                                                   Filed Pursuant to Rule 497(c)
                                                              File No. 333-67904

                      GE Life & Annuity Separate Account 4
                   Prospectus For Scheduled Purchase Payment
                       Variable Deferred Annuity Contract

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230
                          Telephone: 1-(800)-352-9910

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This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes a scheduled purchase payment variable deferred annuity contract (the "contract") for individuals or groups and certain qualified and non-qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the payment of periodic annuity benefits and the accumulation of contract value. If you satisfy certain conditions, you will receive lifetime annuity payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.

The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a subaccount that invests in shares of the Total Return Fund of GE Investment Funds, Inc. If we receive your payment before its due date, we will allocate it to our guarantee account, which is part of our general account, until the due date. On the due date, we will transfer that payment to the subaccount. If we receive your payment more than 30 days after its due date, we will require you to pay interest on that payment (in addition to a monthly billing fee) and make the payment within one year of its due date to retain your eligibility to receive guaranteed minimum payments.

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to supplement or prepay some, or all, of your monthly payments by making a lump sum payment of at least a certain amount. If the lump sum amount is greater than six monthly payments, we will allocate that lump sum amount to a non-unitized separate account that we have established to hold the supplemental or prepayments you make. Amounts in the non-unitized separate account will earn a predetermined rate of interest. Depending upon your instructions and the amount of the lump sum payment received, we will use such lump sum payment to either lower the amount of some or all of your remaining monthly payments or to pay the entire amount of some or all of your remaining monthly payments. If you do not provide instructions when you make a lump sum payment, we will allocate that payment to our guarantee account until we receive your instructions.

Before your annuity payments begin, you may surrender or take withdrawals from your contract. Amounts you surrender or withdraw are subject to a surrender or access charge we assess; amounts you surrender or withdraw from the non-unitized separate account may also be subject to a market value adjustment. You must repay any amount you receive from the subaccount, plus interest, within one year of the withdrawal to retain your eligibility to receive guaranteed minimum payments.

The value of your contract before your annuity payments begin, and the amount of your annuity payments (if you lose your right to receive guaranteed minimum payments), will depend upon the investment performance of the Total Return Fund of GE Investments Funds, Inc. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly income payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the Contract:
  . is Not a deposit of a bank
  . is Not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency
  . is Not available in every state
  . is Not guaranteed by us unless you make all monthly Scheduled
    Installments in accordance with the Contract and you elect to receive Monthly Income Payments on the date you scheduled your annuity payments to begin.

A Statement of Additional Information, dated February 12, 2002, which contains additional information about the Contract has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.

            For general information or to obtain free copies of the:

                   . Statement of Additional Information;

                   . annual report for the Variable Account;

                   . prospectus, annual report or semi-annual report for
                     theTotal Return Fund of GE Investments Funds, Inc.; or

                   . any required forms,

                  call us at 1-800-352-9910; or

                  write us at  GE Life and Annuity Assurance Company
                          6610 West Broad Street
                          Richmond, Virginia 23230

        The Statement of Additional Information and other material incorporated by reference can be found on the Securities and Exchange Commission's website at:

                                  www.sec.gov

The date of this prospectus is February 12, 2002.

Table of Contents

Definitions.................................................................   4

Expense Table...............................................................   7

Annual Expenses -- Total Return Fund of GE Investments Funds, Inc. .........   9

Synopsis....................................................................  11

Condensed Financial Information.............................................  19

Investment Results..........................................................  20

Financial Statements........................................................  21

The Company.................................................................  22

The Variable Account........................................................  23

The Guarantee Account and the Immediate Installment Account.................  26

The Contract................................................................  29

Surrenders and Partial Withdrawals..........................................  43

Charges and Other Deductions................................................  46

The Death Benefit...........................................................  57

Benefits at Annuity Commencement Date.......................................  60

Guaranteed Minimum Income Payments..........................................  62

Optional Payment Plans......................................................  64

Federal Tax Matters.........................................................  66

Voting Rights...............................................................  75

Requesting Payments.........................................................  76

Sales of the Contract.......................................................  78

Additional Information......................................................  80

Appendix.................................................................... A-1

Definitions
The following defined terms are used throughout this prospectus:

Accumulation Period -- The period from the date your Contract is issued until the date annuity payments begin.

Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date annuity payments begin.

Adjustment Account -- An account that we establish for each Contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a Contract by the Annuity Unit value as of the Annuity Commencement Date and each Annuity Commencement Date Anniversary.

Annuitant/Joint Annuitant -- The person(s) named in the Contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the named Owner is not a natural person. Two natural persons who are Joint Owners must also be Joint Annuitants.

Annuity Commencement Date -- The date annuity payments are scheduled to begin. This date is indicated on your Contract's data pages. You cannot change the Annuity Commencement Date after the Contract is issued.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

Annuity Year -- The twelve-month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your Contract. Your Contract Date is shown on your Contract's data pages.

Contract Value -- The sum of your Contract's Guarantee Account Value, Subaccount Value, and Immediate Installment Account Value.

Contract Year -- A one year period of time beginning on the date your Contract is issued or a Contract anniversary.

Death Benefit -- The benefit payable under a Contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

Designated Beneficiary(ies) -- The person(s) designated by the Owner to receive the Death Benefit.

Flexible Purchase Payment -- A Purchase Payment that is not a Scheduled Purchase Payment.

General Account -- Assets of the Company that are not segregated in any of our separate accounts.

Guarantee Account -- An account established in our General Account to hold certain amounts under the Contracts as described in this prospectus.

Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account plus interest credited on those payments, minus transfers and/or withdrawals made from the Guarantee Account (including premium tax and surrender charges).

Guaranteed Minimum Income Payment -- The minimum amount of each monthly annuity payment paid to you upon annuitization of the Contract, provided all Scheduled Installments have been made to the Subaccount in accordance with the terms of the Contract. The amount of each Guaranteed Minimum Income Payment is shown on your Contract's data pages.

Immediate Installments -- A monthly series of equal transfers from the Immediate Installment Account to the Subaccount.

Immediate Installment Account -- GE Life & Annuity Separate Account 6, a separate account of the Company to which your Flexible Purchase Payments are allocated.

Immediate Installment Account Value -- The present value of the future Immediate Installments to be made from the Immediate Installment Account. This amount includes any applicable Market Value Adjustment.

Income Payment -- One of a series of payments made under either the monthly income benefit or one of the Optional Payment Plans.

Market Value Adjustment -- A positive or negative adjustment included in the Contract Value when any amounts are surrendered or withdrawn (including Death Benefit payments) from the Immediate Installment Account.

Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract date. If the Monthly Due Date is the 29th, 30th or 31st of a Month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be invested in the Subaccount on the next Valuation Day.

Monthly Income Payment -- The Income Payments we make to the payee after the Annuity Commencement Date. The amount of a Monthly Income Payment remains constant throughout an Annuity Year, but may increase or decrease from Annuity Year to Annuity Year. However, the amount of the Monthly Income Payment is guaranteed to never be below the Guaranteed Miminum Income Payment, provided all contractual requirements are satisified.

Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the Contract. The Owners are shown in the Contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

Purchase Payment -- Any payment applied to the Contract.

Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your Contract's data pages.

Subaccount -- A subdivision of the Variable Account that invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc.

Subaccount Value -- The Subaccount Value is equal to:
  .the sum of all Scheduled Installments made to the Subaccount; plus .amounts adjusted for the reinvestment of dividends; plus or minus
  .net capital gains or losses (realized or unrealized); minus
  . any Contract charges (including premium tax and surrender charges); plus or minus
  .withdrawals repaid to or taken from the Subaccount.

Surrender Value -- The value of the Contract as of the date we receive your written request for surrender at our Home Office, less any applicable premium tax, surrender charge, access charge, plus or minus a Market Value Adjustment (assessed against assets in the Immediate Installment Account).

Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund of GE Investments Funds, Inc. does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Variable Account -- GE Life & Annuity Separate Account 4, a separate account we established to receive and invest the Scheduled Installments you make under this Contract, in addition to amounts received from other variable annuity contracts we issue.

Expense Table
The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this Contract. The table reflects Variable Account expenses and expenses assessed against amounts you allocate to the Immediate Installment Account and Guarantee Account. For more complete descriptions of the various costs and expenses involved, see the "Charges and Other Deductions" provision later in this prospectus. Premium tax charges also may apply, although they are not reflected in the table.

Owner Transaction Expenses:
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Maximum Surrender Charge for the Variable Account and the Guarantee Account
 (as a percentage of Scheduled Installments):..                                           9%

                                                                                   Surrender Charge
                                                                                 (as a percentage of
                                                                               the lesser of Scheduled
               Contract Year                                                  Installments made to date
            in Which Surrender or                                              not previously withdrawn
         Partial Withdrawal is Made                                          and the amount withdrawn)/1/
---------------------------------------------------------------------------------------------------------
                     1                                                                    9%
                     2                                                                    8%
                     3                                                                    7%
                     4                                                                    6%
                     5                                                                    5%
                     6                                                                    4%
                     7                                                                    3%
                     8                                                                    2%
                9 and after                                                               1%

/1/ Withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation.

A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1,
Plan 2 (with a certain period of 10 or more years), or Plan 5.

Maximum Access Charge for the Immediate Installment Account (as a percentage
 of the Immediate Installment Account Value):..                                           6%

                                                                                    Access Charge
  Complete and Partial Years Remaining On Each                                   (as a percentage of
     Flexible Purchase Payment until the Date                                   Immediate Installment
   Established for Installment Transfers to End                                Account value withdrawn)
-------------------------------------------------------------------------------------------------------
                  6 and more                                                              6%
                       5                                                                  5%
                       4                                                                  4%
                       3                                                                  3%
                       2                                                                  2%
                       1                                                                  1%

All surrenders and withdrawals from the Immediate Installment Account will be subject to a Market Value Adjustment as well as an Access Charge.

Annual Interest Rate Charged on Late Scheduled Installments..                             6%
Annual Interest Rate Charged on Withdrawal Repayments..                                   6%

Annual Expenses (effective annual rate of
 Variable Account charges as a percentage of
 the daily net assets of the Subaccount):
---------------------------------------------------------------
Mortality and Expense Risk Charge:..........         1.35%
Administrative Expense Charge:..............         0.15%
 Total Annual Expenses:.....................         1.50%

Other Expenses:/1/
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Monthly Billing Fee:........................          $10
 We will not assess a billing charge if
  Scheduled Purchase Payments are paid by
  means of an electronic fund transfer
  payment.

Optional Rider Fees: (assessed monthly and
 shown as a range from minimum to maximum
 expenses)/2/
---------------------------------------------------------------
Unemployment Benefit (per $100 of waived
 Scheduled Purchase Payment)................    $3.00 per month
Minimum/Maximum Disability Benefit (per $100
 of waived Scheduled Purchase                   $0.76/$8.11 per
 Payment)/3............................../..         month
Maximum Joint Annuitant Life Benefit (per
 $100 of waived Scheduled Purchase              $0.98/$8.57 per
 Payment)/3............................../..         month
---------------------------------------------------------------

 /1/We take payment for fees listed in this section prior to applying the Purchase Payment to the Subaccount, Immediate Installment Account and/or Guarantee Account.
 /2/Payments for the Optional Riders are due with the Scheduled Purchase
    Payments.
 /3/The fees charged for the Optional Riders vary depending upon the age of Annuitant, the Annuitant's gender and the amount and duration of Scheduled Installments.

Annual Expenses -- Total Return Fund of GE Investments Funds, Inc.

Annual expenses of the Total Return Fund of GE Investments Funds, Inc. for the year ended December 31, 2000 (as a percentage of its average net assets) were:

                                                       Total
                            Management  Other   12b-1  Annual
                              Fees     Expenses  Fee  Expenses
--------------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund             0.50%     0.04%   N/A    0.54%
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The Total Return Fund of GE Investments Funds, Inc. is not subject to any fee waivers or expense reimbursements.

We offer other variable annuity contracts funded by the Variable Account which also may invest in the Total Return Fund of GE Investments Funds, Inc. These contracts have different charges and offer different benefits that could affect their investment subdivisions' performance.

EXAMPLES

The following examples show the costs that would be incurred under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the Total Return Fund of GE Investments Funds, Inc. for the year ended December 31, 2000 (as shown above) and therefore do not show any Market Value Adjustment or Access Charge.

Example 1 reflects the surrender charges, the $10 Monthly Billing Fee, Variable Account Charges of 1.50% and a total maximum one-time charge of $19.68 per $100 of coverage for the Rider Options.

Examples 2 and 3 reflect the $10 Monthly Billing Fee, Variable Account Charges of 1.50% and a total maximum one-time charge of $19.68 per $100 of coverage for the Rider Options.

Deductions for premium taxes are not reflected, but do apply.

                                     * * *

Examples: An Owner would pay the following expenses on a single $1,000 Scheduled Purchase Payment received on a Monthly Due Date, assuming a 5% annual return on assets and the charges and expenses reflected in the preceding paragraph.

(1) If you surrender your Contract at the end of the applicable period:

Subaccount Investing In:    1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund          $317.50 $340.76 $366.62 $453.69
------------------------------------------------------------

(2) If you do not surrender your Contract at the end of the applicable period:

Subaccount Investing In:    1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund          $227.50 $270.76 $316.62 $443.69
------------------------------------------------------------

(3) If you annuitize your contract at the end of the applicable time period:

Subaccount Investing In:    1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------
GE Investments Funds, Inc.
 Total Return Fund            *       *       *    $443.69
-----------------------------------------------------------

*This Contract may not be annuitized prior to the 10th anniversary of the Contract Date.

Synopsis
How does this Contract work? The Contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, the Immediate Installment Account, or the Guarantee Account.

Purchase Payments received will be allocated as follows:

  (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount.

  (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date, will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount of the Variable Account.

  (3) Any Flexible Purchase Payment received that is greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 30 days.

  (4) Any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Purchase Payment will be allocated to the Guarantee Account.

On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments (sometimes known as annuity payments). In turn, the Income Payments will be made to you each month. Each Monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments.

Investments in the Subaccount vary with the investment performance of the Total Return Fund for the GE Investments Funds, Inc. Over time, we transfer Purchase Payments invested in the Guarantee Account or the Immediate Installment Account, plus any interest earned, to the Subaccount.

Certain features described in this prospectus may vary from your Contract. Please refer to your Contract for those benefits that apply specifically to you.

What are the Guaranteed Minimum Income Payments? The Contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any withdrawal received from the Subaccount with interest within one year of the withdrawal (but not later than the Annuity Commencement Date), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments:

  (1) if you pay any missed Scheduled Installment(s) and any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date); and

  (2) make no more than 24 Scheduled Installments over the life of the Contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due).

You can only maintain your right to Guaranteed Minimum Income Payments by meeting the conditions listed above. If you fail to meet these conditions, you will lose your right to Guaranteed Minimum Income Payments.

What happens if the Right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above, you:

  (1) remain subject to the Purchase Payment limitations under the Contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

  (2) will NOT have guaranteed minimum annuity payments when you annuitize the Contract.

What are Scheduled Installments? When we issue the Contract, we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed. In addition, once the Contract is issued, your Annuity Commencement Date may not be changed.

When you apply for a Contract, you provide us with:

  . the length of the Accumulation Period you desire. The Accumulation Period must be at least 10 years and cannot be changed after we issue your Contract; and

  . the minimum number of years (between 10 and 50, in five year increments) for which you would like income payments to be made; and

  . one of the following items of information:

  -- the amount of the Guaranteed Minimum Income Payment you want; or

  -- how much you want to pay per month and/or in a lump sum.

We use this information to establish your Scheduled Installments.

How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

  .  Scheduled Purchase Payments;

  .  Flexible Purchase Payments; or

  .  a combination thereof.

See the "Purchase Payments" provision in this prospectus.

By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to a Guaranteed Minimum Income Payment is not lost.

You should not purchase the Contract described in this prospectus if you believe that you CANNOT afford to make all of the Scheduled Installments.

May I pay my Scheduled Purchase Payments automatically? You may use Electronic Fund Transfers to make your monthly Scheduled Purchase Payments. If you do not use Electronic Fund Transfers for your Scheduled Purchase Payments, we will charge you a $10 per month billing charge. See "The Contract" provision in this prospectus.

How do Flexible Purchase Payments work? Although we designed the Contract as a scheduled purchase payment contract, you may make Flexible Purchase Payments subject to certain conditions. The amount of each Flexible Purchase Payment must be greater than 6 Scheduled Purchase Payments and be accompanied with sufficient transfer instructions in order for us to allocate the Flexible Purchase Payment to the Immediate Installment Account. We will allocate the Flexible Purchase Payment to the Guarantee Account if we do not receive transfer instructions or we receive insufficient transfer instructions from the Owner. Any Flexible Purchase Payment received that is less than or equal to 6 times the Scheduled Purchase Payments will be automatically allocated to the Guarantee Account.

Amounts invested in the Immediate Installment Account earn interest at rates we declare and guarantee at the time of purchase. Although the Immediate Installment Account is a separate account, we assume the risk of investment gain or loss on the Immediate Installment Account's assets. We transfer certain amounts (called Immediate Installments) from the Immediate Installment Account to the Subaccount on a monthly basis to make your Scheduled Installment or supplement your Scheduled Purchase Payments. The amount transferred from the Immediate Installment Account to the Subaccount will never exceed the amount of your Scheduled Installment minus the amount of your Scheduled Purchase Payment. Whether a transfer from the Immediate Installment Account makes your Scheduled Installment or supplements your Scheduled Purchase Payment is dependent upon the amount in the Immediate Installment Account and transfer instructions at the time the Flexible Purchase Payment is received. We determine the amount of the Immediate Installment we transfer each month to the Subaccount on the date the Flexible Purchase Payment is received accompanied with complete transfer instructions. This amount depends on:

  .  the amount of your Flexible Purchase Payment;

  .  the rate of interest that we credit to the Flexible Purchase Payment; and

  .  the number of installments you choose.

Transfer instructions must include direction as to:

  (1) whether the Flexible Purchase Payment is to be used to fully pay some or all of your Scheduled Installments; or

  (2) whether the Flexible Purchase Payment is to be used to lower the amount of some or all of your Scheduled Purchase Payments.

We will return to you any amount in excess of what is needed to make all Scheduled Installments. The excess amount will be returned to you within 30 days of our receipt.

Is the Contract available to Qualified Plans? We designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Internal Revenue Code of 1986, as amended (the "Code") ("Qualified Contracts"). We refer to Contracts issued in connection with retirement plans that do not qualify for such favorable treatment under the Code as "Non-Qualified Contracts."

What Surrender and Access Charges are associated with the Contract? If you surrender your Contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender and/or access charge. ("Partial withdrawals" may be referred to as "distributions" in the marketing materials for this product.)

 . For partial withdrawals or surrenders amounts withdrawn or surrendered from the Subaccount and/or the Guarantee Account, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your surrender or partial withdrawal, the surrender charge will be anywhere from 9% to 1% of the lesser of:

    (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

    (2)  the amount withdrawn.


 . For amounts withdrawn or surrendered from the Immediate Installment Account, we will assess an access charge. This charge will be anywhere from 6% to 1% of the Immediate Installment Account Value withdrawn depending on the duration of the remaining Immediate Installments. In addition, we will apply a Market Value Adjustment to determine the Immediate Installment Account Value and the amount available for a partial withdrawal or surrender from the Immediate Installment Account.

We may waive surrender and access charges if you apply your Contract Value upon surrender to certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.

A $10 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments.

We will deduct any state assessed premium taxes either:

  . at the time your Contract incurs such tax;

  . at surrender or distribution of the Contract; or

  . at any other time we choose.

Premium tax may be taken from Purchase Payments or from proceeds at surrender, withdrawal, Annuity Commencement, and death, as applicable. See the "Charges and Other Deductions" provision in this prospectus.

The Total Return Fund of GE Investments Funds, Inc. also has certain expenses. These include management fees and other expenses associated with its daily operation. See the "Expense Table" in this prospectus. In addition, these expenses are more fully described in the prospectus for the Total Return Fund of GE Investments Funds, Inc.

There are various charges assessed for Rider Options. The range of charges for each Rider Option is listed in the "Expense Table" of this prospectus. For additional information, see the "Optional Riders" provision in the section entitled "The Contract" in this prospectus.

For a complete discussion of all charges associated with the Contract, see the "Charges and Other Deductions" provision in this prospectus.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.

How do you calculate my Monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

  . your Contract Value;

  .  whether you are receiving or have received Guaranteed Minimum Income
     Payments;

  . the age and gender of the Annuitant(s); and

  . the specific payment plan you choose.

See the "Benefits at Annuity Commencement Date" provision in this prospectus.

What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the Contract is in force, the Joint Owner or Designated Beneficiary becomes the sole Owner of the Contract. Certain distribution rules imposed by Federal tax law also will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

May I surrender the Contract or take a partial withdrawal? You may surrender the Contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the Contract or take a partial withdrawal, we may assess a surrender and/or access charge. Partial withdrawals will be made first from the Guarantee Account, then the Immediate Installment Account, and finally, the Subaccount, unless you request otherwise. In addition, you may be subject to income tax, and a 10% penalty tax if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

Unless you repay the amount of each withdrawal from the Subaccount, including any missed monthly billing fees, and any interest on the amount received (at an effective annual rate of 6%), within one year of the partial withdrawal, you will lose your right to receive your Guaranteed Minimum Income Payments. (Interest will be assessed from the date of the withdrawal to the date we receive full repayment.)

If you repay the amount of each withdrawal received from the Subaccount within 12 months of the withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you made the withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same date your repayment of the withdrawal is received.

 For example:

 Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount of the Variable Account) and you then request to make a partial withdrawal of $10,000 on May 1, 2002.

 You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2003 (in addition to paying your regularly Scheduled Installments).

 On August 1, 2002 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2002 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

Partial withdrawals from the Immediate Installment Account or Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment, but you may have to increase the amount of your Scheduled Purchase Payments since amounts withdrawn from those accounts will not be used to make Scheduled Installments.

In addition, a partial withdrawal may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

For more information on surrenders and withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

Do I have a refund or return privilege? Yes. You have the right to return the Contract to us at our Home Office within a certain number of days (usually 15 days from the date you receive the Contract, but some states require different periods) and we will cancel the Contract.

If you exercise this right, we will cancel the Contract as of the day we receive your written request to cancel accompanied by the Contract. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the Variable Account or Immediate Installment Account. Alternatively, if required by the law of your state, we will refund your Purchase Payments (less any withdrawals previously taken). See the "Additional Information -- Return Privilege" provision in this prospectus.

Are there optional benefits available under the Contract? Optional benefits are available by purchasing one or more of the following riders with the Contract. (Not all of the rider options listed below may be available in all states.) The riders are:

  . Disability Benefit

  . Unemployment Benefit

  . Joint Annuitant Life Benefit

See "The Contract" provision later in this prospectus for additional information.

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of Variable Account Charges and the changes in the per share value of the Total Return Fund of GE Investments Funds, Inc. As of the date of this prospectus, there were no Accumulation Unit values outstanding for the Contract.

Investment Results

At times, the Variable Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund of GE Investments Funds, Inc., its charges and expenses, the Contract's mortality and expense risk charge and administrative expense charge. Standardized total returns also reflect surrender charges, a maximum one-time charge for the Optional Riders and the $10 monthly billing fee. Non-standardized returns do not reflect surrender charges, charges for the Optional Riders or the $10 monthly billing fee. Premium taxes are not reflected in any of the calculations, but may apply. See "the Appendix" in this prospectus and the Statement of Additional Information for further information.

Financial Statements
The consolidated financial statements for GE Life and Annuity Assurance Company are set forth herein. The financial statements of the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write the Company at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the Securities and Exchange Commission's website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the U.S. Securities and Exchange Commission. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investment Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

For more information about us, see the provision entitled "GE Life and Annuity Assurance Company" in this prospectus.

The Variable Account

We established the Variable Account as a separate investment account on August 19, 1987. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the Contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Variable Account is available under the Contract. The Subaccount invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc.

The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Variable Account by the Securities and Exchange Commission. You assume the full investment risk for all amounts you allocate to the Variable Account.

THE SUBACCOUNT AND THE TOTAL RETURN FUND OF GE INVESTMENTS FUNDS, INC.

There is a Subaccount of the Variable Account which corresponds to the Total Return Fund of GE Investments Funds, Inc. offered in the Contract. The Total Return Fund of GE Investments Funds, Inc. is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act.

Before investing in the Contract, carefully read the prospectus for the Total Return Fund of GE Investments Funds, Inc., along with this Prospectus. We summarize the investment objective of the Total Return Fund of GE Investments, Inc. below. There is no assurance that the Total Return Fund of GE Investments Funds, Inc. will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund of GE Investments Funds, Inc.

The investment objective and adviser to the Total Return Fund of GE Investments Funds, Inc. is as follows.

Investment Objective                                       Adviser
-------------------------------------------------------------------------------
To provide the highest total return, composed  GE Asset Management Incorporated of current income and capital appreciation,
as is consistent with prudent investment risk
by investing in common stocks, bonds, and
money market instruments, the proportion of
each being continuously determined by the
investment adviser.
-------------------------------------------------------------------------------

We will purchase shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund of Ge Investments Funds, Inc. at net asset value to pay Death Benefits, surrender proceeds, and withdrawals, to make Income Payments, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund of GE Investments Funds, Inc. in shares of the Total Return Fund of GE Investments Funds, Inc. at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of Total Return Funds of GE Investments Funds, Inc. to Owners as additional units, but instead reflect them in unit values.

Shares of the Total Return of GE Investments Funds, Inc. are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When the Total Return Fund of GE Investments Funds, Inc. sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the Total Return Fund of GE Investments Funds, Inc. sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

The Total Return Fund of GE Investments Funds, Inc. may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the Total Return Fund of GE Investments Funds, Inc. could conflict. The Board of Directors of the Total Return Fund of GE Investments Funds, Inc. will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the Total Return Fund of GE Investments Funds, Inc. for additional information.

CHANGES TO THE VARIABLE ACCOUNT AND THE SUBACCOUNT

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund of GE Investments Funds, Inc. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of the Total Return Fund of GE Investments Funds, Inc. should no longer be available, or if investment in the Total

Return Fund of GE Investments Funds, Inc. shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the Contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the Contract without prior notice to you and before approval of the Securities and Exchange Commission in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before approval of the Securities and Exchange Commission. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Guarantee Account And The Immediate Installment Account

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to our separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

We also allocate Flexible Purchase Payments that we receive with insufficient transfer instructions (i.e., you do not tell us whether you want your Flexible Purchase Payment to (i) lower the amount of the Scheduled Purchase Payment you must make each month, or (ii) completely prepay a certain number or all of your remaining Scheduled Installments) to the Guarantee Account. The Flexible Purchase Payment will remain in the Guarantee Account and earn interest until we receive your instructions concerning the method of transfer. Once we have these instructions, we will establish a schedule of Immediate Installments and transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account. See "The Contract" provision in this prospectus.

We credit amounts in the Guarantee Account with interest daily at an effective annual interest rate of 3%. Amounts in the Guarantee Account do not reflect the investment performance of our General Account, or any portion thereof.

THE IMMEDIATE INSTALLMENT ACCOUNT

Due to certain exclusionary provisions of the federal securities laws, we have not registered the Immediate Installment Account as an investment company under the 1940 Act. Accordingly, the Immediate Installment Account is not generally subject to regulation under the 1940 Act. However, we have registered interests in the Immediate Installment Account under the 1933 Act, and disclosures relating to the interests in the Immediate Installment Account are subject to the provisions of that Act.

The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Provided we have sufficient direction from you to do so, we commit to make all future Immediate Installments at the time we accept your Flexible Purchase Payment and place that Flexible Purchase Payment into the Immediate Installment Account. The assets of the Immediate Installment Account equal, at the least, the reserves and other Contract liabilities supported by the Immediate Installment Account. Like the Variable Account, but unlike the Guarantee Account, we do not charge the assets in the Immediate Installment Account with liabilities arising out of any other business which we may conduct. The assets of the Immediate Installment Account shall, however, be available to cover the liabilities of our General Account to the extent that the assets of the Immediate Installment Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Immediate Installment Account are credited to or charged against the Immediate Installment Account without regard to the income, gains, or losses arising out of any other business we may conduct.


For each Flexible Purchase Payment, we calculate a level monthly interest rate. The level monthly interest rate is the single rate at which the present value of the Immediate Installments generated equals the Flexible Purchase Payment less any premium tax. The level monthly interest rate will be different for each Flexible Purchase Payment made.

We have no specific formula for determining the level monthly interest rate. Our determination may be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as Flexible Purchase Payments under the Contract. We will invest these amounts primarily in investment-grade fixed income securities including:

  . securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government;

  . debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service;

  . mortgage-backed securities collateralized by real estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage

   Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above;

  . other debt instruments, commercial paper, cash or cash equivalents.

You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Immediate Installment Account. We also will consider other factors in determining the interest we credit on amounts allocated to the Immediate Installment Account including regulatory and tax requirements, sales commissions, administrative expenses borne by us, general economic trends and competitive factors. Our management will make the final determination on the interest we credit. We cannot predict or guarantee the level of future interest rates, however once an interest rate has been declared and your payment is invested in the Immediate Installment Account, that interest rate is guaranteed until the entire amount of that Flexible Purchase Payment has been transferred to the Subaccount through Immediate Installments. You may call us at any time to obtain the current rate of interest applied to Flexible Purchase Payments allocated to the Immediate Installment Account. The rate of interest a Flexible Purchase Payment receives will be disclosed on your confirmation.

A market value adjustment can increase or decrease the amounts surrendered from the Immediate Installment Account depending on current interest rate fluctuations. A Market Value Adjustment is not taken for amounts transferred from the Immediate Installment Account to the Subaccount for purposes of making a Scheduled Installment.) When current interest rates are higher than the interest rate declared for your Flexible Purchase Payment(s), a market value adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would increase the value of the amount distributed. Consequently, the Immediate Installment Account Value will vary based on changes in interest rates since the date of your Flexible Purchase Payment, transfers of Immediate Installments and any partial withdrawals from the Immediate Installment Account. (See the "Charges and Other Deductions" provision in this prospectus.) The Company does not guarantee the Immediate Installment Account Value.

The Contract

The Contract is an individual or group scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the Contract. Your Contract may differ in certain respects from the description in this Prospectus due to variations in state insurance law requirements. Your Contract reflects exactly what applies to you.

PURCHASING A CONTRACT

You may purchase a Contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Contract. We then send the Contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, which can be either a Scheduled Purchase Payment, a Flexible Purchase Payment or both, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Flexible Purchase Payments received with the application will be applied to the Immediate Installment Account or Guarantee Account (see the "Purchase Payment" provision in this prospectus). Whichever date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

To apply for a Contract, the person(s) designated as the Annuitant(s) must be younger than age 71. We may sell the Contract for use with certain qualified retirement plans. If you are purchasing the Contract for use with such a plan, you must be eligible to participate in the plan. Please be aware that if you are purchasing the Contract for use with a qualified retirement plan, the Contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. Please consult a tax adviser to determine whether this Contract is an appropriate investment for you.

Purchasing the Contract through a Tax Free "Section 1035" Exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make Scheduled or Flexible Purchase Payments. Before making an exchange to acquire this Contract, you should carefully compare the Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges which would apply to you. The other fees and charges under this Contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this Contract generally will earn a commission.

OWNERSHIP

As Owner(s), you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

Two persons may apply for a Contract as Joint Owners. Joint Owners have equal undivided interests in their Contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the Contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the Contract. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.

Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants as well. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a second (Joint) Annuitant cannot be added nor can a Joint Annuitant be removed.

GUARANTEED MINIMUM INCOME PAYMENTS

The Contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any withdrawal received from the Subaccount with interest within one year of the withdrawal (but not later than the Annuity Commencement Date), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments:

  (1) if you pay any missed Scheduled Installment(s) and any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled

    Installment (but not later than the Annuity Commencement Date); and

  (2) make no more than 24 Scheduled Installments over the life of the Contract outside of the grace period (the grace period 30 days after the date each Scheduled Installment is due).

You can only maintain your right to Guaranteed Minimum Income Payments by meeting the conditions listed above. If you fail to meet these conditions, you will lose your right to Guaranteed Minimum Income Payments.

PURCHASE PAYMENTS

General. Purchase Payments can be Scheduled Purchase Payments or Flexible Purchase Payments. How we allocate these Payments depends on your instructions, when we receive the Payment and the amount of the Payment received.

Purchase Payments received will be allocated as follows:

  (1) Any Scheduled Purchase Payment made on or after the Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

  (2) Any Scheduled Purchase Payment made for purposes of satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount of the Variable Account;

  (3) Any Flexible Purchase Payment received that is greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 30 days;

  (4) Any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Installment will be allocated to the Guarantee Account.

If we receive a Flexible Purchase Payment that is in an amount greater than 6 times the amount of the Scheduled Purchase Payment with complete instructions as to how you want the payment transferred to the Subaccount, we will invest your Flexible Purchase Payment in the Immediate Installment Account. Otherwise, we will invest your Flexible Purchase Payment in the Guarantee Account. Once we receive sufficient transfer instructions, as outlined below, we will transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account.

Transfer instructions must include direction as to:

  (1) whether the Flexible Purchase Payment is to be used to fully pay some or all of your Scheduled Installments; or

  (2) whether the Flexible Purchase Payment is to be used to lower the amount of some or all of your Scheduled Purchase Payments.

Flexible Purchase Payments received that are equal to or less than 6 times the amount of the Scheduled Purchase Payment will be invested in the Guarantee Account and cannot be transferred to the Immediate Installment Account. Assets in the Guarantee Account, however, can be used to make Scheduled Installments.

Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. The Scheduled Installment can be made by:

  (1)  Scheduled Purchase Payment;

  (2)  Immediate Installment from the Immediate Installment Account;

  (3)  transfer from the Guarantee Account; or

  (4)  a combination of any of the above.

The total Purchase Payments for all Contracts issued to any one Owner cannot exceed $2,000,000 without prior Home Office approval.

Establishing the Schedule of Installments. We determine your right to receive the Guaranteed Minimum Income Payment in part by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make in the Subaccount during the Accumulation Period of your Contract. You may make Scheduled Installments through a combination of Scheduled Purchase Payments and Flexible Purchase Payments.

We establish the amount and number of your Scheduled Installments when we issue your Contract. Once established, the number and amount of the Monthly Scheduled Installments cannot be changed. The amount and number of Monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date for the lifetime of the Annuitant(s) or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years, if you have met the conditions necessary to receive the payments.

In the event that a single Owner marries after we issue the Contract, upon our approval, he or she may add their spouse as a Joint Owner/Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change, however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make those payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the Contract on the Contract Date.

When you apply for a Contract, your application must provide us with:

 . the age (and for Non-Qualified Contracts, the gender) of the Annuitant(s);

 . the Accumulation Period (it must be at least 10 years and cannot be changed after we issue your Contract);

 . the certain period you want; or

 . one of the following items of information:

   -- the amount of the Guaranteed Minimum Income Payment you want; and

   -- how much you want to pay in Scheduled Purchase Payments and/or Flexible
      Purchase Payments.

With either item of information, we can determine the other item.

When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

  . expected mortality;

  . persistency;

  . length of Accumulation Period;

  . length of certain period;

  . expected investment performance; and

  . length of maintenance, acquisition and distribution expenses.

These factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, whether a Flexible Purchase Payment has been made, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

Acquisition and distribution expenses vary by the market in which the Contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets that are homogeneous with respect to one or more of the factors.

See the "Guaranteed Minimum Income Payments" provision in this prospectus.

Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. The minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

  (1)  by a transfer of money from the Guarantee Account;

  (2)  by a transfer of money from the Immediate Installment Account;

  (3)  by making Scheduled Purchase Payments when due; or

  (4)  by any combination of methods 1, 2, and 3.

The amount of your Scheduled Purchase Payments will vary based on whether an Immediate Installment is being transferred to the Subaccount. For any month, an Immediate Installment will decrease or eliminate the amount of a Scheduled Purchase Payment that would have been required had there not been an Immediate Installment.

We deposit a Scheduled Purchase Payment received before its Monthly Due Date in the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account Value to make up the missed Scheduled Purchase Payment. If the Guarantee Account Value is insufficient for this purpose, then that Scheduled Installment is in default.

Grace Period. The Contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period an interest rate at an effective annual rate of 6% will be applied to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum Income Payments.

Reinstatement. We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you notices once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled Installment(s), or the missing portion thereof, within the earlier of:

  (1)  one year of its Monthly Due Date; or

  (2)  the Annuity Commencement Date.

You also must pay us any monthly billing fee associated with the defaulted Scheduled Installment, as well as interest on both at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the defaulted Scheduled Installment (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.

We allocate Purchase Payments of the missed portion of the Scheduled Installments to the Subaccount as of the date that we receive them.

We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

  (1)  missed portion of the Scheduled Installment;

  (2)  any rider Purchase Payments;

  (3)  any applicable monthly billing fees; and

  (4)  interest.

If more than one Scheduled Installment is in default, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and all interest you owe on the foregoing. To retain your right to Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your Contract. If you fail to pay any Scheduled Installment with any applicable monthly billing fee, and interest that is charged on it within one year from its Monthly Due Date (but not later than the

Annuity Commencement Date), you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it.

Scheduled Purchase Payments. When we issue a Contract, and whenever we allocate a Flexible Purchase Payment to the Immediate Installment Account, we will send you a new Contract data page which includes your revised schedule of Scheduled Purchase Payments. Thus, month-by-month, Scheduled Purchase Payments always equal the difference between Scheduled Installments and Immediate Installments. The minimum Scheduled Purchase Payment is $25.

You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. If you do not use Electronic Fund Transfers to make your Scheduled Purchase Payments, we charge a monthly fee of $10.00 for sending you monthly "bills" and manually processing the payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 fee is taken prior to investment in the Subaccount.

Flexible Purchase Payments and Immediate Installments. You also may make your Scheduled Installments through Flexible Purchase Payments. Flexible Purchase Payments received on or before the Contract Date will be allocated to the Immediate Installment Account. For Flexible Purchase Payments received after the Contract Date in amounts greater than 6 Scheduled Purchase Payments (computed as of the date that we receive the Flexible Purchase Payment), we will invest such payments in the Immediate Installment Account, provided we have sufficient transfer instructions as outlined in the "Purchase Payment" provision in this prospectus. We will deposit Flexible Purchase Payments received after the Contract Date in the Guarantee Account for Flexible Purchase Payments that are equal to or less than 6 times the Scheduled Purchase Payments, or for those Flexible Purchase Payments that are greater than or equal to 6 times the Scheduled Purchase Payments, but not accompanied by sufficient transfer instructions.

We use Flexible Purchase Payments allocated to the Immediate Installment Account to "fund" or generate a series of monthly Immediate Installments that we transfer to the Subaccount on the Monthly Due Dates to "pay" all or part of the Scheduled Installments. See the Purchase Payment Allocation Table below. Immediate Installments have the effect of reducing or eliminating the required Scheduled Purchase Payments for all or part of the Accumulation Period, depending on the method you select for the installments. Each Flexible Purchase Payment supports a separate series of Immediate Installments, with each series having a starting date and an ending date. The starting date is generally the Monthly Due Date following the allocation of the payment to the Immediate Installment Account and the ending date depends on the Immediate Installment method you select. However, if you elect one of our optional riders (described in the "Optional Riders" provision), Flexible Purchase Payments must end on the earlier of the Annuity Commencement Date or age 65 of the covered Annuitant.

For each series of Immediate Installments, each monthly Installment must be of the same amount. For any Flexible Purchase Payment, the fewer the number of Immediate Installments, the larger such Installments can be. Conversely, the smaller each Immediate Installment, the greater the number of Installments that the Flexible Purchase Payment can support. Since Immediate Installments may be transferred only on Monthly Due Dates, a greater number of Installments translates into a longer portion of the Accumulation Period over which such Installments are made. Thus, you may use a Flexible Purchase Payment to eliminate a number of Scheduled Installments or to "buy down" the amount of some greater number of Scheduled Purchase Payments. Exactly how much you can eliminate or "buy down," depends on the amount of the Flexible Purchase Payment, the rate of interest that we credit to Immediate Installment Account Value as determined on the date of purchase and the number of installments.

We compute the series of Installments for each Flexible Purchase Payment allocated to the Immediate Installment Account by crediting interest at a rate that we determine for each Flexible Purchase Payment at the time that you make the Flexible Purchase Payment. Using that interest rate and knowing either the amount of the Installments or the number of Installments you want, we determine the amount and number of the Installments. Your Immediate Installments reflect the fact that interest is credited each month on a declining balance as Immediate Installments are transferred to the Subaccount. For example, assume that you want 120 Installments (i.e., ten years of Installments) from your Flexible Purchase Payment beginning immediately. We calculate a level Installment to be transferred each month. This Installment is the amount that will result in the Flexible Purchase Payment (net of any applicable premium tax), and all interest earned on it, being completely transferred to the Subaccount by the end of the 10 years.

We will return the portion of any Flexible Purchase Payment that is more than the amount needed to pay all future Scheduled Installments within 30 days of receipt. The total Purchase Payments for all Contracts issued to any one Owner cannot exceed $2,000,000 without prior Home Office approval.

Allocation of Purchase Payments. We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any Payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such Payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. We allocate Flexible Purchase Payments that are received in an amount greater than 6 Scheduled Purchase Payments directly to the Immediate Installment Account, provided we have sufficient transfer instructions to determine a payment method for your Immediate Installments. If we do not receive sufficient transfer instructions, we will allocate that Flexible Purchase Payment to the Guarantee Account until we receive sufficient instructions. In addition, any Flexible Purchase Payment received that is equal to or less than 6 Scheduled Purchase Payments will be directed to the Guarantee Account.

                       Purchase Payment Allocation Table

       Type of Payment           When Received           Where Allocated
------------------------------------------------------------------------------
  Scheduled Purchase         Monthly Due Date       Subaccount
  Payment or portion
  thereof
------------------------------------------------------------------------------
  Scheduled Purchase         Before Monthly Due     Guarantee Account
  Payment or portion         Date
  thereof
------------------------------------------------------------------------------
  Scheduled Purchase         After Monthly Due      Subaccount for any past
  Payment or portion         Date                   due Scheduled Installment,
  thereof                                           then Guarantee Account for
                                                    remainder
------------------------------------------------------------------------------
  Flexible Purchase Payment  On or After Contract   Immediate Installment
  that is greater than 6     Date                   Account
  Scheduled Purchase
  Payments with
  instructions
------------------------------------------------------------------------------
  Flexible Purchase Payment  On or After Contract   Guarantee Account until
  that is greater than 6     Date                   instructions received,
  Scheduled Purchase                                then transferred to
  Payments without                                  Immediate Installment
  instructions                                      Account
------------------------------------------------------------------------------
  Flexible Purchase Payment  On or After Contract   Guarantee Account
  that is equal to or less   Date
  than 6 Scheduled Purchase
  Payments

Optional Riders. To reduce the risk that unforeseen events could leave you without the resources to make Scheduled Purchase Payments, we offer three optional riders that you may purchase at Contract issue or Contract Anniversary, provided that you remain eligible to receive Guaranteed Minimum Income Payments. Under each of these riders, we will waive all or a portion of the Scheduled Purchase Payments due during the periods specified in each rider.

When you apply for an Optional Rider, you tell us how much of a Scheduled Purchase Payment you would like us to waive. Owners and Joint Owners may designate any combination of percentages as long as such percentages are in whole numbers and equal 100%. Once a percentage of Scheduled Purchase Payments waived has been designated, it cannot be changed. The riders are:

 . Disability Benefit Rider -- This rider provides that, during the life of the covered Annuitant, if that covered Annuitant becomes totally disabled (as defined in the rider), all or a portion of the Scheduled Purchase Payments due during the period of total disability will be waived. Also, we will waive all or a portion of Purchase Payments for other riders due during the period of total disability for the period when we waive Scheduled Purchase Payments. (Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes disabled. For instance, if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes totally disabled, as defined by the rider, AND the husband is the covered Annuitant, then we will waive 60% of the Scheduled Purchase Payment.) We will calculate the Monthly Income Benefit and Death Benefit under the Contract as if you had paid the waived Scheduled Purchase Payment when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the Contract. If you surrender the Contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

 We will credit the disability benefit provided under this rider on each Monthly Due Date during a period beginning from the date of total disability to the earliest of:

   (1) the Contract Anniversary on or next following the covered Annuitant's 65th birthday,

   (2)  the Annuity Commencement Date,

   (3)  recovery from total disability, or

   (4)  the covered Annuitant's death.

 Benefits take effect only after 90 days of continuous total disability. If the benefits take effect, we will waive Scheduled Purchase Payments missed during the 90 day period and, will reapply any Scheduled Purchase Payments you made during that period to the Guarantee Account.

 . Unemployment Benefit Rider -- This rider provides that if that covered
  Annuitant becomes unemployed, all or a portion of the Scheduled Purchase Payments due during the period of unemployment (up to a maximum of one year per 5-year period -- the "benefit period") will be waived. Also, we will waive all or a portion of Purchase Payments required for other riders due during the period we waive the Scheduled Purchase Payments for the Unemployment Benefit Rider. (Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint

 Annuitants where one spouse becomes unemployed. For instance if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes unemployed and the husband is the covered Annuitant, we will waive 60% of the Scheduled Purchase Payment.)

To receive this benefit:


   (a) the covered Annuitant must be receiving state unemployment benefits for at least 90 consecutive days;

   (b)  the rider must be in effect for one year; and

   (c)  we must receive satisfactory proof of unemployment at our Home Office.

 Satisfactory proof of unemployment consists of a letter from the appropriate state's department responsible for administering unemployment benefits.


 Benefits will be covered for only one benefit period during any five-year period. We will consider a period of unemployment as a continuation of the previous benefit period if:

   (1)  the unemployment occurs within 30 days of the end of a benefit period;
        and

   (2)  the full year of the benefit period has not been completed.

 If the covered Annuitant becomes unemployed during the first Contract year, we will waive Scheduled Purchase Payments beginning on the next Contract Anniversary if:

   (1) The covered Annuitant has been receiving state unemployment benefits for at least 90 consecutive days; and

   (2) The period of unemployment continues through the date the rider has been in effect for one year.

 Although the maximum benefit period is one year, the benefit period will not continue beyond the earliest of:

   (1) the Contract Anniversary on or next following the covered Annuitant's 65th birthday;

   (2)  the Annuity Commencement Date;

   (3)  the Contract surrender date;

   (4)  the Monthly Due Date after we receive your request to end the rider;

   (5)  the loss of state unemployment benefits; and

   (6)  the covered Annuitant's death.

 If the benefit provided by this rider ends before the Annuity Commencement Date, you must resume making Scheduled Purchase Payments in order to keep your Guaranteed Minimum Income Payments in effect.

 We will not credit the benefits provided by this rider if the unemployment is:

   (1)  voluntary;

   (2)  caused by a self-inflicted injury; or

   (3)  the result of being in prison for a period exceeding 90 days.

 The waiver of Scheduled Purchase Payments provided by this rider will not increase your Surrender Value prior to the Annuity Commencement Date. However, we will calculate the Monthly Income Benefit and the Death Benefit available under the Contract as if you had paid the Scheduled Purchase Payment when due.

 . Joint Annuitant Life Rider -- This rider is only available for spouses. This rider provides that if a covered Joint Annuitant dies, all or a portion of the Scheduled Purchase Payments will be waived. (Portions of Scheduled Purchase Payments are waived in cases of Joint Owners/Joint Annuitants where one spouse dies. For example, if a husband is covered for 60% of the monthly Scheduled Purchase Payment and he passes away, then we will waive 60% of the Scheduled Purchase Payment from the date of the husband's death until the Annuity Commencement Date.) We will calculate the Monthly Income Benefit and Death Benefit under this Contract as if the Scheduled Purchase Payments waived had been paid when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the Contract. If you surrender the Contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

 Benefits under this rider will be covered from the date of the covered Annuitant's death until the earlier of:

   (1) the Contract Anniversary on or next following the surviving Joint Annuitant's 65th birthday, or

   (2)  the Annuity Commencement Date.

 The charges for the optional riders are in addition to your Scheduled Purchase Payments. The amount paid for the optional riders is taken prior to investing in any Account. The riders and your Contract's data pages provide more detailed information about the riders including certain conditions and limitations. The riders may not be available in qualified plans, in all states, or in all markets.

VALUATION OF ACCUMULATION UNITS

Upon allocation or transfer to the Subaccount, we convert Scheduled Purchase Payments and Immediate Installments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment or Immediate Installment is invested in the Subaccount. Therefore, Scheduled Purchase Payment allocated or Immediate Installments transferred to the Subaccount increase the number of Accumulation Units credited to the Contract.

Withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your Contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.

The value of an accumulation unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund of GE Investments Funds, Inc. because of the deduction of variable account charges. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders And Partial Withdrawals
We will allow the surrender of the Contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Withdrawals must be at least $100. A withdrawal or surrender is effective as of the date we receive your request at our Home Office in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal or surrender:

  (1) first from the Guarantee Account;

  (2) then from the Immediate Installment Account; and

  (3) finally from the Subaccount.

You will need to make Scheduled Purchase Payments when you otherwise would not have to, if you have made withdrawals from the Guarantee Account and/or the Immediate Installment Account and the amounts remaining in such accounts are insufficient to fully make your Scheduled Installments.

Partial withdrawals and surrenders may be subject to surrender and/or access charges and a Market Value Adjustment. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

In addition, you may be subject to an ordinary income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

Telephone Withdrawals. You may make withdrawals under your Contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to make partial withdrawals over the telephone at our Home Office. You only can surrender your contract by writing our Home Office.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;

  . confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

To request a telephone withdrawal, please call us at 1-800-352-9910.

Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 1 of this prospectus.

Repayment of Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments, you must repay the amount of any withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date. If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount plus interest. Therefore, the amount you repay includes:

 .  the amount you receive from the Subaccount; plus

 . the amount of any premium taxes assessed on amounts withdrawn from the Subaccount; plus

 . interest we assess on the amount withdrawn from the date of withdrawal until the date of repayment.

We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each withdrawal from the Subaccount within 12 months of the withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same date your repayment of the withdrawal is received.

Consult your tax advisor concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% penalty tax if you are younger than 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax advisor prior to taking any partial withdrawals.

If you take multiple withdrawals, we will apply repayments to the most recent withdrawals first.

Withdrawals from the Guarantee Account and the Immediate Installment Account do not have to be repaid. Generally, taking partial withdrawals from the Guarantee Account or Immediate Installment Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking such withdrawals may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you will lose your right to receive the Guaranteed Minimum Income Payments.

Surrender Value. The amount payable on surrender of the Contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the date we receive your request, less any applicable surrender charge, access charge, and premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges and access charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges And Other Deductions

We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the Contracts;

  .  maintaining records;

  .  monthly billing and Electronic Fund Transfer transactions;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing Contract confirmations and periodic statements;

  .  maintaining an internet service site; and

  .  providing toll-free inquiry services.

The risks we assume include:

  . the risk that the Guaranteed Minimum Income Payments will exceed the calculated variable Income Payments;

  .  the risk that the Death Benefit will be greater than the Surrender Value;

  . the risk that Annuitants will live longer than we assumed in calculating our guarantees (these guarantees are incorporated in the Contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the Contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGES, ACCESS CHARGES, AND MARKET VALUE ADJUSTMENTS

We may assess a surrender charge (on amounts in the Subaccount and Guarantee Account) or an access charge (on amounts in the Immediate Installment Account) on partial withdrawals or surrenders of Contract Value. We will also apply a Market Value Adjustment to determine the Immediate Installment Account Value available for partial withdrawal or surrender from the Immediate Installment Account.

Unless we receive other instructions, we will first withdraw amounts from:

  (1)  the Guarantee Account; then

  (2)  from the Immediate Installment Account; and lastly

  (3)  from the Subaccount.

We will deduct any surrender charge and access charge from the amounts you withdraw.

Surrender Charge for the Subaccount and the Guarantee Account. The surrender charge for amounts withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

  (1) Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

  (2)  the amount withdrawn.

The surrender charge percentage is as follows:

                                                     Surrender Charge
                                             (as a percentage of the lesser of
          Contract Year in                    Scheduled Installments made to
     Which Surrender or Partial              date and not previously withdrawn
         Withdrawal is Made                      and the amount withdrawn)
    ------------------------------------------------------------------
                 1                                          9%
                 2                                          8%
                 3                                          7%
                 4                                          6%
                 5                                          5%
                 6                                          4%
                 7                                          3%
                 8                                          2%
            9 and after                                     1%
    ------------------------------------------------------------------

We will allocate the surrender charge between Subaccount and the Guarantee Account in proportion to the amounts withdrawn from each.

Examples:

 Assuming:
  . you have made Purchase Payments of $18,000, . your Contract Value is $20,000 ($17,000 in the Subaccount and $3,000 in the Guarantee
     Account), $15,000 of which is from Scheduled
     Installments,
  .  you have no value in the Immediate
     Installment Account, and
  .  you request a withdrawal of $10,000 in
     Contract Year 5.
 Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the withdrawal.

 The following chart depicts the withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                             Minimum       Amount    Account
            Beginning           Remaining                     Income       we add     Value
            Contract   Amount   Contract  Surrender Net to   Payment       to the     After
Account       Value   Withdrawn   Value    Charge    You   (+ Interest)  Subaccount Repayment*
----------------------------------------------------------------------------------------------
Subaccount   $17,000   $ 7,000   $10,000    $(350)  $6,650 $      6,650     $350     $17,000
                                                            (+ interest)
----------------------------------------------------------------------------------------------
Guarantee    $ 3,000   $ 3,000   $     0    $(150)  $2,850 $          0     $  0     $     0
Account
----------------------------------------------------------------------------------------------
Total        $20,000   $10,000   $10,000    $(500)  $9,500 $      6,650     $350     $17,000
                                                           (+ interest)
----------------------------------------------------------------------------------------------

 * Assuming no growth in the Subaccount.

 However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining Contract Value in the Guarantee Account is zero and in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay to the Subaccount $13,400 within 12 months of the withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the withdrawal.

 You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

Current market conditions may affect the impact of the surrender charges on your Contract.

 Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your Contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld.
 However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

Access Charge and Market Value Adjustment for the Immediate Installment Account. We apply a Market Value Adjustment when we determine the amount available as a Death Benefit, surrender, or partial withdrawal from the Immediate Installment Account. We will also deduct an access charge from your partial withdrawal or surrender, but not from the amount we pay as a Death Benefit.

We treat a partial withdrawal or surrender of Contract Value in the Immediate Installment Account as a proportional withdrawal or surrender of each of the remaining future Immediate Installments. We also assess an access charge on amounts you surrender or withdraw from the Immediate Installment Account. This charge is a percentage of the Immediate Installment Account Value withdrawn as shown in the table below.

The concept of calculating a Market Value Adjustment on the Immediate Installment Account is different from many other Market Value Adjustment calculations. Unlike traditional Market Value Adjustments where the present value of the Account Value is known, here we know the future value of the Immediate Installments and need to calculate the present value. Therefore, we must determine the present value before we can determine what you receive upon surrender or partial withdrawal.

First, we use the interest rate in effect when you made your Flexible Purchase Payment into the Immediate Installment Account to discount each future Immediate Installment back to its present book value. We then sum all of these present values to calculate the value, before the application of any Market Value Adjustment, of the Immediate Installment Account.

Next, we determine your Immediate Installment Account Value by applying the Market Value Adjustment. We calculate the Market Value Adjustment factor separately for each Immediate Installment. The Market Value Adjustment for each Immediate Installment is equal to the present book value of that installment times the Market Value Adjustment factor for that installment. The Market Value Adjustment factor is:

                            ((1 + i) / (1 + j))n - 1
where:

   n = the number of months until the last Immediate Installment for a particular Flexible Purchase Payment will be transferred to the Subaccount
   i = the original interest rate we used for the Immediate Installment when you made the Flexible Purchase Payment to the Immediate Installment
       Account
   j = the current interest rate we use for a new Flexible Purchase Payment of (m/12) years that we currently make available for the Immediate
       Installment Account ((m/12) is rounded up to a whole number of years) m = the number of months until the last Immediate Installment for that
       Flexible Purchase Payment will be transferred to the Subaccount.

The total Market Value Adjustment for the Contract is the sum of each Market Value Adjustment calculated for each Immediate Installment. The Immediate Installment Account Value is the sum of the present book value of each Immediate Installment plus the total Market Value Adjustment for the Contract. Two examples of how the Market Value Adjustment would work follow.

EXAMPLES:

Example 1


            Example of Withdrawal from Immediate Installment Account

Assuming:

 . At issue, you made a Flexible Purchase Payment with transfers of $645 for 264 months

 . On the first Contract Anniversary, you made a Flexible Purchase Payment with transfers of $90 for 72 months

 . Your value (before the application of any Market Value Adjustment) in the Immediate Installment Account at the end of the second Contract Year is $98,380. Of this amount, $93,400 is attributable to the initial Flexible Purchase Payment; the remaining $4,980 is attributable to the Flexible Purchase Payment paid on the first Contract Anniversary

 .  Your Immediate Installment Account Value at the end of the second Contract
   Year is $100,000. Of this amount, $95,000 is attributable to the initial Flexible Purchase Payment; the remaining $5,000 is attributable to the Flexible Purchase Payment paid on the first Contract Anniversary

 .  You have no value in the Guarantee Account

 .  You have not previously withdrawn amounts from the Immediate Installment
   Account

 .  You request a withdrawal of $2000 at the end of Year 2

 . At the end of Year 2, the access charge for transfers established for the initial Flexible Purchase Payment is 6%

 . At the end of Year 2, the access charge for transfers established for the second Flexible Purchase Payment is 5% (because there are 60 transfers remaining)

The amount of withdrawal of value attributable to the initial Flexible Purchase Payment is $1,900 ($2000 x $95,000/$100,000). The remaining $100 is withdrawn from the value attributable to the second Flexible Purchase Payment. Your access charge will be $119 (6% of $1,900 plus 5% of $100). You will receive a net check of $1,881 assuming there are no premium taxes or income taxes withheld.

Transfers for the initial Flexible Purchase Payment will be reduced by $12.90 ($645 x $2,000/$100,000) so the amount of the transfer subsequent to the withdrawal will be $632.10. Transfers for the second Flexible Purchase Payment will be reduced by $1.80 ($90 x $2,000/$100,000) so the amount of its transfer subsequent to the withdrawal will be $88.20.

Example 2

The second example below shows the total impact of the Market Value Adjustments applicable to future Immediate Installments of $1,000 for 120 months under hypothetical future monthly interest rates. The example assumes a Flexible Purchase Payment of $90,524 (without premium tax) and that the level monthly interest rate determined at payment of the Flexible Purchase Payment is assumed to be 0.50%. As illustrated below, interest rates are assumed to be volatile during the 3 months following the Flexible Purchase Payment. In the first month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%. As a result of this drop, Immediate Installment Account value increases. In the second month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have increased to 0.5833%. As a result of this increase, Immediate Installment Account value decreases. In the third month following the Flexible Purchase Payment, interest rates for a similar Flexible Purchase Payment have decreased to 0.5%. As a result of this decrease, the current level monthly interest rate equals the level monthly interest rate at purchase and Immediate Installment Account value does not change because of the Market Value Adjustment.

             Beginning              Beginning
             of Month               of Month
               Value                  Value
              (before                (before
              Market                 Market     Level   Current   Current
               Value    Immediate     Value    Monthly   Level     Market    Immediate
              Adjust-  Installment Adjustment  Interest Monthly    Value    Installment   Access
 Valuation   ment and   Transfer    and after  Rate at  Interest Adjustment   Account     Charge   Surrender
    Date     transfer)   Amount     transfer)  Purchase   Rate     Amount      Value    Percentage   Value
------------------------------------------------------------------------------------------------------------
Date of
 Purchase     $90,524    $1,000      $89,524     0.5%      0.5%   $     0     $89,524       6%      $84,153
1 Month
 after
 Purchase     $89,971    $1,000      $88,971     0.5%   0.4167%   $ 4,093     $93,064       6%      $87,480
2 Months
 after
 Purchase     $89,416    $1,000      $88,416     0.5%   0.5833%   $(3,791)    $84,625       6%      $79,547
3 Months
 after
 Purchase     $88,858    $1,000      $87,858     0.5%      0.5%   $     0     $87,858       6%      $82,587
------------------------------------------------------------------------------------------------------------

Example 3

The third example shows the actual calculation of the Market Value Adjustment for a representative number of Immediate Installments. The total Market Value Adjustment at any time will be the sum of the Market Value Adjustments for all remaining Immediate Installments.

                                  Level              Current   Current
             Immediate           Monthly   Present    Level     Market    Current     Present
            Installment  Months  Interest  Value at  Monthly    Value      Market    Value of
              Future     Until   Rate at   Purchase  Interest Adjustment   Value     Immediate
               Value    Transfer Purchase    Rate      Rate     Factor   Adjustment Installment
-----------------------------------------------------------------------------------------------
             $  1,000      118     0.5%   $   557.92 0.4167%    .10284   $   56.86  $   614.78
             $  1,000      117     0.5%   $   560.71 0.4167%    .10192   $   56.64  $   617.34
             $  1,000      116     0.5%   $   563.51 0.4167%    .10101   $   56.40  $   619.92
                 ...      ...      0.5%         ...  0.4167%      ...         ...         ...
                 ...      ...                   ...               ...         ...         ...
                          ...                   ...               ...         ...         ...
             $  1,000        2     0.5%   $   990.07 0.4167%    .00166   $    1.64  $   991.71
             $  1,000        1     0.5%   $   995.02 0.4167%    .00083   $     .83  $   995.85
             $  1,000        0     0.5%   $ 1,000.00 0.4167%         0   $       0  $ 1,000.00
-----------------------------------------------------------------------------------------------
TOTAL
PRIOR TO
TRANSFER     $119,000                     $89,971.44                     $4,093.06  $94,064.50
-----------------------------------------------------------------------------------------------
TOTAL
AFTER
TRANSFER     $118,000                     $88,971.44                     $4,093.06  $93,064.50
-----------------------------------------------------------------------------------------------

 . Issued under the following terms: Flexible Purchase Payment = $90,524
  (assumes no premium tax); Immediate Installment = $1,000; Level Monthly Interest Rate = 0.5%; Immediate Installments made for 120 months beginning on date of Flexible Purchase Payment

 . The date of valuation and any Market Value Adjustment is one month after the Flexible Purchase Payment. In that first month, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%.

After we calculate the Market Value Adjustment, we determine the Surrender Value. To determine Surrender Value from the Immediate Installment Account, we subtract the appropriate access charge (determined separately for the Immediate Installments of each Flexible Purchase Payment) from the Immediate Installment Account Value.

We calculate the access charge as a percentage of the Immediate Installment Account Value withdrawn. The closer the surrender or partial withdrawal is to the date established for Immediate Installment transfers for that particular Flexible Purchase Payment to end, the lower the amount of the access charge will be. The amount of the access charge is as follows:

       Complete and Partial Years
       Remaining on Each Flexible                             Access Charge
            Purchase Payment                               (as a percentage of
             Until the Date                                     Immediate
       Established for Installment                         Installment Account
            Transfers to End                                Value withdrawn)
      ----------------------------------------------------------
               6 and more                                           6%
                    5                                               5%
                    4                                               4%
                    3                                               3%
                    2                                               2%
                    1                                               1%
      ----------------------------------------------------------

The amount payable for a partial withdrawal or surrender from the Immediate Installment Account will be:

  (1) the amount of the partial withdrawal or surrender minus any access charge; minus

  (2) any applicable premium taxes.

Because we take the withdrawal proportionally from each future Immediate Installment, the access charge is a weighted average of the access charge for each such installment. This weighted average is:

  (1 minus the ratio of Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value).

The amount payable for a withdrawal is therefore the amount of the withdrawal multiplied by the ratio of the Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value.

Waiver of Surrender and Access Charges. We will waive all surrender charges and access charges if you surrender your Contract and apply your Contract Value to one of the following Optional Payment Plans:

  (1) Plan 1 (Life Income with Period Certain);

  (2) Plan 2 (Income for a Fixed Period of 10 or more years); or

  (3) Plan 5 (Joint Life and Survivor Income).

If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax.

You may also select Optional Payment Plan 3 or Plan 4 upon surrender, although we will assess surrender charges and access charges (as well as any applicable market value adjustment and premium tax) against your Contract Value. We will apply the Surrender Value to the selected plan.

See the "Optional Payment Plans" provision in this prospectus.

ASSET CHARGE

We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.

MONTHLY BILLING FEE

If you do not make your Scheduled Purchase Payment by means of an Electronic Fund Transfer payment, we will charge a $10 billing fee each month. We will add the monthly billing fee to the amount of your Scheduled Purchase Payment, and deduct the charge from your Payment before we apply that Scheduled Purchase Payment.

DEDUCTIONS FOR TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the Contract (proceeds include surrenders, partial withdrawals, annuity payments, and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of your state. The premium tax generally ranges from 0.0% to 3.5%.

PURCHASE PAYMENTS FOR THE OPTIONAL RIDERS

The cost of the optional Waiver of Scheduled Purchase Payments Upon Disability Rider, Waiver of Scheduled Purchase Payments Upon Unemployment Rider, and Waiver of Scheduled Purchase Payments Joint Annuitant Life Rider varies based on the Annuitant's age, gender, and the amount and duration of the Scheduled Purchase Payments. Payments for all optional riders are due with your Scheduled Purchase Payments. (See the "Expense Table" for the range of charges for the Optional Riders.)

OTHER CHARGES AND DEDUCTIONS

The Total Return Fund of GE Investments Funds, Inc. incurs certain fees and expenses. To pay for these charges, the Total Return Fund of GE Investments Funds, Inc. makes deductions from its assets. The deductions are described more fully in the Prospectus for the Total Return Fund of GE Investments Funds, Inc.

We also assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment and $10 monthly billing fee from the date of the partial withdrawal to the date of repayment for any Scheduled Installments withdrawn from the Subaccount. See "The Contract" and the "Surrenders and Withdrawals" provisions in this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of Contract benefits through fees and charges imposed under the Contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit




DEATH BENEFIT UPON DEATH OF AN OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

If any Owner, other than a Spousal Joint Owner (or Annuitant other than a Spousal Joint Annuitant if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary, as listed in the "Required Distributions" provision below. The amount of proceeds available is the Death Benefit.

We calculate the Death Benefit as of the date that we receive due proof of death. Until we receive due proof of death, Immediate Installments will continue to be transferred from the Immediate Installment Account, and Purchase Payments, if received, will continue to be applied to the Immediate Installment Account, Guarantee Account and/or the Subaccount. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account, the Guarantee Account, and the Immediate Installment Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death), we will process the Death Benefit in accordance with your and/or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in one lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provisions in this prospectus.

DEATH BENEFIT AMOUNT

The Death Benefit equals the greater of:

  . the sum of Purchase Payments received (excluding payments made for riders) minus withdrawals as of the date of receipt of due proof of death; and

  . the Contract Value (including any market value adjustment) as of the date of receipt of due proof of death.

REQUIRED DISTRIBUTIONS

General: In certain circumstances, federal tax law requires that distributions be made under the Contract upon the first death of:

  . an Owner or Joint Owner, or

  . the Annuitant or Joint Annuitant if any Owner is a non-natural person (an entity, such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Contract upon death.

Designated Beneficiary: At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

  (1) Owner or Joint Owners;

  (2) Primary Beneficiary;

  (3) Contingent Beneficiary; or

  (4) Owner's estate.

If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision of this prospectus.

DISTRIBUTION RULES:

The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity). Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

  . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, we will continue the Contract in force with the surviving spouse as the new Owner and as the sole Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

  . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, the Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

   (1) Receive the Death Benefit and any interest that has been earned in one lump sum payment upon receipt of due proof of death.

   (2) Receive the Death Benefit at any time during the five year period following the date of death. See the "Requesting Payments" provision in this prospectus.

   (3) Apply the Death Benefit to provide an Income Payment under Optional Payment Plan 1 or 2. The first Income Payment must be made no later than one year after the date of death. Also, the Income Payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death, we will pay the Death Benefit at any time during the five year period following the date of death (Option 2 above). Due proof of death must be provided within 90 days of the date of death. If due proof of death is not provided within 90 days of the date of death, we will pay the Contract Value as of the date of receipt of due proof of death. We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices (1) and (2), the Contract will terminate when we pay the Death Benefit. Under payment choice (3), this Contract will terminate when we apply the Death Benefit to provide Income Payments.

Within 30 days of the date of receipt of due proof of death, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from (1) above to purchase a new contract with current terms and values substantially similar to this Contract, as of the date of receipt of due proof of death, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Scheduled Purchase Payments, surrender and access charges, and Annuity Commencement Date. Missed Scheduled Installments will still be due.

DEATH BENEFIT AFTER THE ANNUITY COMMENCEMENT DATE

If any Annuitant dies after the Annuity Commencement Date, Monthly Income Payments will be made as stated in the section discussing monthly income benefits. See the "Benefits at Annuity Commencement Date" provision in this prospectus.

Benefits At Annuity Commencement Date

You must select an Annuity Commencement Date on your application. This date cannot be any later than the Contract anniversary following the younger Annuitant's 90th birthday. You cannot change the Annuity Commencement Date once we issue the Contract.

If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, we will pay you or your designated payee the Monthly Income Payments described below beginning on that date. As provided in your Contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Income Benefit, and we may deduct premium taxes from your payments.

Monthly Income Payments are made under a life annuity payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a certain period we will use a life annuity payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND Monthly Income Payments were being made under a life annuity payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if Monthly Income Payments are being paid under a life annuity payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of Monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

We determine your Monthly Income Payments based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single premium immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this Contract.

The dollar amount of the first Annual Variable Annuity Benefit is a function of:

  . the amount of your Annuity Commencement Value; and

  . the annuity purchase rates shown in your Contract.

The annuity purchase rates vary based on the age (and, for certain Contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

  (1) dividing the Annuity Commencement Value (less any applicable premium tax) being applied by $1,000; and

  (2)  multiplying the result by the applicable annuity purchase rate.

This amount is "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a Contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date (or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund of GE Investments Funds, Inc. does not value its shares). The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each Annuity Commencement Date Anniversary by multiplying the Annuity Unit value for the Valuation Period (or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date Anniversary falls on a date when the New York Stock Exchange is closed or days when the Total Return Fund of GE Investments Funds, Inc. does not value its shares) by the number of Annuity Units credited to the Contract.

The Annuity Unit value equals (a) x (b) where:

  (a) equals the Annuity Unit value for the preceding Valuation Period; and

  (b) equals (i) x (ii) where:

   (i) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (ii) is an assumed discount rate equal to .99990575 raised to a power equal to the number of days in the Valuation Period.

If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the Benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the Benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the Benefit for the prior year.

Guaranteed Minimum Income Payments

IF THE GUARANTEED MINIMUM INCOME PAYMENT IS IN EFFECT

If you meet the conditions required under the Contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest), your Monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.

You may elect to forego Income Payments and receive the value of the Contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you intend to receive a lump sum on or before the Annuity Commencement Date, this Contract may not be suitable for your needs. Please consult your advisor as to the suitability of this Contract. We offer other contracts with various fees and charges that may be more appropriate for you if you intend to receive your Contract Value on the Annuity Commencement Date.

We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision. If the initial Monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial Monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:

  (a) is zero (0); and

  (b) is 12 times the Guaranteed Minimum Income Payment minus 12 times the initial Calculated Level Monthly Benefit.

Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the Monthly Income Payments for that Annuity Year.

For Monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

  (a) is the subsequent Calculated Level Monthly Income Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last Monthly Income Payment; and

  (b) is the Guaranteed Minimum Income Payment.

For subsequent Monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

  (a) is zero (0); and

  (b) is the value of the Adjustment Account as of the date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent Monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

In other words, you will not receive any of the Subaccount's gain until you have paid back the Adjustment Account.

IF THE GUARANTEED MINIMUM INCOME PAYMENT IS NOT IN EFFECT

If the Guaranteed Minimum Income Payment is not in effect you may still receive Income Payments or elect to forego Income Payments and receive the value of the Contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

Optional Payment Plans

You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. If you surrender the Contract and select Plan 1, Plan 2 (with a certain period of 10 or more years), or Plan 5, then the amount applied to the Optional Payment Plan is the Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax (i.e., the Surrender Value with the surrender and access charge added back in).

The amount we apply to calculate Income Payments is net of premium tax. During the Annuitant's life, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. If the Designated Beneficiary is the surviving spouse of the deceased person and a Joint Annuitant, no Death Benefit is payable and the Contract will continue with the surviving spouse as sole Owner and Annuitant. See "The Death Benefit" provision in this prospectus.

We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules in the "Death Benefit" provisions.

We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your Contract.

Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the Contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

Optional Payment Plans. The Contract provides five Optional Payment Plans, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 are also available on a variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.

  Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your Contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

  Plan 2 -- Income for a Fixed Period. This option guarantees annual payments for a fixed period not longer than 30 years. Payments will be made according to the table in your Contract. If the payee dies, we may offer to pay the discounted amount of the remaining guaranteed payments in one payment.

  Plan 3 -- Income of a Definite Amount. This option provides annual payments of a definite amount to be paid. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If we increase the interest rate on amounts payable above the guaranteed rate, we will extend the payment period. If the payee dies, we may offer to pay the amount of the remaining proceeds with earned interest in one payment.

  Plan 4 -- Interest Income. This option provides for annual payments of interest earned from the proceeds left with us. Payments will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one payment.

  Plan 5 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

Federal Tax Matters


INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a Contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

  . An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

  . The investments of the Variable Account must be "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

  . The Contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest Deduction. As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Contract pays tax each year on the excess of the annual increase in Contract Value over the annual Purchase Payments paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner is currently taxable on the Contract's earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued after June 8, 1997 to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the Contract, or entities that will benefit from someone else's ownership of a Contract, should consult a tax advisor.

Investments in the Variable Account Must be Diversified. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed-income accumulated in the Contract.

Although we do not control the investments of the Total Return Fund of GE Investments Funds, Inc. (we only indirectly control such investments through an affiliated company), we expect that the Total Return Fund of GE Investments Funds, Inc. will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."

Age at which Annuity Payouts Must Begin. Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the Contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment. We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Partial Withdrawals and Surrenders. A partial withdrawal occurs when you receive less than the total amount of the Contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your Contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your Purchase Payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your Contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the Contract or to benefits under the Waiver of Scheduled Purchase Payment Upon Disability Rider.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your Contract -- without receiving a payment equal to your Contract's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income. Our determination of the Contract Value may not be accepted by the IRS as the value of your gift, resulting in increased income and gift taxes.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Contract's Annuity Commencement Date.

Before the Contract's Annuity Commencement Date. The Death Benefit is taxed in the same manner as annuity payouts, if the Death Benefit is received under an annuity payout option.

If not received under an annuity payout option, Death Benefits are taxed in the same manner as a withdrawal.

After the Contract's Annuity Commencement Date. The Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing annuity payment option." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on Death Benefits received in a lump sum to the extent that they exceed the unrecovered "investment in the contract" at the time of payment.

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity
Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders, or annuity payouts that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a Designated Beneficiary receives on or after the death of the Owner; or

  . you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

  . If you purchase a Contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

  . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an annuity payout that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Tax Treatment of Rider Benefits. The Contract may be issued with certain riders, i.e., the Waiver of Scheduled Purchase Payment Upon Unemployment Rider, Waiver of Scheduled Purchase Payment Upon Disability Rider, and Waiver of Scheduled Purchase Payment Joint Annuitant Life Rider, that provide benefits upon unemployment, disability, or death. These benefits include the waiver of Scheduled Installments relating to entitlement to Guaranteed Minimum Income Payments, and also certain increases in annuity payments that are calculated on the Annuity Commencement Date.

The tax treatment of these benefits is not clear in all instances. For example, while benefits received under the Waiver of Scheduled Purchase Payment Upon Unemployment Rider will be taxable, there is uncertainty regarding the amount and timing of the taxation of benefits under this rider. We believe that benefits from this rider should be taxable upon the Annuity Commencement Date, but it is possible that amounts could be subject to tax earlier. The investment in the contract generally would be increased by any amount that is taxable.

With respect to the Waiver of Scheduled Purchase Payment Upon Disability Rider and Waiver of Scheduled Purchase Payment Joint Annuitant Life Rider, a portion of benefits may be excludable from income. There is uncertainty, however, regarding the scope of any available exclusion, as well as the time when any non-excludable benefits would be subject to tax.

We will tax report that portion of any benefit payment which we believe is subject to tax with respect to all the rider benefits.

Section 1035 Exchanges. Under section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original Contract.

Upon death of a non-spousal Joint Owner, the Contract provides the surviving Joint Owner with the option of using the proceeds of this Contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this Contract. Exercise of this option generally will not qualify as a tax-free exchange under section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the Contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the Contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

  . Individual Retirement Accounts and Annuities ("Traditional IRAs")

  . Roth IRAs

  . Simplified Employee Pensions ("SEP's")

  . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
    "SIMPLE IRAs")

  . Public school system and tax-exempt organization annuity plans ("403(b) plans")

  . Qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans," and qualified annuity plans ("403(a) plans")

  . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

  . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a Contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless we consent.

Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable annuity payments subject to the Contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification.

Treatment of Qualified Contracts Compared With Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of Purchase Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

  . the Code does not allow a deduction for Purchase Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and Contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" generally do not apply to a Roth IRA.

Amounts Received Under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA after 2002 if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes Payable on Distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

  . received on or after the Owner reaches age 59 1/2;

  . received on or after the Owner's death or because of the Owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments for the life
    (or life expectancy) of the taxpayer; or

  . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the Contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights
As required by law, we will vote shares of the Total Return Fund of GE Investments Funds, Inc. held by the Subaccount attributable to Owners at special shareholder meetings based on instructions from such Owners. The voting will be done according to your instructions if you have Subaccount Value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

Before the Annuity Commencement Date, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. In determining the number of votes, we will recognize fractional shares. On or after the Annuity Commencement Date, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. We will designate a date for this determination not more than 90 days before the shareholder meeting.

We will vote shares of the Total Return Fund of GE Investments Funds, Inc. for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever the Total Return Fund of GE Investments Funds, Inc. calls a shareholders meeting, Owners with voting interests in the Total Return Fund of GE Investments Funds, Inc. will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Subaccount will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

Since the Total Return Fund of GE Investments Funds, Inc. may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund of GE Investments Funds, Inc. See "The Variable Account" provision in this prospectus.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death.

In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

  (1)  to your Designated Beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account, called the "GE Secure Access Account," for the Designated Beneficiary, in the amount of the Death Benefit proceeds payable.

When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

  (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

       . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

       . the New York Stock Exchange is closed for other than a regular holiday or weekend;

       .  trading is restricted by the Securities and Exchange Commission; or

  (2) the Securities and Exchange Commission, by order, permits postponement of payment to protect our Owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for a withdrawal or surrender for up to six months from the date we receive your payment request.

Sales Of The Contract
Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Capital Brokerage offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered representatives is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

We pay commissions and other marketing related expenses associated with the promotion and sales of the Contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 15% of your first year Scheduled Purchase Payments and 6% of your Flexible Purchase Payments. We may, on occasion, pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the Contract is surrendered during the first Contract year.

The amount of commissions we pay may vary based on the optional benefits an Owner may elect when he or she purchases the Contract. We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time Purchase Payments have been held under the Contract, Contract Values, and elected features and benefits).

When a Contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the Contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a Contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We also may make other payments for services that do not directly involve the sales of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and investment expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives and payments, are not charged directly to you or to the Variable Account.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the 15-day free-look period after you receive the Contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value and any rider Purchase Payments received plus any adjustments required by applicable law or regulation on the date we receive the Contract, but without reduction for any surrender charge. If state law requires that we return your Purchase Payments, the amount of the refund will equal the Purchase Payments made less any withdrawals you previously made. In certain states, you may have more than 15 days to return the Contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your Contract for the period covered by the report. The report will show the Contract Value in the Subaccount and/or the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund of GE Investments Funds, Inc., as required by the 1940 Act. In addition, when you make Purchase Payments or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the 1933 Act, for the Contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the

Company, and the Contracts offered. Statements in this prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the Securities and Exchange Commission and available on the Securities and Exchange Commission's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

BUSINESS

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed the Company to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company ("Harvest") merged into the Company on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received common stock of the Company in exchange for its interest in Harvest.


We principally offer, annuity contracts, GICs and funding agreements, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

We are one of a number of subsidiaries of GE Financial Assurance, a holding company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products and income protection packages in North America and Asia. GE Financial Assurance's product offerings are divided along three major segments of consumer needs: (1) Wealth Accumulation and Transfer, (2) Lifestyle Protection and Enhancement, and (3) Mortgage Insurance.

As an integral part of GE Financial Assurance, we are able to leverage the strengths of a global organization. We do so to offer consumers a wide variety of products through the convenience of diverse distribution channels. In addition, we are able to utilize GE Financial Assurance's centers of excellence to provide world class customer service within a competitive cost structure.

OWNERSHIP

GE Financial Assurance indirectly owns approximately ninety-seven percent of our outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company ("GE Capital Assurance") and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of our outstanding common stock, and Federal, which owns approximately twelve percent of our outstanding common stock, are indirectly owned by GE Financial Assurance. The remaining shares of our outstanding common stock are owned by Phoenix Life Insurance Company ("Phoenix"). All of our outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company ("GE").

None of GE Capital Assurance, Federal, Phoenix, GE Financial Assurance, GE Capital, or GE guarantees the Contract.

GENERAL

Our products are divided along two of GE Financial Assurance's three major segments of consumer needs:

 . Wealth Accumulation and Transfer, and

 . Lifestyle Protection and Enhancement.

Our principal product lines under the Wealth Accumulation and Transfer segment are:

 . deferred annuities (variable and fixed);

 . guaranteed investment contracts, or GICs, and funding agreements; and

 . life insurance (universal, variable, and ordinary).

Customers use Wealth Accumulation and Transfer products as vehicles for accumulating wealth, often on a tax-deferred basis, providing income during retirement, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death.

Our principal product line under the Lifestyle Protection and Enhancement segment is supplemental accident and health insurance. Customers use Lifestyle Protection and Enhancement products to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities.

We currently distribute our products through two primary distribution methods:

 . intermediaries; and

 . career or dedicated sales forces.

STRATEGY

We believe that the following trends have increased and will continue to increase the demand for innovative products and services to solve individual financial challenges:

 . changes in demographics such as the increased number of baby boomers entering middle and late middle age;

 . longer life expectancies due to medical advances;

 . the reduction in government- and employer-sponsored benefit programs; and

 . the continuing need for estate planning for the most affluent group of retirees in history.

Our strategy, which is integrated with the strategy of GE Financial Assurance's other insurance companies, is designed to meet the financial needs of these trends by offering a broad array of products and services through our two primary channels of distribution.

Our approach to this opportunity is to maintain product and distribution capabilities designed to deliver innovative products and services associated with accumulating and transferring the consumer's wealth. Most of our products are targeted at middle- to upper-income consumers. To date, we have operated entirely in the United States.

Our strategy is to be a consumer financial solutions provider through:

 . intense customer focus;

 . generation of core business line growth; and

 . competitive cost leadership.

These elements are further supported by a strong foundation of operating fundamentals. Our strategy consists of the following four elements:

Customer Focus. We focus on two sets of customers on two fronts: (1) end consumers, and (2) distribution partners/producers. Our core concept is to be customer needs driven and to simplify consumers' financial lives. To accomplish this, we offer not only products but also financial planning tools and education to enable personalized solutions that provide options and choices for consumers and their advisors. By providing financial solutions for every stage of a consumer's life, either directly or through our affiliates, we believe we will differentiate ourselves from our competitors and create an affinity with customers that will translate into lifetime relationships. In addition, we focus on continuously expanding the support services and technology offered to our distribution channels.

Growth. This element begins with our focus on driving core business growth, building our distribution capabilities, and maintaining a broad range of fresh, innovative products and services. We focus on key customer groups and distribution channels that are well positioned to maximize marketplace penetration. We believe that our customers are becoming increasingly sophisticated in assessing their needs for savings, insurance and retirement. Our products and services are designed to meet needs based on input from consumers and the distributors who service them. To enable us to obtain this input, we endeavor to create and maintain direct contact with our key consumer groups, as well as the distributors who service them. We see branding as increasingly important in the competitive financial security industry. We therefore actively promote the GE brand, which is highly attractive to consumers and distributors. While doing this, we also ensure all appropriate legal and regulatory disclosures are made.

Our distribution strategy is focused on penetrating our targeted markets through two types of distribution methods:

 . intermediaries; and

 . career or dedicated sales forces.

Through each distribution method, we believe core growth will be driven by the following factors:

 . strong product development;

 . disciplined marketing and sales;

 . expansion of specific distribution relationships; and

 . selective cross-marketing of products.

In addition, we believe our commitment to e-commerce has allowed us to capitalize on two fundamental opportunities to further accelerate our growth:
(1) making our existing businesses and ways of serving consumers more effective by being faster and more cost efficient; and (2) creating entirely new product and service capabilities or processes to build new ways of reaching consumers and our distributors.

Although our primary focus will be on increasing our sales of existing products by enhancing our marketing, sales, product development, and service capabilities, we will continue to consider opportunities to enter new markets. We believe entry into these new markets will be accomplished through:

 . development of new products for sale through existing channels;

 . development of new products to serve new channels;

 . creation of new distribution segments within established channels; and

 . alliances with entities with an established presence in existing markets or distribution channels.

Leadership in Cost Competitiveness and Productivity. We recognize that consolidation in the financial services industry will create fewer, but larger, competitors. Our ability to effectively compete will be dependent upon many factors, including our ability to maintain operating scale and reduce our expenses through the elimination of duplicate functions and the use of enhanced technology. Our continued commitment to integrating GE Financial Assurance's life insurance and other financial institution acquisitions into platforms with common information systems is designed to create a competitive advantage in the marketplace. While we believe that the diversity of GE Financial Assurance's distribution channels is also a competitive advantage, we recognize the need to coordinate our efforts with our affiliates to provide a unified face to our customers and distributors. We are committed to service excellence through the implementation of quality initiatives and technology to provide timely and efficient response to all consumer inquiries, needs and requests. In addition, we are continuously analyzing means by which we can digitize and e-enable processes. We believe the benefits from this initiative include improved customer service, expanded product and service offerings, and increased operating efficiency for both our customers and us. We believe that our continued success will be predicated upon our ability to achieve game-changing efficiencies through the use of digitization and the Internet.

Strong Foundation of Operating Fundamentals. Our dedication to providing quality products to our customers rests on maintaining a strong risk management, compliance, and controllership focus and simultaneously using technology for competitive advantage. We believe this focus provides a solid foundation for our successful execution of our business strategy. We believe risk management, compliance, and controllership processes and practices have been a long-standing strength of ours. We have developed processes and practices appropriate for our operating businesses by leveraging the experience of the GE system.

Products



WEALTH ACCUMULATION AND TRANSFER PRODUCTS

Deferred Annuities

Premiums related to single and flexible premium deferred annuities are reported as deposit liabilities in accordance with U.S. generally accepted accounting principles ("GAAP").

Fixed Annuities. Our deposit liabilities for fixed annuities for the years ended December 31, 2000, 1999, and 1998 were $1,158 million, $1,537 million, and $1,395 million, respectively. Our deposits received for these same periods were $1.2 million, $5.5 million, and $8.7 million, respectively. A fixed single premium deferred annuity ("SPDA") provides for a single premium payment at time of issue, an accumulation period, and an annuity payout period at some future date. A flexible premium deferred annuity ("FPDA") provides the same features but allows the owner to make additional payments into the contract. Initially, the insurance company credits the account value of the annuity with interest earnings at a current interest rate (the crediting rate) that is guaranteed for a period of one to five years. After this period, the crediting rate is subject to change based on prevailing market rates and product profitability. Each contract also has a minimum guaranteed rate. The accrual of interest during the accumulation period is on a tax-deferred basis to the contractholder. After the number of years specified in the annuity contract, the owner may elect to take the proceeds of the annuity as a single payment, a specified income for life, or a specified income for a fixed number of years. The annuitant is permitted at any time during the accumulation period to withdraw all or part of the premium paid plus the amount credited to his account subject to contract provisions.

At least once each month, we establish an interest-crediting rate for our new fixed SPDA policies and new deposits into FPDA policies. In determining our interest-crediting rate on new deposits, management considers our competitive position, prevailing market rates, and the profitability of the annuity product. After contract issue, we maintain the initial crediting rate for a minimum period of one year. Thereafter, we may adjust the crediting rate not more frequently than once per year for a given contract. Interest rates credited on our in-force SPDA and FPDA policies ranged from 4.1% to 6.1% during 2000. All of our annuity products have minimum guaranteed crediting rates ranging from 3.5% to 4.0% for the life of the contract.

Variable Annuities. A variable annuity, including the Contract, has an accumulation period and a payout period. The main difference from fixed annuities is that the contractholder can place all or a portion of their premiums in a separate account maintained for variable annuities. These accounts are distinct from our general assets and liabilities. Assets held in separate accounts supporting variable annuity contracts, as well as variable life insurance policies, amounted to $10,393 million, $9,246 million, and $5,529 million at December 31, 2000, 1999, and 1998, respectively. Our deposit liabilities not held in the separate account for variable annuities were $541 million, $673 million, and $571 million for December 31, 2000, 1999 and 1998, respectively. Our deposits received for variable annuities during these same periods were $3,152 million, $2,442 million, and $916 million, respectively.

Contractholders may elect to allocate their premiums among several investment subaccounts with varying degrees of risk and investment objectives. The cash surrender value of a variable annuity contract depends on the age of the policy and the performance of these subaccounts, which the contractholder may reallocate from time to time. There is no guaranteed minimum rate in the subaccount components of variable annuity contracts. Similarly, during the variable annuity's payout period, the payments distributed to the annuitant may fluctuate with the performance of the subaccounts selected by the owner. A fixed payout may also be available depending upon individual contract provisions. Variable annuities provide us with fee-based revenue in the form of mortality and expense fees charged to the contractholder's account.

GICs and Funding Agreements

Our deposit liabilities for GICs and funding agreements for the years ended December 31, 2000, 1999, and 1998 were $5,568 million, $4,174 million, and $2,374 million, respectively. Our deposits received for these same periods were $1,904 million, $2,057 million, and $1,090 million, respectively.

GICs are deposit-type products that provide a guaranteed return on a fixed or indexed basis to the contractholder. GICs are purchased by Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans. These plans include 401(k) plans where plan participants elect a stable value option. Funding agreements operate substantially similarly to GICs. Funding agreements are purchased by institutional accredited investors for various kinds of funds and accounts that are not ERISA qualified. Money market funds, bank common trust funds, and other corporate and trust accounts are examples of purchasers of funding agreements. Nearly all of our funding agreements are on a floating-rate basis, which means interest is credited to them on an indexed basis.

GICs typically credit interest at a fixed interest rate that is determined by market conditions. GICs also have a fixed maturity typically ranging from 2 to 6 years. Both rates and maturities are set at the time of sale. Substantially all GICs allow for the payment of benefits at contract value to ERISA plan participants in the event of death, disability, retirement, or change in investment election. We underwrite these risks before issuing a GIC to a plan. In addition, we require plans buying our GICs to have certain restrictions on participant transfers to money market and similar funds in order to reduce disintermediation risk. Contractholders can also terminate our GICs prior to their maturity. However, they can only be terminated after an adjustment to the contract value for changes in the level of interest rates and the application of a significant penalty.

Our floating-rate funding agreements credit interest at a rate that is indexed to an external index typically the London Interbank Offered Rate. These contracts are typically renewed annually. However, we can terminate the funding agreement after giving notice within the contract's specified notice period. Contractholders are also able to terminate after giving notice within the specified notice period. This notice period is generally 90 days or less. The aggregate amount of our outstanding funding agreements with put option features was approximately $2,295 million as of December 31, 2000. We have established a line of credit with GNA Corporation, an indirect parent, to provide liquidity in the event of an unusual level of early terminations. We also have issued $439 million of longer term funding agreements. These contracts have maturities of up to 7 years and contain no early termination provision.

Life Insurance

Our annualized premiums of life insurance in-force for the years ended December 31, 2000, 1999, and 1998 were $265.9 million, $271.5 million, and $310.1 million, respectively. First year premiums received for these same periods were $47.3 million, $37.2 million, and $52.4 million, respectively. We predominantly offer "permanent" life insurance as opposed to "term" life insurance. Term life insurance provides life insurance protection for a limited time, and a death benefit is paid only if the insured dies during the specified term. Our permanent life insurance products provide protection for the entire life of the insured and allow for cash value accumulation. These products include variable life, interest-sensitive whole life insurance ("ISWL"), and universal life insurance ("UL").

Our life insurance policies provide a death benefit payable upon death of the insured. Owners of permanent insurance pay premiums that are applied to account value, net of any expense charges. We deduct cost of insurance charges, which vary by age, gender, plan and class of insurance from the account value. We determine our cost of insurance each year in advance, which is subject to a maximum stated in each policy. The owner may access account value through policy loans, partial withdrawals, and full surrender of the policy. Some withdrawals and surrenders are subject to surrender charges.

We credit the account value for ISWL and UL policies with interest at an interest rate we determine in advance and generally guarantee for a policy year at a time. Policies have a minimum credited interest rate, which varies by policy and ranges from 4.0% to 5.5%. ISWL and UL differ in two major ways. ISWL requires the contractholder to pay a fixed premium we determine each year, while UL allows a contractholder to determine the amount of premium to be paid, subject to certain minimum and maximum values. Also, the ISWL death benefit is fixed at issue, while the contractholder may decrease and (subject to evidence of good health) increase the death benefit on a UL policy.

The main difference between variable life insurance and variable UL from non-variable life insurance is that the policyholder can place all or a portion of their premiums in a separate account that is maintained for the relevant variable life insurance policies and that is distinct from our general assets and liabilities. Policyholders may elect to allocate their premiums among several investment subaccounts with varying degrees of risk and investment objectives. A variable life insurance policy's cash surrender value depends on the policy's age and the performance of these underlying funds. There is no guaranteed minimum rate in the subaccount components of variable life insurance. Variable life insurance policies provide us with fee-based revenue in the form of mortality and expense fees charged to the policyholder's separate account.

LIFESTYLE PROTECTION AND ENHANCEMENT PRODUCTS

Our principal product line under the Lifestyle Protection and Enhancement segment is supplemental accident and health insurance. Our annualized premiums for supplemental accident and health insurance for the years ended December 31, 2000, 1999, and 1998 were $61.0 million, $56.1 million, and $53.4 million, respectively.

We offer supplemental accident and health insurance products to individuals. We market supplemental accident and health products because we believe that offering a broad range of products is essential in order to be a preferred provider of benefits and to effectively meet the needs of employers and consumers.

PRODUCT/SERVICE CENTERS

Our primary product service centers for creating and servicing our products are as follows:

 . the annuity and GIC and funding agreement businesses operate primarily in Richmond, Virginia;

 . the life business operates primarily in Lynchburg, Virginia; and

 . the accident and health business operates primarily in Schaumburg, Illinois.

We leverage GE Financial Assurance's global presence to support these service centers through an affiliate's operations in India. The Indian operations provide call center support, internet assistance, and new business administration to promote cost efficiencies and to enhance customer service.

Marketing and Distribution

We currently distribute our products through two primary channels:

 . intermediaries, such as banks, securities brokerage firms, brokerage general agencies ("BGAs"), financial planners, accountants, producer groups, and specialized brokers; and

 . career or dedicated sales forces.

GE Financial Assurance has developed a web portal called GEFinancialPro.com for our distribution channels and for those of our affiliates. This web portal improves productivity for financial intermediaries and agents by enabling business submissions, account tracking, and status updates through the World Wide Web. In addition, GE Financial Assurance has developed The GE Financial Service site, GEFinancialService.com, for intermediaries and consumers. The GE Financial Service site provides similar services for these customers, giving them the ability to change everything from their address to investment accounts online.

INTERMEDIARIES

Banks and Securities Brokerages. Banks and securities brokerage firms are a significant and growing distribution channel for our fixed and variable annuities, and life insurance products. Over the last few years, distribution of our products through securities brokerage firms has substantially increased primarily due to our distribution of variable annuity products through a large network of securities brokerage firms.

Approximately 25% of our variable product sales in 2000 were through two national stock brokerage firms. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace, the availability of business from other distributors, the growth of the independent broker-dealer and financial planner channels, and our mix and penetration of other products.

BGAs. We, as well as our affiliates, distribute many of our products through more than 200 independent insurance brokerage firms located throughout the United States. These BGAs market our products through approximately 135,000 licensed insurance agents or brokers, who also represent other companies. We believe our consistent commitment to this system has helped us earn a reputation as a leading provider of insurance products among BGAs.

Financial Planners, Accountants, and Producer Groups. We sell some of our products through financial planners, accountants, and producer groups. These groups emphasize providing investment and insurance products to one of our target customer groups. We believe that financial planners, accountants, and producer groups present an opportunity for growth within the intermediary distribution channel.

Specialized Brokers. We also sell GICs through specialized GIC brokers, fund managers, employee benefit investment advisors, and directly to large employee benefit plans. We sell funding agreements directly, as well as through brokers, institutional accredited investors, and banks acting in a fiduciary capacity.

CAREER OR DEDICATED SALES FORCES

Our career or dedicated sales forces consist primarily of non-employees who sell our products on an exclusive basis. All non-employee dedicated sales force agents are affiliated with an insurance agency. We compensate dedicated sales forces primarily on a commission basis.

These agents develop customized solutions for customers' future financial requirements by using our annuity and life insurance products. They offer customers financial profiles to assist their understanding and development of financial objectives. They identify prospective customers through:

 . direct mail solicitation;

 . educational seminars;

 . policyholder referrals; and

 . targeted promotions linked to our national advertising campaigns.

Competition

We operate in a highly competitive environment. We believe GE Financial Assurance has assembled a unique collection of products and distribution channels. However, there are competitors that also have assembled a similar array of financial products and have similar strategic goals. We believe that the principal competitive factors in the sale of insurance and annuity products are:

 . product features;

 . commission structure;

 . perceived stability of the insurer;

 . claims paying ability ratings;

 . service;

 . brand recognition;

 . price; and

 . cost efficiency.

Many other companies are capable of competing for sales in our target markets. Our ability to compete is affected in part by our ability to provide competitive products and quality service to the consumer, general agents, licensed insurance agents, and brokers. However, we believe that we compete primarily on the basis of our high level of customer focus, our financial strength, and our competitively priced products.

Risk Management, Compliance, and Controllership

We maintain a strong commitment to risk management, compliance, and controllership. We avail ourselves of the long-standing strength and experience of GE Capital and GE. The commitment to risk management, compliance, and controllership begins with the initial sales contact and extends through ongoing policy servicing at the customer level. Formal internal reviews of our product performance, administrative processes, pricing strategy, and competitive position are conducted on a periodic basis, occurring at least once a year. These reviews are completed by cross-functional teams and formally presented to senior management. We have obtained membership in Insurance Marketplace Standards Association, a voluntary membership organization dedicated to promoting high ethical standards in the sale of individual life insurance, long-term care insurance, and annuities. We have instituted company-wide compliance initiatives such as centralized complaint databases and agent complaint tracking and licensing. We are periodically examined by the insurance department of our domiciliary state (Virginia), by certain other states where we sell our products, and by the Securities and Exchange Commission. Where necessary, we respond to the relevant examination reports by implementing recommended changes.

Underwriting

Our dedicated underwriting staff reviews and analyzes applications for most of our underwritten insurance related products individually. The review and analysis is conducted based on standardized underwriting guidelines and procedures. After initial processing, each file is reviewed and additional information (such as medical examinations, attending physician's statements, and special medical tests, if applicable) is obtained to make an underwriting decision. The independent sales agents and our own sales staff do not retain any underwriting authority.

Reserves

We establish and carry as liabilities actuarially determined reserves that are calculated to meet our future obligations. These reserves are based on actuarially recognized methods. These reserves use prescribed morbidity and mortality tables in general use in the United States modified to reflect our actual experience when appropriate. These reserves are computed at amounts that, with additions from premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet our policy obligations. Reserves include:

 . unearned premiums;

 . premium deposits;

 . claims reported but not yet paid;

 . claims incurred but not reported; and

 . claims in the process of settlement.

For interest-sensitive life and annuity policies, reserves are set according to premiums collected, plus interest, less charges. Reserves for fixed life and accident and health policies are based on:

 . assumed investment yield;

 . persistency;

 . mortality and morbidity as per commonly used actuarial tables;

 . expenses; and

 . margins for adverse deviations.

The stability of our annuity and life insurance reserves is enhanced by policy restrictions on withdrawals of funds. Withdrawals in excess of allowable penalty-free amounts are generally assessed a surrender charge during a penalty period ranging from 5 to 20 years. The basis for surrender charges varies by product and can be either a percentage of premium, of accumulation value, or related to face amount of insurance, and generally decreases gradually during the penalty period. Surrender charges are set at levels to protect us from loss on early terminations. This lengthens the effective duration of policy liabilities and improves our ability to maintain profitability on such policies. Our reserves comply in all material respects with state insurance department statutory requirements. In the consolidated financial statements, however, insurance reserves are determined in accordance with GAAP, which may vary from statutory requirements.

Reinsurance

We follow the usual industry practice of reinsuring (ceding) portions of our life insurance risks to other companies. The use of reinsurance permits us to write policies in amounts larger than the risk we are willing to retain on any one life, and also to continue writing a larger volume of new business. The maximum amount of individual life insurance we normally retain on any one insured is $1 million. Certain supplemental accident and health insurance policies are reinsured on either a quota share or excess of risk basis. We cede insurance primarily on a "treaty" basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria. To a lesser extent, we cede insurance risks on a "facultative" basis, under which the reinsurer's prior approval is required on each risk reinsured. The types of reinsurance we use do not discharge us from liability on the insurance ceded. We are required to pay the full amount of our insurance obligations regardless of whether we are entitled or able to receive payments from the reinsurer. We do not have significant concentrations of reinsurance risk with any one reinsurer.

Regulation

GENERAL REGULATION AT STATE LEVEL

Our insurance business is subject to comprehensive state regulation and supervision throughout the United States. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to, among other things:

 . licensing to transact business;

 . licensing agents;

 . admitting of assets;

 . regulating premium rates;

 . approving policy forms;

 . regulating unfair trade and claims practices;

 . establishing reserve requirements and solvency standards;

 . fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values;

 . restricting certain transactions between affiliates; and

 . regulating the type, amounts, and valuations of investments permitted.

State statutory and regulatory restrictions limit the amount of dividends or distributions an insurance company may pay to its shareholders without regulatory approval.

Virginia, our state of domicile, allows insurance companies domiciled in the state to pay dividends up to the lesser of 10% of prior year statutory surplus or 100% of prior year statutory net gain from operations. However, dividends paid or distributed within any twelve consecutive months in excess of the prescribed limits are deemed extraordinary and require formal approval by the Virginia State Corporation Commission, Bureau of Insurance (the "Commission").

Virginia insurance laws provide that no person may acquire control of us without the prior approval of the Commission. Any person who acquires beneficial ownership of 10% or more of our voting securities would be presumed to have acquired control. However, the Commission may, upon application, determine otherwise.

We are required to file detailed annual reports with the Commission and with insurance supervisory departments in each of the jurisdictions in which we do business. Our operations and accounts are subject to examination by these departments at regular intervals. We prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Commission, our principal insurance regulator. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

Life insurance companies are required to establish an asset valuation reserve ("AVR"), consisting of two components:

 . a "default component" that provides for future credit-related losses on fixed maturity investments; and

 . an "equity component" which provides for losses on all types of equity investments, including real estate.

The amount of AVR required to be held by us totaled $129.6 million, $110.4 million, and $90.2 million at December 31, 2000, 1999, and 1998, respectively. The default component totaled $120.5 million, $103.4 million and $79.9 million, while the equity component totaled $9.1 million, $7.0 million, and $10.3 million at December 31, 2000, 1999, and 1998, respectively.

Insurers are also required to establish an interest maintenance reserve ("IMR") for fixed maturity net realized capital gains and losses, net of tax, related to changes in interest rates. The IMR is required to be amortized into statutory earnings on a basis reflecting the remaining period to maturity of the fixed maturity securities sold. The amount of IMR required to be held by us totaled $10.9 million, $18.2 million, and $11.3 million at December 31, 2000, 1999, and 1998, respectively. State insurance regulatory authorities require that these reserves be established as a liability on a life insurer's statutory financial statements. However, this does not affect our financial statements prepared in accordance with GAAP. Future additions to AVR will reduce our future statutory surplus. However, we do not believe that the impact under current regulations of these reserve requirements will materially affect our ability to grow our statutory surplus and pay dividends to our shareholders in the future.

The NAIC has established risk-based capital ("RBC") standards to determine the amount of total adjusted capital (as defined by the NAIC) that an insurance company must have. The RBC standards take into account the risk characteristics of the insurance company's investments and liabilities. The formula establishes a standard of capital adequacy that is related to risk. The RBC formula establishes capital requirements for four categories of risk:

 . asset risk;

 . insurance risk;

 . interest rate risk; and

 . business risk.

For each category, the capital requirements are determined by applying specified factors to various asset, premium, reserve, and other items. The factor will be higher for items with greater underlying risk and lower for items with less risk. Insurance regulators use the formula as an early warning tool to identify deteriorating or weakly capitalized companies for the purpose of initiating regulatory action.

The NAIC's RBC requirements provide for four levels of regulatory attention depending on the ratio of the company's total adjusted capital to its authorized control level RBC ("ACL"), as defined by the NAIC. A company must submit a comprehensive plan to the regulatory authority that discusses proposed corrective actions to improve its capital position if:

 . the company's total adjusted capital is less than 200% of its ACL but greater than or equal to 150% of its ACL, or

 . if a negative trend has occurred (as defined by the NAIC) and total adjusted capital is less than 250% of its ACL.

If a company's total adjusted capital is less than 150% of its ACL but greater than or equal to 100% of its ACL, then the regulatory authority will perform a special examination of the company and issue an order specifying corrective actions that must be followed. In addition, the company must undertake the actions described above. If a company's total adjusted capital is less than 100% of its ACL but greater than or equal to 70% of its ACL, then the regulatory authority may take any action it deems necessary, including placing the company under its control. In addition, in this circumstance, the company must undertake the actions described above. If a company's total adjusted capital is less than 70% of its ACL, the regulatory authority is mandated to place the company under its control. Our total adjusted capital is in excess of 250% of our ACL at December 31, 2000.

In addition, as part of their routine regulatory oversight process, state insurance departments conduct detailed examinations periodically of the books, records, accounts and market conduct of insurance companies doing business in their states. These examinations generally occur once every three to five years. None of the recent regulatory examinations have disclosed any findings that would have a material adverse impact on us.

REGULATORY INITIATIVES

State insurance regulators and the NAIC are continually re-examining existing laws and regulations, with a specific focus on:

 . insurance company investments and solvency issues;

 . risk-adjusted capital guidelines;

 . interpretation of existing laws;

 . development of new laws;

 . implementation of non-statutory guidelines; and

 . circumstances under which dividends may be paid.

These initiatives may be adopted by the various states in which we are licensed. However, the ultimate content and timing of any statutes and regulations adopted by the states cannot be determined at this time. It is impossible to predict the future impact of changing state and federal regulations on our operations. In addition, there can be no assurance that existing or future insurance-related laws and regulations will not become more restrictive.

The NAIC has adopted model regulations regarding the treatment of personal financial and health information to comply with the privacy requirements of the federal Gramm-Leach-Bliley Act. Under the model regulation, insurance companies must disclose their policies with respect to the privacy of personal financial and health information. These policies must give consumers the opportunity to "opt-out" by choosing not to allow their personal financial information to be shared with third parties. The model regulation also requires that an insurance company may not share health information with third parties, unless the consumer "opts-in" by authorizing the insurance company to share such information. Insurance companies were required to deliver an initial privacy disclosure statement to their existing customers by July 1, 2001. Thereafter, companies are required to make an annual privacy disclosure for existing customers and make a disclosure to new customers when a policy is issued. We have been complying with existing privacy laws and have implemented the privacy requirements of the model regulation.

STATUTORY ACCOUNTING CHANGES

The NAIC adopted model statutory accounting practices which took effect at the beginning of 2001. Statutory accounting practices determine, among other things, the statutory surplus of an insurance company and, therefore, the amount of funds that we can pay as dividends to our shareholders. Insurance regulators and the insurance industry are continuing to develop interpretations of the NAIC model. Adoption of the statutory accounting practices increased statutory capital and surplus by $15.9 million as of January 1, 2001.

ASSESSMENTS AGAINST INSURERS

Under the insurance guaranty fund laws existing in each state, the District of Columbia, and Puerto Rico, licensed insurers can be assessed by state insurance guaranty associations for some obligations of insolvent insurance companies to contractholders and claimants. Regulatory actions against certain unrelated life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these states do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency. Most of these states further provide for annual limits on these assessments. A large part of the assessments paid by us under these laws may be used as credits for a portion of our premium taxes in future years. We paid assessments of $0.5, $0.1, and $3.1 million to various state guaranty associations in 2000, 1999, and 1998, respectively. These assessments are typically not made for several years after an insurer fails and depend upon the final outcome of liquidation or rehabilitation proceedings. Therefore, we cannot accurately determine the ultimate amount or timing of any future assessment. However, based on the best information presently available, management believes our accrued amounts are sufficient.

REGULATION AT FEDERAL LEVEL

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including financial services regulation, pension regulation, and federal taxation, can significantly and adversely affect the insurance industry and our business. For example, the Gramm-Leach-Bliley Act permits mergers that combine commercial banks, insurers, and securities firms under one holding company. Prior to passage of the Gramm-Leach-Bliley Act, the Bank Holding Company Act of 1956, as amended, had restricted banks from being affiliated with insurance companies. With the passage of the Gramm-Leach-Bliley Act, bank holding companies may acquire insurers, and insurance holding companies may acquire banks. The effect of the Gramm-Leach-Bliley Act on us is uncertain. However, the ability of banks to affiliate with insurance companies could materially and adversely affect sales of our products by substantially increasing the number and financial strength of potential competitors.

In addition, the federal government has from time to time considered other legislative or regulatory changes that could affect us. This includes:

 . legislation relating to the deferral of taxation on the accretion of value within certain annuities and life insurance products;

 . changes in ERISA regulations; and

 . the alteration of the federal income tax structure.

The ultimate effect of any of these changes, if implemented, is uncertain. However, both the persistency of our existing products and our ability to sell products may be materially impacted in the future.

Another recent legislative change that could affect us is the implementation of the Health Insurance Portability and Accountability Act of 1996 ("HIPAA"). HIPAA established various requirements related to health benefit plans including medical, dental, and long-term care insurance plans. It generally applies to insurers, providers, and employers. When enacted in 1996, its initial focus was on health benefit plan portability. HIPAA also contains administrative simplification and privacy provisions that were designed to encourage the electronic exchange of health care information and the protection of personal health information. These provisions were implemented through regulations issued by the Secretary of Health and Human Services in December 2000. The earliest compliance date for the new regulations is October 2002. HIPAA provides for significant fines and other penalties for wrongful disclosure of protected health information. We anticipate that we will have to modify certain of our infrastructure and procedures to comply with the new requirements. However, we do not expect these changes to have a material impact on our business.

E-Commerce Regulation

We have become involved in e-commerce activities. E-commerce is subject to a new and rapidly evolving regulatory environment. Regulation occurs at the state and federal levels in the United States, as well as internationally. The scope and interaction of these various levels of regulation are unclear at this time, and many new regulations are being proposed and adopted. It is difficult to predict precisely how this evolving area of regulation may affect our current and planned e-commerce activities.

Securities Laws

Some of our policies and contracts are subject to regulation under the federal securities laws administered by the SEC and certain state insurance laws. Some of our separate accounts are registered as unit investment trusts under the 1940 Act. Some of our annuity contracts and all of our variable life insurance policies are registered under the 1933 Act. Distribution of our variable products is subject to broker-dealer regulation by the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

Federal and state securities laws and regulations are primarily intended to benefit owners of our variable annuity and variable life insurance products. These laws and regulations generally grant supervisory agencies broad administrative powers, including the power to limit or restrict the carrying on of business for failure to comply with these laws and regulations. In that event, the possible sanctions that may be imposed include suspension of individual employees, suspension or revocation of one or more registered separate account's registration as an investment company, censure, and fines.

ERISA Considerations

The Small Business Protection Job Act ("SBPJA"), offers insurers protection from potential litigation exposure prompted by the 1993 U.S. Supreme Court decision in

John Hancock Mutual Life Insurance Company v. Harris Trust & Savings Bank. In the Harris Trust case, the Court held that an insurer is subject to the fiduciary requirements of ERISA, with respect to a portion of the funds held under certain general account group annuity contracts. The pertinent SBPJA provisions provide that generally all persons are protected from liability under the fiduciary responsibility provisions of ERISA and the prohibited transactions provisions of the Code on the basis of a claim that the assets of an insurer (other than plan assets held in separate accounts) constitute assets of the plan, for conduct which occurs before July 5, 2000. However, insurers remain subject to federal criminal law and liable for actions brought by the Secretary of Labor alleging breaches of fiduciary duties that also constitute a violation of federal or state criminal law. The SBPJA also provides that, from and after July 5, 2000, with respect to contracts issued from an insurer's general account on or before December 31, 1998 that are not guaranteed benefit policies, the insurer will be deemed to be in compliance with the provisions of Sections 404, 406, and 407 of ERISA (relating to fiduciary duties, prohibited transactions, and limitations relating to the acquisition and holding of employer securities) if the insurer meets the requirements of the regulations of the Department of Labor. The SBPJA further provides that contracts issued from an insurer's general account after December 31, 1998, that are not guaranteed benefit policies, will continue to be subject to the applicable provisions of ERISA. We do not believe that the decision in the Harris Trust case had a material adverse effect on our business, financial condition, or results of operations. However, we supported and welcomed the enactment of the aforementioned provisions of the SBPJA as a means to remove an area of potential exposure for the insurance industry generally.

With respect to employee welfare benefit plans subject to ERISA, Congress periodically has considered amendments to the law's federal preemption provision which would expose us, and the insurance industry generally, to state law causes of action, and accompanying extra-contractual (e.g., punitive) damages in lawsuits involving, for example, group life and group disability claims. To date, all such amendments to ERISA have been defeated.

Properties
The company conducts business from various facilities, all of which are leased except for one building in Richmond, Virginia, which we own.

Market Price of and Dividends on the Registrant's Common Equity and Related Stockholder Matters

All of our common stock, our sole class of common equity on the date hereof, is owned by GE Capital Assurance, Federal, and Phoenix. Accordingly, there is no public trading market for our common equity.

As previously discussed, our ability to pay dividends is restricted by state insurance law. (See "Regulation, General Regulation at State Level.")

Risk Factors

The operating results of companies in the insurance industry have historically been subject to significant fluctuations. The factors that could affect our future results include, but are not limited to, general economic conditions and certain known trends and uncertainties that are discussed more fully below.

We are exposed to many types of risks that could negatively affect our business. There are many types of risks that all companies are exposed to in their businesses. For example, companies are exposed to the risks of natural disasters, malicious acts, computer viruses, and other perils. While we have obtained insurance, implemented risk management and contingency plans, and taken preventive measures and other precautions, no assurance can be given that there are not scenarios that could have an adverse effect on us.

We operate in a mature, highly competitive industry, which could limit our ability to gain or maintain market share in the industry. Life and health insurance is a mature industry. In recent years, the industry has experienced little growth in life insurance sales, though the aging population has increased the demand for retirement savings products. Life and health insurance is a highly competitive industry. We encounter significant competition in all lines of business from other insurance companies, many of which have greater financial resources than we do, as well as competition from other providers of financial services. Competition could result in, among other things, lower sales or higher lapses of existing products.

The life and health insurance industry is consolidating with larger, potentially more efficient organizations emerging from consolidation. Also, some mutual insurance companies are converting to stock ownership, which will give them greater access to capital markets. Additionally, commercial banks, insurance companies, and investment banks may now combine, provided certain requirements are satisfied.

Our ability to compete is dependent upon, among other things, our ability to attract and retain distribution channels to market our insurance and investment products, our ability to develop competitive and profitable products, our ability to maintain low unit costs, and our maintenance of strong ratings from rating agencies. A ratings downgrade could adversely affect our ability to compete. Ratings are an important factor in our competitive position. Rating organizations periodically review the financial performance and condition of insurers, including us. A downgrade in our ratings could adversely affect our ability to sell our products and retain existing business.

For the past several years rating downgrades in the industry have exceeded upgrades. Rating organizations assign ratings based upon several factors. While most of the factors relate to the rated company, some of the factors relate to the views of the rating organization, general economic conditions, and circumstances outside the rated company's control. We cannot predict what actions the rating organizations may take, or what actions we may be required to take in response to the actions of the rating organizations, which could adversely affect us.

We could be forced to sell investments at a loss to cover policyholder withdrawals. Many of the products we offer, including funding agreements with put options, allow policyholders and contractholders to withdraw their funds under defined circumstances. We manage liabilities and configure our investment portfolios so as to provide and maintain sufficient liquidity to support anticipated withdrawal demands and contract benefits and maturities. While we own a significant amount of liquid assets, a certain portion of our assets is relatively illiquid. Unanticipated withdrawal or surrender activity could, under some circumstances, compel us to dispose of assets on unfavorable terms, which could have an adverse effect on us. We have established a line of credit with GNA Corporation, an indirect parent, to provide liquidity in the event of an unusual level of early terminations. However, this line of credit may not provide sufficient liquidity in the event that extraordinary circumstances cause a significant amount of unanticipated early withdrawals.

Market fluctuations could negatively affect our business. Significant changes in market conditions expose insurance companies to the risk of not earning anticipated policy fees from variable products affected by the performance of the equity markets. Market fluctuations may also increase trade volumes that could expose insurers to gains or losses in traded securities underlying its separate accounts. Declining market returns may result in lower sales of certain of our variable products.

Interest-rate fluctuations could negatively affect our spread income or otherwise impact our business. Significant changes in interest rates expose insurance companies to the risk of not earning anticipated spreads between the interest rate earned on investments and the credited interest rates paid on in-force policies. Both rising and declining interest rates can negatively affect our spread income. While we develop and maintain asset/liability management programs and procedures designed to preserve spread income in rising or falling interest rate environments, no assurance can be given that changes in interest rates will not affect such spreads.

Changes in interest rates may also impact our business in other ways. Interest rate changes may have temporary effects on the sale and profitability of our annuity, universal life, and other investment products. For example, if interest rates rise, competing investments (such as annuities or life insurance offered by our competitors, certificates of deposit, mutual funds, and similar instruments) may become more attractive to potential purchasers of our products. Competing investments may also become more attractive to existing contractholders and policyholders, resulting in contract and policy surrenders. We may be forced to raise certain crediting rates on our line of products in order to meet competitive pressures.

If interest rates decrease, we may experience lower sales of certain of our insurance and investment products. We constantly monitor our investment income on existing assets and yields available on new investments and sell policies and annuities that permit flexible responses to interest rate changes as part of our management of interest spreads. In addition, certain of our insurance and investment products guarantee a minimum credited interest rate.

Higher interest rates may create a less favorable environment for the origination of mortgage loans and decrease the investment income we receive in the form of prepayment fees, make-whole payments, and mortgage participation income. Higher interest rates may also increase the cost of debt and other obligations having floating rate or rate reset provisions, and may result in lower sales of variable products.

Additionally, our asset/liability management programs and procedures incorporate assumptions about the relationship between short-term and long-term interest rates (i.e., the slope of the yield curve), relationships between risk-adjusted and risk-free interest rates, market liquidity, and other factors. The effectiveness of our asset/liability management programs and procedures may be negatively affected whenever actual results differ from these assumptions.

Insurance companies are highly regulated. We are subject to government regulation in each of the states in which we conduct business. Such regulation is vested in state agencies having broad administrative power dealing with many aspects of the insurance business, which may include premium rates, marketing practices, advertising, policy forms, and capital adequacy, and is concerned primarily with the protection of contractholders rather than share owners. We cannot predict what regulatory initiatives may be enacted which could adversely affect us.

We may be subject to regulation by the United States Department of Labor when providing a variety of products and services to employee benefit plans governed by ERISA. Such regulation seeks to protect the retirement and welfare benefits of workers, primarily by imposing duties on fiduciaries to prudently manage benefit plans. Severe civil and criminal penalties may be imposed for breach of duties under ERISA.

Certain policies, contracts, and annuities we offer are subject to regulation under the federal securities laws administered by the SEC. The federal securities laws contain regulatory restrictions and criminal, administrative, and private remedial provisions.

Tax law changes could adversely affect our ability to compete with non-insurance products or reduce the demand for certain insurance products. Under the Code, income tax payable by contractholders on investment earnings is deferred during the accumulation period of certain life insurance and annuity products. This favorable tax treatment may give certain of our products a competitive advantage over certain investment-oriented products that do not qualify as insurance. To the extent that the Code is revised to reduce the tax-deferred status of life insurance and annuity products, or to increase the tax-deferred status of competing products, the entire life insurance industry could be adversely affected and lose market share. In addition, life insurance and annuity products are potentially affected by changes in the federal estate tax. Recently enacted changes -- gradually reducing estate tax rates until the estate tax is repealed in 2010, for one year only -- have created uncertainty regarding the final status of the estate tax. The changes, and the uncertainty itself, may reduce demand for certain life insurance products. Finally, we cannot predict what other tax law changes with adverse effects may be enacted by Congress or promulgated by the Internal Revenue Service and Treasury.

Financial services companies are frequently the targets of litigation, including class action litigation, which could result in substantial judgments. A number of civil jury verdicts have been returned against insurers and other providers of financial services involving sales practices, alleged agent misconduct, failure to properly supervise representatives, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive damages. In some states, juries have substantial discretion in awarding punitive and non-economic compensatory damages, which creates the potential for unpredictable material adverse judgments in any given lawsuit. In addition, in some class action and other lawsuits, companies have made material settlement payments. We, like other financial services companies, in the ordinary course of business, are involved in such litigation or, alternatively, in arbitration. We cannot predict the outcome of any such litigation or arbitration.

A decrease in sales or persistency could negatively affect our results. Our ability to maintain low unit costs is dependent upon the level of sales and persistency. A decrease in sales or persistency without a corresponding reduction in expenses will result in higher unit costs.

Additionally, a decrease in persistency may result in higher amortization of deferred policy acquisition costs and the present value of future profits. Although many of our products contain surrender charges, the charges decrease over time and may not be sufficient to cover the unamortized deferred policy acquisition costs with respect to the insurance policy or annuity contract being surrendered.

Our investments are subject to risks. Our invested assets are subject to customary risks of credit defaults and changes in market values. The value of our commercial mortgage loan portfolio depends in part on the financial condition of the tenants occupying the properties that we have financed. Factors that may affect the overall default rate on, and market value of, our invested assets and mortgage loans include interest rate levels, financial market performance, and general economic conditions as well as particular circumstances affecting the businesses of individual borrowers and tenants.

We are dependent on the performance of others. Our results may be affected by the performance of others because we have entered into various arrangements involving other parties. Examples include, but are not limited to, the following: many of our products are sold through independent distribution channels; and the variable annuity deposits are invested in funds managed by third parties. We may also use third-party administrators to collect premiums, pay claims, and/or perform customer service functions. Additionally, our operations are dependent on various technologies, some of which are provided and/or maintained by other parties.

As with all financial services companies, our ability to conduct business is dependent upon consumer confidence in the industry and its products. Actions of competitors, and financial difficulties of other companies in the industry, could undermine consumer confidence and adversely affect us.

Our reinsurance program involves risks. We cede insurance to other insurance companies through reinsurance. However, we remain liable with respect to ceded insurance should any reinsurer fail to meet the obligations assumed by it.

The cost of reinsurance is, in some cases, reflected in the premium rates we charge. Under certain reinsurance agreements, the reinsurer may increase the rate it charges us for the reinsurance, though we do not anticipate increases to occur. Therefore, if the cost of reinsurance were to increase or if reinsurance were to become unavailable, we could be adversely affected.

Additionally, we may assume policies of other insurers. Any regulatory or other adverse development affecting the ceding insurer could also have an adverse effect on us.

Selected Financial Data

The following selected financial data should be read in conjunction with our consolidated financial statements and the related notes to these financial statements. Our consolidated financial statements include the historical operations and accounts of our subsidiary, Assigned Settlements Inc. In addition, the merger of Harvest into the Company was accounted for in a manner similar to a pooling of interest. Accordingly, our financial statements have been restated to reflect this transaction.

                               September 29 September 30          December 31
                               ------------ ------------ -----------------------------
                                   2001         2000       2000      1999      1998
                               ------------ ------------ --------- --------- ---------
                                                (Dollars in millions)
Total Investments (1)           $ 10,917.6   $ 9,859.7   $10,656.5 $ 9,082.4 $ 8,163.3
Separate Account Assets            8,169.1    11,325.1    10,393.2   9,245.8   5,528.7
Total Assets                      20,988.9    22,757.3    22,612.5  19,957.3  14,760.9
Policyholders Liabilities (2)     10,562.8     9,802.2    10,238.7   9,312.5   7,811.2
Shareholders' Interest             1,602.3     1,347.9     1,474.7   1,205.7   1,293.8
For the Year-to-Date Period
 Then Ended
Total Revenues                       856.5       855.7     1,153.4   1,017.9     939.0
Income before cumulative
 effect of changes in
 accounting principle(s)              93.3       114.7       163.1     107.9     105.8
Net Income (3) (4)                    87.6       114.7       163.1     112.9     105.8
--------------------------------------------------------------------------------------

                                                              December 31
                                                          -------------------
                                                            1997      1996
                                                          --------- ---------
                                                              (Dollars in
                                                               millions)
Total Investments (1)                                     $ 7,677.1 $ 7,301.8
Separate Account Assets                                     4,066.4   2,762.7
Total Assets                                               12,727.1  11,053.4
Policyholders Liabilities (2)                               7,091.7   6,775.5
Shareholders' Interest                                      1,329.8   1,170.5
For the Year-to-Date Period Then Ended
Total Revenues                                                974.4   1,012.0
Income before cumulative effect of changes in accounting
 principle(s)                                                 107.4      77.5
Net Income (3) (4)                                            107.4      77.5
-----------------------------------------------------------------------------

(1) The balances prior to September 29, 2001 have not been restated to reflect the reclassification of certain short-term investments to cash and cash equivalents.

(2) Policyholder liabilities consists of future annuity and contract benefits, liability for policy and contract claims, and other policyholder liabilities (but excludes separate account liabilities) on the Consolidated Balance Sheets.

(3) Effective January 1, 1999, the Company adopted the American Institute of Certified Public Accountants' Statement of Position No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The Company has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 million (net of income taxes of $2.8 million).

(4) Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133 Accounting for Derivative Instruments and Hedging Activities, as amended. The Company has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to decrease net income for the nine months ended September 29, 2001 by $5.7 million (net of income taxes of $3.0 million) and decrease Shareholders' Interest as of January 1, 2001 by $7.8 million (net of income taxes of $4.4 million).

Management's Discussion and Analysis of Financial Condition and Results of Operations

This prospectus and information incorporated by reference may include "forward looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. These statements are based on management's current expectations and are subject to uncertainty and changes in circumstances. Actual results may differ materially from these expectations as a result of changes in global economic, business, competitive market and regulatory factors.

The following analysis of the consolidated financial condition and results of our operations should be read in conjunction with our consolidated financial statements and their accompanying notes.

OPERATING RESULTS

Nine Month Period Ended September 29, 2001 Compared to
Nine Month Period Ended September 30, 2000

Net Investment Income. Net investment income increased $18.1 million, or 3.5%, to $531.5 million for the nine month period ended September 29, 2001 from $513.4 million for the comparable 2000 period. The increase was primarily a result of higher levels of average invested assets ($10,831 million at September 29, 2001 vs. $9,630 million at September 30, 2000). This increase was partially offset by a decrease in weighted average yield rates to 6.71% during the nine months ended September 29, 2001 from 7.30% during the comparable 2000 period.

Net Realized Investment Gains. Net realized investment gains increased $7.6 million to $14.1 million for the nine month period ended September 29, 2001 from $6.5 million for the comparable 2000 period. This increase arose primarily from the securitization of certain financial assets. Net realized gains were also impacted by our decision to sell certain assets in connection with our credit and asset/liability risk management policies. We continue to monitor events affecting the underlying value of our investment portfolio and recognize adjustments to reflect other than temporary declines in book value, as needed.

Premiums. Premiums, which include premium revenues from traditional life and life contingent annuity contracts, decreased $7.4 million or 8.3% to $81.5 million for the nine month period ended September 29, 2001 from $88.9 million for the comparable 2000 period. This decrease was primarily a result of lower levels of renewal premiums on term and whole life policies.


Variable Product Fees. Variable product fees decreased $9.5 million to $100.3 million for the nine month period ended September 29, 2001 from $109.8 million for the comparable 2000 period. The decrease in variable product fees primarily resulted from a decline in separate account values as a result of unfavorable conditions in the equity markets in 2001.

Other Income. Other income, which includes surrender fee income, decreased $10.9 million, or 25.7%, to $31.5 million for the nine month period ended September 29, 2001 from $42.4 million for the comparable 2000 period. This decrease primarily relates to the recapture in 2000 of certain credit life and accident and health business upon termination of a reinsurance ceding arrangement with an affiliate.

Interest Credited. Interest credited increased $21.5 million, or 5.5%, to $408.9 million for the nine month period ended September 29, 2001 from $387.4 million for the comparable 2000 period. This increase was a result of additional sales of GICs and funding agreements, life products and annuity products. The growth in interest credited reflected the increase in policy reserves for these products, which was partially offset by lower average crediting rates on fixed annuities.

Our weighted average crediting rates for annuities decreased to 4.79% for the nine month period ended September 29, 2001 from 4.97% for the comparable 2000 period. Our weighted average crediting rates for interest-sensitive life products increased to 5.74% for the nine month period ended September 29, 2001 from 5.65% for the comparable 2000 period. Changes in our base crediting rates are implemented in response to changes in market conditions, the prevailing interest rate environment, contractual provisions and other factors. We monitor market conditions closely and reset interest crediting rates as deemed appropriate in accordance with the terms of the underlying contracts.

Benefits and Other Changes in Policy Reserves. Benefits and other changes in policy reserves include activity related to future policy benefits on long-duration life products and health products, as well as claim costs incurred during the year under such contracts. In addition, the bonus feature of certain variable annuity products is initially accounted for as a benefit. Benefits and other changes in policy reserves decreased $31.0 million, or 18.1%, to $140.5 million for the nine month period ended September 29, 2001 from $171.5 million for the comparable 2000 period. This decrease was a result of lower sales of our bonus variable annuity products during the nine month period ended September 29, 2001 as compared to the same 2000 period.

Commission Expenses. Commission expense decreased $55.8 million, or 30.5%, to $126.9 million for the nine month period ended September 29, 2001 from $182.7 million for the comparable 2000 period. This decrease was primarily a result of a decline in variable annuity sales. This decline in sales was attributable to unfavorable conditions in the equity markets which generally lowered demand for variable products.

General Expenses. General expenses increased $6.4 million, or 7.2%, to $95.9 million for the nine month period ended September 29, 2001 from $89.5 million for the comparable 2000 period. This increase was primarily a result of increases in sales related expenses and certain training costs associated with our productivity initiatives.

Amortization of Intangibles, Net. Our intangible assets consist primarily of two components which result from our acquisition by GE Capital and the Harvest merger -- (1) present value of future profits ("PVFP"), representing the estimated future gross profits in acquired insurance and investment contracts, and (2) goodwill, representing the excess of purchase price over the fair value of identified net assets. Amortization of intangibles increased $0.3 million, or 0.8%, to $36.2 million for the nine month period ended September 29, 2001 from $35.9 million for the comparable 2000 period. The increase primarily resulted from an adjustment to the PVFP amortization to reflect an anticipated change in underlying gross profits of the related business. Adjustment to PVFP amortization occurs in the ordinary course of business.

Change in Deferred Acquisition Costs, Net. Deferred acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts. These costs and expenses include commissions, printing, underwriting, policy issuance costs and the bonus feature of certain variable annuity products. Under GAAP, these costs are deferred and recognized, over time, in relation to either the premiums or gross profits from the underlying contracts. The change in net deferred acquisition costs decreased $89.3 million, or 47.4%, to $99.1 million for the nine month period ended September 29, 2001 from $188.4 million for the comparable 2000 period. This decrease is primarily a result of a decrease in commission expense and other sales related expenses.

Interest Expense. Interest expense increased $1.6 million, to $2.2 million for the nine month period ended September 29, 2001 from $0.6 million for the comparable 2000 period. This increase is related primarily to the cession to a third party reinsurer of weekly premium and monthly ordinary life (traditional) policies. The effective date of this reinsurance transaction was retroactive, which required us to pay interest to the reinsurer on the value of statutory reserves transferred for the period from July 1, 2000 to the date of the transfer.

Net Income. Net income before cumulative effect of change in accounting principle were $93.3 million for the nine month period ended September 29, 2001, a $21.4 million, or 18.7% decrease from $114.7 million for the comparable 2000 period. The largest factor contributing to this decrease was the decline in fee revenue from our variable annuity product line. We did not experience material losses in connection with the events of September 11th.

Year Ended December 31, 2000 Compared to
Year Ended December 31, 1999

Net Investment Income. Net investment income increased $70.7 million, or 11.1%, to $708.9 million in 2000 from $638.2 million in 1999. The increase was primarily attributable to higher levels of average invested assets ($9,842 million at year end 2000 as compared to $8,690 million at year end 1999). This increase was partially offset by a decrease in weighted average yields to 7.47% in 2000 from 7.62% in 1999.

Net Realized Investment Gains. Net realized investment gains were $4.3 million in 2000 and $12.0 million in 1999. This change was attributable to our decision to sell certain assets in connection with our credit and asset/liability risk management policies. We continue to monitor events affecting the underlying value of our investment portfolio and recognize adjustments to reflect other than temporary declines in book value, as needed.

Premiums. Premiums, which include premium revenues from traditional life and life contingent annuity contracts, decreased $7.6 million, or 6.1%, to $116.3 million in 2000 from $123.9 million in 1999. This decrease was primarily a result of a decline in whole life and group life sales resulting from the termination of two large accounts.

Variable Product Fees. Variable product fees increased $58.5 million to $148.7 million in 2000 from $90.2 million in 1999. This increase was primarily a result of growth in variable annuity fees attributable to the increase in separate account assets under management.

Other Income. Other income, which includes surrender fee income, increased $24.6 million, or 100.0%, to $49.2 million in 2000 from $24.6 million in 1999. This increase relates to the recapture in 2000 of certain credit life and accident and health business upon termination of a reinsurance arrangement with an affiliate, the renegotiation of fee share agreements with mutual fund companies, and increased surrenders of our variable annuity products.

Interest Credited. Interest credited increased $91.8 million, or 20.8%, to $532.6 million in 2000 from $440.8 million in 1999. This increase was a result of additional sales of GICs and funding agreements life products and annuity products. The growth in interest credited reflects the increase in policy reserves for these products and higher average crediting rates.

Our weighted average crediting rates for annuities increased to 5.03% in 2000 from 4.61% in 1999. Our weighted average crediting rates for interest-sensitive life products increased to 5.68% in 2000 from 5.61% in 1999. Changes in our base crediting rates are implemented in response to changes in market conditions, the prevailing interest rate environment, contractual provisions, and other factors. We monitor market conditions closely and reset interest crediting rates as deemed appropriate in accordance with the terms of the underlying contracts.

Benefits and Other Changes in Policy Reserves. Benefits and other changes in policy reserves includes both activity related to future policy benefits on long-duration life products and health products as well as claim costs incurred during the year under such contracts. In addition, the bonus feature of certain variable annuity products is initially accounted for as a benefit. Benefits and other changes in policy reserves increased $8.9 million, or 4.1%, to $223.6 million in 2000 from $214.7 million in 1999, primarily as a result of an increase in sales of our bonus variable annuity products.

Commission Expenses. Commission expense increased $37.2 million, or 19.4%, to $229.3 million in 2000 from $192.1 million in 1999. This increase was primarily a result of an increase in variable annuity sales attributable to the favorable conditions in the equity markets during the first part of 2000.

Amortization of Intangibles, Net. Our intangible assets consist primarily of two components which result from our acquisition by GE Capital and the Harvest merger--(1) present value of future profits ("PVFP"), representing the estimated future gross profits in acquired insurance and investment contracts, and (2) goodwill, representing the excess of purchase price over the fair value of identified net assets. Amortization of intangibles decreased $14.6 million, or 25.0%, to $43.7 million in 2000 from $58.3 million in 1999. The decrease primarily resulted from an adjustment to the PVFP amortization to reflect an anticipated change in underlying gross profits of the related business. Adjustment to PVFP amortization occurs in the ordinary course of business.

Change in Deferred Acquisition Costs, Net. Deferred acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts. These costs and expenses include commissions, printing, underwriting, policy issuance costs and the bonus feature of certain variable annuity products. The change in net deferred acquisition costs increased $58.6 million, or 32.7%, to $237.7 million in 2000 from $179.1 million in 1999. This increase was primarily a result of an increase in commission expense and other sales related expenses.

Interest Expense. Interest expense decreased $0.8 million, or 42.1%, to $1.1 million in 2000 from $1.9 million in 1999. This decrease related primarily to lower outstanding balances under our credit line with GNA Corporation.

Provision for Income Taxes. Our provision for income taxes increased $16.3 million, or 28.8%, to $72.9 million in 2000 from $56.6 million in 1999. Our effective tax rate of 30.9% in 2000 was 3.5 percentage points lower than the effective tax rate of 34.4% in 1999. The lower effective tax rate in 2000 was primarily the result of an intercompany agreement with an affiliate which assumed, on a non-recourse basis, the liability for certain tax exposure items. Accordingly, the previously held reserves were no longer required.

Net Income. Net income before cumulative effect of change in accounting principle were $163.1 million in 2000, a $55.2 million, or 51.2% increase from $107.9 million in 1999. The largest factor contributing to the increase was the higher fees earned in connection with our variable annuity products.

Year Ended December 31, 1999 Compared to
Year Ended December 31, 1998

Net Investment Income. Net investment income increased $63.5 million, or 11.0%, to $638.2 million in 1999 from $574.7 million in 1998. The increase was a result of higher levels of average invested assets ($8,690 million in 1999 as compared to $7,622 million in 1998). This increase is partially offset by a decrease in weighted average yield rates to 7.62% in 1999 from 7.84% in 1998.

Net Realized Investment Gains. Net realized investment gains were $12.0 million in 1999 and $29.6 million in 1998. This decrease is primarily related to our decision to sell certain assets in connection with our credit and asset/liability risk management policies.

Premiums. Premiums increased $0.8 million, or 0.7%, to $123.9 million in 1999 from $123.1 million in 1998. This increase was primarily a result of growth in sales of certain life products.

Variable Product Fees. Variable product fees increased $29.4 million, or 48.4%, to $90.2 million in 1999 from $60.8 million in 1998. This increase was primarily a result of growth in variable annuity fees attributable to the increase in separate account assets under management.

Other Income. Other income, which includes surrender fee income, increased $2.3 million, or 10.3%, to $24.6 million in 1999 from $22.3 million in 1998. The increase primarily relates to surrender fee income that resulted from increased surrenders in variable annuity products.

Interest Credited. Interest credited increased $62.4 million, or 16.5%, in 1999 to $440.8 million from $378.4 million in 1998. This increase was a result of additional sales of certain life and annuity products. The growth in interest credited also reflected the increase in policy reserves for these products, partially offset by lower average crediting rates.

Our weighted average crediting rates for annuities decreased to 4.61% in 1999 from 4.93% in 1998. Our weighted average crediting rates for interest-sensitive life products decreased to 5.61% in 1999 from 5.80% in 1998.

Benefits and Other Changes in Policy Reserves. Benefits and other changes in policy reserves increased $36.3 million, or 20.3%, to $214.7 million in 1999 from $178.4 million in 1998. This increase primarily resulted from an increase in sales of our bonus variable annuity products.

Commission Expenses. Commission expense increased $79.3 million, or 70.3%, to $192.1 million in 1999 from $112.8 million in 1998. This increase was attributable to higher sales of variable annuity products as demand for these products increased with the favorable conditions in the equity markets throughout 1999.

General Expenses. General expenses increased $13.7 million, or 12.3%, to $124.7 million in 1999 from $111.0 million in 1998. This increase was primarily a result of core growth, additional guarantee fund assessments and increases in sales related expenses.

Amortization of Intangibles, Net. Amortization of intangibles decreased $6.5 million, or 10.0%, to $58.3 million in 1999 from $64.8 million in 1998. The decrease primarily resulted from an adjustment to the PVFP amortization to reflect an anticipated change in underlying gross profits of the related business. Adjustment to PVFP amortization occurs in the ordinary course of business.

Change in Deferred Acquisition Costs, Net. The change in net deferred acquisition costs increased $104.4 million to $179.1 million in 1999 from $74.7 million in 1998. This increase was primarily a result of an increase in commission expense and other sales related expenses.

Provision for Income Taxes. The effective tax rate of 34.4% in 1999 was 1.9% lower than the effective tax rate of 36.3% in 1998 primarily as a result of additional tax benefits realized in connection with our variable products.

Net Income. Net income before cumulative effect of change in accounting principle were $107.9 million in 1999, a $2.1 million, or 2.0%, increase from $105.8 million in 1998. The largest factor contributing to the increase was the higher fees earned in connection with our variable annuity products.

SEGMENT OPERATIONS

Wealth Accumulation and Transfer

The following table sets forth certain summarized financial data for our Wealth Accumulation and Transfer segment for the nine month periods ended September 29, 2001 and September 30, 2000 and for the years ended December 31, 2000, 1999 and 1998.

                             For the Nine Month Periods   For the Years Ended
                                        Ended                 December 31,
                             --------------------------- ----------------------
                             September 29, September 30,
                                 2001          2000        2000    1999   1998
                             ------------- ------------- -------- ------ ------
                                           (Dollars in Millions)
Revenues:
 Net investment income          $529.1        $509.7     $  703.5 $634.2 $569.4
 Net realized investment
  gains                           14.1           6.5          4.3   12.0   29.6
 Other revenues                  265.3         279.7        371.5  311.4  312.5
                                ------        ------     -------- ------ ------
 Total revenues                  808.5         795.9      1,079.3  957.6  911.5
                                ------        ------     -------- ------ ------
Benefits and expenses:
 Interest Credited               408.9         387.4        532.6  440.8  378.4
 Benefits and other changes
  in policy reserves             109.3         140.4        182.7  176.2  182.3
 Other operating costs and
  expenses                       146.0          98.7        134.6  180.8  187.3
                                ------        ------     -------- ------ ------
 Total benefits and
  expenses                       664.2         626.5        849.9  797.8  748.0
                                ------        ------     -------- ------ ------
Income before income taxes,
 and cumulative effect of
 change in accounting
 principle (operating
 income)                        $144.3        $169.4     $  229.4 $159.8 $163.5
                                ======        ======     ======== ====== ======
-------------------------------------------------------------------------------

Nine Month Period Ended September 29, 2001 Compared to
Nine Month Period Ended September 30, 2000

Total revenues in this segment increased $12.6 to $808.5 million for the nine month period ended September 29, 2001 from $795.9 million for the comparable 2000 period. This increase was primarily a result of higher investment income caused by an increased level of invested assets from additional sales of GICs and funding agreements. Among our principal product lines in this segment, sales of deferred variable annuities decreased 42.8% for the nine months ended September 29, 2001 to $1,485 million from $2,598 million for the comparable 2000 period. This decrease was primarily attributable to the unfavorable conditions in the equity markets in 2001. Sales of GICs and funding agreements decreased 27.5% to $911 million for the period ended September 29, 2001 from $1,257 million for the comparable 2000 period. This decrease was primarily a result of our reaching internal underwriting limits with some of our major customers. Sales of deferred fixed annuities increased to $71.6 million for the nine months ended September 29, 2001 from $1.1 million for the comparable 2000 period. The higher sales in 2001 were primarily attributable to sales of products designed for two national stock brokerage firms through which we had not previously sold fixed annuities.

Operating income from this segment represented 99.5% and 96.0% of our total operating income for the nine month periods ended September 29, 2001 and September 30, 2000, respectively. Our operating income from the Wealth Accumulation and Transfer segment decreased 14.8% for the nine month period ended September 29, 2001 to $144.3 million from $169.4 million for the comparable 2000 period. These changes were attributable primarily to declining policy fees earned on separate account assets as a result of the unfavorable conditions in the equity markets.

Year Ended December 31, 2000 Compared to
Year Ended December 31, 1999

Total revenues in the Wealth Accumulation and Transfer segment increased to $1,079.3 million in 2000 from $957.6 million in 1999, an increase of $121.7 million, primarily as a result of increases in net investment income and variable product fees. Among our principal product lines in this segment, sales of deferred variable annuities increased 29.1% in 2000 to $3,152 million from $2,442 million in 1999. This increase was primarily a result of the favorable conditions in the equity markets in the first part 2000 and higher demand for our bonus variable annuity product. Sales of GICs and funding agreements decreased 7.4% in 2000 to $1,904 from $2,057 in 1999. This decrease was a result of a general decline in demand for funding agreements. Sales of deferred fixed annuities declined 78.2% to $1.2 million in 2000 from $5.5 million in 1999. We did not actively market deferred fixed annuity products during these periods.

Operating income from this segment represented 97.2% and 97.1% of our total operating income for the years ended December 31, 2000 and 1999, respectively. Our operating income from this segment increased 43.6% in 2000 to $229.4 million from $159.8 million in 1999. The increase in 2000 was primarily attributable to increased fee income from our variable annuity products.

Year Ended December 31, 1999 Compared to
Year Ended December 31, 1998

Total revenues in the Wealth Accumulation and Transfer segment increased $46.1 million to $957.6 million in 1999 from $911.5 million in 1998, primarily as a result of an increase in net investment income and an increase in variable product fees. Among our principal product lines in this segment, sales of deferred variable annuities increased $1,526 million to $2,442 million in 1999 from $916 million in 1998. This increase was primarily a result of the introduction of our bonus annuity product and the favorable conditions in the equity market during the year. Sales of GICs and funding agreements increased $967 million, or 88.7% to $2,057 million in 1999 from $1,090 million in 1998. This increase was primarily attributable to our reentry into the funding agreement market in the fourth quarter of 1998. Sales of deferred fixed annuities decreased 36.8% to $5.5 million in 1999 from $8.7 million in 1998. We did not actively market deferred fixed annuity products during these periods.

Operating income from this segment represented 97.1% and 98.4% of our total operating income for the years ended December 31, 1999 and 1998, respectively. Our operating income from the Wealth Accumulation and Transfer segment decreased 2.3% in 1999 to $159.8 million from $163.5 million in 1998.

Lifestyle Protection and Enhancement

The following table sets forth certain summarized financial data for our Lifestyle Protection and Enhancement segment for the nine month periods ended September 29, 2001 and September 30, 2000 and the years ended December 31, 2000, 1999, and 1998.

                                                               For the Years
                                     For the Nine Month            Ended
                                        Periods Ended          December 31,
                                 --------------------------- -----------------
                                 September 29, September 30,
                                     2001          2000      2000  1999  1998
                                 ------------- ------------- ----- ----- -----
                                             (Dollars in Millions)
Revenues:
  Net investment income              $ 2.4         $ 3.7     $ 5.4 $ 4.0 $ 5.3
  Premiums                            45.5          46.0      61.0  56.1  21.7
  Other revenues                       0.1          10.1       7.7   0.2   0.5
                                     -----         -----     ----- ----- -----
  Total revenues                      48.0          59.8      74.1  60.3  27.5
                                     -----         -----     ----- ----- -----
Benefits and expenses:
  Benefits and other changes in
   policy reserves                    31.2          31.1      40.9  38.5 (3.9)
  Other operating costs and
   expenses                           16.1          21.6      26.6  17.1  28.8
                                     -----         -----     ----- ----- -----
  Total benefits and expenses         47.3          52.7      67.5  55.6  24.9
                                     -----         -----     ----- ----- -----
Income before income taxes, and
 cumulative effect of change in
 accounting principle
 (operating income)                  $ 0.7         $ 7.1     $ 6.6 $ 4.7 $ 2.6
                                     =====         =====     ===== ===== =====
------------------------------------------------------------------------------

Nine Month Period Ended September 29, 2001 Compared to
Nine Month Period Ended September 30, 2000

Total revenues in the Lifestyle Protection and Enhancement segment decreased $11.8 million, or 19.7%, for the nine month period ended September 29, 2001 from $59.8 million in the comparable 2000 period. This decrease resulted from a decline in other revenues caused by the recapture in 2000 of certain credit accident and health reinsurance previously ceded to an affiliate which resulted in a significant, non-recurring increase in other income in the 2000 period.

Operating income from this segment represented 0.5% and 4.0% of our total operating income for the nine month periods ended September 29, 2001 and September 30, 2000, respectively. Our operating income from this segment decreased 90.1% to $0.7 million for the 2001 period from $7.1 million for the 2000 period. This decrease resulted from a decline in other revenues caused by the recapture of certain credit accident and health reinsurance as described above, which resulted in a significant, non-recurring increase in other income in the 2000 period.

Year Ended December 31, 2000 Compared to
Year Ended December 31, 1999

Revenues increased for the Lifestyle Protection and Enhancement segment in 2000 to $74.1 million from $60.3 million in 1999, a 22.9% increase, primarily as a result of an increase in supplemental accident and health sales and the recapture in 2000 of certain credit accident and health reinsurance previously ceded to an affiliate, which resulted in a significant, non-recurring increase in other income in 2000.

Operating income from this segment represented 2.8% and 2.9% of our total results for the years ended December 31, 2000 and 1999, respectively. Our operating income from this segment increased 40.4% in 2000 to $6.6 million from $4.7 million in 1999. The increase is primarily a result of the recapture of certain credit accident and health reinsurance in 2000 described above, offset by an increase in commissions paid associated with our Medicare supplement product line.

Year Ended December 31, 1999 Compared to
Year Ended December 31, 1998

Revenues for the Lifestyle Protection and Enhancement segment increased $32.8 million to $60.3 million in 1999 from $27.5 million in 1998. Premiums grew in 1999 to $56.1 million from $21.7 million in 1998. However, the 1998 premiums were reduced by $31.7 million through the cession of our long term care insurance block to an affiliate. Without this reinsurance transaction premiums would have been $53.4 million in 1998.

Operating income from this segment represented 2.9% and 1.6% of our total results for the years ended December 31, 1999 and 1998, respectively. Our operating income from this segment increased $2.1 million, or 80.8% to $4.7 million in 1999 from $2.6 million in 1998. The increases were primarily attributable to the increased sales over the period.

FINANCIAL CONDITION

Total Assets. Total assets decreased $1,624 million, or 7.2%, to $20,989 million at September 29, 2001 from $22,613 million at December 31, 2000. Total assets increased $2,656 million, or 13.3%, to $22,613 million at December 31, 2000 from $19,957 million at December 31, 1999. Changes in assets are discussed in more detail below.

Total Investments. Total investments increased $261 million, or 2.5%, to $10,918 million at September 29, 2001 from $10,657 million at December 31, 2000 (after reclassification of certain short-term investments to cash and cash equivalents). The increase is primarily a result of growth in invested assets from additional sales of GICs and funding agreements. Total investments increased $1,575 million, or 17.3%, to $10,657 million at December 31, 2000 from $9,082 million at December 31, 1999. The increase is primarily a result of growth in invested assets from additional sales of GICs and funding agreements.

Deferred Acquisition Costs (DAC). Deferred acquisition costs increased $88.0 million, or 12.3%, to $803.7 million at September 29, 2001 from $715.7 million at December 31, 2000. This increase was primarily related to increased product sales, primarily of variable annuity products. Deferred acquisition costs increased $233.2 million, or 48.3%, to $715.7 million at December 31, 2000 from $482.5 million at December 31, 1999. This increase was primarily related to increased product sales, primarily of variable annuity products.

Intangible Assets. Intangible assets, which primarily includes PVFP and goodwill, decreased $51.7 million, or 12.9%, to $348.7 million at September 29, 2001 from $400.4 million at December 31, 2000. This decrease primarily relates to normal amortization of previously capitalized costs and the cession to a third party reinsurer of weekly premium and monthly debit ordinary life (traditional) products. Intangible assets decreased $72.4 million, or 15.3%, to $400.4 million at December 31, 2000 from $472.8 million at December 31, 1999. This decrease primarily relates to normal amortization of previously capitalized costs.

Other Assets. Other assets increased $130.4 million, to $200.3 million at September 29, 2001 from $69.9 million at December 31, 2000. This increase was primarily a result of assets maintained with the Company by policy beneficiaries following the payment of a claim and an increase in the balances due from brokers relating to the timing of investment transactions pending settlement. Other assets decreased $199.8 million, or 74.1%, to $69.9 million at December 31, 2000 from $269.7 million at December 31, 1999. This decrease was primarily a result of a decrease in the balances due from brokers relating to the timing of investment transaction settlements.

Separate Account Assets and Liabilities. Separate account assets and liabilities represent funds held for the exclusive benefit of variable annuity and variable life contractholders. As of September 29, 2001, we held $8,169 million of separate account assets and liabilities. The decrease of $2,224 million, or 21.4%, from $10,393 million at December 31, 2000 was related primarily to the overall decreased market value of the underlying investment funds. The increase of $1,147 million, or 12.4%, from $9,246 million at December 31, 1999 was related primarily to sales of variable annuity products.

Total Liabilities. Total liabilities decreased $1,751 million, or 8.3%, to $19,387 million at September 29, 2001 from $21,138 million at December 31, 2000. Total liabilities increased $2,386 million, or 12.7%, to $21,138 million at December 31, 2000 from $18,752 million at December 31, 1999. Changes in liabilities are discussed in more detail below.

Future Annuity and Contract Benefits. Future annuity and contract benefits increased $246.4 million, or 2.5%, to $10,181 million at September 29, 2001 from $9,934 million at December 31, 2000. The increase resulted primarily from growth in reserves as a result of additional sales of GICs and funding agreements. Future annuity and contract benefits increased $871.3 million, or 9.6%, to $9,934 million at December 31, 2000 from $9,063 million at December 31, 1999. The increase resulted primarily from growth in reserves as a result of additional sales of GICs and funding agreements partially offset by a decline in deferred annuity reserves.

Accounts Payable and Accrued Expenses. Accounts payable and accrued expenses increased $95.6 million to $569.5 million at September 29, 2001 from $473.9 million at December 31, 2000. The increase was a result of several factors, including the timing of settlement of trades related to investments, increased balances payable to brokers, an increase in amounts payable to affiliates and normal business activity associated with core growth in certain product lines. Accounts payable and accrued expenses increased $280.6 million to $473.9 million at December 31, 2000 from $193.3 million at December 31, 1999. The increase is primarily attributable to the timing of settlement of trades related to investments, increased balances payable to brokers, an increase in amounts payable to affiliates and normal business activity associated with core growth in certain product lines.

Deferred Taxes. Deferred tax liabilities increased $53.2 million to $85.2 million at September 29, 2001 from $32.0 million at December 31, 2000, primarily as a result of current year changes in the net unrealized gains on our investment portfolio. Deferred taxes decreased $152.3 million to a deferred tax liability balance of $32.0 million at December 31, 2000 from a deferred tax asset of $120.3 million at December 31, 1999, primarily as a result of decreases in net unrealized losses in our investment portfolio during 2000.

Liquidity and Capital Resources


Our principal liquidity requirements are our contractual obligations to policyholders, contractholders and annuitants. Contractual obligations include payments of surrender benefits, contract withdrawals, claims under outstanding insurance policies and annuities, and policy loans. The primary sources for meeting these contractual requirements are investment income, scheduled principal repayments from our investment portfolio and a portion of our policy fee income. To provide for additional liquidity to meet normal variations in cash requirements, we maintain cash and short-term investments. We also maintain a credit line with an indirect parent, GNA Corporation, to provide liquidity to meet normal variation in cash requirements.

For the years ended December 31, 2000, 1999 and 1998 cash flows from operating and certain financing activities were $1,414.1 million, $1,325.7 million and $638.6 million, respectively. These amounts include net cash provided by financing activities relating to investment contract issues and redemptions of $327.6 million, $1,124.2 million, and $263.8 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The nature and quality of the various types of investments purchased by a life insurance company must comply with the statutes and regulations imposed by the various jurisdictions in which those entities are incorporated. We primarily purchase investment-grade (BBB-/Baa or above) bonds. At September 29, 2001, $8,727.1 million, or 89.9%, of the fixed maturity securities held by us were bonds rated by a rating agency (Standard & Poor's or Moody's), or were government/agency bonds. The remaining $978.2 million, or 10.1% was comprised primarily of private placement bonds not rated by either rating agency. At September 29, 2001, we held $425.2 million of bonds rated below investment grade. In addition, we held $55.0 million of "not-rated" bonds that we believe are below investment grade. Below investment grade bonds include those bonds originally purchased as investment grade but subsequently downgraded in rating, as well as bonds purchased as below investment grade.

Certain of our products contain provisions for penalty charges for surrender of the policy. At September 29, 2001 and December 31, 2000 approximately 79% and 80%, respectively, of our annuity contracts were subject to surrender penalties or contained non-surrender provisions. Certain of our funding agreements may be terminated early by the contractholders. Our line of credit with GNA Corporation would provide liquidity in the event of an unusual level of early terminations. However, this line of credit may not provide sufficient liquidity in the event that extraordinary circumstances cause a significant number of unanticipated early terminations of funding agreements.

Interest Rate Changes


Interest rate changes may have temporary effects on the sale and profitability of our annuity, universal life and other investment products. For example, if interest rates rise, competing investments (such as annuities or life insurance offered by our competitors, certificates of deposit, mutual funds, and similar instruments) may become more attractive to potential purchasers of our products. We may be forced to raise certain crediting rates on our line of products in order to meet competitive pressures. Similarly, our profitability may also be impacted by interest rate changes that narrow the spread between the rates of interest we pay or credit on our products and the yields on our investments. We constantly monitor interest earnings on existing assets and yields available on new investments and sell policies and annuities that permit flexible responses to interest rate changes as part of our management of interest spreads.

Investments

The following discussion pertains to investment of our general account assets, which are separate and distinct from the assets of our other separate accounts. We manage our investment portfolio to meet the diversification, credit quality, yield and liquidity requirements of our policy liabilities by investing primarily in fixed maturity instruments and mortgage loans. We generally purchase our investments with the intent to hold to maturity by purchasing investments that match future cash flow needs, and our investment philosophy focuses on purchasing assets the durations of which approximate contractholder obligations. However, we may sell any of our investments to maintain proper matching of assets and liabilities or to address issues related to credit-quality. Accordingly, we have classified our fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as "available for sale."

At September 29, 2001, we held $9,705 million, or 88.9%, of our investment portfolio in fixed maturity instruments. We also invest in equity securities, mortgage loans, policy loans, and other investments, which comprised 11.1% of our investment portfolio at September 29, 2001.

INVESTMENT PORTFOLIO

The following table summarizes our investment results for the periods indicated.

                                                      September 29, 2001
                                                     --------------------
                                                       Fair    Percentage
                                                       Value    of Total
                                                     --------- ----------
                                                         (Dollars in
                                                          Millions)
Fixed Maturity Securities -- Available-For-Sale (1)
 U.S. Government and Agencies                        $    19.9     0.18%
 State, Municipal, and Non-U.S.Government                  4.4     0.04%
 U.S. Corporate                                        5,647.0    51.72%
 Non-U.S. Corporate                                      800.0     7.33%
 Mortgage and Asset-Backed (2)                         3,234.0    29.62%
                                                     ---------   ------
 Total Fixed Maturity Securities                       9,705.3    88.89%
                                                     ---------   ------

Equity Securities -- Available-For-Sale (3)
 Common Stock                                             22.7     0.21%
 Preferred Stock, Non-Redeemable                          23.5     0.22%
                                                     ---------   ------
 Total Equity Securities                                  46.2     0.43%
                                                     ---------   ------

Mortgage Loans on Real Estate, Net                       941.0     8.62%
Policy Loans                                             103.3     0.95%
Investment In Affiliate                                    2.6     0.02%
Real Estate Owned                                          3.5     0.03%

Total Other Invested Assets                              115.7     1.06%
                                                     ---------   ------
Total Investments                                    $10,917.6   100.00%
                                                     =========   ======
-------------------------------------------------------------------------

(1) Fixed maturity securities available-for-sale are stated at fair values. Amortized cost of fixed maturity securities available-for-sale at September 29, 2001 was $9,627 million, representing net unrealized gains of $78.3 million. Changes in fair value, net of the effect on present value of future profits, deferred acquistion costs and deferred federal income taxes, are reflected as unrealized appreciation directly in shareholders' interest and, accordingly, have no effect on net income, but is shown as a separate component of accumulated non-owner changes in equity.
(2) Mortgage and asset-backed securities are comprised of collateralized mortgage obligations ($1,873 million), asset-backed securities ($1,152 million) and pass-through securities ($209 million).
(3) Equity securities available-for-sale are stated at fair market values. The cost basis of equity securities available-for-sale at September 29, 2001 was $41.9 million, representing net unrealized losses of $4.3 million. Changes in market value, net of the effect on present value of future profits, deferred policy acquisition costs and deferred federal income taxes, are reflected as unrealized appreciation or depreciation directly in shareholders' interest and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity.

                                                          (Restated)
                                                       December 31, 2000
                                                     ---------------------
                                                                Percentage
                                                     Fair Value  of Total
                                                     ---------- ----------
                                                     (Dollars in Millions)
Fixed Maturity Securities -- Available-For-Sale (1)
 U.S. Government and Agencies                        $    10.6      0.10%
 State, Municipal, and Non-U.S.Government                  4.3      0.04%
 U.S. Corporate                                        5,580.9     52.38%
 Non-U.S. Corporate                                      884.3      8.30%
 Mortgage and Asset-Backed (2)                         2,780.4     26.09%
                                                     ---------    ------
 Total Fixed Maturity Securities                       9,260.5     86.91%
                                                     ---------    ------

Equity Securities -- Available-For-Sale (3)
 Common Stock                                             15.3      0.14%
 Preferred Stock, Non-Redeemable                          20.8      0.20%
                                                     ---------    ------
 Total Equity Securities                                  36.1      0.34%
                                                     ---------    ------

Mortgage Loans on Real Estate, Net                     1,130.0     10.60%
Policy Loans                                              89.0      0.85%
Investment In Affiliate                                    2.6      0.02%
Real Estate Owned                                          2.5      0.02%

Total Other Invested Assets                              134.7      1.26%
                                                     ---------    ------
Total Investments                                    $10,655.4    100.00%
                                                     =========    ======
--------------------------------------------------------------------------

(1) Fixed maturity securities available-for-sale are stated at fair values. Amortized cost of fixed maturity securities available-for-sale at December 31, 2000 was $9,295 million, representing net unrealized losses of $34.4 million. Changes in fair value, net of the effect on present value of future profits, deferred acquisition costs and deferred federal income taxes, are reflected as unrealized appreciation directly in shareholders' interest and, accordingly, have no effect on net income, but is shown as a separate component of accumulated non-owner changes in equity.
(2) Mortgage and asset-backed securities are comprised of collateralized mortgage obligations ($1,510 million), asset-backed securities ($974 million) and pass-through securities ($296 million).
(3) Equity securities available-for-sale are stated at fair market values. The cost basis of equity securities available-for-sale at December 31, 2000 was $37.7 million, representing net unrealized losses of $1.6 million. Changes in market value, net of the effect on present value of future profits, deferred policy acquisition costs and deferred federal income taxes, are reflected as unrealized appreciation or depreciation directly in shareholders' interest and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity.

INVESTMENT RESULTS

The following table summarizes our investment results for the periods indicated.

                            Nine Months
                               Ended                   Year Ended
                           ------------- --------------------------------------
                           September 29, December 31, December 31, December 31,
                               2001          2000         1999         1998
                           ------------- ------------ ------------ ------------
                                          (Dollars in Millions)
Total Average Invested
 Assets (1)                   $10,831       $9,842       $8,690       $7,622
Net Investment Income (2)     $ 531.5       $708.9       $638.2       $574.7
Effective Yield (3)              6.71%        7.47%        7.62%        7.84%
Net Realized Investment
 Gains (4)                    $  14.1       $  4.3       $ 12.0       $ 29.6
-------------------------------------------------------------------------------

(1) Average of cash and cash equivalents and total invested assets on an amortized cost basis.
(2) Net investment income is net of investment expenses and excludes capital gains or losses or provision for income taxes.
(3) Net investment income divided by the sum of the (i) average cash and cash equivalents and total invested assets minus (ii) one-half of net investment income.
(4) Excludes provision for income taxes.

As of September 29, 2001, approximately 33.2%, 25.6% and 22.9% of our investment portfolio was comprised of securities issued by the manufacturing, financial and utility industries, respectively, the vast majority of which are rated investment grade. No other industry group comprises more than 10% of our investment portfolio. Our portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As required by law, we have investments on deposit with governmental authorities and banks for the protection of contractholders of $5.5 million as of September 29, 2001.

Under certain securities lending transactions, we require that the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

FIXED MATURITIES

We obtain ratings of our fixed maturity debt instruments from Moody's and Standard & Poor's. The credit quality of our fixed maturity portfolio at September 29, 2001, December 31, 2000 and December 31, 1999 is as follows. The categories are based on the higher of the ratings published by Moody's or Standard & Poor's.

                              September 29, 2001
                              ---------------------
                                Fair
                                Value    Percent
                              ---------- ----------
     Agencies and treasuries  $    187.7      1.9%
     AAA/Aaa                     2,692.7     27.7
     AA/Aa                         757.3      7.8
     A/A                         2,400.9     24.8
     BBB/Baa                     2,263.3     23.3
     BB/Ba                         314.0      3.3
     B/B                            89.8      0.9
     CCC/Ca                         17.1      0.2
     CC/Ca                           4.3      0.0
     C                               0.0      0.0
     D                               0.0      0.0
     Not rated                     978.2     10.1
                              ----------  -------
       Totals                 $  9,705.3    100.0%
                              ==========  =======
    -----------------------------------------------

                               2000             1999
                         ---------------- ----------------
                           Fair             Fair
                          Value   Percent  Value   Percent
                         -------- ------- -------- -------
     Agencies and
      treasuries         $  226.8    2.5% $  284.7    3.5%
     AAA/Aaa              2,406.5   26.0   2,080.7   25.9
     AA/Aa                  645.7    7.0     461.7    5.7
     A/A                  2,161.3   23.3   1,807.5   22.5
     BBB/Baa              2,259.4   24.4   2,078.2   25.9
     BB/Ba                  365.9    4.0     368.2    4.6
     B/B                    168.0    1.8     191.6    2.4
     CCC/Ca                  10.1    0.1       0.7    0.0
     CC/Ca                    2.9    0.0       0.1    0.0
     C                        0.0    0.0       0.0    0.0
     D                        4.4    0.0       0.0    0.0
     Not rated            1,009.5   10.9     760.3    9.5
                         --------  -----  --------  -----
       Totals            $9,260.5  100.0% $8,033.7  100.0%
                         ========  =====  ========  =====
    ------------------------------------------------------


Our bond portfolio has an average Moody's rating of A-2. Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. As of September 29, 2001, 95% of our rated bond and note portfolio is investment grade. Some agency and treasury securities are not rated, but all are considered to be investment grade securities. Some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

The NAIC also rates the credit worthiness of life insurance company bond holdings and issues Standard Valuation Office ("SVO") ratings. Our insurance regulators evaluate our satisfaction of capital and other financial requirements by reference to these SVO ratings. The chart below compares SVO ratings with those of Moody's and Standard & Poor's:

   NAIC SVO Ratings                Moody's                          Standard & Poor's
   -------------------------------------------------------------------------------------
          1                          Aaa                                   AAA
                                 Aa 1, 2, 3                            AA+, AA, AA-
                                  A 1, 2, 3                             A+, A, A-
          2                      Baa 1, 2, 3                         BBB+, BBB, BBB-
          3                      Ba 1, 2, 3                            BB+, BB, BB-
          4                       B 1, 2, 3                             B+, B, B-
          5                     Caa, Ca, C/2/                     CCC+, CCC, CCC-, CC, C
          6                           D                                   CI, D
  ----------------------------------------------------------------------------

As demonstrated in the above chart, bonds classified as SVO 1 are regarded as highest in quality, bonds with SVO ratings 1 and 2 are considered investment grade, and bonds with SVO ratings 3 to 6 have increasing levels of investment risk, with 6 being the least secure. As of September 29, 2001, December 31, 2000 and December 31, 1999 there were less than 1% of our bond portfolio value in ratings 5 and 6 combined.

As of September 29, 2001, December 31, 2000 and 1999, we did not hold any fixed maturity securities that exceeded 10% of shareholders' interest.

At September 29, 2001, December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $11.5 million, $6.4 million and $1.0 million, respectively.

MORTGAGE AND REAL ESTATE PORTFOLIO

Our mortgage and real estate portfolio is distributed by geographic location and type. We have concentration exposures in certain regions and in certain types. As of September 29, 2001, 32.3% of our mortgage loans were in the Pacific region and 26.9% of our mortgage loans and 100% of our real estate investments were in the South Atlantic region. As of December 31, 2000, 26.8% of our mortgage loans were in the Pacific region and 30.5% of our mortgage loans and 100% of our real estate investments were in the South Atlantic region of the United States.

The following tables show a breakdown of our mortgage loan portfolio by property type at September 29, 2001 and December 31, 2000:

                     September 29, 2001
                    --------------------
                    Mortgage Real Estate
   Property Type    -------- -----------
   Office Building    27.8%        0%
   Retail             25.9       100
   Industrial         27.7         0
   Apartments         13.5         0
   Other               5.1         0
                      ----       ---
     Totals            100%      100%
                      ====       ===

                     December 31, 2000
                    --------------------
                    Mortgage Real Estate
   Property Type    -------- -----------
   Office Building    26.6%        0%
   Retail             26.5       100
   Industrial         34.6         0
   Apartments          8.8         0
   Other               3.5         0
                      ----       ---
     Totals            100%      100%
                      ====       ===

The maximum and minimum lending rates for mortgage loans during 2000 were 11.38% and 5.50%, respectively. The maximum and minimum lending rates for mortgage loans during 2001 are 10.38% and 5.20%, respectively. The maximum loan-to-value ratio for new loans, exclusive of insured, guaranteed, or purchase money mortgages, was 75%.

Impaired loans are defined under GAAP as loans for which it is likely that we will be unable to collect all amounts due under the loan agreement. Because this definition excludes leases or large groups of smaller-balance homogenous loans, impaired loans apply principally to our commercial loans. We had two types of impaired loans as of September 29, 2001 and December 31, 2000 and 1999: loans requiring allowances for losses (none as of September 29, 2001 and December 31, 2000 and 1999) and loans expected to be fully recoverable because the carrying amount had been reduced previously through charge-offs or deferral of income recognition. In 2001 we wrote off $92,000 of impaired loans. There were no write-offs of impaired loans in the years ended December 31, 2000 and 1999. Average investment in impaired loans during September 2001 was $7.7 million and interest income earned on these loans while they were considered impaired was $0.7 million for year to date 2001. Average investment in impaired loans for the years ended December 31, 2000, 1999, and 1998 were $11.5 million, $15.0 million, and $20.0 million and interest income recognized on these loans while they were considered impaired was $0.8 million, $2.6 million, and $1.8 million for the years ended 2000, 1999, and 1998, respectively. The average size of loans made during 2001 was $4.2 million. The average mortgage loan in our portfolio is approximately $2.7 million. The largest single loan amount is $44.1 million. The average size of loans originated during 2000 was $5.7 million.

For further information regarding our investments, the maturity of and the concentration of risk among our invested assets, and liquidity, see the notes to our consolidated financial statements.

New Accounting Standards

As more fully discussed in the notes to the interim financial statements, the company adopted SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" as amended on January 1, 2001. Under SFAS No. 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," a replacement of SFAS No. 125. SFAS No. 140 revises the standards of accounting for securitizations and other transfers of financial assets. This statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The impact of adoption did not have a material impact on our financial statements.

SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets," modify the accounting for business combinations. All business combinations initiated after June 30, 2001 must be accounted for by the purchase method. Goodwill in such acquisitions will not be amortized, but will be written down when specified tests indicate that the goodwill is impaired, that is, fair value is lower than carrying value. Certain intangible assets will be required to be recognized separately from goodwill, and will be amortized over their useful lives. As of January 1, 2002, all goodwill must be tested for impairment and a transition adjustment recognized at that time. Goodwill amortization will also cease at that date and, thereafter, all goodwill will be tested at least annually for impairment. If these rules had applied to goodwill for 2001, management believes that full year 2001 net earnings would have increased by approximately $7 million. Management has not yet determined the extent of impaired goodwill, if any, that will be recognized as of January 1, 2002.

Quantitative and Qualitative Disclosures About Market Risk, Interest Rate and Currency Risk Management

In normal operations, we must deal with the effects of changes in interest rates. The following discussion presents an overview of how such changes are managed and a view of their potential effects.

We use various financial instruments, particularly interest rate swaps and option contracts, to manage interest rate risks. We are exclusively an end user of these instruments, which are commonly referred to as derivatives. We do not engage in any derivatives trading, market-making, or other speculative activities in the derivative markets. More detailed information regarding these financial instruments, as well as the strategies and policies for their use, is contained in the notes to our consolidated financial statements.


We manage our exposure to changes in interest rates, in part, by matching the duration of our investment portfolio with our liabilities. Established practices require that derivative financial instruments relate to specific asset or liablity transactions or to currency exposure, if any.

We are exposed to prepayment risk in certain of our business activities, such as in our investment portfolio and annuities activities. In order to hedge those exposures, we use swaps and option-based financial instruments. These instruments generally behave based on limits ("caps," "floors," or "collars") on interest rate movement. These swaps and option-based instruments are governed by the credit risk policies described below and are transacted in either exchange-traded or over-the-counter markets.


As a result of our use of interest rate swaps and option contracts, the principal risk is credit risk -- risk that counterparties will be financially unable to make payments in accordance with the agreements. Associated market risk is meaningful only as it relates to how changes in the market value affect credit exposure to individual counterparties. All swaps and purchased options are carried out within the following credit policy constraints.

Once a counterparty reaches a credit exposure limit (see table below), no additional transactions with that counterparty are permitted until the exposure to that counterparty is reduced to an amount that is within the established limit. Open contracts remain in force.

Counterparty exposure limits are established at the GE Financial Assurance level, not for each subsidiary entity. GE Financial Assurance manages counterparty risk at the consolidated level.

                                      Credit rating
     Counterparty Credit Criteria   Standard & Poor's
     ----------------------------   -----------------
     Term of Transaction
      Between one and five years           AA
      Greater than five years              AAA
     Credit exposure limits
      Up to $50 million                    AA
      Up to $75 million                    AAA
    -------------------------------------------------

All swaps are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or termination of the swap in the event either party is downgraded below A3 or A-.

More credit latitude is permitted for transactions having original maturities shorter than one year because of their lower risk.

The conversion of interest rate risk into credit risk results in a need to monitor counterparty credit risk actively. At both September 29, 2001 and December 31, 2000, there were no notional amounts of long-term derivatives for which the counterparty credit criteria was rated below A3/A-.

Following is an analysis of credit risk exposures:

    Percentage of Notional Derivative Exposure by Counterparty Credit Rating

     Standard   September 29, December 31, December 31,
     & Poor's       2001          2000         1999
     --------   ------------- ------------ ------------
     AAA              70%           5%           3%
     AA               30%          95%          97%

The SEC requires that registrants disclose information about potential effects of changes in interest rates. Although the rules offer alternatives for presenting this information, none of the alternatives is without limitations. The following discussion is based on so-called "shock-tests," which model effects of interest rate shifts on the reporting company. Shock tests, while probably the most meaningful analysis permitted, are constrained by several factors, including the necessity to conduct the analysis based on a single point in time and by their inability to include the extraordinarily complex market reactions that normally would arise from the market shifts modeled. While the following results of shock tests for interest rates may have some limited use as benchmarks, they should not be viewed as forecasts.

One means of assessing exposure to interest rate changes is a duration-based analysis that measures the potential loss in net earnings resulting from a hypothetical increase in interest rates of 100 basis points across all maturities

(sometimes referred to as a "parallel shift in the yield curve"). Under this model, it is estimated that, all else constant, such an increase, including repricing effects in the securities portfolio, would not significantly impact 2001 earnings based on our current derivative positions.

SIGNIFICANT ACQUISITIONS

Other than the merger of Harvest into the Company, as discussed above, we have not engaged in any significant acquisitions in the past five years.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

Set forth below are the names and addresses of the persons who beneficially own more than 5% of the Company's common or preferred stock.

                       Name and Address of              Amount and Nature of          Percent
  Title of Class        Beneficial Owner                Beneficial Ownership          of Class
  --------------   --------------------------- -------------------------------------- --------
 Common Stock,     General Electric Company/1/ 24,851 shares/2/                        96.9%
  par value $1,000                             owned beneficially through two
  per share                                    wholly-owned subsidiaries
----------------------------------------------------------------------------------------------
 Series A          General Electric Company/1/ 120,000 shares/3                        100%
  Preferred Stock,                             / owned beneficially through a wholly-
  par value $1,000                             owned subsidiary
  per share
----------------------------------------------------------------------------------------------

 /1/The address of GE is 3135 Easton Turnpike, Fairfield, CT 06431.

 /2/The shares of the Company's common stock listed above are owned directly by two indirect wholly-owned subsidiaries of GE, GE Capital Assurance and Federal. GE Capital Assurance owns approximately 85.2% of the outstanding shares of the Company and Federal owns approximately 11.7% of the outstanding shares of the Company. Together, GE Capital Assurance and Federal have complete voting and investment power with respect to the shares listed above.

 /3/All of the issued and outstanding shares of preferred stock are owned directly by an indirect wholly-owned subsidiary of GE, GE Financial Assurance Holdings, Inc., which has sole investment control over the shares listed above. Shares of the Company's preferred stock have no voting rights.

Related Party Transactions

We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items totaled $11.1 million, $14.8 million, and $11.5 million for the years ended December 31, 2000, 1999, and 1998, respectively. For the nine month periods ended September 29, 2001 and September 30, 2000 we paid $12.9 million and $8.2 million, respectively, in investment advisory fees. We also charge affiliates for certain services and for the use of facilities and equipment; such charges totaled $55.2 million, $45.1 million, and $19.1 million for the years ended December 31, 2000, 1999, and 1998, respectively. For the nine month periods ended September 29, 2001 and September 30, 2000 we charged affiliates $49.4 million and $44.9 million, respectively, for certain services and for the use of facilities and equipment. The insurance law of our domiciliary state requires that transactions involving the Company and its affiliates, including service arrangements, be on fair and reasonable terms. In addition, our executive officers also serve as executive officers and/or directors of one or more of our affiliates. Compensation allocations are made based upon the percentage of time devoted by the executive to the relevant affiliate.

As of December 31, 2000, we had an outstanding loan of $85.7 million under our credit line with GNA Corporation, our indirect parent. The principal is payable upon written demand of GNA Corporation or at our discretion. We pay interest on this amount, and our interest expense under this agreement was $1.1 million for the year ended December 31, 2000. We pay interest at the cost of funds of GNA Corporation, which was 3.95% as of September 29, 2001. Subject to GNA Corporation's sole discretion, we may borrow up to $500 million in the aggregate under the line of credit without obtaining prior approval from our domiciliary state insurance regulator.

During 1999 and 2000, we paid dividends in an amount of $9.6 million each year to GE Financial Assurance, our sole preferred shareholder.

As of September 29, 2001, we have paid subsidiaries of SunGard Data Systems Inc. ("SunGard") approximately $640,684 for services rendered. James L. Mann, father of the Company's Controller, Susan M. Mann, is the Chairman and Chief Executive Officer of SunGard. The contract with SunGard preceded Ms. Mann's employment with the Company.

Employees
At December 31, 2000 we had approximately 973 employees. Most employees are covered by contributory medical and long-term disability insurance plans. Company paid dental and group life are also available. In addition, substantially all of the employees are covered by a pension plan, as discussed below, and a 401(k) Plan. We also match a portion of contributions to our 401(k) Plan.

EXECUTIVE OFFICERS AND DIRECTORS

We are managed by a board of directors. The following table sets forth the name, age (as of December 1, 2001), and principal occupations during the past five years of each of our executive officers and directors.

 Pamela S. Schutz         47 Director and President, GE Life and Annuity Life
                             Assurance Company since May 1998; Chief Executive
                             Officer, GE Life and Annuity Assurance Company
                             since June 2000; President, The Harvest Life
                             Insurance Company May 1997-November 1998;
                             President, GE Capital Commercial Real Estate (an
                             affiliate) May 1994-November 1998.

 Selwyn L. Flournoy, Jr.  60 Director, GE Life and Annuity Assurance Company
                             since May 1989; Senior Vice President, GE Life and
                             Annuity Assurance Company since 1980 and Chief
                             Financial Officer 1980-1997.

 Thomas M. Stinson(1)     38 Director and Senior Vice President, GE Life and
                             Annuity Assurance Company since April 2000;
                             President, Personal Financial Services of GE Life
                             and Annuity Assurance Company since 1998; General
                             Manager of Home Depot Credit Services Account, GE
                             Card Services (an affiliate) 1993-1998.

 Elliot A. Rosenthal      50 Director, GE Life and Annuity Assurance Company
                             since June 2000; Senior Vice President of GE Life
                             and Annuity Assurance Company since 1996.

 Leon E. Roday(2)         47 Director, GE Life and Annuity Assurance Company
                             since June 1999; Senior Vice President, GE Life
                             and Annuity Assurance Company since May 1998;
                             Director, Senior Vice President, General Counsel
                             and Secretary, GE Financial Assurance Holdings,
                             Inc. (an affiliate) since 1996.

 Geoffrey S. Stiff        49 Director, GE Life and Annuity Assurance Company
                             since May 1996; Senior Vice President, GE Life and
                             Annuity Assurance Company since March 1999; Vice
                             President, GE Life and Annuity Assurance Company
                             May 1996-March 1999; Director and Chief Executive
                             Officer of General Electric Capital Assurance
                             Company (an affiliate) since 1996.

 Timothy C. Stonesifer    34 Senior Vice President and Chief Financial Officer
                             of GE Life and Annuity Assurance Company since
                             July 2000; Chief Financial Officer of Union
                             Fidelity Life Insurance Company, February 1998 to
                             July 2000; Auditor and Financial Analyst, General
                             Electric Company, (an affiliate) July 1989-
                             February 1998.

 Donita M. King           47 Senior Vice President, General Counsel and
                             Secretary, GE Life and Annuity Assurance Company
                             since March 1999; Associate General Counsel,
                             Prudential Insurance Company of America, March
                             1989-March 1999.

 Susan M. Mann            45 Vice President and Controller, GE Life and Annuity
                             Assurance Company since April 2001; Vice President
                             and Controller, AMF Bowling, Inc. July 1998-
                             December 2000; Chief Financial Officer, World
                             Access, Inc. (provider of travel insurance,
                             assistance and financial market enhancement
                             related products and services) April 1991-July
                             1998.

 Bethann Roberts     42 Senior Vice President, Retirement Income Services, GE
                        Life and Annuity Assurance Company since June 2000;
                        Senior Vice President, Securities Brokerage Services,
                        GE Life and Annuity Assurance Company from January
                        1999-June 2000; Senior Vice President, GE Capital
                        Commercial Real Estate from January 1997-July 1998;
                        Chief Executive Officer, GE Capital Mortgage Services
                        (an affiliate) from March 1996-October 1997.

 Gary T. Prizzia(3)  39 Treasurer, GE Life and Annuity Assurance Company since
                        January 2000; Assistant Treasurer GE Financial
                        Assurance Holdings, Inc. (an affiliate) since January
                        2000; Treasurer/Risk Manager, Budapest Bank, October
                        1996-January 2000.

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

(1) The principal business address for Mr. Stinson is GE Financial Assurance, 1650 Los Gamos Drive, San Rafael, CA 94903.

(2) The principal business address for Mr. Roday is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address for Mr. Prizzia is GE Financial Assurance Holdings, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.

MANAGEMENT OWNERSHIP OF GENERAL ELECTRIC COMPANY STOCK

None of our directors or Named Executives (as defined under "Executive Compensation," below) owns any shares of common stock, preferred stock or other equity securities issued by us or by any of our affiliates, other than GE. Set forth below are the shares of GE common stock and restricted stock (including stock, restricted stock and deferred stock "units") beneficially owned by the directors and Named Executives of the Company, as defined below, and by all directors and executive officers as a group, in each case as of November 1, 2001, along with a description of the nature of such beneficial ownership:

             Security Ownership of Directors and Executive Officers

                                  Amount of
                             GE Common Stock and
                             Nature of Beneficial Percentage of Outstanding
Name                             Ownership/1/            GE Stock/5/
---------------------------------------------------------------------------
Selwyn L. Flournoy, Jr.              3,600                   --
Donita M. King                       1,374                   --
Bethann C. Roberts                  12,489                   --
Leon E. Roday                       24,420/2/                --
Elliot A. Rosenthal                  3,272                   --
Pamela S. Schutz                   143,777/3/                --
Geoffrey S. Stiff                  227,800/4/                --
Thomas M. Stinson                   24,750                   --
All Directors and Executive
 Officers as a Group -- 11
 total                             466,070                   --
---------------------------------------------------------------------------

 /1/As to shares beneficially owned, each person has sole voting and investment power except that Mr. Flournoy shares voting and investment power with another person with respect to the number of shares shown above. This table includes the following shares which are subject to acquisition within 60 days of November 1, 2001 by the exercise of outstanding stock options: Mr. Flournoy, 1,500 shares; Ms. King, 600 shares; Ms. Roberts, 8,250 shares; Mr. Roday, 6000 shares; Mr. Rosenthal, 1,875 shares; Ms. Schutz, 66,750 shares; Mr. Stiff, 211,500 shares and Mr. Stinson, 24,750 shares.

    Where applicable, "share" amounts include deferred stock units, stock units, and restricted stock units (i.e., still subject to certain lapse-of-time and continued service restrictions). Stock units, restricted stock units and deferred stock units are non-transferable accounting-entry "units," the value of which is the same as the value of the corresponding number of shares of GE common stock.

 /2/Of the amounts shown for Mr. Roday, 15,000 are restricted stock. Mr. Roday has no voting or investment power as to the restricted stock units listed above.

 /3/Of the amounts shown for Ms. Schutz, 3,258 shares are deferred stock units, 6,000 are stock units, and 30,000 are restricted stock. Ms. Schutz has no voting or investment power as to the stock units, restricted stock units and deferred stock units listed above.

 /4/Of the amounts shown for Mr. Stiff, 5,647 shares are deferred stock units.
    Mr. Stiff has no voting or investment power as to the deferred stock units listed above.

 /5/Each of these amounts represents less than 1% of the outstanding shares of common stock of GE as of November 1, 2001.

Executive Compensation
Our executive officers also serve as executive officers and/or directors of one or more affiliate companies of GE Financial Assurance. Compensation allocations are made as to each individual's time devoted to duties as an executive officer of our affiliates and us. All of our directors are also employees of one or more affiliates of GE Financial Assurance and receive no compensation in addition to their compensation as employees. We participate in GE's deferred compensation plan whereby our directors and Named Executives, among others may voluntarily elect to defer to a specified date receipt of a portion of their earned income.

The following table sets forth certain information regarding the portion of compensation paid to the Chief Executive Officer and our four most highly compensated executive officers (collectively, the "Named Executives") for services provided to the Company during or with respect to fiscal year 2000.

SUMMARY COMPENSATION TABLE/1/


                                                             Long-Term Compensation
                                                         -------------------------------
                                  Annual Compensation           Awards          Payout
                               ------------------------- --------------------- ---------
                                                  Other             Securities             All
                                                 Annual  Restricted Underlying            Other
                                                 Compen-   Stock     Options/    LTIP    Compen-
        Name and                Salary   Bonus   sation    Awards      SARs    Payout(s) sation
   Principal Position     Year  ($)/2/   ($)/3/  ($)/4/    ($)/5/       (#)/6/    ($)    ($)/7/
------------------------------------------------------------------------------------------------
Pamela S. Schutz
 Chairman, President and
 Chief Executive Officer  2000 $195,160 $275,400     0    $534,208    14,280        0    $8,700
Selwyn L. Flournoy, Jr.
 Senior Vice President    2000 $103,991 $ 58,800     0           0         0        0    $7,414
Geoffrey S. Stiff
 Senior Vice President    2000 $ 97,993 $ 83,250     0           0         0        0    $8,039
Bethann C. Roberts
 Senior Vice President    2000 $ 82,361 $ 59,983     0           0     1,710        0    $2,749
Donita M. King
 Senior Vice President,
 General Counsel and
 Secretary                2000 $ 91,718 $ 37,632     0           0       840        0    $3,923
------------------------------------------------------------------------------------------------

 /1/All amounts shown on this table have been prorated to account for the amount of the relevant Named Executive's time that is allocable to performing services for the Company.

 /2/Includes amounts deferred at the election of the relevant Named Executive as follows: Ms. Schutz, $45,900; Mr. Flournoy, $26,250; and Mr. Stiff, $48,368.

 /3/Includes $68,850 and $41,250 deferred at the election of Ms. Schutz and Mr.
    Stiff, respectively.

 /4/The perquisites or other benefits received by each of the Named Executives did not exceed the lesser of $50,000 or 10% of his or her base salary and annual bonus during the period reported and, therefore, are not required to be reported in the table.

 /5/This column shows the market value of restricted stock unit (RSU) awards on the date of grant. The Compensation Committee of GE periodically grants restricted stock or RSUs to executives of the Company. The restrictions on the RSUs awarded to Ms. Schutz lapse as follows: restrictions on 25% of the RSUs awarded lapse after 3 years from the date of the award; restrictions on an additional 25% of the RSUs awarded lapse after 7 years from the date of the award; and the restrictions on the remaining 50% of the RSUs awarded lapse upon retirement. Regular quarterly dividends or dividend equivalents are paid on restricted stock and RSUs during the period of restriction. As of December 31, 2000, Ms. Schutz owned 36,000 RSUs with a value of $1,725,750 and Mr. Roday owned 15,000 RSUs with a value of $719,063. Other than Ms. Schutz and Mr. Roday, none of the Named Executives or other employees of the Company owned restricted stock or RSUs.

 /6/Options allow the holder to purchase shares of GE common stock at an exercise price equal to the fair market value of GE common stock on the date of grant. Options typically have a ten-year term and vest according to the following schedule: 50% of the options vest after three years from the date of grant; the remaining 50% of the options vest after five years from the date of grant.

 /7/Includes amounts contributed to employee benefit plans by the registrant on behalf of the Named Executive as follows: Ms. Schutz, $4,046; Mr. Flournoy, $2,720; Mr. Stiff, $2,678; Ms. Roberts, $2,261; and Ms. King, $3,332. Also
    includes above-market interest calculated with respect to compensation deferred at the election of the Named Executives as follows: Ms. Schutz, $2,627; Mr. Flournoy, $1,170; and Mr. Stiff, $4,531. The remaining amounts represent premiums paid by us under insurance policies covering the relevant Named Executive.

OPTIONS/SAR GRANTS IN LAST FISCAL YEAR

The following table sets forth information regarding the stock options granted to Named Executives during 2000. We do not grant any stock appreciation rights.

                                                                              Potential
                                                                         Realizable Value at
                                                                           Assumed Annual
                                                                           Rates of Stock
                                                                         Price Appreciation
                                                                                 for
                           Individual Grants                                 Option Term
------------------------------------------------------------------------ -------------------
                          Number of    % of Total
                          Securities  Options/SARs
                          Underlying   Granted to   Exercise
                         Options/SARs Employees in  or Base
                          Granted/1/     Fiscal      Price    Expiration
Name                          (#)       Year/2/    ($/Shares)  Date/3/    5%($)     10%($)
--------------------------------------------------------------------------------------------
Pamela S. Schutz            14,280       0.0311%    $57.3125   9/22/10   $514,679 $1,304,298
Selwyn L. Flournoy, Jr.          0          --           --        --         --         --
Geoffrey S. Stiff                0          --           --        --         --         --
Bethann C. Roberts           1,710       0.0037%    $42.3333   3/14/10   $ 45,526 $  115,371
Donita M. King                 840          --      $42.3333   3/14/10   $ 22,361 $   56,673
--------------------------------------------------------------------------------------------

 /1/The options listed above represent the right to acquire common stock of GE.
    The options listed above for Ms. Schutz were awarded on September 22, 2000. The options listed above for Ms. Roberts and Ms. King were awarded on March 14, 2000. In each case, the number of options shown has been pro-rated according to the amount of the Named Executive's time allocable to performing services for the Company.

 /2/GE granted options and SARs representing 45,876,175 shares to employees in fiscal year 2000.

 /3/Options typically have a ten-year term and vest according to the following schedule: 50% of the options vest after three years from the date of grant; the remaining 50% of the options vest after five years from the date of grant.

AGGREGATED OPTION/SAR EXERCISES IN 2000 AND YEAR-END OPTION/SAR VALUES

As noted above, none of the Named Executives own any stock appreciation rights. In addition, during 2000, none of the Named Executives exercised stock options. The following table sets forth the value of the stock options held by the Named Executives based upon the value of GE's common stock as of December 31, 2000.

                                                     Number of
                                                    Unexercised    Value of Unexercised
                                                  Options Held at  In-the-Money Options
                                                    December 31,          Held at
                                                        2000       December 31, 2000/1/
                                                  ---------------- ---------------------
                           Shares
                          Acquired      Value     Exercis- Unexer-  Exercis-   Unexer-
Name                     on Exercise Realized ($)   able   cisable    able     cisable
----------------------------------------------------------------------------------------
Pamela S. Schutz              --          --       60,000  58,500  $2,295,502 $  534,471
Selwyn L. Flournoy, Jr.       --          --        1,500       0  $   51,688 $        0
Geoffrey S. Stiff             --          --      190,500  46,500  $7,341,479 $1,048,784
Bethann C. Roberts            --          --        2,250  18,000  $   61,625 $  291,126
Donita M. King                --          --          300   1,200  $    1,681 $    6,725
----------------------------------------------------------------------------------------

 /1/Based on the closing price on the New York Stock Exchange Composite
    Transactions ("NYSE") of GE's Common Stock on December 31, 2000 ($47.9375). The options and potential realizable value of those options have not been adjusted to account for the percentage of the relevant Named Executive's time allocable to performing services for the Company.

LONG-TERM INCENTIVE PLAN--AWARDS IN LAST FISCAL YEAR

None of the Named Executives received any payment during 2000 under any long-term incentive plan maintained by us or our affiliates with respect to a performance period longer than one year.


OTHER PLANS AND ARRANGEMENTS

Retirement Benefits. The table below illustrates the annual pension benefits payable to executive officers under the GE Pension Plan. The table also reflects the Excess Benefit Plan that we have established to provide retirement benefits over the Code limitations and the GE Supplementary Pension Plan that provides supplementary benefits to longer-service, higher level employees. Benefits in the table are not reduced by social security or other offset amounts. Since the benefits shown in the table reflect a straight life form of annuity benefit, if the payment is made in the form of a joint and survivor annuity, the annual amounts of benefit could be substantially below those illustrated.

Employees are generally eligible to retire with unreduced benefits under Company retirement plans at age 60 or later, and with social security benefits at age 62 or later. The approximate annual retirement benefits provided under Company retirement plans for GE employees retiring directly from the Company at age 60 or later are shown in the table below.


PENSION PLAN TABLE

                          Estimated Annual Retirement Benefit for Credited
                                        Years of Service/1/
                        ------------------------------------------------------------
Final Average Salary    20 Years     25 Years     30 Years     35 Years     40 Years
------------------------------------------------------------------------------------
     $ 100,000           30,000       38,750       47,500       56,250       65,000
     $ 200,000           65,000       82,500      100,000      117,500      135,000
     $ 300,000          100,000      126,250      152,500      178,750      205,000
     $ 400,000          135,000      170,000      205,000      240,000      275,000
     $ 500,000          170,000      213,750      257,500      301,250      345,000
     $ 600,000          205,000      257,500      310,000      362,500      415,000
     $ 700,000          240,000      301,250      362,500      423,750      485,000
     $ 800,000          275,000      345,000      415,000      485,000      555,000
     $ 900,000          310,000      388,750      467,500      546,250      625,000
     $1,000,000         345,000      432,500      520,000      607,500      695,000
------------------------------------------------------------------------------------

 /1/Retirement benefits under the GE Pension Plan are determined based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. GE Supplementary Pension Plan benefits are calculated as the excess of the amount determined under a formula recognizing length of service and final average earnings over the GE Pension Plan benefit.

Compensation covered by the GE Pension Plan (for purposes of pension benefits) excludes commissions and performance share awards and generally corresponds to that shown in the "Salary" and Bonus" columns in the Summary Compensation Table. Compensation is calculated based on the average of the highest level of compensation paid during a period of 36 consecutive whole months. Only three Annual Incentive Plan bonuses (whether paid or deferred) may be included in obtaining the average compensation.

The Named Executives and their credited years of service as of November 1, 2001 are provided in the following table.


     Named Executive          Years of Credited Service
    ---------------------------------------------------
     Pamela S. Schutz                 23 years
     Selwyn L. Flournoy, Jr.          33 years
     Geoffrey S. Stiff                21 years
     Bethann C. Roberts                8 years
     Donita M. King                    2 years
    ---------------------------------------------------

Legal Matters

We, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although we cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                  For the Nine Months Ended September 29, 2001

                                  (UNAUDITED)

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                               Table of Contents

                               September 29, 2001

                                                                            Page
                                                                            ----
Financial Statements:
  Consolidated Balance Sheets.............................................. I-1
  Consolidated Statements of Income........................................ I-2
  Consolidated Statements of Shareholders' Interest........................ I-3
  Consolidated Statements of Cash Flows.................................... I-4
  Notes to Consolidated Financial Statements (Unaudited)................... I-5

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
                          (Dollar amounts in millions)
                                  (Unaudited)

                                                     September 29, December 31,
                                                         2001          2000
                                                     ------------- ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair
   value............................................   $ 9,705.3    $ 9,260.5
  Equity securities available-for-sale, at fair
   value:
   Common stocks....................................        22.7         15.3
   Preferred stocks, non-redeemable.................        23.5         20.8
  Investment in affiliate...........................         2.6          2.6
  Mortgage loans, net of valuation allowance of
   $17.6 and $14.3 at September 29, 2001 and
   December 31, 2000, respectively..................       941.0      1,130.0
  Policy loans......................................       103.3         89.0
  Real estate owned.................................         3.5          2.5
  Other invested assets.............................       115.7        134.7
                                                       ---------    ---------
    Total investments...............................    10,917.6     10,655.4
                                                       ---------    ---------
Cash & cash equivalents.............................       191.1         71.4
Accrued investment income...........................       211.5        215.9
Deferred acquisition costs..........................       803.7        715.7
Intangible assets...................................       348.7        400.4
Reinsurance recoverable.............................       146.9         90.6
Other assets........................................       200.3         69.9
Separate account assets.............................     8,169.1     10,393.2
                                                       ---------    ---------
    Total assets....................................   $20,988.9    $22,612.5
                                                       =========    =========
LIABILITIES AND SHAREHOLDERS' INTEREST
Liabilities:
  Future annuity and contract benefits..............   $10,180.8    $ 9,934.3
  Liability for policy and contract claims..........       188.0        140.4
  Other policyholder liabilities....................       194.0        164.0
  Accounts payable and accrued expenses.............       569.5        473.9
  Deferred income tax liability.....................        85.2         32.0
  Separate account liabilities......................     8,169.1     10,393.2
                                                       ---------    ---------
    Total liabilities...............................    19,386.6     21,137.8
                                                       ---------    ---------
Shareholders' interest:
  Net unrealized investment gains/(losses)..........        33.7        (18.7)
  Derivatives qualifying as hedges..................        (7.6)         --
                                                       ---------    ---------
  Accumulated non-owner changes in equity...........        26.1        (18.7)
  Preferred stock, Series A ($1,000 par value,
   $1,000 redemption and liquidation value, 200,000
   shares authorized, 120,000 shares issued and
   outstanding).....................................       120.0        120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding)............        25.6         25.6
  Additional paid-in capital........................     1,050.7      1,050.7
  Retained earnings.................................       379.9        297.1
                                                       ---------    ---------
    Total shareholders' interest....................     1,602.3      1,474.7
                                                       ---------    ---------
    Total liabilities and shareholders' interest....   $20,988.9    $22,612.5
                                                       =========    =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                          (Dollar amounts in millions)
                                  (Unaudited)

                                                         Nine Months Ended
                                                    ---------------------------
                                                    September 29, September 30,
                                                        2001          2000
                                                    ------------- -------------
Revenues:
  Net investment income............................    $531.5        $ 513.4
  Net realized investment gains....................      14.1            6.5
  Premiums.........................................      81.5           88.9
  Cost of insurance................................      97.6           94.7
  Variable product fees............................     100.3          109.8
  Other income.....................................      31.5           42.4
                                                       ------        -------
    Total revenues.................................     856.5          855.7
                                                       ------        -------
Benefits and expenses:
  Interest credited................................     408.9          387.4
  Benefits and other changes in policy reserves....     140.5          171.5
  Commissions......................................     126.9          182.7
  General expenses.................................      95.9           89.5
  Amortization of intangibles, net.................      36.2           35.9
  Change in deferred acquisition costs, net........     (99.1)        (188.4)
  Interest expense.................................       2.2            0.6
                                                       ------        -------
    Total benefits and expenses....................     711.5          679.2
                                                       ------        -------
    Income before income taxes and cumulative
     effect of change in accounting principle......     145.0          176.5
Provision for income taxes.........................      51.7           61.8
                                                       ------        -------
    Income before cumulative effect of change in
     accounting principle..........................      93.3          114.7
                                                       ------        -------
Cumulative effect of change in accounting
 principle, net of tax.............................      (5.7)           --
                                                       ------        -------
    Net income.....................................    $ 87.6        $ 114.7
                                                       ======        =======

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest
                          (Dollar amount in millions)
                                  (Unaudited)

                            Preferred                             Accumulated
                              Stock      Common Stock  Additional  Non-owner               Total
                          -------------- -------------  Paid In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount  Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ ---------- ----------- -------- -------------
Balances at December 31,
 1999...................  120,000 $120.0 25,651 $25.6   $1,050.7    $(134.2)   $143.6    $1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --         --         --     $163.1       163.1
 Net unrealized
  gains/(losses) on
  investment securities
  (a)...................      --     --     --    --         --     $ 115.5       --        115.5
                                                                                         --------
 Total changes other
  than transactions with
  shareholders..........                                                                    278.6
                                                                               ------
Cash dividend declared
 and paid...............      --     --     --    --         --         --     $ (9.6)       (9.6)
                          ------- ------ ------ -----   --------    -------    ------    --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6   $1,050.7    $ (18.7)   $297.1    $1,474.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --         --         --     $ 87.6        87.6
 Derivatives qualifying
  as hedges.............      --     --     --    --         --     $  (7.6)      --         (7.6)
 Net unrealized gains
  (losses) on investment
  securities (a)........      --     --     --    --         --     $  52.4       --         52.4
                                                                                         --------
 Total changes other
  than transactions with
  shareholders..........                                                                    132.4
Cash dividend declared
 and paid...............      --     --     --    --         --         --     $ (4.8)       (4.8)
                          ------- ------ ------ -----   --------    -------    ------    --------
Balances at September
 29, 2001...............  120,000 $120.0 25,651 $25.6   $1,050.7    $  26.1    $379.9    $1,602.3
                          ======= ====== ====== =====   ========    =======    ======    ========

-------
(a) Presented net of deferred taxes of $(16.5) at September 29, 2001 and $(61.8) at December 31, 2000.

          See accompanying notes to consolidated financial statements.

              GE Life and Annuity Assurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
                          (Dollar amounts in millions)
                                  (Unaudited)

                                                         Nine Months Ended
                                                    ---------------------------
                                                    September 29, September 30,
                                                        2001          2000
                                                    ------------- -------------
Cash flows from operating activities:
 Net income........................................   $    87.6     $   114.7
 Adjustments to reconcile net income to net cash
  provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax...........................         5.7
  Cost of insurance and surrender fees.............      (125.3)       (125.7)
  Decrease in future policy benefits...............       444.3         511.9
  Net realized investment gains....................       (14.1)         (6.5)
  Amortization of investment premiums and
   discounts.......................................         5.4           2.1
  Amortization of intangibles......................        36.2          35.9
  Deferred income tax expense......................        33.6          69.4
  Changes in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income......................         4.4           --
    Deferred acquisition costs.....................       (99.1)       (188.4)
    Other assets, net..............................      (129.1)        127.9
   Increase (decrease) in:
    Policy and contract claims.....................        41.1           1.7
    Other policyholder liabilities.................        31.1          13.0
    Accounts payable and accrued expenses..........        85.2          60.2
                                                      ---------     ---------
      Total adjustments............................       319.4         501.5
                                                      ---------     ---------
      Net cash provided by operating activities....       407.0         616.2
                                                      ---------     ---------
Cash flows from investing activities:
  Short-term investment activity, net..............        10.1           --
  Proceeds from sales and maturities of investment
   securities and other invested assets............     2,512.8       1,169.1
  Principal collected on mortgage and policy
   loans...........................................       304.2          85.3
  Purchases of investment securities and other
   invested assets.................................    (2,850.4)     (1,375.4)
  Mortgage loan originations and increase policy
   loans...........................................      (134.6)       (407.4)
                                                      ---------     ---------
      Net cash used in investing activities........      (157.9)       (528.4)
                                                      ---------     ---------
Cash flows from financing activities:
  Proceeds from issuance of investment contracts...     2,618.8       4,025.8
  Redemption and benefit payments on investment
   contracts.......................................    (2,743.4)     (3,943.3)
  Cash dividends to shareholders...................        (4.8)         (4.8)
                                                      ---------     ---------
      Net cash (used in) provided by financing
       activities..................................      (129.4)         77.7
                                                      ---------     ---------
      Net increase (decrease) in cash and cash
       equivalents.................................       119.7         165.5
  Cash and cash equivalents at beginning of
   period..........................................        71.4          70.0
                                                      ---------     ---------
  Cash and cash equivalents at end of period.......   $   191.1     $   235.5
                                                      =========     =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                         (Dollar amounts in millions)
                                  (Unaudited)

   1. The accompanying consolidated September 29, 2001 financial statements represent GE Life and Annuity Assurance Company and its consolidated subsidiary, Assigned Settlements Inc. (collectively "the Company"). All significant intercompany transactions have been eliminated.

   2. These financial statements have been prepared on the basis of accounting principals generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated year-to-date financial statements are unaudited. These statements include all adjustments (consisting of normal recurring accruals) considered necessary by management to present a fair statement of income and cash flows. The results reported in these consolidated financial statements should not be regarded as balance sheet necessarily indicative of results that may be expected for the entire year.

   3. Certificates, money market funds and other time deposits with original maturities of less than 90 days if any, are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

   4. The Financial Accounting Standards Board ("FASB") issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which became effective for the Company on January 1, 2001. Under SFAS No. 133, as amended, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates and equity prices. As discussed more fully in Notes 1 and 10 of the 2000 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001 accounting change described above affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001 the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
Adjustment to fair value of derivatives (a)..............  $(8.7)     $(12.2)
Income tax effects.......................................    3.0         4.4
                                                           -----      ------
Total....................................................  $(5.7)     $ (7.8)
                                                           =====      ======

-------
(a) For earnings effect, amount shown is net of adjustment to hedged items.

   A reconciliation of current period changes for the first nine months of 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

     Transition adjustment as of January 1, 2001........................ $(7.8)
     Current period increases in fair value -- net......................   0.2
                                                                         -----
     Balance at September 29, 2001...................................... $(7.6)
                                                                         =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                         (Dollar amounts in millions)
                                   Unaudited


   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate borrowings. Increases in the fair value of these instruments are attributable to decreases in short-term interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

Hedges of Future Cash Flows

   There was no ineffectiveness reported in the nine months ended September 29, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the nine months ended September 29, 2001 related to the hedge of future cash flows.

   Of the $(7.8) million transition adjustment recorded in shareholders' interest at January 1, 2001, less than $(0.1) million, net of income taxes, was reclassified to income during the nine month period ended September 29, 2001. The $(7.6) million, net of taxes, recorded in shareholders' interest at September 29, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $(0.1) million, net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended September 30, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the first nine months ended September 29, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At September 29, 2001, there were no derivative instruments hedging forecasted transactions, except those related to payment of variable interest on existing financial instruments.

Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the nine month period ended September 29, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

Derivatives Not Designated as Hedges

   At September 29, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS No. 133, as amended.

   5. Included in our investment portfolio are certain debt securities issued by Enron Corporation ("Enron") with a book value of approximately $20 million. On December 2, 2001, Enron filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code. During the fourth quarter of 2001, management believed it was no longer probable that the Company would receive all contractual payments when due on these securities. Accordingly, the debt securities were written down by $15 million subsequent to September 29, 2001.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                          Year ended December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Consolidated Balance Sheets................................................ F-2

Consolidated Statements of Income.......................................... F-3

Consolidated Statements of Shareholders' Interest.......................... F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
Richmond, Virginia
January 22, 2001

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2000       1999
                                                          ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value...... $ 9,260.5  $ 8,033.7
 Equity securities available-for-sale, at fair value:
  Common stocks..........................................      15.3        9.2
  Preferred stocks, non-redeemable.......................      20.8       23.9
 Investment in affiliate.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $14.3 and
  $23.3 at December 31, 2000 and 1999, respectively......   1,130.0      810.5
 Policy loans............................................      89.0       58.5
 Real estate owned.......................................       2.5        2.5
 Other invested assets...................................     135.8      141.5
                                                          ---------  ---------
  Total investments......................................  10,656.5    9,082.4
                                                          ---------  ---------
Cash.....................................................      70.3       21.2
Accrued investment income................................     215.9      190.2
Deferred acquisition costs...............................     715.7      482.5
Intangible assets........................................     400.4      472.8
Reinsurance recoverable..................................      90.6       72.4
Deferred income tax asset................................       --       120.3
Other assets.............................................      69.9      269.7
Separate account assets..................................  10,393.2    9,245.8
                                                          ---------  ---------
  Total assets........................................... $22,612.5  $19,957.3
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits.................... $ 9,934.3  $ 9,063.0
 Liability for policy and contract claims................     140.4      110.7
 Other policyholder liabilities..........................     164.0      138.8
 Accounts payable and accrued expenses...................     473.9      193.3
 Deferred income tax liability...........................      32.0        --
 Separate account liabilities............................  10,393.2    9,245.8
                                                          ---------  ---------
  Total liabilities......................................  21,137.8   18,751.6
                                                          ---------  ---------
Shareholders' interest:
 Net unrealized investment gains.........................     (18.7)    (134.2)
                                                          ---------  ---------
 Accumulated non-owner changes in equity.................     (18.7)    (134.2)
 Preferred stock, Series A ($1,000 par value, $1,000
  redemption and liquidation value, 200,000 shares
  authorized, 120,000 shares issued and outstanding).....     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized,
  25,651 shares issued and outstanding)..................      25.6       25.6
 Additional paid-in capital..............................   1,050.7    1,050.7
 Retained earnings.......................................     297.1      143.6
                                                          ---------  ---------
  Total shareholders' interest...........................   1,474.7    1,205.7
                                                          ---------  ---------
  Total liabilities and shareholders' interest........... $22,612.5  $19,957.3
                                                          =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    --------------------------
                                                      2000      1999     1998
                                                    --------  --------  ------
Revenues:
 Net investment income............................. $  708.9  $  638.2  $574.7
 Net realized investment gains.....................      4.3      12.0    29.6
 Premiums..........................................    116.3     123.9   123.1
 Cost of insurance.................................    126.0     129.0   128.5
 Variable product fees.............................    148.7      90.2    60.8
 Other income......................................     49.2      24.6    22.3
                                                    --------  --------  ------
  Total revenues...................................  1,153.4   1,017.9   939.0
                                                    --------  --------  ------
Benefits and expenses:
 Interest credited.................................    532.6     440.8   378.4
 Benefits and other changes in policy reserves.....    223.6     214.7   178.4
 Commissions.......................................    229.3     192.1   112.8
 General expenses..................................    124.8     124.7   111.0
 Amortization of intangibles, net..................     43.7      58.3    64.8
 Change in deferred acquisition costs, net.........   (237.7)   (179.1)  (74.7)
 Interest expense..................................      1.1       1.9     2.2
                                                    --------  --------  ------
  Total benefits and expenses......................    917.4     853.4   772.9
                                                    --------  --------  ------
  Income before income taxes and cumulative effect
   of accounting change............................    236.0     164.5   166.1
Provision for income taxes.........................     72.9      56.6    60.3
                                                    --------  --------  ------
  Income before cumulative effect of accounting
   change..........................................    163.1     107.9   105.8
                                                    --------  --------  ------
Cumulative effect of accounting change, net of
 tax...............................................      --        5.0     --
                                                    --------  --------  ------
  Net income....................................... $  163.1  $  112.9  $105.8
                                                    ========  ========  ======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner                Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained  Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings    Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- --------  -------------
Balances at December 31,
 1997...................      --  $  --   7,010 $ 7.0      --   $  --    $1,058.4    $  87.7   $ 193.1     $1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      105.8        105.8
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       (29.9)      --         (29.9)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                       75.9
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --     (120.0)      (120.0)
Preferred stock
 dividend...............  120,000  120.0    --    --       --      --         --         --     (120.0)         --
Common stock dividend
 declared but not
 issued.................      --     --     --    --    18,641    18.6        --         --      (18.6)         --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --        (8.3)       --        --          (8.3)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1998...................  120,000  120.0  7,010   7.0   18,641    18.6    1,050.1       57.8      40.3      1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      112.9        112.9
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --      (192.0)      --        (192.0)
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      (79.1)
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
Common stock issued.....      --     --  18,641  18.6  (18,641)  (18.6)       --         --        --           --
Adjustment to reflect
 purchase method........      --     --     --    --       --      --         0.6        --        --           0.6
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 1999...................  120,000  120.0 25,651  25.6      --      --     1,050.7     (134.2)    143.6      1,205.7
Changes other than
 transactions with
 shareholders:
 Net income.............      --     --     --    --       --      --         --         --      163.1        163.1
 Net unrealized losses
  on investment
  securities (a)........      --     --     --    --       --      --         --       115.5       --         115.5
                                                                                                           --------
 Total changes other
  than transactions with
  shareholders..........                                                                                      278.6
Cash dividend declared
 and paid...............      --     --     --    --       --      --         --         --       (9.6)        (9.6)
                          ------- ------ ------ -----  -------  ------   --------    -------   -------     --------
Balances at December 31,
 2000...................  120,000 $120.0 25,651 $25.6      --   $  --    $1,050.7    $ (18.7)  $ 297.1     $1,474.7
                          ======= ====== ====== =====  =======  ======   ========    =======   =======     ========

-------
(a) Presented net of deferred taxes of $(61.8), $103.3 and $16.1 in 2000, 1999 and 1998, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows

                          (Dollar amounts in millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2000       1999       1998
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   163.1  $   112.9  $   105.8
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (149.3)    (169.5)    (171.6)
  Increase in future policy benefits..........     688.9      565.5      440.6
  Net realized investment gains...............      (4.3)     (12.0)     (29.6)
  Amortization of investment premiums and
   discounts..................................      (3.4)      (1.3)      (1.3)
  Amortization of intangibles.................      43.7       58.3       64.8
  Deferred income tax expense (benefit).......      94.5       25.0       29.5
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (25.7)     (48.6)       1.5
    Deferred acquisition costs................    (237.7)    (179.1)     (74.7)
    Other assets, net.........................     188.2     (200.1)     (30.3)
   Increase (decrease) in:
    Policy and contract claims................      25.5      (43.4)      18.0
    Other policyholder liabilities............      26.8       20.0        2.5
    Accounts payable and accrued expenses.....     276.2       73.8       19.6
                                               ---------  ---------  ---------
      Total adjustments.......................     923.4       88.6      269.0
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................   1,086.5      201.5      374.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of
  investment securities and other invested
  assets......................................   1,997.0    1,702.2    2,238.0
 Principal collected on mortgage loans........     102.1      103.3      138.3
 Proceeds collected from policy loan
  securitization..............................       --       145.1        --
 Purchase of investment securities and other
  invested assets.............................  (3,017.1)  (3,086.2)  (2,685.4)
 Mortgage loan originations and increase in
  policy loans................................    (437.4)    (170.4)    (212.3)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,355.4)  (1,306.0)    (521.4)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issue of investment contracts..   5,274.4    4,717.6    2,280.0
 Redemption and benefit payments on investment
  contracts...................................  (4,946.8)  (3,593.4)  (2,016.2)
 Cash dividend to shareholders................      (9.6)      (9.6)    (120.0)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     318.0    1,114.6      143.8
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................      49.1       10.1       (2.8)
Cash and cash equivalents at beginning of
 year.........................................      21.2       11.1       13.9
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    70.3  $    21.2  $    11.1
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interest. Accordingly, the financial statements have been restated for GELAAC for the year ended December 31, 1998 as if Harvest had been a part of LOV as of January 1, 1998.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of GE Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP") for insurance companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, variable, ordinary and group),
(iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Approximately 18%, 17% and 20% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 24%, 17% and 27% of premium and annuity consideration collected, in 2000, 1999, and 1998, respectively, came from customers residing in the Mid-Atlantic region of the United States.

  Although the Company markets its products through numerous distributors, approximately 25%, 28% and 20% of the Company's sales of variable products in 2000, 1999, and 1998, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on individual quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

  Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a component of accumulated non-owner changes in equity in the Consolidated Statements of Shareholders' Interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Writedowns and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments, if any, are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is carried, generally, at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, as well as other qualified non-commission policy acquisition costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

  Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2000, approximately $67.9 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize the risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedged items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(2) Investments

 (a) General

  The sources of investment income of the Company as of December 31, were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Fixed maturities..................................... $624.9  $560.1  $489.8
   Equity securities....................................    --      --      4.9
   Mortgage loans.......................................   80.0    66.9    64.2
   Policy loans.........................................    4.6    14.0    14.4
   Other investments....................................    6.7     2.5     6.7
                                                         ------  ------  ------
   Gross investment income..............................  716.2   643.5   580.0
   Investment expenses..................................   (7.3)   (5.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $708.9  $638.2  $574.7
                                                         ======  ======  ======

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        2000    1999     1998
                                                       ------  ------  --------
   Sales proceeds..................................... $874.2  $590.3  $1,330.0
                                                       ======  ======  ========
   Gross realized investment:
    Gains.............................................   29.3    28.6      43.8
    Losses............................................  (25.0)  (16.6)    (14.2)
                                                       ------  ------  --------
   Net realized investment gains...................... $  4.3  $ 12.0  $   29.6
                                                       ======  ======  ========

  The additional proceeds from the investments presented in the Consolidated Statements of Cash Flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                      2000    1999     1998
                                                     ------  -------  ------
   Net unrealized gains/(losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
    Fixed maturities................................ $(34.4) $(245.0) $138.2
    Equity securities...............................   (1.6)    (0.4)    5.5
    Other invested assets...........................   (3.2)    (4.1)    2.3
                                                     ------  -------  ------
     Subtotal.......................................  (39.2)  (249.5)  146.0
                                                     ======  =======  ======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   10.1     43.1   (57.1)
   Deferred income taxes............................   10.4     72.2   (31.1)
                                                     ------  -------  ------
     Net unrealized gains/(losses).................. $(18.7) $(134.2) $ 57.8
                                                     ======  =======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                        2000     1999    1998
                                                       -------  ------  ------
   Net unrealized gains (losses) on investment
    securities -- beginning of year................... $(134.2) $ 57.8  $ 87.7
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($63.3),
    $99.1 and $5.7....................................   118.3  (184.2)  (10.7)
   Reclassification adjustments - net of deferred
    taxes of $1.5, $4.5 and $10.4.....................    (2.8)   (7.8)  (19.2)
                                                       -------  ------  ------
   Net unrealized gain (losses) on investment
    securities - end of year..........................   (18.7) (134.2)   57.8
                                                       =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   2000                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $   10.3    $  0.3    $   --    $   10.6
    State and municipal..............      1.3       --         --         1.3
    Non-U.S. government..............      3.0       --         --         3.0
    U.S. corporate...................  5,705.5      24.2     (148.8)   5,580.9
    Non-U.S. corporate...............    851.2      35.3       (2.2)     884.3
    Mortgage-backed..................  1,762.2      44.0        --     1,806.2
    Asset-backed.....................    961.4      12.8        --       974.2
                                      --------    ------    -------   --------
     Total fixed maturities..........  9,294.9     116.6     (151.0)   9,260.5
   Common stocks and non-redeemable
    preferred stocks.................     37.7       0.9       (2.5)      36.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $9,332.6    $117.5    $(153.5)  $9,296.6
                                      ========    ======    =======   ========
                                                  Gross      Gross
                                      Amortized unrealized unrealized   Fair
   1999                                 cost      gains      losses    value
   ----                               --------- ---------- ---------- --------
   Fixed maturities:
    U.S. government and agency....... $    9.8    $  0.1    $  (0.2)  $    9.7
    State and municipal..............      1.5       --         --         1.5
    Non-U.S. government..............      3.0       --        (0.2)       2.8
    U.S. corporate...................  4,936.3      21.4     (227.6)   4,730.1
    Non-U.S. corporate...............    624.6       8.1      (17.8)     614.9
    Mortgage-backed..................  1,696.5      16.9      (27.4)   1,686.0
    Asset-backed.....................  1,007.0       1.5      (19.8)     988.7
                                      --------    ------    -------   --------
     Total fixed maturities..........  8,278.7      48.0     (293.0)   8,033.7
   Common stocks and non-redeemable
    preferred stocks.................     33.5       1.3       (1.7)      33.1
                                      --------    ------    -------   --------
   Total available-for-sale
    securities....................... $8,312.2    $ 49.3    $(294.7)  $8,066.8
                                      ========    ======    =======   ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  329.1  $  330.8
   Due one year through five years..........................  3,009.6   2,984.2
   Due five years through ten years.........................  1,855.7   1,830.2
   Due after ten years......................................  1,376.9   1,334.9
                                                             --------  --------
     Subtotals..............................................  6,571.3   6,480.1
   Mortgage-backed securities...............................  1,762.2   1,806.2
   Asset-backed securities..................................    961.4     974.2
                                                             --------  --------
     Totals................................................. $9,294.9  $9,260.5
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.6 and $5.9 as of December 31, 2000 and 1999, respectively.

  As of December 31, 2000, approximately 28.0% and 18.2% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 2000 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                    2000             1999
                                              ---------------- ----------------
                                                Fair             Fair
                                               value   Percent  value   Percent
                                              -------- ------- -------- -------
   Agencies and treasuries................... $  226.8    2.5% $  284.7    3.5%
   AAA/Aaa...................................  2,406.5   26.0   2,080.7   25.9
   AA/Aa.....................................    645.7    7.0     461.7    5.7
   A/A.......................................  2,161.3   23.3   1,807.5   22.5
   BBB/Baa...................................  2,259.4   24.4   2,078.2   25.9
   BB/Ba.....................................    365.9    4.0     368.2    4.6
   B/B.......................................    168.0    1.8     191.6    2.4
   CCC/Ca....................................     10.1    0.1       0.7    0.0
   CC/Ca.....................................      2.9    0.0       0.1    0.0
   C.........................................      --     0.0       --     0.0
   D.........................................      4.4    0.0       --     0.0
   Not rated.................................  1,009.5   10.9     760.3    9.5
                                              --------  -----  --------  -----
     Totals.................................. $9,260.5  100.0% $8,033.7  100.0%
                                              ========  =====  ========  =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 2000 and 1999, there were fixed maturities in default with a fair value of $6.4 and $1.0, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.


  Geographic distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.5%     100.0%
   Pacific.................................................   26.8        --
   East North Central......................................   10.5        --
   West South Central......................................    6.8        --
   Mountain................................................    9.9        --
   Other...................................................   15.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  Type distribution as of December 31, 2000:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   26.6%       -- %
   Retail..................................................   26.5      100.0
   Industrial..............................................   34.6        --
   Apartments..............................................    8.8        --
   Other...................................................    3.5        --
                                                             -----      -----
     Totals................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 2000 and 1999: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.0 and $6.3, respectively). There was no allowance for losses on these loans as of December 31, 2000, 1999 and 1998. Average investment in impaired loans during 2000, 1999 and 1998 was $11.5, $15.0 and $20.0 and interest income earned on these loans while they were considered impaired was $.8, $2.6 and $1.8 for the years ended 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Balance on January 1.................................... $ 23.3  $20.9 $17.7
   Provision (benefit) charged (credited) to operations....  (11.1)   1.6   1.5
   Amounts written off, net of recoveries..................    2.1    0.8   1.7
                                                            ------  ----- -----
   Balance -- at December 31............................... $ 14.3  $23.3 $20.9
                                                            ======  ===== =====

  During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

  The allowance for losses on mortgage loans at December 31, 2000, 1999 and 1998 represented 1.3%, 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $5.0, $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 2000, 1999 and December 31, 1998, respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $475.2  $296.1  $221.4
   Costs deferred.....................................  304.4   218.9   107.0
   Amortization, net..................................  (66.7)  (39.8)  (32.3)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  712.9   475.2   296.1
   Cumulative effect of net unrealized investment
    (gains) losses....................................    2.8     7.3   (13.3)
                                                       ------  ------  ------
   Balance at December 31............................. $715.7  $482.5  $282.8
                                                       ======  ======  ======

(4) Intangibles

 (a) Present Value of Future Profits (PVFP)

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  The components of PVFP are as follows:

                                                        2000    1999    1998
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $314.8  $367.0  $426.9
   Interest accrued at 6.40%, 7.19% and 6.25% for
    2000, 1999, and 1998, respectively................   17.1    21.9    24.0
   Amortization.......................................  (53.8)  (74.1)  (83.9)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  278.1   314.8   367.0
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3    35.8   (43.8)
                                                       ------  ------  ------
   Balance -- at December 31.......................... $285.4  $350.6  $323.2
                                                       ======  ======  ======

  The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

             2001........................................ 13.5%
             2002........................................ 11.2
             2003........................................  9.5
             2004........................................  8.1
             2005........................................  6.9

 (b) Goodwill

  At December 31, 2000 and 1999, total unamortized goodwill was $114.4 and $121.4, respectively, which is shown net of accumulated amortization and adjustments of $36.3 and $29.3 for the years ended December 31, 2000 and 1999, respectively. Goodwill amortization was $7.0, $6.0, and $4.9 for the years ending December 31, 2000, 1999 and 1998, respectively. Cumulative adjustments to goodwill totaled ($6.8) and ($27.6) for the years ending December 31, 1999 and 1998, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
   Direct............................................... $345.9  $348.0  $427.5
   Assumed..............................................   18.4    17.9    19.2
   Ceded................................................ (122.0) (113.0) (195.1)
                                                         ------  ------  ------
   Net premiums earned.................................. $242.3  $252.9  $251.6
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      8%      7%      8%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  During 1998, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $54.3, $68.2 and $112.4 for the years ended December 31, 2000, 1999 and 1998, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                        December 31,
                              Withdrawal     Morbidity     Interest Rate     -----------------
                              Assumption     Assumption      Assumption        2000     1999
                          ------------------ ---------- -------------------- -------- --------
Investment Contracts....         N/A            N/A             N/A          $7,759.7 $6,891.1
Limited-payment
 Contracts..............         None            (a)          4.0-9.3%           17.4     16.3
Traditional life
 insurance contracts....  Company Experience     (b)            7.0%            362.3    380.8
Universal life-type
 contracts..............         N/A            N/A             N/A           1,747.5  1,730.2
Accident & Health.......  Company Experience     (c)    7.5% grading to 5.5%     47.4     44.6
                                                                             -------- --------
Total future annuity and
 contract benefits......                                                     $9,934.3 $9,063.0
                                                                             ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



  The total provision for income taxes for the years ended December 31, consisted of the following components:

                                                             2000   1999  1998
                                                            ------  ----- -----
   Current federal income tax provision (benefit).......... $(20.8) $29.3 $29.2
   Deferred federal income tax provision...................   90.5   24.9  28.7
                                                            ------  ----- -----
     Subtotal-federal provision............................   69.7   54.2  57.9
   Current state income tax provision (benefit)............   (0.8)   2.3   1.6
   Deferred state income tax provision.....................    4.0    0.1   0.8
                                                            ------  ----- -----
     Subtotal-state provision..............................    3.2    2.4   2.4
                                                            ------  ----- -----
     Total income tax provision............................ $ 72.9  $56.6 $60.3
                                                            ======  ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.0   1.2   1.0
   Dividends-received deduction............................... (1.7) (1.6)  0.0
   Other, net................................................. (3.9) (0.7) (0.2)
                                                               ----  ----  ----
     Effective rate........................................... 30.9% 34.4% 36.3%
                                                               ====  ====  ====

  The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
   Assets:
    Insurance reserve amounts................................... $165.6  $149.0
    Investments.................................................    --     10.7
    Net unrealized investment losses on investment securities...   10.4    72.2
    Other.......................................................    --     22.2
                                                                 ------  ------
     Total deferred tax assets..................................  176.0   254.1
                                                                 ------  ------
   Liabilities:
    Investments.................................................    5.3     --
    Present value of future profits.............................   50.3    59.6
    Deferred acquisition costs..................................  149.6    74.2
    Other.......................................................    2.8     --
                                                                 ------  ------
     Total deferred tax liabilities.............................  208.0   133.8
                                                                 ------  ------
     Net deferred income tax asset (liability).................. $(32.0) $120.3
                                                                 ======  ======

  Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

  The Company paid $41.1, $41.8 and $25.6, for federal and state income taxes for the years ended December 31, 2000, 1999 and 1998, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


(8) Related Party Transactions

  GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $11.1, $14.8 and $11.5 for the years ended December 31, 2000, 1999 and 1998, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $55.2, $45.1 and $19.1, for the years ended December 31, 2000, 1999 and 1998, respectively.

  GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.1, $1.9 and $2.2 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no outstanding borrowings at December 31, 1999, while balances outstanding were $85.7 and $64.3 at December 31, 2000 and 1998, respectively.

  During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

  GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2000 and 1999, totaled $3.6 and $30.8, respectively.

 (b) Guaranty Association Assessments

  The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.5, $.1, and $3.1 to various state guaranty associations during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, accounts payable and accrued expenses include $4.6 and $4.1, respectively, related to estimated future payments. Also, see note 15.

 (c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 2000 and 1999 other than mortgage loan commitments of $9.6 and $53.0 and interest rate floors of $10.5 and $13.9, respectively. The notional value of the interest rate floors at December 31, 2000 and 1999, was $1,800 and the floors expire from September 2003 to October 2003. During the year ended December 31, 2000, the Company purchased a total notional value of $6.0 in swaptions and $370.0 in interest rate swaps. The swaptions expire in December, 2023. The interest rate swaps mature from February, 2004 to December, 2048.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 2000 and 1999.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                 2000               1999
                                           -----------------  -----------------
                                           Carrying   Fair    Carrying   Fair
                                            amount   value     amount   value
                                           -------- --------  -------- --------
   Mortgage loans......................... $1,130.0 $1,174.0  $  810.5 $  819.4
   Investment type insurance contracts....  7,759.7  7,339.5   6,891.1  6,849.8
   Interest rate floors...................     10.5      1.8      13.9      1.2
   Swaptions..............................      0.5      0.4       --       --
   Interest rate swaps....................      --     (12.2)      --       --

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2000, the Company is able to payout $59.4 in dividends in 2001 without obtaining regulatory approval.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)


  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            2000   1999   1998
                                                           ------ ------ ------
   Statutory net income................................... $ 68.0 $ 70.8 $ 70.1
   Statutory capital and surplus.......................... $593.5 $542.5 $577.5

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2000, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2000, 1999 and 1998
                          (Dollar amounts in millions)


  The following is a summary of industry segment activity for 2000, 1999 and 1998:

                                          Wealth      Lifestyle
                                      Accumulation & Protection &
2000 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   703.5       $  5.4     $   708.9
Net realized investment gains........         4.3          --            4.3
Premiums.............................        55.3         61.0         116.3
Other revenues.......................       316.2          7.7         323.9
                                        ---------       ------     ---------
  Total revenues.....................     1,079.3         74.1        1153.4
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       715.3         40.9         756.2
Commissions..........................       212.8         16.5         229.3
Amortization of intangibles..........        41.5          2.2          43.7
Other operating costs and expenses...      (119.7)         7.9        (111.8)
                                        ---------       ------     ---------
  Total benefits and expenses........       849.9         67.5         917.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   229.4       $  6.6     $   236.0
                                        =========       ======     =========
Total Assets.........................   $22,440.7       $171.8     $22,612.5
                                        =========       ======     =========
                                          Wealth      Lifestyle
                                      Accumulation & Protection &
1999 -- Segment Data                     Transfer    Enhancement  Consolidated
--------------------                  -------------- ------------ ------------
Net investment income................   $   634.2       $  4.0     $   638.2
Net realized investment gains........        12.0          --           12.0
Premiums.............................        67.8         56.1         123.9
Other revenues.......................       243.6          0.2         243.8
                                        ---------       ------     ---------
  Total revenues.....................       957.6         60.3        1017.9
                                        ---------       ------     ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5         655.5
Commissions..........................       179.7         12.4         192.1
Amortization of intangibles..........        56.2          2.1          58.3
Other operating costs and expenses...       (55.1)         2.6         (52.5)
                                        ---------       ------     ---------
  Total benefits and expenses........       797.8         55.6         853.4
                                        ---------       ------     ---------
  Income before income taxes.........   $   159.8       $  4.7     $   164.5
                                        =========       ======     =========
Total Assets.........................   $19,774.2       $183.1     $19,957.3
                                        =========       ======     =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2000, 1999 and 1998
                         (Dollar amounts in millions)



                                                        Lifestyle
                                            Wealth     Protection
                                        Accumulation &      &
1998 -- Segment Data                       Transfer    Enhancement Consolidated
--------------------                    -------------- ----------- ------------
Net investment income.................    $   569.4       $ 5.3     $   574.7
Net realized investment gains.........         29.6         --           29.6
Premiums..............................        101.4        21.7         123.1
Other revenues........................        211.1         0.5         211.6
                                          ---------       -----     ---------
  Total revenues......................        911.5        27.5         939.0
                                          ---------       -----     ---------
Interest credited, benefits, and other
 changes in policy reserves...........        560.7        (3.9)        556.8
Commissions...........................        106.2         6.6         112.8
Amortization of intangibles...........         55.1         9.7          64.8
Other operating costs and expenses....         26.0        12.5          38.5
                                          ---------       -----     ---------
  Total benefits and expenses.........        748.0        24.9         772.9
                                          ---------       -----     ---------
  Income before income taxes..........    $   163.5       $ 2.6     $   166.1
                                          =========       =====     =========
Total Assets..........................    $14,661.1       $99.8     $14,760.9
                                          =========       =====     =========

(14) New Accounting Standards

  The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GELAAC on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, the effects on its consolidated financial statements of adopting SFAS No. 133, as amended, will be a one-time reduction of net earnings of less than $6, and a one-time reduction of equity, excluding the net earnings effect, of less than $8. The precise transition effect is uncertain because the accounting for certain derivatives and hedging relationships in accordance with SFAS No. 133 is subject to further interpretation by the FASB.

(15) Cumulative Effect of Accounting Change

  In 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize
(1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle amounting to $5 (net of tax of $2.8).

Appendix

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccount according to standards established by the Securities and Exchange Commission. These standards are discussed in further detail in the Statement of Additional Information, which may be obtained free of charge. The total return for the Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the Total Return Fund for GE Investments Fund, Inc. was first available in the Variable Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current Contract charges, as well as charges for the Total Return Fund of GE Investments Funds, Inc. The charges for the Total Return Fund of GE Investments Funds, Inc. was provided by the fund.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in the Subaccount would equal as of the last day of each period.

The table below demonstrates the standardized average annual total returns of the Subaccount for periods from the date on which the Total Return Fund of the GE Investments Funds, Inc. was first available in the Variable Account to December 31, 2000. Although the Contract did not exist during all of the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the Contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the Contract, including fees for the Total Return Fund of GE Investments Funds, Inc. Expenses include:

  (1)  A Mortality and Expense Risk charge of 1.35% annually;

  (2)  An Administrative Expense charge of 0.15% annually;

  (3) A one-time maximum charge of $19.68 per $100 of coverage for the Optional Riders; and

  (4)  a $10 monthly billing fee

In addition, we assume that you make a complete surrender of the Contract at the end of the period; therefore, we deduct the surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 1
                           Standardized Total Returns

                          For the  For the  For the   From the
                           1-year   5-year  10-year   inception    Date of
                           period   period   period  in Separate  Inception
                           ended    ended    ended   Account to  in Separate
                          12/31/00 12/31/00 12/31/00  12/31/00    Account*
----------------------------------------------------------------------------
Total Return Fund of GE
 Investments Funds, Inc.   -30.96%   2.53%    6.76%     7.86%     05/02/88
----------------------------------------------------------------------------

 * Date on which the Total Return Fund of GE Investments Funds, Inc. was first available in the Variable Account. As the Variable Account is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the Total Return Fund of GE Investments Funds, Inc. was first available in this product.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccount. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or income payments, not including repayments on amounts withdrawn.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as described in the previous section.

We may disclose historic performance data for the Total Return Fund of GE Investments Funds, Inc. since its inception, reduced by some or all of the fees and charges under the Contract. Such non-standard performance includes data that precedes the data on which the Total Return Fund of GE Investments Funds, Inc. was available in the Variable Account. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the Total Return Fund of GE Investments Funds, Inc.'s performance. This data assumes that the Subaccount available in the Contract was in existence for the same time period as the Total Return Fund of GE Investments Funds, Inc., with the charges equal to those currently assessed in the Contract, including charges for the Total Return Fund of GE Investments Funds, Inc. This data is not intended to indicate future performance.

The tables below reflect the non-standard average annual total returns for the Total Return Fund of GE Investments Funds, Inc. for the time it was declared effective by the Securities and Exchange Commission until December 31, 2000 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the Total Return Fund of GE Investments Funds, Inc. have been reduced by the Variable Account charges, as if the Contract had been in existence since the inception of the Total Return Fund of GE Investments Funds, Inc. Expenses include:

  (1)  A Mortality and Expense Risk charge of 1.35% annually; and

  (2)  An Administrative Expense charge of 0.15% annually.

The total returns in the following table do not reflect surrender charges, the $10 monthly billing fee or charges for the Optional Riders. Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 2
                       Non-Standardized Performance Data

                                     For the  For the  For the
                                      1-year   5-year  10-year
                                      period   period   period  Portfolio
                                      ended    ended    ended   Inception
                                     12/31/00 12/31/00 12/31/00  Date*
-------------------------------------------------------------------------
 Total Return Fund of GE Investments
  Funds, Inc.                         -0.50%   4.60%    8.67%   07/01/85
-------------------------------------------------------------------------

 * Date on which the Total Return Fund of GE Investments Funds, Inc. was declared effective by the SEC; this date may be different from the date the Total Return Fund of GE Investments Funds, Inc. was first available in the Variable Account.

Statement of Additional Information
Table of Contents

                                                                            Page
The Contracts..............................................................  B-3
  Transfer of Annuity Units................................................  B-3
  Net Investment Factor....................................................  B-3
Termination of Participation Agreements....................................  B-3
Calculation of Performance Data............................................  B-4
  Money Market Subaccount..................................................  B-4
  Other Subaccounts........................................................  B-6
  Other Performance Data...................................................  B-7
Federal Tax Matters........................................................  B-8
  Taxation of GE Life & Annuity............................................  B-8
  IRS Required Distributions...............................................  B-8
General Provisions.........................................................  B-8
  Using the Contracts as Collateral........................................  B-8
  The Beneficiary..........................................................  B-9
  Non-Participating........................................................  B-9
  Misstatement of Age or Gender............................................  B-9
  Incontestability.........................................................  B-9
  Statement of Values......................................................  B-9
  Written Notice...........................................................  B-9
Distribution of the Contracts..............................................  B-9
Legal Developments Regarding Employment-Related Benefit Plans..............  B-9
Legal Matters.............................................................. B-10
Experts.................................................................... B-10
Financial Statements....................................................... B-10

                            Dated February 12, 2002

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Contract and the Variable Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form P1161 3/01, to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

________________________________________________________________________________
       City                            State                         Zip

Signature of Requestor _________________________________________________________
                                             Date

                                    PART B

                               GE LIFE & ANNUITY
                              SEPARATE ACCOUNT 4

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                      SCHEDULED PURCHASE PAYMENT VARIABLE
                           DEFERRED ANNUITY CONTRACT
                                FORM P1161 3/01

                                  OFFERED BY
                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named single purchase payment deferred combination fixed and variable annuity contract offered by GE Life and Annuity Assurance Company. You may obtain a copy of the prospectus dated February 12, 2002 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The prospectus is also available on the SEC's website at http://www.sec.gov. Terms used in the current prospectus for the Contract are incorporated in this statement.

                  THIS STATEMENT OF ADDITIONAL INFORMATION IS
            NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
        WITH THE PROSPECTUSES FOR THE CONTRACT AND THE TOTAL RETURN OF
                          GE INVESTMENTS FUNDS, INC.

Dated February 12, 2002

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
                               Table of Contents

The Contracts.............................................................. B-3
  Net Investment Factor.................................................... B-3
Termination of participation agreement..................................... B-3
Calculation of performance data............................................ B-3
  The Subaccount........................................................... B-3
  Other Performance Data................................................... B-4
Federal tax matters........................................................ B-5
  Taxation of GE Life & Annuity............................................ B-5
  IRS Required Distributions............................................... B-5
General provisions......................................................... B-6
  Using the Contracts as Collateral........................................ B-6
  The Beneficiary.......................................................... B-6
  Non-Participating........................................................ B-6
  Misstatement of Age or Gender............................................ B-6
  Incontestability......................................................... B-6
  Statement of Values...................................................... B-6
  Written Notice........................................................... B-6
Distribution of the contracts.............................................. B-6
Legal developments regarding employment-related benefit plans.............. B-7
Legal matters.............................................................. B-7
Experts.................................................................... B-7
Financial statements....................................................... B-7

                                 THE CONTRACTS

Net Investment Factor

   The net investment factor measures investment performance of the Subaccount during a Valuation Period. The net investment factor of the Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is the result of:

       (1) the value of the assets of the Subaccount at the end of the preceding Valuation Period, plus

       (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined, minus

       (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

       (4) any amount charged against the Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

     (b) is the value of the net assets of the Subaccount at the end of the preceding valuation Period; and

     (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge; this factor is shown in your Contract.

   We will value their assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                    TERMINATION OF PARTICIPATION AGREEMENT

   The participation agreement pursuant to which the Fund sells its shares to the Variable Account contain varying provisions regarding terminations. The following summarizes those provisions:

   The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other parties, unless a shorter time is agreed to by the parties.

                        CALCULATION OF PERFORMANCE DATA

   From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the Contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3% of purchase payments and are generally based on the rules of the state in which you reside.

The Subaccount

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that began before the Contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and Contract charges currently in effect for this Contract. Average annual total return will be calculated using Subaccount unit values:

    1. We calculate the unit value for each Valuation Period based on the performance of the Subaccount's Portfolio (after deductions for Portfolio charges and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of Contract Value in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of Contract Value in the Variable Account, a one-time maximum charge of $19.68 per $100 of coverage for the Optional Riders and a $10 monthly billing fee).

    2.  Total return does not consider the deduction of any premium taxes.

    3. Total return will then be calculated according to the following formula:

    TR = (ERV/P)1/N - 1

    where:

    TR = the average annual total return for the period.

    ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

    P = a hypothetical single investment of $1,000.

    N = the duration of the period (in years).

   Past Performance is not a Guarantee of Future Results.

   The Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount. While we have no reason to doubt the accuracy of the figures provided by the Fund, we have not independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

     CTR = (ERV/P) - 1

     where:

     CTR = the cumulative total return for the period.

     ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

     P = a hypothetical single investment of $1,000.

   Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that owner's death, or (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                              GENERAL PROVISIONS

Using the Contracts as Collateral

   A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a Contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

Non-Participating

   The Contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

   If an Annuitant's age or gender was misstated on the Contract data page, any Contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

   We will not contest the Contract except as provided in any rider.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after the report date. The statement will show Contract Value, Purchase Payments, and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The Contract number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

                         DISTRIBUTION OF THE CONTRACTS

   The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Contracts. However, the Company does reserve the right to discontinue the offering of the Contracts.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The Contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Contract may be purchased.

   In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

                                 LEGAL MATTERS

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to Federal securities laws applicable to the issue and sale of the Contract described in this Prospectus. Heather C. Harker, Assistant Vice President and Associate General Counsel, has provided advice on certain legal matters pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contracts under Virginia insurance law.

                                    EXPERTS

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000 have been included in the prospectus, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 22, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

                             FINANCIAL STATEMENTS

   This Statement of Additional Information contains the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000. The consolidated financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Variable Account.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                                  (Unaudited)

                               September 30, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                  For the nine months ended September 30, 2001

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):
  Statements of Assets and Liabilities.....................................  F-1
  Statements of Operations................................................. F-20
  Statements of Changes in Net Assets...................................... F-38

Notes to Financial Statements (Unaudited).................................. F-57

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               September 30, 2001
                                  (Unaudited)

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500                            International Real Estate  Global
                             Index        Money       Total       Equity     Securities   Income
                              Fund     Market Fund Return Fund     Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (27,747,522 shares;
  cost --
   $688,750,392)........  $543,851,425         --          --          --           --         --
 Money Market Fund
  (750,442,203 shares;
  cost --
   $750,442,203)........           --  750,442,203         --          --           --         --
 Total Return Fund
  (8,352,613 shares;
  cost --
   $126,703,467)........           --          --  116,602,484         --           --         --
 International Equity
  Fund (4,121,929
  shares; cost --
  $44,304,678)..........           --          --          --   31,656,412          --         --
 Real Estate Securities
  Fund (5,100,159
  shares; cost --
  $69,886,562)..........           --          --          --          --    75,788,361        --
 Global Income Fund
  (957,991 shares;
  cost -- $9,396,472)...           --          --          --          --           --   9,273,353
Dividend Receivable.....           --          --          --          --           --         --
Receivable from
 affiliate..............           --       94,772         --          --           --         --
Receivable for units
 sold...................       254,892   3,653,272      37,810     385,975    2,437,563     12,639
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   544,106,317 754,190,247 116,640,294  32,042,387   78,225,924  9,285,992
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       323,832     340,122      80,111      13,875       40,060      3,326
Payable for units
 withdrawn..............        82,214   7,521,008      11,849           7          --           8
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......       406,046   7,861,130      91,960      13,882       40,060      3,334
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $543,700,271 746,329,117 116,548,334  32,028,505   78,185,864  9,282,658
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
 Attributable to:
  Variable deferred
   annuity
   contractholders......  $543,700,271 746,329,117 116,548,334  19,683,038   58,157,667  3,802,836
  GE Life and Annuity
   Assurance Company....           --          --          --   12,345,467   20,028,197  5,479,822
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $543,700,271 746,329,117 116,548,334  32,028,505   78,185,864  9,282,658
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       609,579   3,988,469     337,771      70,634      194,901     36,332
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      42.17       17.17       34.73       11.60        20.69      10.41
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     8,609,630  20,090,904   2,072,068     926,659    1,878,357    332,487
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      40.77       16.60       33.58       11.47        20.37      10.30
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    16,109,024  24,684,287   3,135,985     719,411    1,055,293        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $       8.10       11.02       10.06        7.60        13.83        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     2,066,729   4,055,370     382,331     340,530       98,589        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       7.55       10.92        9.65        7.45        12.64        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         6,574     470,268         --       36,231        1,951        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       7.25        1.05         --         6.36        11.36        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............     2,104,530   2,127,758         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       7.09       10.47         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       836,727     503,946         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       7.08       10.44         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               September 30, 2001
                                  (Unaudited)

                                          GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier      Value    Small-Cap
                          Value Equity   Income     Equity   Growth Equity  Equity   Value Equity
                              Fund        Fund       Fund        Fund        Fund        Fund
                          ------------ ---------- ---------- ------------- --------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (8,763,040
  shares; cost --
  $137,105,017).........  $128,466,159        --         --          --          --         --
 Income Fund (7,008,217
  shares; cost --
   $86,583,773).........           --  90,686,334        --          --          --         --
 U.S. Equity Fund
  (2,343,722 shares;
  cost -- $83,987,816)..           --         --  69,256,990         --          --         --
 Premier Growth Equity
  Fund (1,009,811
  shares; cost --
  $81,198,612)..........           --         --         --   62,951,608         --         --
 Value Equity Fund
  (733,698 shares;
  cost -- $6,837,741)...           --         --         --          --    6,133,718        --
 Small-Cap Value Equity
  Fund (887,150 shares;
  cost --
  $10,029,131)..........           --         --         --          --          --   9,652,195
Dividend Receivable.....           --         --         --          --          --         --
Receivable from
 affiliate..............           --          22        --          --          --         --
Receivable for units
 sold...................     3,634,063    140,996     34,881      18,382     123,581    192,258
                          ------------ ---------- ----------  ----------   ---------  ---------
 Total assets...........   132,100,222 90,827,352 69,291,871  62,969,990   6,257,299  9,844,453
                          ------------ ---------- ----------  ----------   ---------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        79,054     47,420     30,396      28,377       1,876      2,961
Payable for units
 withdrawn..............        39,060     29,352     43,265     296,433         --         --
                          ------------ ---------- ----------  ----------   ---------  ---------
 Total liabilities......       118,114     76,772     73,661     324,810       1,876      2,961
                          ------------ ---------- ----------  ----------   ---------  ---------
Net assets..............  $131,982,108 90,750,580 69,218,210  62,645,180   6,255,423  9,841,492
                          ============ ========== ==========  ==========   =========  =========
Analysis of net assets:
 Attributable to:
 Variable deferred
  annuity
  contractholders.......  $127,190,711 90,750,580 69,218,210  62,645,179   6,255,423  9,841,492
 GE Life and Annuity
  Assurance Company.....     4,791,399        --         --          --          --         --
                          ------------ ---------- ----------  ----------   ---------  ---------
Net assets..............  $131,982,108 90,750,580 69,218,210  62,645,180   6,255,423  9,841,492
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 I (note 2).............       368,936  1,017,385    154,747      71,916         --         --
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type I...........  $      15.34      12.19      10.22        8.66         --         --
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 II (note 2)............     4,098,717  4,263,663  2,929,843   2,155,768         --         --
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type II..........  $      15.17      12.08      10.13        8.61         --         --
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 III (note 2)...........     4,324,253  2,115,910  3,255,894   4,206,136     307,090    403,241
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type III.........  $      10.58      11.29       9.29        8.57        8.50      10.63
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 IV (note 2)............       491,297    257,943    281,435     379,055      91,310     23,247
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type IV..........  $       9.20      11.37       8.47        8.56        8.50      10.63
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 V (note 2).............         2,067      1,955      4,774         204         --         --
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type V...........  $       9.89      11.34       8.22        7.64         --         --
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 VI (note 2)............       670,313        --     379,169     420,329     227,276    380,119
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type VI..........  $       9.98        --        8.09        7.41        8.27      10.85
                          ============ ========== ==========  ==========   =========  =========
Outstanding units: Type
 VII (note 2)...........       238,253        --     275,051     142,588     119,934    109,394
                          ============ ========== ==========  ==========   =========  =========
Net asset value per
 unit: Type VII.........  $       9.96        --        8.07        7.39        8.25      10.82
                          ============ ========== ==========  ==========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                                                                          Oppenheimer Variable
                                                                                           Account Funds --
                                       Oppenheimer Variable Account Funds                    Class 2 Shares
                          ------------------------------------------------------------ --------------------------
                                         Capital    Aggressive     High      Multiple    Global     Main Street
                              Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA      Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ------------ ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA
  (11,620,265 shares;
  cost -- 131,613,803)..  $132,354,817         --           --          --         --         --           --
 Capital Appreciation
  Fund/VA (8,300,899
  shares; cost --
   $337,561,748)........           --  262,806,470          --          --         --         --           --
 Aggressive Growth
  Fund/VA (5,104,431
  shares; cost --
   $305,669,913)........           --          --   191,160,936         --         --         --           --
 High Income Fund/VA
  (14,640,261 shares;
  cost --
   $149,987,162)........           --          --           --  117,854,100        --         --           --
 Multiple Strategies
  Fund/VA (5,925,649
  shares; cost --
   $94,021,593).........           --          --           --          --  83,729,421        --           --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares; at fair value
 (note 2):
 Global Securities
  Fund/VA (603,854
  shares; cost --
   $14,031,227).........           --          --           --          --         --  11,775,159          --
 Main Street Growth &
  Income Fund/VA
  (806,266 shares;
  cost -- $16,008,737)..           --          --           --          --         --         --    14,166,087
Dividend Receivable.....           --          --           --          --         --         --           --
Receivable from
 affiliate..............           --          --           --          --         --         --           --
Receivable for units
 sold...................     2,831,495      32,575       71,531         --         --     353,487       86,152
                          ------------ -----------  ----------- ----------- ---------- ----------   ----------
 Total assets...........   135,186,312 262,839,045  191,232,467 117,854,100 83,729,421 12,128,646   14,252,239
                          ------------ -----------  ----------- ----------- ---------- ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       107,635     163,907      132,391      64,301     50,606      3,836        4,454
Payable for units
 withdrawn..............           --    3,118,328      499,196      72,965     54,279        --           --
                          ------------ -----------  ----------- ----------- ---------- ----------   ----------
 Total liabilities......       107,635   3,282,235      631,587     137,266    104,885      3,836        4,454
                          ------------ -----------  ----------- ----------- ---------- ----------   ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $135,078,677 259,556,810  190,600,880 117,716,834 83,624,536 12,124,810   14,247,785
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 I (note 2).............       550,785     679,234    1,109,846     690,422    643,386        --           --
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type I...........  $      24.49       47.77        40.48       29.03      30.13        --           --
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 II (note 2)............     3,468,735   3,591,475    2,843,312   2,942,649  1,696,316        --           --
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type II..........  $      23.68       46.19        39.14       28.07      29.13        --           --
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 III (note 2)...........     3,309,113   5,550,923    3,316,874   1,487,370  1,205,552    574,598      492,226
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type III.........  $      10.93        9.72         9.38        9.09      10.64       7.91         8.24
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 IV (note 2)............       298,336     775,303      373,411     176,738    201,267     93,340       86,419
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type IV..........  $      11.00        9.37         8.77        8.79       9.93       7.91         8.23
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 V (note 2).............           --          --           --          --         --         --           --
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type V...........  $        --          --           --          --         --         --           --
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 VI (note 2)............           --          --           --          --         --     809,522      913,806
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type VI..........  $        --          --           --          --         --        7.00         7.43
                          ============ ===========  =========== =========== ========== ==========   ==========
Outstanding units: Type
 VII (note 2)...........           --          --           --          --         --     168,304      363,162
                          ============ ===========  =========== =========== ========== ==========   ==========
Net asset value per
 unit: Type VII.........  $        --          --           --          --         --        6.98         7.41
                          ============ ===========  =========== =========== ========== ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                  Variable Insurance            Variable Insurance
                                     Products Fund               Products Fund II
                          ----------------------------------- -----------------------
                            Equity-                              Asset
                             Income      Growth     Overseas    Manager   Contrafund
                           Portfolio    Portfolio  Portfolio   Portfolio   Portfolio
                          ------------ ----------- ---------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (26,204,312 shares;
  cost --
   $592,116,198)........  $545,049,685         --         --          --          --
 Growth Portfolio
  (14,135,700 shares;
  cost --
   $590,857,558)........           --  406,684,075        --          --          --
 Overseas Portfolio
  (5,119,452 shares;
  cost -- $93,356,295)..           --          --  64,658,679         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (20,141,840 shares;
  cost --
   $313,664,886)........           --          --         --  269,699,244         --
 Contrafund Portfolio
  (20,591,901 shares;
  cost --
   $461,583,089)........           --          --         --          --  387,745,502
Dividend Receivable.....           --          --         --          --          --
Receivable from
 affiliate..............           --          --         --          --        8,679
Receivable for units
 sold...................         3,660      19,813      7,034       2,245      51,127
                          ------------ ----------- ---------- ----------- -----------
 Total assets...........   545,053,345 406,703,888 64,665,713 269,701,489 387,805,308
                          ------------ ----------- ---------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       372,667     141,503     39,716     123,834     167,868
Payable for units
 withdrawn..............       319,931     619,218  2,245,309     162,488     175,194
                          ------------ ----------- ---------- ----------- -----------
 Total liabilities......       692,598     760,721  2,285,025     286,322     343,062
                          ------------ ----------- ---------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $544,360,747 405,943,167 62,380,688 269,415,167 387,462,246
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 I (note 2).............     2,649,882   2,020,051  1,345,189   7,143,158   1,542,070
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type I...........  $      40.01       45.39      18.91       25.53       24.27
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,437,704   4,844,928  1,394,480   2,837,698  10,738,708
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type II..........  $      38.68       43.88      18.28       24.77       23.87
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 III (note 2)...........     6,739,672  12,046,406  1,030,440   1,654,500   9,530,838
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type III.........  $       9.76        7.77       7.79        8.94        8.77
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 IV (note 2)............       879,317   1,069,993    464,084     225,323   1,201,638
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type IV..........  $       8.54        7.53       7.38        8.74        8.42
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --         --          --          --
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --         --          --          --
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --         --          --          --
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --         --          --          --
                          ============ =========== ========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --         --          --          --
                          ============ =========== ========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --         --          --          --
                          ============ =========== ========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,593,805
  shares; cost -- $146,180,819).......... $115,317,534         --        --
 Growth Opportunities Portfolio
  (3,943,843 shares; cost --
   $80,453,061)..........................          --   53,320,761       --
 Mid Cap Portfolio (132 shares; cost --
   $2,347)...............................          --          --      2,360
Dividend Receivable......................          --          --        --
Receivable from affiliate................          --          --        --
Receivable for units sold................      146,964         --        --
                                          ------------  ----------     -----
 Total assets............................  115,464,498  53,320,761     2,360
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       81,993      42,606         1
Payable for units withdrawn..............       44,453     121,555       --
                                          ------------  ----------     -----
 Total liabilities.......................      126,446     164,161         1
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $115,338,052  53,156,600     2,359
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      325,916     231,148       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      13.45        9.70       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,389,295   3,701,735       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      13.30        9.60       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    4,094,252   2,144,054       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $       8.34        6.39       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      649,211     274,831       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       7.82        6.10       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        6,591         124       244
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       8.19        6.75      9.68
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                            Variable Insurance   Variable Insurance   Variable Insurance
                             Products Fund --    Products Fund II -- Products Fund III --
                             Service Class 2       Service Class 2     Service Class 2
                          ---------------------- ------------------- --------------------
                            Equity-                                  Growth &
                            Income      Growth       Contrafund       Income    Mid Cap
                           Portfolio  Portfolio       Portfolio      Portfolio Portfolio
                          ----------- ---------- ------------------- --------- ----------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (1,044,079 shares;
  cost -- $24,077,765)..  $21,581,107        --             --                        --
 Growth Portfolio
  (645,990 shares;
  cost -- $23,242,885)..          --  18,443,014            --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (994,631 shares;
  cost -- $20,819,559)..          --         --      18,619,495            --         --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):          --         --             --             --         --
 Growth & Income
  Portfolio (722,955
  shares; cost --
   $9,774,952)..........          --         --             --       8,610,399        --
 Mid Cap Portfolio
  (1,234,911 shares;
  cost -- $23,112,299)..          --         --             --             --  21,956,710
Dividend Receivable.....          --         --             --             --         --
Receivable from
 affiliate..............          --         --             --             --         --
Receivable for units
 sold...................      126,526     33,235        100,407         88,098     57,692
                          ----------- ----------     ----------      --------- ----------
 Total assets...........   21,707,633 18,476,249     18,719,902      8,698,497 22,014,402
                          ----------- ----------     ----------      --------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        6,730      5,897          5,863          2,754      6,652
Payable for units
 withdrawn..............          --       2,828            111            --         --
                          ----------- ----------     ----------      --------- ----------
 Total liabilities......        6,730      8,725          5,974          2,754      6,652
                          ----------- ----------     ----------      --------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $21,700,903 18,467,524     18,713,928      8,695,743 22,007,750
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 I (note 2).............          --         --             --             --         --
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type I...........  $       --         --             --             --         --
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 II (note 2)............          --         --             --             --         --
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type II..........  $       --         --             --             --         --
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 III (note 2)...........      963,987    852,325        711,475        342,321    654,437
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type III.........  $      9.00       6.85           8.34           8.22       9.40
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 IV (note 2)............       90,858    221,572        166,010         82,075     75,477
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type IV..........  $      9.00       6.85           8.34           8.21       9.40
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 V (note 2).............          --         --             --             --         --
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type V...........  $       --         --             --             --         --
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 VI (note 2)............      923,727  1,456,368      1,100,383        415,615  1,347,270
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type VI..........  $      9.47       5.84           7.60           8.02       9.32
                          =========== ==========     ==========      ========= ==========
Outstanding units: Type
 VII (note 2)...........      366,483    447,790        400,105        234,350    278,795
                          =========== ==========     ==========      ========= ==========
Net asset value per
 unit: Type VII.........  $      9.44       5.82           7.58           8.00       9.29
                          =========== ==========     ==========      ========= ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                                                           Federated Insurance
                                                                                Series --
                                     Federated Insurance Series              Service Shares
                          ------------------------------------------------ -------------------
                           American      High                International        High
                            Leaders   Income Bond  Utility   Small Company     Income Bond
                            Fund II     Fund II    Fund II      Fund II          Fund II
                          ----------- ----------- ---------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,228,238 shares;
  cost --
  $105,566,709).........  $93,654,689        --          --          --               --
 High Income Bond Fund
  II (7,207,178 shares;
  cost --
  $62,139,616)..........          --  52,828,611         --          --               --
 Utility Fund II
  (4,522,064 shares;
  cost -- 59,415,015)...          --         --   48,024,323         --               --
 International Small
  Company Fund II
  (401,101 shares;
  cost --  $2,292,711)..          --         --          --    2,085,724              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (619,935 shares;
  cost -- $4,974,865)...          --         --          --          --         4,544,126
Dividends Receivable....          --         --          --          --               --
Receivable from
 affiliate..............          --         --          --          --               --
Receivable for units
 sold...................       34,110     17,643      20,287       3,999           39,782
                          ----------- ----------  ----------   ---------        ---------
 Total assets...........   93,688,799 52,846,254  48,044,610   2,089,723        4,583,908
                          ----------- ----------  ----------   ---------        ---------
Liabilities.............
Accrued expenses payable
 to affiliate (note 3)..       65,458     41,116      35,397         480            1,391
Payable for units
 withdrawn..............        8,241     15,149      15,172         --               --
                          ----------- ----------  ----------   ---------        ---------
 Total liabilities......       73,699     56,265      50,569         480            1,391
                          ----------- ----------  ----------   ---------        ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $93,615,100 52,789,989  47,994,041   2,089,243        4,582,517
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 I (note 2).............      299,855    225,445     215,510         --               --
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type I...........  $     15.69      13.32       15.07         --               --
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 II (note 2)............    4,296,873  2,838,914   2,418,221         --               --
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type II..........  $     15.48      13.09       14.81         --               --
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 III (note 2)...........    2,149,395  1,367,326     973,046     190,148           44,296
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type III.........  $      9.21       8.43        8.17        9.50             6.55
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 IV (note 2)............      314,632    134,203     125,982      22,483          177,775
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type IV..........  $      8.26       8.19        7.80        9.49             6.55
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 V (note 2).............          --         --          --          --               --
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type V...........  $       --         --          --          --               --
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 VI (note 2)............          --         --          --       97,958          197,237
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type VI..........  $       --         --          --         5.43             8.76
                          =========== ==========  ==========   =========        =========
Outstanding units: Type
 VII (note 2)...........          --         --          --       18,960           95,532
                          =========== ==========  ==========   =========        =========
Net asset value per
 unit: Type VII.........  $       --         --          --         5.42             8.74
                          =========== ==========  ==========   =========        =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                                           PBHG Insurance Series
                                   Alger American Fund          Fund, Inc.
                                -------------------------- ---------------------
                                                              PBHG
                                    Small       LargeCap   Large Cap     PBHG
                                Capitalization   Growth      Growth   Growth II
                                  Portfolio     Portfolio  Portfolio  Portfolio
                                -------------- ----------- ---------- ----------
Assets
Investments in Alger American
 Fund, at fair value (note 2):
 Small Capitalization
  Portfolio (5,706,255 shares;
  cost -- $156,342,493).......   $81,713,567           --         --         --
 LargeCap Growth Portfolio
  (7,967,737 shares; cost --
   $415,184,137)..............           --    257,756,298        --         --
Investments in PBHG Insurance
 Series Fund, Inc., at fair
 value (note 2):
 PBHG Large Cap Growth
  Portfolio (2,551,382 shares;
  cost -- $62,849,093)........           --            --  40,669,028        --
 PBHG Growth II Portfolio
  (2,661,791 shares; cost --
   $34,343,305)...............           --            --         --  25,606,427
Dividends Receivable..........           --            --         --         --
Receivable from affiliate.....           --            --         --         --
Receivable for units sold.....           --          2,825        --   1,582,563
                                 -----------   ----------- ---------- ----------
 Total assets.................    81,713,567   257,759,123 40,669,028 27,188,990
                                 -----------   ----------- ---------- ----------
Liabilities...................
Accrued expenses payable to
 affiliate (note 3)...........        69,696       159,714     47,385     16,165
Payable for units withdrawn...       196,942       387,203    103,463     65,678
                                 -----------   ----------- ---------- ----------
 Total liabilities............       266,638       546,917    150,848     81,843
                                 -----------   ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $81,446,929   257,212,206 40,518,180 27,107,147
                                 ===========   =========== ========== ==========
Outstanding units: Type I
 (note 2).....................       716,603       755,136    208,221    276,895
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 I............................   $      7.49         16.83      15.51       9.30
                                 ===========   =========== ========== ==========
Outstanding units: Type II
 (note 2).....................     7,000,724     9,470,191  2,430,813  2,666,524
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 II...........................   $      7.38         16.57      15.34       9.20
                                 ===========   =========== ========== ==========
Outstanding units: Type III
 (note 2).....................     3,527,824     9,582,479        --         --
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 III..........................   $      6.11          8.05        --         --
                                 ===========   =========== ========== ==========
Outstanding units: Type IV
 (note 2).....................       482,978     1,368,709        --         --
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 IV...........................   $      5.92          7.63        --         --
                                 ===========   =========== ========== ==========
Outstanding units: Type V
 (note 2).....................           --            --         --         --
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 V............................   $       --            --         --         --
                                 ===========   =========== ========== ==========
Outstanding units: Type VI
 (note 2).....................           --            --         --         --
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 VI...........................   $       --            --         --         --
                                 ===========   =========== ========== ==========
Outstanding units: Type VII
 (note 2).....................           --            --         --         --
                                 ===========   =========== ========== ==========
Net asset value per unit: Type
 VII..........................   $       --            --         --         --
                                 ===========   =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                               Janus Aspen Series
                                ------------------------------------------------
                                 Aggressive               Worldwide
                                   Growth      Growth      Growth     Balanced
                                 Portfolio    Portfolio   Portfolio   Portfolio
                                ------------ ----------- ----------- -----------
Assets
Investments in Janus Aspen
 Series, at fair value (note
 2):
 Aggressive Growth Portfolio
  (11,903,273 shares; cost --
   $552,503,596)..............  $230,209,301         --          --          --
 Growth Portfolio (24,740,008
  shares; cost --
   $658,947,013)..............           --  434,681,941         --          --
 Worldwide Growth Portfolio
  (21,662,541shares; cost --
   $765,238,025)..............           --          --  549,795,297         --
 Balanced Portfolio
  (25,027,610 shares; cost --
   $608,620,289)..............           --          --          --  546,102,450
Dividends Receivable..........           --          --          --          --
Receivable from affiliate.....           --          --          --          --
Receivable for units sold.....       127,562     139,736         --        1,211
                                ------------ ----------- ----------- -----------
 Total assets.................   230,336,863 434,821,677 549,795,297 546,103,661
                                ------------ ----------- ----------- -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........       187,417     269,592     366,163     328,925
Payable for units withdrawn...       465,249     167,205     505,220   4,970,082
                                ------------ ----------- ----------- -----------
 Total liabilities............       652,666     436,797     871,383   5,299,007
                                ------------ ----------- ----------- -----------
Net assets attributable to
 variable deferred annuity
 contractholders..............  $229,684,197 434,384,880 548,923,914 540,804,654
                                ============ =========== =========== ===========
Outstanding units: Type I
 (note 2).....................     1,098,408   2,496,648   2,592,411   1,868,336
                                ============ =========== =========== ===========
Net asset value per unit: Type
 I............................  $      21.33       20.36       27.20       21.34
                                ============ =========== =========== ===========
Outstanding units: Type II
 (note 2).....................     6,120,592  12,524,546  13,681,632  15,935,168
                                ============ =========== =========== ===========
Net asset value per unit: Type
 II...........................  $      20.90       19.95       26.66       21.02
                                ============ =========== =========== ===========
Outstanding units: Type III
 (note 2).....................     9,511,836  16,102,060  11,678,523  14,618,703
                                ============ =========== =========== ===========
Net asset value per unit: Type
 III..........................  $       7.40        7.44        8.62       10.32
                                ============ =========== =========== ===========
Outstanding units: Type IV
 (note 2).....................     1,245,643   1,967,296   1,538,999   1,546,788
                                ============ =========== =========== ===========
Net asset value per unit: Type
 IV...........................  $       6.38        7.06        8.44        9.77
                                ============ =========== =========== ===========
Outstanding units: Type V
 (note 2).....................           --          --          --          --
                                ============ =========== =========== ===========
Net asset value per unit: Type
 V............................  $        --          --          --          --
                                ============ =========== =========== ===========
Outstanding units: Type VI
 (note 2).....................           --          --          --          --
                                ============ =========== =========== ===========
Net asset value per unit: Type
 VI...........................  $        --          --          --          --
                                ============ =========== =========== ===========
Outstanding units: Type VII
 (note 2).....................           --          --          --          --
                                ============ =========== =========== ===========
Net asset value per unit: Type
 VII..........................  $        --          --          --          --
                                ============ =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                         Janus Aspen Series (continued)
                                ------------------------------------------------
                                 Flexible   International   Capital     Equity
                                  Income       Growth     Appreciation  Income
                                 Portfolio    Portfolio    Portfolio   Portfolio
                                ----------- ------------- ------------ ---------
Assets
Investments in Janus Aspen
 Series, at fair value (note
 2):
 Flexible Income Portfolio
  (7,559,261 shares; cost --
   $88,440,275)...............  $90,408,766          --           --       --
 International Growth
  Portfolio (7,435,915 shares;
  cost -- $227,568,680).......          --   153,700,367          --       --
 Capital Appreciation
  Portfolio (14,207,205
  shares; cost --
   $401,900,001)..............          --           --   265,532,667      --
 Equity Income Portfolio (128
  shares; cost -- $2,381).....          --           --           --     1,894
Dividends Receivable..........          --           --           --       --
Receivable from affiliate.....          --             3          --       --
Receivable for units sold.....       60,612    1,936,710          --       --
                                -----------  -----------  -----------    -----
 Total assets.................   90,469,378  155,637,080  265,532,667    1,894
                                -----------  -----------  -----------    -----
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........       51,467       98,512      142,033        1
Payable for units withdrawn...          525       44,285    4,389,232      --
                                -----------  -----------  -----------    -----
 Total liabilities............       51,992      142,797    4,531,265        1
                                -----------  -----------  -----------    -----
Net assets attributable to
 variable deferred annuity
 contractholders..............  $90,417,386  155,494,283  261,001,402    1,893
                                ===========  ===========  ===========    =====
Outstanding units: Type I
 (note 2).....................      393,253      668,196      598,811      --
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 I............................  $     15.16        15.85        18.24      --
                                ===========  ===========  ===========    =====
Outstanding units: Type II
 (note 2).....................    3,907,228    5,944,984    7,427,115      --
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 II...........................  $     14.93        15.64        18.04      --
                                ===========  ===========  ===========    =====
Outstanding units: Type III
 (note 2).....................    2,158,133    4,474,019   12,645,985      --
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 III..........................  $     11.06         9.43         8.44      --
                                ===========  ===========  ===========    =====
Outstanding units: Type IV
 (note 2).....................      203,944    1,017,603    1,265,018      --
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 IV...........................  $     10.99         9.33         7.39      --
                                ===========  ===========  ===========    =====
Outstanding units: Type V
 (note 2).....................          941       42,706        2,225      251
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 V............................  $     11.11         5.61         6.00     7.53
                                ===========  ===========  ===========    =====
Outstanding units: Type VI
 (note 2).....................          --           --           --       --
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 VI...........................  $       --           --           --       --
                                ===========  ===========  ===========    =====
Outstanding units: Type VII
 (note 2).....................          --           --           --       --
                                ===========  ===========  ===========    =====
Net asset value per unit: Type
 VII..........................  $       --           --           --       --
                                ===========  ===========  ===========    =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                       Janus Aspen Series -- Service Shares
                                   --------------------------------------------
                                   Global Life   Global   Aggressive
                                    Sciences   Technology   Growth     Growth
                                    Portfolio  Portfolio  Portfolio  Portfolio
                                   ----------- ---------- ---------- ----------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Global Life Sciences Portfolio
  (3,215,253 shares; cost --
   $26,397,301)..................  $23,342,737        --        --          --
 Global Technology Portfolio
  (4,962,746 shares; cost --
   $33,147,774)..................          --  15,434,141       --          --
 Aggressive Growth Portfolio
  (487,090 shares; cost --
   $14,324,868)..................          --         --  9,318,030         --
 Growth Portfolio (951,390
  shares; cost -- $22,923,104)...          --         --        --   16,620,785
Dividends Receivable.............          --         --        --          --
Receivable from affiliate........          --         --        --          --
Receivable for units sold........       97,606     83,424    20,942      20,719
                                   ----------- ---------- ---------  ----------
 Total assets....................   23,440,343 15,517,565 9,338,972  16,641,504
                                   ----------- ---------- ---------  ----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..............        7,382      6,045     3,254       5,600
Payable for units withdrawn......       13,160     12,819       --        4,855
                                   ----------- ---------- ---------  ----------
 Total liabilities...............       20,542     18,864     3,254      10,455
                                   ----------- ---------- ---------  ----------
Net assets attributable to
 variable deferred annuity
 contractholders.................  $23,419,801 15,498,701 9,335,718  16,631,049
                                   =========== ========== =========  ==========
Outstanding units: Type I (note
 2)..............................      169,467    133,966       --          --
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 I...............................  $      8.85       3.23       --          --
                                   =========== ========== =========  ==========
Outstanding units: Type II (note
 2)..............................      918,127  1,656,340       --          --
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 II..............................  $      8.82       3.22       --          --
                                   =========== ========== =========  ==========
Outstanding units: Type III (note
 2)..............................    1,019,791  1,843,465   428,440     670,232
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 III.............................  $      8.80       3.21      5.20        6.39
                                   =========== ========== =========  ==========
Outstanding units: Type IV (note
 2)..............................      119,344    256,760    38,362     105,876
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 IV..............................  $      8.79       3.21      5.19        6.39
                                   =========== ========== =========  ==========
Outstanding units: Type V (note
 2)..............................          --         --        --          --
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 V...............................  $       --         --        --          --
                                   =========== ========== =========  ==========
Outstanding units: Type VI (note
 2)..............................      375,053    805,567 1,663,647   1,756,083
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 VI..............................  $      8.27       3.15      3.50        5.47
                                   =========== ========== =========  ==========
Outstanding units: Type VII (note
 2)..............................       84,618    144,368   311,165     379,073
                                   =========== ========== =========  ==========
Net asset value per unit: Type
 VII.............................  $      8.24       3.14      3.49        5.45
                                   =========== ========== =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                               Janus Aspen Series -- Service Shares (continued)
                               ------------------------------------------------
                                 Capital    Worldwide  International
                               Appreciation   Growth      Growth      Balanced
                                Portfolio   Portfolio    Portfolio   Portfolio
                               ------------ ---------- ------------- ----------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation
  Portfolio (775,630 shares;
  cost -- $18,789,116).......  $14,356,914         --          --           --
 Worldwide Growth Portfolio
  (671,439 shares; cost --
   $22,254,874)..............          --   16,920,258         --           --
 International Growth
  Portfolio (459,036 shares;
  cost -- $11,667,567).......          --          --    9,401,048          --
 Balanced Portfolio
  (1,653,698 shares; cost --
   $39,639,712)..............          --          --          --    37,092,448
Dividends Receivable.........          --          --          --           --
Receivable from affiliate....          --          --          --           --
Receivable for units sold....       29,591     294,543   1,978,095      204,382
                               -----------  ----------  ----------   ----------
 Total assets................   14,386,505  17,214,801  11,379,143   37,296,830
                               -----------  ----------  ----------   ----------
Liabilities..................
Accrued expenses payable to
 affiliate (note 3)..........        4,712       5,519       2,984       11,416
Payable for units withdrawn..      166,407         --      252,058       97,843
                               -----------  ----------  ----------   ----------
 Total liabilities...........      171,119       5,519     255,042      109,259
                               -----------  ----------  ----------   ----------
Net assets attributable to
 variable deferred annuity
 contractholders.............  $14,215,386  17,209,282  11,124,101   37,187,571
                               ===========  ==========  ==========   ==========
Outstanding units: Type I
 (note 2)....................          --          --          --           --
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type I......................  $       --          --          --           --
                               ===========  ==========  ==========   ==========
Outstanding units: Type II
 (note 2)....................          --          --          --           --
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type II.....................  $       --          --          --           --
                               ===========  ==========  ==========   ==========
Outstanding units: Type III
 (note 2)....................      413,263     571,125     408,623    1,226,591
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type III....................  $      7.03        6.76        6.64         9.17
                               ===========  ==========  ==========   ==========
Outstanding units: Type IV
 (note 2)....................       72,467     109,802     380,518      176,629
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type IV.....................  $      7.02        6.75        6.64         9.16
                               ===========  ==========  ==========   ==========
Outstanding units: Type V
 (note 2)....................          --          --          --           --
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type V......................  $       --          --          --           --
                               ===========  ==========  ==========   ==========
Outstanding units: Type VI
 (note 2)....................    1,525,763   1,808,508     858,059    2,073,513
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type VI.....................  $      5.86        5.55        5.38         8.63
                               ===========  ==========  ==========   ==========
Outstanding units: Type VII
 (note 2)....................      318,026     463,916     236,097      746,503
                               ===========  ==========  ==========   ==========
Net asset value per unit:
 Type VII....................  $      5.85        5.54        5.37         8.61
                               ===========  ==========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                Goldman Sachs               Salomon Brothers
                          Variable Insurance Trust     Variable Series Fund Inc.
                          ------------------------- --------------------------------
                                                                            Total
                           Growth and    Mid Cap    Strategic  Investors    Return
                          Income Fund   Value Fund  Bond Fund     Fund       Fund
                          ------------ ------------ ---------- ---------- ----------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,820,657 shares;
  cost -- $18,884,138)..  $ 15,639,443          --         --         --         --
 Mid Cap Value Fund
  (11,558,903 shares;
  cost --
   $122,985,048)........           --   122,177,606        --         --         --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (2,251,122 shares;
  cost -- $25,369,582)..           --           --  25,841,501        --         --
 Investors Fund
  (4,456,211 shares;
  cost -- $60,262,748)..           --           --         --  51,959,415        --
 Total Return Fund
  (1,342,146 shares;
  cost -- $14,169,110)..           --           --         --         --  13,609,364
Dividends Receivable....           --           --         --         --         --
Receivable from
 affiliate..............           --           --         --         --         --
Receivable for units
 sold...................        79,557      292,115  1,281,756  4,105,204        --
                          ------------ ------------ ---------- ---------- ----------
 Total assets...........    15,719,000  122,469,721 27,123,257 56,064,619 13,609,364
                          ------------ ------------ ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         7,699       42,098      8,405     17,199      4,857
Payable for units
 withdrawn..............             8    1,597,078      2,929     10,396     13,821
                          ------------ ------------ ---------- ---------- ----------
 Total liabilities......         7,707    1,639,176     11,334     27,595     18,678
                          ------------ ------------ ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 15,711,293  120,830,545 27,111,923 56,037,024 13,590,686
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 I (note 2).............        70,261      531,755     66,533    267,300     27,498
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type I...........  $       7.17        10.68      11.24      13.13      10.66
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 II (note 2)............     1,070,463    5,096,840  1,069,333  1,718,367    546,814
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type II..........  $       7.10        10.58      11.15      13.03      10.58
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 III (note 2)...........       779,214    4,440,717  1,188,022  2,588,878    707,947
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type III.........  $       8.04        12.66      10.87      10.69       9.87
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 IV (note 2)............       183,132      446,288    141,804    254,334     55,013
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       7.33        11.22      10.77       9.68       9.54
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 V (note 2).............           --           --         --         --         --
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type V...........  $        --           --         --         --         --
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 VI (note 2)............           --           --         --         --         --
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type VI..........  $        --           --         --         --         --
                          ============ ============ ========== ========== ==========
Outstanding units: Type
 VII (note 2)...........           --           --         --         --         --
                          ============ ============ ========== ========== ==========
Net asset value per
 unit: Type VII.........  $        --           --         --         --         --
                          ============ ============ ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                         AIM Variable Insurance Funds
                               ------------------------------------------------
                                 AIM V.I.    AIM V.I.
                                 Capital    Aggressive    AIM V.I.    AIM V.I.
                               Appreciation   Growth   New Technology  Growth
                                   Fund        Fund         Fund        Fund
                               ------------ ---------- -------------- ---------
Assets
Investments in AIM Variable
 Insurance Funds, at fair
 value (note 2):
 AIM V.I. Capital
  Appreciation Fund (442,092
  shares; cost --
   $11,717,150)..............   $8,837,415      --           --             --
 AIM V.I. Aggressive Growth
  Fund (76 shares; cost --
   $988).....................          --       723          --             --
 AIM V.I. New Technology Fund
  (1,260 shares; cost --
   $11,534)..................          --       --         9,286            --
 AIM V.I. Growth Fund
  (379,518 shares; cost --
   $7,736,988)...............          --       --           --       5,730,716
Dividends Receivable.........          --       --           --             --
Receivable from affiliate....          --       --           --             --
Receivable for units sold....      278,131      --           --          21,080
                                ----------     ----        -----      ---------
 Total assets................    9,115,546      723        9,286      5,751,796
                                ----------     ----        -----      ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..........        2,996      --             2          1,924
Payable for units withdrawn..          --       --           --             --
                                ----------     ----        -----      ---------
 Total liabilities...........        2,996      --             2          1,924
                                ----------     ----        -----      ---------
Net assets attributable to
 variable deferred annuity
 contractholders.............   $9,112,550      723        9,284      5,749,872
                                ==========     ====        =====      =========
Outstanding units: Type I
 (note 2)....................          --       --           --             --
                                ==========     ====        =====      =========
Net asset value per unit:
 Type I......................   $      --       --           --             --
                                ==========     ====        =====      =========
Outstanding units: Type II
 (note 2)....................          --       --           --             --
                                ==========     ====        =====      =========
Net asset value per unit:
 Type II.....................   $      --       --           --             --
                                ==========     ====        =====      =========
Outstanding units: Type III
 (note 2)....................      298,813      --           --         183,137
                                ==========     ====        =====      =========
Net asset value per unit:
 Type III....................   $     6.42      --           --            6.08
                                ==========     ====        =====      =========
Outstanding units: Type IV
 (note 2)....................       55,917      --           --          18,458
                                ==========     ====        =====      =========
Net asset value per unit:
 Type IV.....................   $     6.42      --           --            6.07
                                ==========     ====        =====      =========
Outstanding units: Type V
 (note 2)....................          288      120        3,517            --
                                ==========     ====        =====      =========
Net asset value per unit:
 Type V......................   $     5.36     6.01         2.64            --
                                ==========     ====        =====      =========
Outstanding units: Type VI
 (note 2)....................      928,282      --           --         712,092
                                ==========     ====        =====      =========
Net asset value per unit:
 Type VI.....................   $     5.24      --           --            4.53
                                ==========     ====        =====      =========
Outstanding units: Type VII
 (note 2)....................      377,287      --           --         287,933
                                ==========     ====        =====      =========
Net asset value per unit:
 Type VII....................   $     5.22      --           --            4.51
                                ==========     ====        =====      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                 AIM Variable Insurance Funds (continued)
                          -------------------------------------------------------
                                      AIM V.I.   AIM V.I.   AIM V.I.   AIM V.I.
                                       Global   Government Growth and   Capital
                           AIM V.I.   Utilities Securities   Income   Development
                          Value Fund    Fund       Fund       Fund       Fund
                          ----------- --------- ---------- ---------- -----------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Value Fund
  (1,065,414 shares;
  cost -- $27,310,042)..  $23,098,185    --         --         --          --
 AIM V.I. Global
  Utilities Fund (53
  shares; cost --
   $107)................          --     828        --         --          --
 AIM V.I. Government
  Securities Fund (767
  shares; cost --
   $8,793)..............          --     --       9,141        --          --
 AIM V.I. Growth and
  Income Fund (191
  shares; cost --
   $3,807)..............          --     --         --       3,376         --
 AIM V.I. Capital
  Development Fund (411
  shares; cost --
   $4,887)..............          --     --         --         --        4,258
Dividends Receivable....          --     --         --         --          --
Receivable from
 affiliate..............          --     --         --         --          --
Receivable for units
 sold...................      171,675    --         --         --          --
                          -----------   ----      -----      -----       -----
 Total assets...........   23,269,860    828      9,141      3,376       4,258
                          -----------   ----      -----      -----       -----
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        7,359      1          1          2           1
Payable for units
 withdrawn..............          --     --         --         --          --
                          -----------   ----      -----      -----       -----
 Total liabilities......        7,359      1          1          2           1
                          -----------   ----      -----      -----       -----
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $23,262,501    827      9,140      3,374       4,257
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 I (note 2).............          --     --         --         --          --
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type I...........  $       --     --         --         --          --
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 II (note 2)............          --     --         --         --          --
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type II..........  $       --     --         --         --          --
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 III (note 2)...........      887,780    --         --         --          --
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type III.........  $      7.93    --         --         --          --
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 IV (note 2)............      128,118    --         --         --          --
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type IV..........  $      7.93    --         --         --          --
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 V (note 2).............          --     117        823        552         506
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type V...........  $       --    7.05      11.11       6.11        8.41
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 VI (note 2)............    1,647,650    --         --         --          --
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type VI..........  $      6.67    --         --         --          --
                          ===========   ====      =====      =====       =====
Outstanding units: Type
 VII (note 2)...........      634,076    --         --         --          --
                          ===========   ====      =====      =====       =====
Net asset value per
 unit: Type VII.........  $      6.65    --         --         --          --
                          ===========   ====      =====      =====       =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                       MFS Variable Insurance Trust                              Dreyfus
                          ------------------------------------------------------ ----------------------------------------
                                                                                 Dreyfus Investments
                                        MFS Growth       MFS                         Portfolios-         The Dreyfus
                               MFS      With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                          Growth Series   Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ------------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (1,278,462 shares;
  cost -- $14,190,220)..   $10,764,648         --           --             --              --                   --
 MFS Growth With Income
  Series (447,595
  shares; cost --
   $8,146,689)..........           --    7,071,995          --             --              --                   --
 MFS New Discovery
  Series (535,419
  shares; cost --
   $8,150,792)..........           --          --     6,467,860            --              --                   --
 MFS Utility Series
  (669,633 shares;
  cost -- $13,182,436)..           --          --           --      10,573,504                                  --
Investments in Dreyfus,
 at fair value
 (note 2):..............
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (113,079 shares;
  cost -- $1,039,393)...           --          --           --             --          889,934                  --
 The Socially
  Responsible Growth
  Fund, Inc. (198,489
  shares; cost --
  $6,513,894)...........           --          --           --             --              --             4,827,261
Dividend Receivable.....           --          --           --             --              --                   --
Receivable from
 affiliate..............           --          --           --             --              --                   --
Receivable for units
 sold...................        31,071      33,045       20,353        112,432          66,383                  678
                           -----------   ---------    ---------     ----------         -------            ---------
 Total assets...........    10,795,719   7,105,040    6,488,213     10,685,936         956,317            4,827,939
                           -----------   ---------    ---------     ----------         -------            ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         3,467       2,233        2,109          3,413             300                1,588
Payable for units
 withdrawn..............           --          --           --             --              --                   --
                           -----------   ---------    ---------     ----------         -------            ---------
 Total liabilities......         3,467       2,233        2,109          3,413             300                1,588
                           -----------   ---------    ---------     ----------         -------            ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $10,792,252   7,102,807    6,486,104     10,682,523         956,017            4,826,351
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 I (note 2).............           --          --           --             --              --                   --
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type I...........   $       --          --           --             --              --                   --
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 II (note 2)............           --          --           --             --              --                   --
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type II..........   $       --          --           --             --              --                   --
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 III (note 2)...........       350,581     293,908      294,048        404,946          28,846               40,445
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type III.........   $      6.44        7.77         7.89           7.75            8.36                 6.91
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 IV (note 2)............        50,240      21,260       26,309         35,570             --                 8,260
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type IV..........   $      6.44        7.77         7.89           7.74            8.36                 6.91
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 V (note 2).............           --          --           --             --              --                   --
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type V...........   $       --          --           --             --              --                   --
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 VI (note 2)............     1,136,518     443,293      473,104        718,364          93,599              635,098
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type VI..........   $      5.82        7.56         6.67           7.59            6.17                 6.01
                           ===========   =========    =========     ==========         =======            =========
Outstanding units: Type
 VII (note 2)...........       275,247     172,766      120,734        239,960          22,299              112,330
                           ===========   =========    =========     ==========         =======            =========
Net asset value per
 unit: Type VII.........   $      5.80        7.54         6.65           7.57            6.16                 5.99
                           ===========   =========    =========     ==========         =======            =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                        PIMCO Variable Insurance Trust
                               ------------------------------------------------
                                Foreign   Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                               Portfolio  Bond Portfolio Portfolio   Portfolio
                               ---------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio
  (177,266 shares; cost --
   $1,695,343)...............  $1,710,617          --          --          --
 Long-Term U.S Government
  Bond Portfolio (1,471,484
  shares; cost --
   $15,525,079)..............         --    16,127,462         --          --
 High Yield Bond Portfolio
  (959,029 shares; cost --
   $7,716,418)...............         --           --    7,355,756
 Total Return Bond Portfolio
  (3,230,115 shares; cost --
   $31,930,314)..............         --           --          --   32,817,970
Dividends Receivable.........       4,349       41,352      40,889      95,061
Receivable from affiliate....         --           --          --          --
Receivable for units sold....         --        98,844      59,044     735,201
                               ----------   ----------   ---------  ----------
 Total assets................   1,714,966   16,267,658   7,455,689  33,648,232
                               ----------   ----------   ---------  ----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..........       4,856       46,111      43,136     104,870
Payable for units withdrawn..       1,876        1,638         --          --
                               ----------   ----------   ---------  ----------
 Total liabilities...........       6,732       47,749      43,136     104,870
                               ----------   ----------   ---------  ----------
Net assets attributable to
 variable deferred annuity
 contractholders.............  $1,708,234   16,219,909   7,412,553  33,543,362
                               ==========   ==========   =========  ==========
Outstanding units: Type I
 (note 2)....................         --           --          --          --
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type I......................  $      --           --          --          --
                               ==========   ==========   =========  ==========
Outstanding units: Type II
 (note 2)....................         --           --          --          --
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type II.....................  $      --           --          --          --
                               ==========   ==========   =========  ==========
Outstanding units: Type III
 (note 2)....................     100,815      489,409     302,060     980,876
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type III....................  $    10.76        11.06        9.76       10.90
                               ==========   ==========   =========  ==========
Outstanding units: Type IV
 (note 2)....................       1,933       63,184      17,200     339,643
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type IV.....................  $    10.76        11.05        9.76       10.90
                               ==========   ==========   =========  ==========
Outstanding units: Type V
 (note 2)....................         --           --          --          --
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type V......................  $      --           --          --          --
                               ==========   ==========   =========  ==========
Outstanding units: Type VI
 (note 2)....................      47,113      634,358     326,276   1,167,589
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type VI.....................  $    10.91        11.83        9.59       11.31
                               ==========   ==========   =========  ==========
Outstanding units: Type VII
 (note 2)....................       8,150      220,713     122,132     526,974
                               ==========   ==========   =========  ==========
Net asset value per unit:
 Type VII....................  $    10.88        11.80        9.56       11.28
                               ==========   ==========   =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- ------------------------------------------------
                                          Growth and
                                            Income        Premier Growth      Quasar
                             OTC Fund      Portfolio         Portfolio      Portfolio
                          -------------- --------------- ----------------- --------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (369,113
  shares; cost --
   $7,077,803)..........    $4,067,627               --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (1,931,462
  shares; cost --
   $44,053,822).........           --         38,494,028               --             --
 Premier Growth
  Portfolio (839,740
  shares; cost --
   $24,017,214).........           --                --         18,297,937            --
 Quasar Portfolio
  (322,844 shares;
  cost -- $3,342,143)...           --                --                --       2,569,841
Dividends Receivable....           --                --                --             --
Receivable from
 affiliate..............           --                --                --             --
Receivable for units
 sold...................         3,130           451,479            55,459         12,367
                            ----------   ---------------   --------------- --------------
 Total assets...........     4,070,757        38,945,507        18,353,396      2,582,208
                            ----------   ---------------   --------------- --------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         1,518            12,226             6,226            880
Payable for units
 withdrawn..............         8,999               --                --             --
                            ----------   ---------------   --------------- --------------
 Total liabilities......        10,517            12,226             6,226            880
                            ----------   ---------------   --------------- --------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $4,060,240        38,933,281        18,347,170      2,581,328
                            ==========   ===============   =============== ==============
Outstanding units: Type
 I (note 2).............           --                --                --             --
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type I...........    $      --                --                --             --
                            ==========   ===============   =============== ==============
Outstanding units: Type
 II (note 2)............           --                --                --             --
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type II..........    $      --                --                --             --
                            ==========   ===============   =============== ==============
Outstanding units: Type
 III (note 2)...........       215,875         1,471,103           660,371         86,529
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type III.........    $     4.17              9.55              7.03           7.24
                            ==========   ===============   =============== ==============
Outstanding units: Type
 IV (note 2)............        14,300           203,102            73,310          3,700
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type IV..........    $     4.17              9.54              7.03           7.24
                            ==========   ===============   =============== ==============
Outstanding units: Type
 V (note 2).............           --                --                --             --
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type V...........    $      --                --                --             --
                            ==========   ===============   =============== ==============
Outstanding units: Type
 VI (note 2)............       846,934         1,759,115         1,642,002        269,267
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type VI..........    $     2.91              9.62              5.71           5.96
                            ==========   ===============   =============== ==============
Outstanding units: Type
 VII (note 2)...........       219,253           627,497           669,046         54,416
                            ==========   ===============   =============== ==============
Net asset value per
 unit: Type VII.........    $     2.90              9.60              5.70           5.94
                            ==========   ===============   =============== ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

                                           Prudential Series Funds
                              -------------------------------------------------
                              SP Prudential                        SP Jennison
                              U.S. Emerging Prudential Prudential International
                                 Growth      Jennison    Equity      Growth
                                Portfolio   Portfolio  Portfolio    Portfolio
                              ------------- ---------- ---------- -------------
Assets
Investments in Prudential
 Series Funds, at fair value
 (note 2):
 U.S. Emerging Growth
  Portfolio (8,957 shares;
  cost -- $66,354)..........     $51,593         --       --            --
 Prudential Jennison
  Portfolio (914 shares;
  cost -- $14,257)..........         --       14,410      --            --
 Prudential Equity Portfolio
  (0 shares; cost -- $0)....         --          --       --
 Jennison International
  Growth Portfolio (1,880
  shares; cost -- $11,241)..         --          --       --          9,436
Dividends Receivable........         --          --       --            --
Receivable from affiliate...         --          --       --            --
Receivable for units sold...         --          --       --            --
                                 -------      ------      ---         -----
 Total assets...............      51,593      14,410      --          9,436
                                 -------      ------      ---         -----
Liabilities
Accrued expenses payable to
 affiliate (note 3).........          17           4      --              3
Payable for units
 withdrawn..................         --          --       --            --
                                 -------      ------      ---         -----
 Total liabilities..........          17           4      --              3
                                 -------      ------      ---         -----
Net assets attributable to
 variable deferred annuity
 contractholders............     $51,576      14,406      --          9,433
                                 =======      ======      ===         =====
Outstanding units: Type I
 (note 2)...................         --          --       --            --
                                 =======      ======      ===         =====
Net asset value per unit:
 Type I.....................     $   --          --       --            --
                                 =======      ======      ===         =====
Outstanding units: Type II
 (note 2)...................         --          --       --            --
                                 =======      ======      ===         =====
Net asset value per unit:
 Type II....................     $   --          --       --            --
                                 =======      ======      ===         =====
Outstanding units: Type III
 (note 2)...................       6,932       1,913      --          1,369
                                 =======      ======      ===         =====
Net asset value per unit:
 Type III...................     $  7.44        7.53      --           6.89
                                 =======      ======      ===         =====
Outstanding units: Type IV
 (note 2)...................         --          --       --            --
                                 =======      ======      ===         =====
Net asset value per unit:
 Type IV....................     $   --          --       --            --
                                 =======      ======      ===         =====
Outstanding units: Type V
 (note 2)...................         --          --       --            --
                                 =======      ======      ===         =====
Net asset value per unit:
 Type V.....................     $   --          --       --            --
                                 =======      ======      ===         =====
Outstanding units: Type VI
 (note 2)...................         --          --       --            --
                                 =======      ======      ===         =====
Net asset value per unit:
 Type VI....................     $   --          --       --            --
                                 =======      ======      ===         =====
Outstanding units: Type VII
 (note 2)...................         --          --       --            --
                                 =======      ======      ===         =====
Net asset value per unit:
 Type VII...................     $   --          --       --            --
                                 =======      ======      ===         =====


           See accompanying notes to unaudited financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations
                                  (Unaudited)

                                                     GE Investments Funds, Inc.
                         -------------------------------------------------------------------------------------
                         S&P 500 Index  Money Market Total Return  International   Real Estate   Global Income
                             Fund           Fund         Fund       Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------  ------------- --------------- -------------
                                                Nine months ended September 30, 2001
                         -------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $         --    18,298,412          --             --            --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       314,780      515,295      116,322         15,438        34,491         2,256
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     4,538,962    2,702,717      789,393        138,578       373,563        33,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     1,749,965    2,216,276      366,091         75,120       114,663           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       204,935      487,851       44,961         21,418        12,808           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           124        3,953           17             17            37           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       100,166      120,852          --             --            --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        44,592       30,440          --             --            --            --
                         -------------   ----------  -----------    -----------     ---------       -------
Net investment income
 (expense)..............    (6,953,524)  12,221,028   (1,316,784)      (250,571)     (535,562)      (35,448)
                         -------------   ----------  -----------    -----------     ---------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (18,236,982)         --      (588,399)    (6,404,769)    1,544,826       (38,441)
 Unrealized appreciation
  (depreciation) on
  investments...........  (127,863,925)         --   (12,165,822)    (4,510,496)    3,088,487       204,760
 Capital gain
  distributions.........           --           --           --             --            --            --
                         -------------   ----------  -----------    -----------     ---------       -------
Net realized and
 unrealized gain (loss)
 on investments.........  (146,100,907)         --   (12,754,221)   (10,915,265)    4,633,313       166,319
                         -------------   ----------  -----------    -----------     ---------       -------
Increase (decrease) in
 net assets from
 operations............. $(153,054,431)  12,221,028  (14,071,005)   (11,165,836)    4,097,751       130,871
                         =============   ==========  ===========    ===========     =========       =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                             GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------------------
                         Mid-Cap Value   Income    U.S. Equity  Premier Growth Value Equity Small-Cap Value
                          Equity Fund     Fund        Fund       Equity Fund       Fund       Equity Fund
                         -------------  ---------  -----------  -------------- ------------ ---------------
                                              Nine months ended September 30, 2001
                         ----------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $        --          --           --            --           --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       52,719      97,797       17,050         7,808          --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      690,426     431,449      344,869       239,609          --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      453,448     189,625      377,015       502,297       10,904        20,247
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       50,833      28,211       31,583        40,590        2,071           671
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           37          31           71            12          --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       33,801         --        17,212        20,549       12,337        18,738
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............       13,892         --        19,826         7,060        5,523         7,013
                         ------------   ---------  -----------   -----------     --------      --------
Net investment income
 (expense)..............   (1,295,156)   (747,113)    (807,626)     (817,925)     (30,835)      (46,669)
                         ------------   ---------  -----------   -----------     --------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    1,391,061     503,478   (2,212,836)   (3,630,851)     (70,444)     (107,714)
 Unrealized appreciation
  (depreciation) on
  investments...........  (16,600,341)  4,908,128  (11,696,462)  (12,692,445)    (706,868)     (397,696)
 Capital gain
  distributions.........          --          --           --            --           --            --
                         ------------   ---------  -----------   -----------     --------      --------
Net realized and
 unrealized gain (loss)
 on investments.........  (15,209,280)  5,411,606  (13,909,298)  (16,323,296)    (777,312)     (505,410)
                         ------------   ---------  -----------   -----------     --------      --------
Increase (decrease) in
 net assets from
 operations............. $(16,504,436)  4,664,493  (14,716,924)  (17,141,221)    (808,147)     (552,079)
                         ============   =========  ===========   ===========     ========      ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                            Oppenheimer Variable
                                                                                              Account Funds --
                                      Oppenheimer Variable Account Funds                       Class 2 Shares
                         ----------------------------------------------------------------  -----------------------
                                                                                                       Main Street
                                       Capital      Aggressive                 Multiple      Global     Growth &
                            Bond     Appreciation     Growth     High Income  Strategies   Securities    Income
                          Fund/VA      Fund/VA       Fund/VA       Fund/VA      Fund/VA     Fund/VA      Fund/VA
                         ----------  ------------  ------------  -----------  -----------  ----------  -----------
                                                Nine months ended September 30, 2001
                         -----------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $7,066,950     2,112,821     2,642,952   14,180,461    3,496,216      14,637      19,248
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    108,545       384,352       565,684      212,466      201,617         --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    670,780     2,222,329     1,620,993      994,185      564,987         --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............    233,813       836,455       517,573      198,843      161,027      20,143      16,444
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............     26,834       102,505        60,289       19,363       23,656       1,746       4,427
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --           --           --          --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............        --            --            --           --           --       34,934      45,663
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        --            --            --           --           --        9,054      21,635
                         ----------  ------------  ------------  -----------  -----------  ----------  ----------
Net investment income
 (expense)..............  6,026,978    (1,432,820)     (121,587)  12,755,604    2,544,929     (51,240)    (68,921)
                         ----------  ------------  ------------  -----------  -----------  ----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (581,281)   (4,282,444)  (40,817,510)  (6,277,213)    (654,204)   (269,432)   (144,593)
 Unrealized appreciation
  (depreciation) on
  investments...........  2,373,625  (117,806,150) (131,424,940) (12,446,214) (13,583,316) (2,257,580) (1,785,189)
 Capital gain
  distributions.........        --     31,705,481    41,238,550          --     4,669,829     275,501         --
                         ----------  ------------  ------------  -----------  -----------  ----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  1,792,344   (90,383,113) (131,003,900) (18,723,427)  (9,567,691) (2,251,511) (1,929,782)
                         ----------  ------------  ------------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations............. $7,819,322   (91,815,933) (131,125,488)  (5,967,823)  (7,022,762) (2,302,751) (1,998,703)
                         ==========  ============  ============  ===========  ===========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                               Variable Insurance              Variable Insurance
                     Variable Insurance Products Fund           Products Fund II                Products Fund III
                  ----------------------------------------  -------------------------  ------------------------------------
                                                               Asset                    Growth &       Growth
                  Equity-Income     Growth      Overseas      Manager     Contrafund     Income     Opportunities  Mid Cap
                    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio     Portfolio   Portfolio
                  -------------  ------------  -----------  -----------  ------------  -----------  ------------- ---------
                                                               Nine months ended                Nine months ended
                   Nine months ended September 30, 2001        September 30, 2001              September 30, 2001
                  ----------------------------------------  -------------------------  ------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $  10,751,730       457,109    4,520,673   14,387,162     3,829,793    1,773,855       298,008     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  3).............     1,114,319     1,138,848      313,076    1,913,894       405,878       49,330        26,099     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  3).............     4,478,939     3,057,666      362,701      859,624     3,201,004      889,425       490,128     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  3).............       781,848     1,480,103      130,192      192,516     1,129,396      451,512       229,093     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  3).............        84,346       132,795       38,236       25,477       140,445       64,627        24,601     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  3).............           --            --           105          --            --           124            97      25
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  3).............           --            --           --           --            --           --            --      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  3).............           --            --           --           --            --           --            --      --
                  -------------  ------------  -----------  -----------  ------------  -----------   -----------    ----
Net investment
 income
 (expense).......     4,292,278    (5,352,303)   3,676,363   11,395,651    (1,046,930)     318,837      (472,010)    (25)
                  -------------  ------------  -----------  -----------  ------------  -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....     3,605,694   (28,619,948) (16,931,289)  (5,511,287)   (9,233,397)  (4,606,843)   (7,525,568)   (424)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (128,632,062) (199,497,115) (19,554,745) (52,021,626) (100,834,383) (27,262,964)  (11,609,246)    (70)
 Capital gain
  distributions..    30,207,242    42,968,241    7,145,580    5,395,186    13,516,916    5,695,008           --      --
                  -------------  ------------  -----------  -----------  ------------  -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments.....   (94,819,126) (185,148,822) (29,340,454) (52,137,727)  (96,550,864) (26,174,799)  (19,134,814)   (494)
                  -------------  ------------  -----------  -----------  ------------  -----------   -----------    ----
Increase
 (decrease) in
 net assets from
 operations...... $ (90,526,848) (190,501,125) (25,664,091) (40,742,077)  (97,597,794) (25,855,962)  (19,606,824)   (519)
                  =============  ============  ===========  ===========  ============  ===========   ===========    ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                         Variable Insurance      Variable Insurance
                         Variable Insurance Products     Products Fund II --    Products Fund III --
                           Fund -- Service Class 2         Service Class 2         Service Class 2
                         ------------------------------  ------------------- --------------------------
                          Equity-Income      Growth          Contrafund      Growth & Income  Mid Cap
                            Portfolio      Portfolio          Portfolio         Portfolio    Portfolio
                         ---------------  -------------  ------------------- --------------- ----------
                              Nine months ended           Nine months ended      Nine months ended
                              September 30, 2001         September 30, 2001      September 30, 2001
                         ------------------------------  ------------------- --------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $       35,135          2,855          32,381            26,281           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --             --              --                --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --             --              --                --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          39,957         24,581          25,900            11,794        28,132
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           2,847          4,971           5,253             2,968         2,991
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --             --              --                --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          51,757         70,516          61,903            20,039        86,655
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          24,336         22,156          31,056            18,294        20,031
                          --------------  -------------      ----------        ----------    ----------
Net investment income
 (expense)..............         (83,762)      (119,369)        (91,731)          (26,814)     (137,809)
                          --------------  -------------      ----------        ----------    ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (197,466)      (506,955)       (106,520)          (76,953)      (72,774)
 Unrealized appreciation
  (depreciation) on
  investments...........      (2,559,087)    (4,558,747)     (2,171,673)       (1,146,023)   (1,269,572)
 Capital gain
  distributions.........         101,121        268,326         121,429            84,378           --
                          --------------  -------------      ----------        ----------    ----------
Net realized and
 unrealized gain (loss)
 on investments.........      (2,655,432)    (4,797,376)     (2,156,764)       (1,138,598)   (1,342,346)
                          --------------  -------------      ----------        ----------    ----------
Increase (decrease) in
 net assets from
 operations.............  $   (2,739,194)    (4,916,746)     (2,248,495)       (1,165,412)   (1,480,155)
                          ==============  =============      ==========        ==========    ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                               Federated Insurance
                                                                                                    Series --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                                                Nine months ended
                                         Nine months ended September 30, 2001                  September 30, 2001
                         --------------------------------------------------------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............   $  1,436,629       6,110,044       1,826,389              --              128,479
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............         49,118          39,188          33,501              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        799,743         471,136         430,422              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        253,743         151,285         108,748            1,090               8,140
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............         35,163          18,671          11,105            4,569                 870
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --              --              --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --              --              --             3,324              11,197
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --              --              --             1,161               7,682
                           ------------      ----------      ----------         --------            --------
Net investment income
 (expense)..............        298,862       5,429,764       1,242,613          (10,144)            100,590
                           ------------      ----------      ----------         --------            --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (560,604)     (6,697,692)     (1,953,597)         (89,845)            (23,525)
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,514,726)     (1,099,848)     (6,515,250)        (205,257)           (427,540)
 Capital gain
  distributions.........        626,169             --              --               --                  --
                           ------------      ----------      ----------         --------            --------
Net realized and
 unrealized gain (loss)
 on investments.........    (14,449,161)     (7,797,540)     (8,468,847)        (295,102)           (451,065)
                           ------------      ----------      ----------         --------            --------
Increase (decrease) in
 net assets from
 operations.............   $(14,150,298)     (2,367,776)     (7,226,234)        (305,246)           (350,475)
                           ============      ==========      ==========         ========            ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                                                               Nine months ended September 30,
                         Nine months ended September 30, 2001                2001
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............     $     54,701           787,133            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           71,691           160,283         42,877            39,573
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          752,371         2,171,994        502,651           382,637
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          339,332         1,192,704            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           48,260           162,752            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                             ------------       -----------    -----------       -----------
Net investment income
 (expense)..............       (1,156,953)       (2,900,600)      (545,528)         (422,210)
                             ------------       -----------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (54,328,790)      (29,679,843)    (5,153,260)      (36,308,389)
 Unrealized appreciation
  (depreciation) on
  investments...........       (1,819,919)      (95,754,015)   (17,282,722)        8,227,494
 Capital gain
  distributions.........              --         42,682,659            --                --
                             ------------       -----------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (56,148,709)      (82,751,199)   (22,435,982)      (28,080,895)
                             ------------       -----------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............     $(57,305,662)      (85,651,800)   (22,981,510)      (28,503,105)
                             ============       ===========    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                     Nine months ended September 30, 2001
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $         --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       341,271       705,646       919,889      403,571     50,253
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     2,145,232     3,854,339     5,384,573    3,922,955    561,943
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     1,295,198     2,054,860     1,623,414    1,885,016    201,649
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       152,682       237,851       223,385      195,901     23,285
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --          29
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (3,934,383)   (6,852,696)   (8,151,261)  (6,407,443)  (837,159)
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (101,590,716)  (30,988,359)  (27,180,742)  (6,327,092)   343,556
 Unrealized appreciation
  (depreciation) on
  investments...........  (125,491,201) (211,260,974) (250,122,617) (57,946,561) 3,015,071
 Capital gain
  distributions.........           --      1,446,229     1,639,605    7,596,285  2,195,763
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (227,081,917) (240,803,104) (275,663,754) (56,677,368) 5,554,390
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(231,016,300) (247,655,800) (283,815,015) (63,084,811) 4,717,231
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                         Janus Aspen Series (continued)
                         --------------------------------------------------------------
                          International   Capital Appreciation Equity Income High Yield
                         Growth Portfolio      Portfolio         Portfolio   Portfolio
                         ---------------- -------------------- ------------- ----------
                                      Nine months ended September 30, 2001
                         --------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............   $        --                 --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        137,236            148,898          --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      1,351,133          1,950,439          --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        642,842          1,711,933          --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        149,554            161,001          --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            137                124           16           5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --           --          --
                           ------------       ------------         ----         ---
Net investment income
 (expense)..............     (2,280,902)        (3,972,395)         (16)         (5)
                           ------------       ------------         ----         ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (40,924,013)       (27,104,653)         (57)        (37)
 Unrealized appreciation
  (depreciation) on
  investments...........    (38,944,702)       (99,721,324)        (396)         55
 Capital gain
  distributions.........      1,324,240          2,703,263           65         --
                           ------------       ------------         ----         ---
Net realized and
 unrealized gain (loss)
 on investments.........    (78,544,475)      (124,122,714)        (388)         18
                           ------------       ------------         ----         ---
Increase (decrease) in
 net assets from
 operations.............   $(80,825,377)      (128,095,109)        (404)         13
                           ============       ============         ====         ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                          Janus Aspen Series -- Service Shares
                         ------------------------------------------------------------------------
                         Global Life    Global                                         Capital
                          Sciences    Technology      Aggressive                     Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio  Portfolio
                         -----------  -----------  ---------------- ---------------- ------------
                                          Nine months ended September 30, 2001
                         ------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $        --          --             --               --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      16,365        9,071            --               --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     101,827       91,788            --               --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     118,828      107,404         11,836           22,550         14,685
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      12,498       15,757          1,359            4,146          2,805
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --           --             --               --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      27,003       34,774         65,076           94,615         86,147
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............       5,791        5,383         11,447           22,529         20,283
                         -----------  -----------     ----------       ----------     ----------
Net investment income
 (expense)..............    (282,312)    (264,177)       (89,718)        (143,840)      (123,920)
                         -----------  -----------     ----------       ----------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (3,776,782)  (8,528,560)      (801,117)        (510,438)      (344,430)
 Unrealized appreciation
  (depreciation) on
  investments...........  (4,246,343)  (9,045,496)    (4,160,953)      (5,705,786)    (3,998,912)
 Capital gain
  distributions.........         --       152,466            --            30,785         86,152
                         -----------  -----------     ----------       ----------     ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (8,023,125) (17,421,590)    (4,962,070)      (6,185,439)    (4,257,190)
                         -----------  -----------     ----------       ----------     ----------
Increase (decrease) in
 net assets from
 operations............. $(8,305,437) (17,685,767)    (5,051,788)      (6,329,279)    (4,381,110)
                         ===========  ===========     ==========       ==========     ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                              Janus Aspen Series -- Service Shares (continued)
                            ----------------------------------------------------
                               Worldwide      International
                            Growth Portfolio Growth Portfolio Balanced Portfolio
                            ---------------- ---------------- ------------------
                                    Nine months ended September 30, 2001
                            ----------------------------------------------------
Investment income:
Income -- Ordinary
 dividends................    $       --               --                --
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses -- Type I (note
 3).......................            --               --                --
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses -- Type II (note
 3).......................            --               --                --
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses --
 Type III (note 3)........         18,673           11,617            45,299
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses -- Type IV (note
 3).......................          1,904            3,298             7,126
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses -- Type V (note
 3).......................            --               --                --
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses -- Type VI (note
 3).......................         96,293           41,867           113,966
Expenses -- Mortality and
 expense risk charges and
 administrative
 expenses --
 Type VII (note 3)........         24,092           12,865            51,624
                              -----------       ----------        ----------
Net investment income
 (expense)................       (140,962)         (69,647)         (218,015)
                              -----------       ----------        ----------
Net realized and
 unrealized gain (loss) on
 investments:
Net realized gain (loss)..       (484,508)        (727,535)         (206,524)
Unrealized appreciation
 (depreciation) on
 investments..............     (4,812,979)      (2,110,476)       (2,460,306)
Capital gain
 distributions............         29,299           41,248           203,512
                              -----------       ----------        ----------
Net realized and
 unrealized gain (loss) on
 investments..............     (5,268,188)      (2,796,763)       (2,463,318)
                              -----------       ----------        ----------
Increase (decrease) in net
 assets from operations...    $(5,409,150)      (2,866,410)       (2,681,333)
                              ===========       ==========        ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                               Goldman Sachs                   Salomon Brothers
                         Variable Insurance Trust          Variable Series Fund Inc.
                         -------------------------- ----------------------------------------
                         Growth and   Mid Cap Value Strategic Bond  Investors   Total Return
                         Income Fund      Fund           Fund         Fund          Fund
                         -----------  ------------- -------------- -----------  ------------
                             Nine months ended
                            September 30, 2001       Nine months ended September 30, 2001
                         -------------------------- ----------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $       --           --            --             --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       4,787       49,771         5,784         29,349       2,563
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      88,736      470,342        94,430        227,007      51,114
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      78,834      659,939        92,163        363,508      67,722
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,587       50,509        15,440         26,595       6,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --           --            --             --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --           --            --             --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --           --            --             --          --
                         -----------   ----------      --------    -----------    --------
Net investment income
 (expense)..............    (187,944)  (1,230,561)     (207,817)      (646,459)   (127,591)
                         -----------   ----------      --------    -----------    --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (449,089)   3,494,417        54,256     (1,810,808)    (27,567)
 Unrealized appreciation
  (depreciation) on
  investments...........  (2,712,717)  (8,338,608)      777,144     (8,448,693)   (643,503)
 Capital gain
  distributions.........         --           --            --         770,641         --
                         -----------   ----------      --------    -----------    --------
Net realized and
 unrealized gain (loss)
 on investments.........  (3,161,806)  (4,844,191)      831,400     (9,488,860)   (671,070)
                         -----------   ----------      --------    -----------    --------
Increase (decrease) in
 net assets from
 operations............. $(3,349,750)  (6,074,752)      623,583    (10,135,319)   (798,661)
                         ===========   ==========      ========    ===========    ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                            AIM Variable Insurance Funds
                         --------------------------------------------------------------------
                         AIM V.I. Capital  AIM V.I.
                           Appreciation   Aggressive   AIM V.I. New    AIM V.I.     AIM V.I.
                               Fund       Growth Fund Technology Fund Growth Fund  Value Fund
                         ---------------- ----------- --------------- -----------  ----------
                                        Nine months ended September 30, 2001
                         --------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............   $       --         --             --              --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --         --             --              --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --         --             --              --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         7,792        --             --            5,697       33,689
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............         2,734        --             --              597        3,684
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            89         13             26             --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............        40,355        --             --           29,781       88,021
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        18,386        --             --           14,160       34,166
                           -----------       ----         ------      ----------   ----------
Net investment income
 (expense)..............       (69,356)       (13)           (26)        (50,235)    (159,560)
                           -----------       ----         ------      ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (383,590)      (420)        (3,028)       (318,590)    (328,059)
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,517,080)      (105)        (1,035)     (1,726,684)  (4,015,464)
 Capital gain
  distributions.........           --         --             --              --           --
                           -----------       ----         ------      ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments.........    (2,900,670)      (525)        (4,063)     (2,045,274)  (4,343,523)
                           -----------       ----         ------      ----------   ----------
Increase (decrease) in
 net assets from
 operations.............   $(2,970,026)      (538)        (4,089)     (2,095,509)  (4,503,083)
                           ===========       ====         ======      ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                     AIM Variable Insurance Funds (continued)
                         ----------------------------------------------------------------
                                                                              AIM V.I.
                                              AIM V.I.                         Capital
                         AIM V.I. Global     Government    AIM V.I. Growth   Development
                          Utilities Fund  Securities Fund  and Income Fund      Fund
                         ---------------- ---------------- ---------------- -------------
                           Period from      Period from      Period from     Nine Months
                         January 4, 2001   March 19, 2001  February 7, 2001     Ended
                         to September 30, to September 30, to September 30, September 30,
                               2001             2001             2001           2001
                         ---------------- ---------------- ---------------- -------------
Investment income:
 Income -- Ordinary
  dividends.............     $   --             --                --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type I (note 3)......         --             --                --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type II (note 3).....         --             --                --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type III (note 3)....         --             --                --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type IV (note 3).....         --             --                --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type V (note 3)......          13             20                 9              5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type VI (note 3).....         --             --                --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
   Type VII (note 3)....         --             --                --             --
                             -------            ---              ----           ----
Net investment income
 (expense)..............         (13)           (20)               (9)            (5)
                             -------            ---              ----           ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (1,844)            (1)             (231)          (124)
 Unrealized appreciation
  (depreciation) on
  investments...........         721            348              (431)          (629)
 Capital gain
  distributions.........         --             --                --             --
                             -------            ---              ----           ----
Net realized and
 unrealized gain (loss)
 on investments.........      (1,123)           347              (662)          (753)
                             -------            ---              ----           ----
Increase (decrease) in
 net assets from
 operations.............     $(1,136)           327              (671)          (758)
                             =======            ===              ====           ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                       MFS Variable Insurance Trust                                 Dreyfus
                         ---------------------------------------------------------  ----------------------------------------
                                                                                    Dreyfus Investment  The Dreyfus Socially
                         MFS Growth   MFS Growth With     MFS New      MFS Utility  Portfolios-Emerging  Responsible Growth
                           Series      Income Series  Discovery Series   Series      Markets Portfolio       Fund, Inc.
                         -----------  --------------- ---------------- -----------  ------------------- --------------------
                                   Nine months ended September 30, 2001               Nine months ended September 30, 2001
                         ---------------------------------------------------------  ----------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $     4,507         9,390              --        125,583             --                    566
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............         --            --               --            --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         --            --               --            --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      12,278         9,978           11,029        13,845             974                 1,348
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       1,461           739              669         1,754             322                   472
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --               --            --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      58,269        20,151           24,891        34,512           3,732                45,202
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............      14,295         7,302            6,935        15,425             612                 5,505
                         -----------    ----------       ----------    ----------        --------            ----------
Net investment income
 (expense)..............     (81,796)      (28,781)         (43,524)       60,047          (5,640)              (51,961)
                         -----------    ----------       ----------    ----------        --------            ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (281,829)      (55,404)         (78,207)     (175,226)        (19,382)              (27,822)
 Unrealized appreciation
  (depreciation) on
  investments...........  (3,238,668)   (1,069,901)      (1,689,890)   (2,626,911)       (135,270)           (1,654,199)
 Capital gain
  distributions.........      54,391        51,546           83,336       330,861             --                    --
                         -----------    ----------       ----------    ----------        --------            ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (3,466,106)   (1,073,759)      (1,684,761)   (2,471,276)       (154,652)           (1,682,021)
                         -----------    ----------       ----------    ----------        --------            ----------
Increase (decrease) in
 net assets from
 operations............. $(3,547,902)   (1,102,539)      (1,728,285)   (2,411,228)       (160,292)           (1,733,982)
                         ===========    ==========       ==========    ==========        ========            ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                         PIMCO Variable Insurance Trust
                         --------------------------------------------------------------
                                         Long-Term
                         Foreign Bond U.S. Government High Yield Bond Total Return Bond
                          Portfolio   Bond Portfolio     Portfolio        Portfolio
                         ------------ --------------- --------------- -----------------
                                      Nine months ended September 30, 2001
                         --------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............   $16,582        214,781         173,500           457,965
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       --             --              --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............       --             --              --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     3,310         16,851           9,724            36,587
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        77          3,288             748            13,972
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............       --             --              --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............     2,214         34,457          15,987            63,115
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............       548         16,941           8,289            32,507
                           -------        -------        --------         ---------
Net investment income
 (expense)..............    10,433        143,244         138,752           311,784
                           -------        -------        --------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       805         (1,768)        (19,816)           24,005
 Unrealized appreciation
  (depreciation) on
  investments...........    15,331        597,391        (358,597)          882,699
 Capital gain
  distributions.........       --             --              --                --
                           -------        -------        --------         ---------
Net realized and
 unrealized gain (loss)
 on investments.........    16,136        595,623        (378,413)          906,704
                           -------        -------        --------         ---------
Increase (decrease) in
 net assets from
 operations.............   $26,569        738,867        (239,661)        1,218,488
                           =======        =======        ========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                         Rydex Variable Trust   Alliance Variable Products Series Fund, Inc.
                         -------------------- ------------------------------------------------
                                                 Growth and    Premier Growth
                               OTC Fund       Income Portfolio   Portfolio    Quasar Portfolio
                         -------------------- ---------------- -------------- ----------------
                          Nine months ended
                          September 30, 2001        Nine months ended September 30, 2001
                         -------------------- ------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............     $       --             100,077             --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                 --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                 --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           5,329             57,388          22,848          4,251
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             659              8,572           2,688          2,038
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                 --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          30,495             92,443          86,744         12,043
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           8,442             34,835          38,065          3,220
                             -----------         ----------      ----------       --------
Net investment income
 (expense)..............         (44,925)           (93,161)       (150,345)       (21,552)
                             -----------         ----------      ----------       --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (474,768)          (344,361)       (601,458)      (237,084)
 Unrealized appreciation
  (depreciation) on
  investments...........      (2,464,264)        (5,611,439)     (5,321,948)      (755,098)
 Capital gain
  distributions.........             --             775,214         809,253        117,347
                             -----------         ----------      ----------       --------
Net realized and
 unrealized gain (loss)
 on investments.........      (2,939,032)        (5,180,587)     (5,114,153)      (874,835)
                             -----------         ----------      ----------       --------
Increase (decrease) in
 net assets from
 operations.............     $(2,983,957)        (5,273,747)     (5,264,498)      (896,387)
                             ===========         ==========      ==========       ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                    Prudential Series Funds
                         ------------------------------------------------------------------------------
                         SP Prudential U.S.                                            SP Jennison
                          Emerging Growth   Prudential Jennison Prudential Equity  International Growth
                             Portfolio           Portfolio          Portfolio           Portfolio
                         ------------------ ------------------- ------------------ --------------------
                            Period from         Period from                            Period from
                            July 9, 2001    September 17, 2001                        August 6, 2001
                                 to                 to          Nine Months ended           to
                         September 30, 2001 September 30, 2001  September 30, 2001  September 30, 2001
                         ------------------ ------------------- ------------------ --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $    --               --                 --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           193                6                --                     24
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --                 --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --                 --                    --
                              --------              ---                ---                ------
Net investment income
 (expense)..............          (193)              (6)               --                    (24)
                              --------              ---                ---                ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           (25)             --                 --                    (17)
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,761)             153                --                 (1,805)
 Capital gain
  distributions.........           --               --                 --                    --
                              --------              ---                ---                ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,786)             153                --                 (1,822)
                              --------              ---                ---                ------
Increase (decrease) in
 net assets from
 operations.............      $(14,979)             147                --                 (1,846)
                              ========              ===                ===                ======



            See accompanying notes to unaudited financial statements

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                       Statement of Changes in Net Assets
                                  (Unaudited)

                                                      GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------------
                          S&P 500 Index  Money Market  Total Return  International   Real Estate   Global Income
                              Fund           Fund          Fund       Equity Fund  Securities Fund     Fund
                          -------------  ------------  ------------  ------------- --------------- -------------
                                                 Nine months ended September 30, 2001
                          --------------------------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (6,953,524)   12,221,028   (1,316,784)      (250,571)     (535,562)       (35,448)
 Net realized gain
  (loss)................    (18,236,982)          --      (588,399)    (6,404,769)    1,544,826        (38,441)
 Unrealized appreciation
  (depreciation) on
  investments...........   (127,863,925)          --   (12,165,822)    (4,510,496)    3,088,487        204,760
 Capital gain
  distributions.........            --            --           --             --            --             --
                          -------------  ------------  -----------    -----------    ----------      ---------
 Increase (decrease) in
  net assets from
  operations............   (153,054,431)   12,221,028  (14,071,005)   (11,165,836)    4,097,751        130,871
                          -------------  ------------  -----------    -----------    ----------      ---------
From capital
 transactions:
 Net premiums...........     44,280,483   197,092,483    5,500,114      1,587,611     1,949,583         39,711
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (5,845,159)   (3,651,653)    (694,701)      (127,722)     (343,495)        (7,784)
 Surrenders.............    (35,841,143) (144,331,485)  (8,382,152)    (1,676,393)   (2,441,873)      (231,812)
 Cost of insurance and
  administrative expense
  (note 3)..............       (480,239)     (334,307)     (93,867)       (15,631)      (37,125)        (1,848)
 Transfer gain (loss)
  and transfer fees.....        631,373     1,863,513        6,206         45,945       (21,638)          (216)
 Capital Contribution...            --            --           --             --            --             --
 Transfers (to) from the
  Guarantee Account.....     27,967,981     5,879,143    2,713,083        613,290       788,177        238,758
 Interfund transfers....    (24,670,070)  207,169,397    8,012,659      2,364,371     4,737,545        438,914
                          -------------  ------------  -----------    -----------    ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..      6,043,226   263,687,091    7,061,342      2,791,471     4,631,174        475,723
                          -------------  ------------  -----------    -----------    ----------      ---------
Increase (decrease) in
 net assets.............   (147,011,205)  275,908,119   (7,009,663)    (8,374,365)    8,728,925        606,594
Net assets at beginning
 of year................    690,711,476   470,420,998  123,557,997     40,402,870    69,456,939      8,676,064
                          -------------  ------------  -----------    -----------    ----------      ---------
Net assets at end of
 period.................  $ 543,700,271   746,329,117  116,548,334     32,028,505    78,185,864      9,282,658
                          =============  ============  ===========    ===========    ==========      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          Mid-Cap Value    Income    U.S. Equity  Premier Growth Value Equity Small-Cap Value
                           Equity Fund      Fund        Fund       Equity Fund       Fund       Equity Fund
                          -------------  ----------  -----------  -------------- ------------ ---------------
                                                Nine months ended September 30, 2001
                          -----------------------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
Net investment income
 (expense)..............  $ (1,295,156)    (747,113)    (807,626)     (817,925)     (30,835)       (46,669)
 Net realized gain
  (loss)................     1,391,061      503,478   (2,212,836)   (3,630,851)     (70,444)      (107,714)
 Unrealized appreciation
  (depreciation) on
  investments...........   (16,600,341)   4,908,128  (11,696,462)  (12,692,445)    (706,868)      (397,696)
 Capital gain
  distributions.........           --           --           --            --           --             --
                          ------------   ----------  -----------   -----------    ---------     ----------
 Increase (decrease) in
  net assets from
  operations............   (16,504,436)   4,664,493  (14,716,924)  (17,141,221)    (808,147)      (552,079)
                          ------------   ----------  -----------   -----------    ---------     ----------
From capital
 transactions:
 Net premiums...........    20,284,567    2,436,514    9,849,387    11,738,172    5,588,717      7,245,553
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (593,264)    (537,343)    (537,465)     (443,973)         --             --
 Surrenders.............    (6,505,429)  (6,163,876)  (2,502,998)   (2,973,550)     (40,326)       (60,635)
 Cost of insurance and
  administrative expense
  (note 3)..............       (82,094)     (50,768)     (48,849)      (39,240)         (19)          (107)
 Transfer gain (loss)
  and transfer fees.....       538,619       (2,705)     291,963       109,638      188,318        119,669
 Capital Contribution...       (60,748)         --           --            --           --             --
 Transfers (to) from the
  Guarantee Account.....     4,928,915    1,523,089    3,994,898     3,453,720    1,106,282      1,687,478
 Interfund transfers....    28,600,480   32,270,998    4,784,419       672,704       19,327      1,162,530
                          ------------   ----------  -----------   -----------    ---------     ----------
 Increase (decrease) in
  net assets from
  capital transactions..    47,111,046   29,475,909   15,831,355    12,517,471    6,862,299     10,154,488
                          ------------   ----------  -----------   -----------    ---------     ----------
Increase (decrease) in
 net assets.............    30,606,610   34,140,402    1,114,431    (4,623,750)   6,054,152      9,602,409
Net assets at beginning
 of year................   101,375,498   56,610,178   68,103,779    67,268,930      201,271        239,083
                          ------------   ----------  -----------   -----------    ---------     ----------
Net assets at end of
 period.................  $131,982,108   90,750,580   69,218,210    62,645,180    6,255,423      9,841,492
                          ============   ==========  ===========   ===========    =========     ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                                               Oppenheimer Variable
                                                                                                 Account Funds --
                                        Oppenheimer Variable Account Funds                        Class 2 Shares
                          ------------------------------------------------------------------  -----------------------
                                                                                                          Main Street
                                          Capital      Aggressive                 Multiple      Global     Growth &
                                        Appreciation     Growth     High Income  Strategies   Securities    Income
                          Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA      Fund/VA     Fund/VA      Fund/VA
                          ------------  ------------  ------------  -----------  -----------  ----------  -----------
                                                                                                Nine months ended
                                       Nine months ended September 30, 2001                     September 30, 2001
                          ------------------------------------------------------------------  -----------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  6,026,978    (1,432,820)     (121,587)  12,755,604    2,544,929     (51,240)    (68,921)
 Net realized gain
  (loss)................      (581,281)   (4,282,444)  (40,817,510)  (6,277,213)    (654,204)   (269,432)   (144,593)
 Unrealized appreciation
  (depreciation) on
  investments...........     2,373,625  (117,806,150) (131,424,940) (12,446,214) (13,583,316) (2,257,580) (1,785,189)
 Capital gain
  distributions.........           --     31,705,481    41,238,550          --     4,669,829     275,501         --
                          ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............     7,819,322   (91,815,933) (131,125,488)  (5,967,823)  (7,022,762) (2,302,751) (1,998,703)
                          ------------  ------------  ------------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     3,570,436    15,855,939     9,039,419    2,637,327    2,684,926   9,590,613   9,369,501
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (969,172)   (1,822,255)   (1,502,978)  (2,405,491)    (590,274)       (810)    (56,478)
 Surrenders.............    (6,879,576)  (21,742,921)  (23,497,000) (12,737,305)  (8,437,585)   (128,522)   (209,603)
 Cost of insurance and
  administrative expense
  (note 3)..............       (68,916)     (256,146)     (237,907)    (113,685)     (81,372)       (274)       (343)
 Transfer gain (loss)
  and transfer fees.....       (10,717)      123,567       397,359       (6,182)     (23,755)    127,861     186,312
 Capital Contribution...           --            --            --           --           --          --          --
 Transfers (to) from the
  Guarantee Account.....     2,432,457     6,118,408     4,808,446    1,896,365    1,746,166   3,391,163   4,805,695
 Interfund transfers....    44,351,002    (1,938,769)  (33,266,385)    (258,802)  11,049,996     466,313     454,928
                          ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..    42,425,514    (3,662,177)  (44,259,046) (10,987,773)   6,348,102  13,446,344  14,550,012
                          ------------  ------------  ------------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.............    50,244,836   (95,478,110) (175,384,534) (16,955,596)    (674,660) 11,143,593  12,551,309
Net assets at beginning
 of year................    84,833,841   355,034,920   365,985,414  134,672,430   84,299,196     981,217   1,696,476
                          ------------  ------------  ------------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................  $135,078,677   259,556,810   190,600,880  117,716,834   83,624,536  12,124,810  14,247,785
                          ============  ============  ============  ===========  ===========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                                        Variable Insurance
                             Variable Insurance Products Fund            Products Fund II
                          ----------------------------------------  --------------------------
                          Equity-Income     Growth      Overseas    Asset Manager  Contrafund
                            Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                          -------------  ------------  -----------  ------------- ------------
                                                                        Nine months ended
                           Nine months ended September 30, 2001         September 30, 2001
                          ----------------------------------------  --------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   4,292,278    (5,352,303)   3,676,363    11,395,651    (1,046,930)
 Net realized gain
  (loss)................      3,605,694   (28,619,948) (16,931,289)   (5,511,287)   (9,233,397)
 Unrealized appreciation
  (depreciation) on
  investments...........   (128,632,062) (199,497,115) (19,554,745)  (52,021,626) (100,834,383)
 Capital gain
  distributions.........     30,207,242    42,968,241    7,145,580     5,395,186    13,516,916
                          -------------  ------------  -----------   -----------  ------------
 Increase (decrease) in
  net assets from
  operations............    (90,526,848) (190,501,125) (25,664,091)  (40,742,077)  (97,597,794)
                          -------------  ------------  -----------   -----------  ------------
From capital
 transactions:
 Net premiums...........     12,617,757    14,964,761    3,205,984     2,600,294     8,558,667
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (4,850,101)   (3,750,677)    (282,555)   (1,916,008)   (2,692,777)
 Surrenders.............    (57,873,017)  (44,950,162)  (9,839,995)  (48,205,313)  (29,436,821)
 Cost of insurance and
  administrative expense
  (note 3)..............       (506,172)     (519,624)     (93,043)     (513,034)     (340,911)
 Transfer gain (loss)
  and transfer fees.....        (69,270)       40,369      152,961        86,082       251,005
 Capital Contribution...            --            --           --            --            --
 Transfers (to) from the
  Guarantee Account.....      4,476,563    10,449,581      978,137     1,029,356     6,897,123
 Interfund transfers....     27,564,848   (44,650,703)  (3,947,976)   (7,822,501)  (34,564,892)
                          -------------  ------------  -----------   -----------  ------------
 Increase (decrease) in
  net assets from
  capital transactions..    (18,639,392)  (68,416,455)  (9,826,487)  (54,741,124)  (51,328,606)
                          -------------  ------------  -----------   -----------  ------------
Increase (decrease) in
 net assets.............   (109,166,240) (258,917,580) (35,490,578)  (95,483,201) (148,926,400)
Net assets at beginning
 of year................    653,526,987   664,860,747   97,871,266   364,898,368   536,388,646
                          -------------  ------------  -----------   -----------  ------------
Net assets at end of
 period.................  $ 544,360,747   405,943,167   62,380,688   269,415,167   387,462,246
                          =============  ============  ===========   ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                          Variable Insurance Products Fund III
                                        ----------------------------------------
                                                            Growth
                                            Growth &     Opportunities  Mid Cap
                                        Income Portfolio   Portfolio   Portfolio
                                        ---------------- ------------- ---------
                                          Nine months ended September 30, 2001
                                        ----------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......    $    318,837       (472,010)     (25)
 Net realized gain (loss).............      (4,606,843)    (7,525,568)    (424)
 Unrealized appreciation
  (depreciation) on investments.......     (27,262,964)   (11,609,246)     (70)
 Capital gain distributions...........       5,695,008            --       --
                                          ------------    -----------    -----
 Increase (decrease) in net assets
  from operations.....................     (25,855,962)   (19,606,824)    (519)
                                          ------------    -----------    -----
From capital transactions:
 Net premiums.........................       5,645,089      2,475,324    1,015
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................      (1,268,029)      (314,490)     --
 Surrenders...........................      (6,390,027)    (3,051,825)     (81)
 Cost of insurance and administrative
  expense (note 3)....................         (96,162)       (58,985)     --
 Transfer gain (loss) and transfer
  fees................................          45,450          3,969       13
 Capital Contribution.................             --             --       --
 Transfers (to) from the Guarantee
  Account.............................       4,363,791        758,623      --
 Interfund transfers..................      (2,088,457)   (14,758,119)    (347)
                                          ------------    -----------    -----
 Increase (decrease) in net assets
  from capital transactions...........         211,655    (14,945,503)     600
                                          ------------    -----------    -----
Increase (decrease) in net assets.....     (25,644,307)   (34,552,327)      81
Net assets at beginning of year.......     140,982,359     87,708,927    2,278
                                          ------------    -----------    -----
Net assets at end of period...........    $115,338,052     53,156,600    2,359
                                          ============    ===========    =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                             Variable Insurance     Variable Insurance      Variable Insurance
                              Products Fund --      Products Fund II --    Products Fund III --
                              Service Class 2         Service Class 2        Service Class 2
                          ------------------------  ------------------- --------------------------
                          Equity-Income   Growth        Contrafund      Growth & Income  Mid Cap
                            Portfolio   Portfolio        Portfolio         Portfolio    Portfolio
                          ------------- ----------  ------------------- --------------- ----------
                             Nine months ended       Nine months ended      Nine months ended
                             September 30, 2001     September 30, 2001      September 30, 2001
                          ------------------------  ------------------- --------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   (83,762)   (119,369)        (91,731)          (26,814)     (137,809)
 Net realized gain
  (loss)................      (197,466)   (506,955)       (106,520)          (76,953)      (72,774)
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,559,087) (4,558,747)     (2,171,673)       (1,146,023)   (1,269,572)
 Capital gain
  distributions.........       101,121     268,326         121,429            84,378           --
                           -----------  ----------      ----------        ----------    ----------
 Increase (decrease) in
  net assets from
  operations............    (2,739,194) (4,916,746)     (2,248,495)       (1,165,412)   (1,480,155)
                           -----------  ----------      ----------        ----------    ----------
From capital
 transactions:
 Net premiums...........    17,240,365  15,297,062      14,107,474         6,146,191    14,125,450
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       (52,491)     (2,025)            --                --        (43,486)
 Surrenders.............      (203,097)   (269,585)       (281,711)          (81,779)     (255,300)
 Cost of insurance and
  administrative expense
  (note 3)..............          (264)       (590)           (345)              (86)         (471)
 Transfer gain (loss)
  and transfer fees.....       590,531     599,632         171,243           126,263       319,014
 Capital Contribution...           --          --              --                --            --
 Transfers (to) from the
  Guarantee Account.....     5,166,631   5,066,940       3,374,931         1,658,795     6,309,886
 Interfund transfers....        38,616    (391,742)        250,593           596,144       (99,295)
                           -----------  ----------      ----------        ----------    ----------
 Increase (decrease) in
  net assets from
  capital transactions..    22,780,291  20,299,692      17,622,185         8,445,528    20,355,798
                           -----------  ----------      ----------        ----------    ----------
Increase (decrease) in
 net assets.............    20,041,097  15,382,946      15,373,690         7,280,116    18,875,643
Net assets at beginning
 of year................     1,659,806   3,084,578       3,340,238         1,415,627     3,132,107
                           -----------  ----------      ----------        ----------    ----------
Net assets at end of
 period.................   $21,700,903  18,467,524      18,713,928         8,695,743    22,007,750
                           ===========  ==========      ==========        ==========    ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                        Federated Insurance Series
                             ---------------------------------------------------
                                              High
                               American      Income                International
                               Leaders        Bond      Utility    Small Company
                               Fund II      Fund II     Fund II       Fund II
                             ------------  ----------  ----------  -------------
                                   Nine months ended September 30, 2001
                             ---------------------------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................  $    298,862   5,429,764   1,242,613      (10,144)
 Net realized gain (loss)..      (560,604) (6,697,692) (1,953,597)     (89,845)
 Unrealized appreciation
  (depreciation) on
  investments..............   (14,514,726) (1,099,848) (6,515,250)    (205,257)
 Capital gain
  distributions............       626,169         --          --           --
                             ------------  ----------  ----------    ---------
 Increase (decrease) in net
  assets from operations...   (14,150,298) (2,367,776) (7,226,234)    (305,246)
                             ------------  ----------  ----------    ---------
From capital transactions:
 Net premiums..............     3,589,106   1,452,598   1,329,924      769,376
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits............      (884,291)   (427,679)   (534,081)         --
 Surrenders................    (5,919,066) (3,247,510) (3,355,776)    (261,013)
 Cost of insurance and
  administrative expense
  (note 3).................       (81,142)    (40,685)    (41,948)          (8)
 Transfer gain (loss) and
  transfer fees............         3,683       5,538      23,471       74,355
 Capital Contribution......           --          --          --           --
 Transfers (to) from the
  Guarantee Account........     1,836,003   1,122,299   1,560,368      284,959
 Interfund transfers.......     5,354,469  (4,888,745) (1,369,546)   1,439,441
                             ------------  ----------  ----------    ---------
 Increase (decrease) in net
  assets from capital
  transactions.............     3,898,762  (6,024,184) (2,387,588)   2,307,110
                             ------------  ----------  ----------    ---------
Increase (decrease) in net
 assets....................   (10,251,536) (8,391,960) (9,613,822)   2,001,864
Net assets at beginning of
 year......................   103,866,636  61,181,949  57,607,863       87,379
                             ------------  ----------  ----------    ---------
Net assets at end of
 period....................  $ 93,615,100  52,789,989  47,994,041    2,089,243
                             ============  ==========  ==========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                              Federated
                          Insurance Series--                                   PBHG Insurance Series
                            Service Shares         Alger American Fund               Fund, Inc.
                          ------------------ ------------------------------- ---------------------------
                                                 Small                       PBHG Large
                           High Income Bond  Capitalization    Large Cap     Cap Growth   PBHG Growth II
                               Fund II         Portfolio    Growth Portfolio  Portfolio     Portfolio
                          ------------------ -------------- ---------------- -----------  --------------
                          Nine months ended         Nine months ended            Nine months ended
                          September 30, 2001       September 30, 2001            September 30, 2001
                          ------------------ ------------------------------- ---------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............      $  100,590       (1,156,953)      (2,900,600)     (545,528)     (422,210)
 Net realized gain
  (loss)................         (23,525)     (54,328,790)     (29,679,843)   (5,153,260)  (36,308,389)
 Unrealized appreciation
  (depreciation) on
  investments...........        (427,540)      (1,819,919)     (95,754,015)  (17,282,722)    8,227,494
 Capital gain
  distributions.........             --               --        42,682,659           --            --
                              ----------      -----------     ------------   -----------   -----------
 Increase (decrease) in
  net assets from
  operations............        (350,475)     (57,305,662)     (85,651,800)  (22,981,510)  (28,503,105)
                              ----------      -----------     ------------   -----------   -----------
From capital
 transactions:
 Net premiums...........       3,296,382        3,841,184       10,543,364     3,074,287     1,674,923
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (29,446)        (644,646)      (2,281,905)     (280,366)     (129,846)
 Surrenders.............         (38,546)      (5,972,687)     (17,627,712)   (2,864,133)   (2,448,989)
 Cost of insurance and
  administrative expense
  (note 3)..............            (130)         (83,323)        (240,858)      (42,437)      (36,560)
 Transfer gain (loss)
  and transfer fees.....          98,824           (9,758)          41,585        68,819       108,321
 Capital Contribution...             --               --               --            --            --
 Transfers (to) from the
  Guarantee Account.....       1,063,963        2,853,086        6,767,327     4,697,602     3,389,046
 Interfund transfers....         115,576       (6,843,396)     (24,535,945)   (1,028,381)   (5,820,570)
                              ----------      -----------     ------------   -----------   -----------
 Increase (decrease) in
  net assets from
  capital transactions..       4,506,623       (6,859,540)     (27,334,144)    3,625,391    (3,263,675)
                              ----------      -----------     ------------   -----------   -----------
Increase (decrease) in
 net assets.............       4,156,148      (64,165,202)    (112,985,944)  (19,356,119)  (31,766,780)
Net assets at beginning
 of year................         426,369      145,612,131      370,198,150    59,874,299    58,873,927
                              ----------      -----------     ------------   -----------   -----------
Net assets at end of
 period.................      $4,582,517       81,446,929      257,212,206    40,518,180    27,107,147
                              ==========      ===========     ============   ===========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                            Janus Aspen Series
                          --------------------------------------------------------------------------------------
                             Aggressive                        Worldwide                            Flexible
                          Growth Portfolio Growth Portfolio Growth Portfolio Balanced Portfolio Income Portfolio
                          ---------------- ---------------- ---------------- ------------------ ----------------
                                                   Nine months ended September 30, 2001
                          --------------------------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  (3,934,383)      (6,852,696)      (8,151,261)      (6,407,443)         (837,159)
 Net realized gain
  (loss)................    (101,590,716)     (30,988,359)     (27,180,742)      (6,327,092)          343,556
 Unrealized appreciation
  (depreciation) on
  investments...........    (125,491,201)    (211,260,974)    (250,122,617)     (57,946,561)        3,015,071
 Capital gain
  distributions.........             --         1,446,229        1,639,605        7,596,285         2,195,763
                           -------------     ------------     ------------      -----------        ----------
 Increase (decrease) in
  net assets from
  operations............    (231,016,300)    (247,655,800)    (283,815,015)     (63,084,811)        4,717,231
                           -------------     ------------     ------------      -----------        ----------
From capital
 transactions:
 Net premiums...........      12,080,528       16,204,743       15,469,622       20,335,432         3,079,113
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (2,351,489)      (4,519,514)      (5,322,403)      (4,386,423)       (1,298,717)
 Surrenders.............     (20,966,403)     (42,132,372)     (53,784,054)     (39,085,578)       (9,656,321)
 Cost of insurance and
  administrative expense
  (note 3)..............        (257,831)        (523,559)        (612,051)        (450,236)         (124,853)
 Transfer gain (loss)
  and transfer fees.....         652,537         (508,878)         508,940           30,582         5,646,211
 Capital Contribution...             --               --               --               --                --
 Transfers (to) from the
  Guarantee Account.....      10,983,717       10,801,437       13,453,442       20,790,478         1,375,700
 Interfund transfers....     (48,472,794)     (64,329,525)     (82,800,390)     (10,185,108)       16,748,948
                           -------------     ------------     ------------      -----------        ----------
 Increase (decrease) in
  net assets from
  capital transactions..     (48,331,735)     (85,007,668)    (113,086,894)     (12,950,853)       15,770,081
                           -------------     ------------     ------------      -----------        ----------
Increase (decrease) in
 net assets.............    (279,348,035)    (332,663,468)    (396,901,909)     (76,035,664)       20,487,312
Net assets at beginning
 of year................     509,032,232      767,048,348      945,825,823      616,840,318        69,930,074
                           -------------     ------------     ------------      -----------        ----------
Net assets at end of
 period.................   $ 229,684,197      434,384,880      548,923,914      540,804,654        90,417,386
                           =============     ============     ============      ===========        ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)


                                                Janus Aspen Series
                          ---------------------------------------------------------------
                                             Capital
                           International   Appreciation       Equity           High
                          Growth Portfolio  Portfolio    Income Portfolio Yield Portfolio
                          ---------------- ------------  ---------------- ---------------
                                       Nine months ended September 30, 2001
                          ---------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ (2,280,902)    (3,972,395)        (16)              (5)
 Net realized gain
  (loss)................     (40,924,013)   (27,104,653)        (57)             (37)
 Unrealized appreciation
  (depreciation) on
  investments...........     (38,944,702)   (99,721,324)       (396)              55
 Capital gain
  distributions.........       1,324,240      2,703,263          65              --
                            ------------   ------------       -----           ------
 Increase (decrease) in
  net assets from
  operations............     (80,825,377)  (128,095,109)       (404)              13
                            ------------   ------------       -----           ------
From capital
 transactions:
 Net premiums...........       8,145,334     11,395,854         831               75
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (1,517,086)    (3,668,647)        --               --
 Surrenders.............     (14,991,906)   (16,936,059)        --            (1,184)
 Cost of insurance and
  administrative expense
  (note 3)..............        (240,035)      (294,805)        --               --
 Transfer gain (loss)
  and transfer fees.....       3,941,246        436,045           7                4
 Capital Contribution...             --             --          --               --
 Transfers (to) from the
  Guarantee Account.....       6,663,464      7,353,251         --               --
 Interfund transfers....     (16,061,471)   (50,801,515)        479              --
                            ------------   ------------       -----           ------
 Increase (decrease) in
  net assets from
  capital transactions..     (14,060,454)   (52,515,876)      1,317           (1,105)
                            ------------   ------------       -----           ------
Increase (decrease) in
 net assets.............     (94,885,831)  (180,610,985)        913           (1,092)
Net assets at beginning
 of year................     250,380,114    441,612,387         980            1,092
                            ------------   ------------       -----           ------
Net assets at end of
 period.................    $155,494,283    261,001,402       1,893              --
                            ============   ============       =====           ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                   Janus Aspen Series -- Service Shares
                              -------------------------------------------------
                              Global Life     Global     Aggressive
                                Sciences    Technology     Growth      Growth
                               Portfolio     Portfolio   Portfolio   Portfolio
                              ------------  -----------  ----------  ----------
                                   Nine months ended September 30, 2001
                              -------------------------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................  $   (282,312)    (264,177)    (89,718)   (143,840)
 Net realized gain (loss)...    (3,776,782)  (8,528,560)   (801,117)   (510,438)
 Unrealized appreciation
  (depreciation) on
  investments...............    (4,246,343)  (9,045,496) (4,160,953) (5,705,786)
 Capital gain
  distributions.............           --       152,466         --       30,785
                              ------------  -----------  ----------  ----------
 Increase (decrease) in net
  assets from operations....    (8,305,437) (17,685,767) (5,051,788) (6,329,279)
                              ------------  -----------  ----------  ----------
From capital transactions:
 Net premiums...............     5,055,306    6,034,018   7,096,827  13,044,403
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits.............      (227,124)    (314,202)        --      (93,299)
 Surrenders.................    (1,022,413)    (943,026)   (276,121)   (386,098)
 Cost of insurance and
  administrative expense
  (note 3)..................       (17,799)     (14,632)       (603)     (1,167)
 Transfer gain (loss) and
  transfer fees.............        28,192       67,956     187,814      72,736
 Capital Contribution.......           --           --          --          --
 Transfers (to) from the
  Guarantee Account.........     2,993,805    3,480,850   3,781,421   4,399,760
 Interfund transfers........   (13,214,016)   1,159,182    (328,850)    571,251
                              ------------  -----------  ----------  ----------
 Increase (decrease) in net
  assets from capital
  transactions..............    (6,404,049)   9,470,146  10,460,488  17,607,586
                              ------------  -----------  ----------  ----------
Increase (decrease) in net
 assets.....................   (14,709,486)  (8,215,621)  5,408,700  11,278,307
Net assets at beginning of
 year.......................    38,129,287   23,714,322   3,927,018   5,352,742
                              ------------  -----------  ----------  ----------
Net assets at end of
 period.....................  $ 23,419,801   15,498,701   9,335,718  16,631,049
                              ============  ===========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                              Janus Aspen Series -- Service Shares (continued)
                              --------------------------------------------------
                                Capital     Worldwide   International
                              Appreciation    Growth       Growth      Balanced
                               Portfolio    Portfolio     Portfolio   Portfolio
                              ------------  ----------  ------------- ----------
                                    Nine months ended September 30, 2001
                              --------------------------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................  $  (123,920)    (140,962)     (69,647)    (218,015)
 Net realized gain (loss)...     (344,430)    (484,508)    (727,535)    (206,524)
 Unrealized appreciation
  (depreciation) on
  investments...............   (3,998,912)  (4,812,979)  (2,110,476)  (2,460,306)
 Capital gain
  distributions.............       86,152       29,299       41,248      203,512
                              -----------   ----------   ----------   ----------
 Increase (decrease) in net
  assets from operations....   (4,381,110)  (5,409,150)  (2,866,410)  (2,681,333)
                              -----------   ----------   ----------   ----------
From capital transactions:
 Net premiums...............    9,981,325   11,081,860    6,609,724   25,167,673
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits.............      (35,199)        (788)     (12,326)    (160,525)
 Surrenders.................     (327,314)    (281,167)    (133,504)    (453,330)
 Cost of insurance and
  administrative expense
  (note 3)..................         (586)      (1,148)        (571)      (1,282)
 Transfer gain (loss) and
  transfer fees.............      277,942      178,132      116,203      660,935
 Capital Contribution.......          --           --           --           --
 Transfers (to) from the
  Guarantee Account.........    3,894,485    6,196,485    2,905,253   10,015,711
 Interfund transfers........     (571,444)    (122,944)   2,412,985        5,154
                              -----------   ----------   ----------   ----------
 Increase (decrease) in net
  assets from capital
  transactions..............   13,219,209   17,050,430   11,897,764   35,234,336
                              -----------   ----------   ----------   ----------
Increase (decrease) in net
 assets.....................    8,838,099   11,641,280    9,031,354   32,553,003
Net assets at beginning of
 year.......................    5,377,287    5,568,002    2,092,747    4,634,568
                              -----------   ----------   ----------   ----------
Net assets at end of
 period.....................  $14,215,386   17,209,282   11,124,101   37,187,571
                              ===========   ==========   ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                          Goldman Sachs Variable         Salomon Brother Variable
                              Insurance Trust                Series Fund Inc.
                          ------------------------  -------------------------------------
                          Growth and     Mid Cap    Strategic    Investors   Total Return
                          Income Fund  Value Fund   Bond Fund      Fund          Fund
                          -----------  -----------  ----------  -----------  ------------
                             Nine months ended        Nine months ended September 30,
                            September 30, 2001                     2001
                          ------------------------  -------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (187,944)  (1,230,561)   (207,817)    (646,459)    (127,591)
 Net realized gain
  (loss)................     (449,089)   3,494,417      54,256   (1,810,808)     (27,567)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,712,717)  (8,338,608)    777,144   (8,448,693)    (643,503)
 Capital gain
  distributions.........          --           --          --       770,641          --
                          -----------  -----------  ----------  -----------   ----------
 Increase (decrease) in
  net assets from
  operations............   (3,349,750)  (6,074,752)    623,583  (10,135,319)    (798,661)
                          -----------  -----------  ----------  -----------   ----------
From capital
 transactions:
 Net premiums...........    1,644,698   10,882,547   1,888,665    7,283,442    1,807,975
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (32,744)    (604,239)    (18,701)    (415,458)     (22,562)
 Surrenders.............     (552,383)  (7,033,742) (1,036,255)  (3,926,724)    (259,467)
 Cost of insurance and
  administrative expense
  (note 3)..............      (10,033)     (86,957)    (11,769)     (48,884)      (6,418)
 Transfer gain (loss)
  and transfer fees.....       (6,646)      36,490         213       74,134        5,170
 Capital Contribution...          --           --          --           --           --
 Transfers (to) from the
  Guarantee Account.....      476,341    2,646,774     846,594    1,567,446      405,586
 Interfund transfers....    1,432,606   46,922,218  11,637,895   24,175,171    4,822,324
                          -----------  -----------  ----------  -----------   ----------
 Increase (decrease) in
  net assets from
  capital transactions..    2,951,839   52,763,091  13,306,642   28,709,127    6,752,608
                          -----------  -----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.............     (397,911)  46,688,339  13,930,225   18,573,808    5,953,947
Net assets at beginning
 of year................   16,109,204   74,142,206  13,181,698   37,463,216    7,636,739
                          -----------  -----------  ----------  -----------   ----------
Net assets at end of
 period.................  $15,711,293  120,830,545  27,111,923   56,037,024   13,590,686
                          ===========  ===========  ==========  ===========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                      AIM Variable Insurance Funds
                          -------------------------------------------------------
                            AIM V.I.     AIM V.I.
                            Capital     Aggressive    AIM V.I.     AIM V.I.
                          Appreciation    Growth   New Technology   Growth
                              Fund         Fund         Fund         Fund
                          ------------  ---------- -------------- ----------
                                Nine months ended September 30, 2001
                          --------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (69,356)      (13)          (26)       (50,235)
 Net realized gain
  (loss)................     (383,590)     (420)       (3,028)      (318,590)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,517,080)     (105)       (1,035)    (1,726,684)
 Capital gain
  distributions.........          --        --            --             --
                          -----------     -----        ------     ----------
 Increase (decrease) in
  net assets from
  operations............   (2,970,026)     (538)       (4,089)    (2,095,509)
                          -----------     -----        ------     ----------
From capital
 transactions:
 Net premiums...........    6,171,867       350           398      4,415,788
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (11,207)      --            --          (1,625)
 Surrenders.............     (196,930)     (861)          (42)      (116,331)
 Cost of insurance and
  administrative expense
  (note 3)..............         (384)      --            --            (248)
 Transfer gain (loss)
  and transfer fees.....      297,732         5             6         60,710
 Capital Contribution...          --        --            --             --
 Transfers (to) from the
  Guarantee Account.....    3,684,325       --            --       2,035,277
 Interfund transfers....      (50,444)      501        10,911       (586,193)
                          -----------     -----        ------     ----------
 Increase (decrease) in
  net assets from
  capital transactions..    9,894,959        (5)       11,273      5,807,378
                          -----------     -----        ------     ----------
Increase (decrease) in
 net assets.............    6,924,933      (543)        7,184      3,711,869
Net assets at beginning
 of year................    2,187,617     1,266         2,100      2,038,003
                          -----------     -----        ------     ----------
Net assets at end of
 period.................  $ 9,112,550       723         9,284      5,749,872
                          ===========     =====        ======     ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                     AIM Variable Insurance Funds, (continued)
                          -----------------------------------------------------------------------------------------------
                               AIM V.I.       AIM V.I. Global   AIM V.I. Government  AIM V.I. Growth    Aim V.I. Capital
                              Value Fund       Utilities Fund     Securities Fund    and Income Fund    Development Fund
                          ------------------ ------------------ ------------------- ------------------ ------------------
                                                Period from         Period from        Period from     Period from August
                                              January 4, 2001     March 19, 2001     February 7, 2001       15, 2001
                          Nine months ended          to                 to                  to                 to
                          September 30, 2001 September 30, 2001 September 30, 2001  September 30, 2001 September 30, 2001
                          ------------------ ------------------ ------------------- ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $  (159,560)             (13)               (20)                (9)                (5)
 Net realized gain
  (loss)................        (328,059)          (1,844)                (1)              (231)              (124)
 Unrealized appreciation
  (depreciation) on
  investments...........      (4,015,464)             721                348               (431)              (629)
 Capital gain
  distributions.........             --               --                 --                 --                 --
                             -----------           ------              -----              -----              -----
 Increase (decrease) in
  net assets from
  operations............      (4,503,083)          (1,136)               327               (671)              (758)
                             -----------           ------              -----              -----              -----
From capital
 transactions:
 Net premiums...........      16,441,489              587                800                141                --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        (177,689)             --                 --                 --                 --
 Surrenders.............        (194,496)             (49)               --                 --                 --
 Cost of insurance and
  administrative expense
  (note 3)..............            (404)             --                 --                 --                 --
 Transfer gain (loss)
  and transfer fees.....       1,361,577                3                  1                  3                --
 Capital Contribution...             --               --                 --                 --                 --
 Transfers (to) from the
  Guarantee Account.....       6,115,883              --                 --                 --                 --
 Interfund transfers....        (480,973)           1,422              8,012              3,901              5,015
                             -----------           ------              -----              -----              -----
 Increase (decrease) in
  net assets from
  capital transactions..      23,065,387            1,963              8,813              4,045              5,015
                             -----------           ------              -----              -----              -----
Increase (decrease) in
 net assets.............      18,562,304              827              9,140              3,374              4,257
Net assets at beginning
 of year................       4,700,197              --                 --                 --                 --
                             -----------           ------              -----              -----              -----
Net assets at end of
 period.................     $23,262,501              827              9,140              3,374              4,257
                             ===========           ======              =====              =====              =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                  MFS Variable Insurance Trust                              Dreyfus
                          ------------------------------------------------  ----------------------------------------
                                       MFS Growth
                                          With      MFS New                 Dreyfus Investment  The Dreyfus Socially
                          MFS Growth     Income    Discovery   MFS Utility  Portfolios-Emerging  Responsible Growth
                            Series       Series      Series      Series      Markets Portfolio       Fund, Inc.
                          -----------  ----------  ----------  -----------  ------------------- --------------------
                              Nine months ended September 30, 2001            Nine months ended September 30, 2001
                          ------------------------------------------------  ----------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (81,796)    (28,781)    (43,524)     60,047          (5,640)              (51,961)
 Net realized gain
  (loss)................     (281,829)    (55,404)    (78,207)   (175,226)        (19,382)              (27,822)
 Unrealized appreciation
  (depreciation) on
  investments...........   (3,238,668) (1,069,901) (1,689,890) (2,626,911)       (135,270)           (1,654,199)
 Capital gain
  distributions.........       54,391      51,546      83,336     330,861             --                    --
                          -----------  ----------  ----------  ----------        --------            ----------
 Increase (decrease) in
  net assets from
  operations............   (3,547,902) (1,102,539) (1,728,285) (2,411,228)       (160,292)           (1,733,982)
                          -----------  ----------  ----------  ----------        --------            ----------
From capital
 transactions:
 Net premiums...........    8,995,291   4,633,295   4,977,332   7,932,301         729,367             5,267,017
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (705)    (18,437)        --          --              --                    --
 Surrenders.............     (309,964)    (54,327)    (89,626)    (94,056)         (4,778)              (17,978)
 Cost of insurance and
  administrative expense
  (note 3)..............         (337)        (69)       (236)       (131)             (6)                  (98)
 Transfer gain (loss)
  and transfer fees.....      159,386     355,471     127,652     207,938           9,321                 6,539
 Capital Contribution...          --          --          --          --              --                    --
 Transfers (to) from the
  Guarantee Account.....    3,013,054   2,539,410   2,095,855   3,886,805         199,399               788,118
 Interfund transfers....     (259,552)    126,167      91,220     141,529          52,026                69,635
                          -----------  ----------  ----------  ----------        --------            ----------
 Increase (decrease) in
  net assets from
  capital transactions..   11,597,173   7,581,510   7,202,197  12,074,386         985,329             6,113,233
                          -----------  ----------  ----------  ----------        --------            ----------
Increase (decrease) in
 net assets.............    8,049,271   6,478,971   5,473,912   9,663,158         825,037             4,379,251
Net assets at beginning
 of year................    2,742,981     623,836   1,012,192   1,019,365         130,980               447,100
                          -----------  ----------  ----------  ----------        --------            ----------
Net assets at end of
 period.................  $10,792,252   7,102,807   6,486,104  10,682,523         956,017             4,826,351
                          ===========  ==========  ==========  ==========        ========            ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                       PIMCO Variable Insurance Trust
                          ---------------------------------------------------------
                                       Long-Term U.S.
                          Foreign Bond   Government     High Yield    Total Return
                           Portfolio   Bond Portfolio Bond Portfolio Bond Portfolio
                          ------------ -------------- -------------- --------------
                                    Nine months ended September 30, 2001
                          ---------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   10,433       143,244       138,752         311,784
 Net realized gain
  (loss)................          805        (1,768)      (19,816)         24,005
 Unrealized appreciation
  (depreciation) on
  investments...........       15,331       597,391      (358,597)        882,699
 Capital gain
  distributions.........          --            --            --              --
                           ----------    ----------     ---------      ----------
 Increase (decrease) in
  net assets from
  operations............       26,569       738,867      (239,661)      1,218,488
                           ----------    ----------     ---------      ----------
From capital
 transactions:
 Net premiums...........    1,126,767     9,229,260     4,983,309      18,878,128
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       (9,884)       (9,942)      (19,637)        (18,808)
 Surrenders.............      (25,225)     (158,542)      (57,602)       (189,794)
 Cost of insurance and
  administrative expense
  (note 3)..............          --           (127)          (19)           (320)
 Transfer gain (loss)
  and transfer fees.....       46,242       221,407       221,026         981,479
 Capital Contribution...          --            --            --              --
 Transfers (to) from the
  Guarantee Account.....      142,431     3,251,317     2,250,555       6,402,183
 Interfund transfers....      388,798     2,264,491        13,469       4,706,879
                           ----------    ----------     ---------      ----------
 Increase (decrease) in
  net assets from
  capital transactions..    1,669,129    14,797,864     7,391,101      30,759,747
                           ----------    ----------     ---------      ----------
Increase (decrease) in
 net assets.............    1,695,698    15,536,731     7,151,440      31,978,235
Net assets at beginning
 of year................       12,536       683,178       261,113       1,565,127
                           ----------    ----------     ---------      ----------
Net assets at end of
 period.................   $1,708,234    16,219,909     7,412,553      33,543,362
                           ==========    ==========     =========      ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                            Rydex Variable    Alliance Variable Products Series Fund,
                                Trust                          Inc.
                          ------------------ -----------------------------------------
                                                Growth and    Premier Growth  Quasar
                               OTC Fund      Income Portfolio   Portfolio    Portfolio
                          ------------------ ---------------- -------------- ---------
                          Nine months ended
                          September 30, 2001   Nine months ended September 30, 2001
                          ------------------ -----------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (44,925)          (93,161)       (150,345)    (21,552)
 Net realized gain
  (loss)................        (474,768)         (344,361)       (601,458)   (237,084)
 Unrealized appreciation
  (depreciation) on
  investments...........      (2,464,264)       (5,611,439)     (5,321,948)   (755,098)
 Capital gain
  distributions.........             --            775,214         809,253     117,347
                             -----------        ----------      ----------   ---------
 Increase (decrease) in
  net assets from
  operations............      (2,983,957)       (5,273,747)     (5,264,498)   (896,387)
                             -----------        ----------      ----------   ---------
From capital
 transactions:
 Net premiums...........       2,922,110        28,747,864      11,731,442   1,795,232
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (24,104)          (56,920)        (98,807)        --
 Surrenders.............         (70,631)         (320,644)       (276,461)    (26,025)
 Cost of insurance and
  administrative expense
  (note 3)..............            (146)             (284)           (634)        (52)
 Transfer gain (loss)
  and transfer fees.....          15,422         1,876,358         618,335     144,893
 Capital Contribution...             --                --              --          --
 Transfers (to) from the
  Guarantee Account.....       1,670,291        10,567,365       6,202,496     968,895
 Interfund transfers....         168,785         1,737,942        (544,349)    160,024
                             -----------        ----------      ----------   ---------
 Increase (decrease) in
  net assets from
  capital transactions..       4,681,727        42,551,681      17,632,022   3,042,967
                             -----------        ----------      ----------   ---------
Increase (decrease) in
 net assets.............       1,697,770        37,277,934      12,367,524   2,146,580
Net assets at beginning
 of year................       2,362,470         1,655,347       5,979,646     434,748
                             -----------        ----------      ----------   ---------
Net assets at end of
 period.................     $ 4,060,240        38,933,281      18,347,170   2,581,328
                             ===========        ==========      ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                    Prudential Series Funds
                          ---------------------------------------------------------------------------
                          SP Prudential U.S.                                          SP Jennison
                           Emerging Growth       Prudential     Prudential Equity    International
                              Portfolio      Jennison Portfolio     Portfolio       Growth Portfolio
                          ------------------ ------------------ ------------------ ------------------
                             Period from        Period from                           Period from
                             July 9, 2001    September 17, 2001                      August 6, 2001
                                  to                 to         Nine Months ended          to
                          September 30, 2001 September 30, 2001 September 30, 2001 September 30, 2001
                          ------------------ ------------------ ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $  (193)                (6)             --                   (24)
 Net realized gain
  (loss)................           (25)               --               --                   (17)
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,761)               153              --                (1,805)
 Capital gain
  distributions.........           --                 --               --                   --
                               -------             ------              ---               ------
 Increase (decrease) in
  net assets from
  operations............       (14,979)               147              --                (1,846)
                               -------             ------              ---               ------
From capital
 transactions:
 Net premiums...........        66,555             14,259              --                11,279
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........           --                 --               --                   --
 Surrenders.............           --                 --               --                   --
 Cost of insurance and
  administrative expense
  (note 3)..............           --                 --               --                   --
 Transfer gain (loss)
  and transfer fees.....           --                 --               --                   --
 Capital Contribution...           --                 --               --                   --
 Transfers (to) from the
  Guarantee Account.....           --                 --               --                   --
 Interfund transfers....           --                 --               --                   --
                               -------             ------              ---               ------
 Increase (decrease) in
  net assets from
  capital transactions..        66,555             14,259              --                11,279
                               -------             ------              ---               ------
Increase (decrease) in
 net assets.............        51,576             14,406              --                 9,433
Net assets at beginning
 of year................           --                 --               --                   --
                               -------             ------              ---               ------
Net assets at end of
 period.................       $51,576             14,406              --                 9,433
                               =======             ======              ===               ======



           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                              September 30, 2001
                                  (Unaudited)

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type VIII units are expected to be sold in the first half of 2002 under policy form P1161.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

During 2001, MFS(R) Variable Insurance Trust changed the name of the MFS(R) Growth Series to MFS(R) Growth Stock Series and MFS(R) Growth with Income Series to MFS(R) Investment Trust Series.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the nine months or lesser period ended September 30, 2001 were:

                                                  Cost of Shares Proceeds from
Fund/Portfolio                                       Acquired     Shares Sold
--------------                                    -------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund.............................. $  154,024,187 $  156,069,008
 Money Market Fund...............................  1,884,000,469  1,569,653,108
 Total Return Fund...............................     31,101,049     25,324,239
 International Equity Fund.......................    104,725,844    102,574,808
 Real Estate Securities Fund.....................     54,246,400     50,575,668
 Global Income Fund..............................      1,439,876      1,170,193
 Mid-Cap Value Equity Fund.......................     82,699,156     40,346,735
 Income Fund.....................................     58,779,723     30,102,544
 U.S. Equity Fund................................     32,841,294     17,582,325
 Premier Growth Equity Fund......................     37,905,624     25,919,010
 Value Equity Fund...............................      7,654,832        945,146
 Small-Cap Value Equity Fund.....................     12,816,291      2,871,599

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                   Cost of Shares Proceeds from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- -------------
Oppenheimer Variable Account Funds:
 Bond Fund/VA....................................   $ 75,594,657  $ 29,894,528
 Capital Appreciation Fund/VA....................    113,447,913    81,633,504
 Aggressive Growth Fund/VA.......................    140,538,110   145,749,133
 High Income Fund/VA.............................     43,407,024    41,601,986
 Multiple Strategies Fund/VA.....................     40,986,300    27,352,753
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.......................     15,539,688     2,195,633
 Main Street Growth & Income Fund/VA.............     15,975,800     1,558,276
Variable Insurance Products Fund:
 Equity-Income Portfolio.........................    165,021,554   149,343,799
 Growth Portfolio................................    120,290,303   151,094,181
 Overseas Portfolio..............................    320,173,308   328,107,999
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................     37,136,443    75,739,798
 Contrafund Portfolio............................     60,356,945    99,333,809
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     36,146,405    29,895,821
 Growth Opportunities Portfolio..................     13,932,546    24,639,560
 Mid Cap Portfolio...............................         16,643        16,069
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................     25,896,863     3,219,611
 Growth Portfolio................................     23,233,018     2,793,741
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................     18,832,971     1,247,904
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      9,299,595       881,144
 Mid Cap Portfolio...............................     23,377,044     3,172,520
Federated Insurance Series
 American Leaders Fund II........................     32,073,597    27,138,866
 High Income Bond Fund II........................     76,458,659    77,222,370
 Utility Fund II.................................     12,657,770    13,791,458
 International Small Company Fund II.............     28,128,624    25,835,594
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................      6,040,028     1,471,399
Alger American Fund:
 Small Capitalization Portfolio..................     80,830,050    94,897,025
 LargeCap Growth Portfolio.......................     97,923,529    85,329,291
PBHG Insurance Series Fund, Inc.
 PBHG Large Cap Growth Portfolio.................     23,029,928    19,849,609
 PBHG Growth II Portfolio........................     83,828,242    90,096,709

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                    Cost of Shares Proceeds from
Fund/Portfolio                                         Acquired     Shares Sold
--------------                                      -------------- -------------
Janus Aspen:
 Aggressive Growth Portfolio.......................  $ 82,668,266  $134,999,485
 Growth Portfolio..................................    87,706,926   180,644,152
 Worldwide Growth Portfolio........................   147,737,316   269,062,844
 Balanced Portfolio................................   121,153,614   127,899,977
 Flexible Income Portfolio.........................    47,260,180    30,222,063
 International Growth Portfolio....................   308,646,146   343,446,747
 Capital Appreciation Portfolio....................    59,048,234   109,084,683
 Equity Income Portfolio...........................         1,674           307
 High Yield Portfolio..............................            75         1,186
Janus Aspen Service -- Service/Shares:
 Global Life Sciences Portfolio....................    24,482,297    30,852,041
 Global Technology Portfolio.......................    25,785,062    16,483,674
 Aggressive Growth Portfolio.......................    12,715,454     2,359,948
 Growth Portfolio..................................    20,958,824     3,441,414
 Capital Appreciation Portfolio....................    15,172,876     1,802,455
 Worldwide Growth Portfolio........................    19,283,707     2,550,355
 International Growth Portfolio....................    29,638,047    19,470,915
 Balanced Portfolio................................    39,421,680     4,282,801
Goldman Sachs Variable Insurance Trust:
 Growth & Income Fund..............................     6,743,229     3,890,031
 Mid Cap Value Fund................................   131,773,679    78,014,201
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund...............................    18,440,684     6,609,723
 Investors Fund....................................    62,892,231    39,443,945
 Total Return Fund.................................    10,696,303     3,857,822
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund................    11,310,937     1,755,896
 AIM V.I. Aggressive Growth Fund...................         1,013         1,030
 AIM V.I. AIM New Technology Fund..................        30,732        19,483
 AIM V.I. Growth Fund..............................     7,034,087     1,293,193
 AIM V.I. Value Fund...............................    25,892,118     3,119,272
 AIM V.I. Global Utilities Fund....................        15,332        13,381
 AIM V.I. Government Securities Fund...............         9,001           207
 AIM V.I. Growth and Income Fund...................         7,803         3,766
 AIM V.I. Capital Development Fund.................         9,915         4,904
MFS Variable Insurance Trust:
 MFS Growth Series.................................    12,931,465     1,339,473
 MFS Growth With Income Series.....................     8,208,409       632,388
 MFS New Discovery Series..........................     8,502,949     1,256,018
 MFS Utility Series................................    13,660,476     1,287,346

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                   Cost of Shares Proceeds from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- -------------
Dreyfus Investment Portfolios:
 Emerging Markets Portfolios......................  $ 2,093,301    $1,179,745
 The Dreyfus Socially Responsible Growth Fund,
  Inc.............................................    6,230,421       165,513
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio...........................    1,853,608       171,667
 Long-Term U.S. Government Bond Portfolio.........   18,152,875     3,304,457
 High Yield Bond Portfolio........................    8,410,703       937,418
 Total Return Bond Portfolio......................   34,486,247     4,135,216
Rydex Variable Trust:
 OTC Fund.........................................    5,720,933     1,071,651
Alliance Variable Products Series Fund, Inc.
 Growth & Income Portfolio........................   47,242,829     4,442,017
 Premier Growth Portfolio.........................   21,874,471     3,286,239
 Quasar Portfolio.................................    5,008,454     1,881,328
Prudential Series Funds
 SP Prudential U.S. Emerging Growth Portfolio.....       66,549           171
 Prudential Jennison Portfolio....................       14,259             2
 SP Jennison International Growth Portfolio.......       11,397           139

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the nine months or lesser period ended September 30, 2001 is as follows:

                                      GE Investments Funds, Inc.
                         --------------------------------------------------------
                         S&P 500     Money      Total   International Real Estate
                          Index      Market    Return      Equity     Securities
                           Fund       Fund      Fund        Fund         Fund
                         --------  ----------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 2000......  820,854   3,733,450  379,232     103,863      217,655
                         --------  ----------  -------     -------      -------
From capital
 transactions:
 Net premiums...........    2,246      10,818      922           1          103
 Loan Interest..........      --          --       --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (84)    (18,773)    (907)        --        (2,913)
  Surrenders............ (151,348) (2,399,854) (49,333)    (17,795)     (29,911)
  Loans.................      --          --       --          --           --
  Cost of insurance and
   administrative
   expenses.............   (1,345)     (5,827)    (661)       (190)        (378)
 Transfers (to) from the
  Guarantee Account.....   (1,827)    (40,265)    (809)      1,072       (1,855)
 Interfund transfers....  (58,917)  2,708,920    9,327     (16,317)      12,200
                         --------  ----------  -------     -------      -------
Net increase (decrease)
 in units from capital
 transactions........... (211,275)    255,019  (41,461)    (33,229)     (22,754)
                         --------  ----------  -------     -------      -------
Units outstanding at
 September 30, 2001.....  609,579   3,988,469  337,771      70,634      194,901
                         ========  ==========  =======     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                         Global    Mid-Cap                U.S.       Premier
                         Income  Value Equity  Income    Equity   Growth Equity
                          Fund       Fund       Fund      Fund        Fund
                         ------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 2000...... 20,090    310,736      890,340  173,081      79,201
                         ------    -------    ---------  -------     -------
From capital
 transactions:
 Net premiums...........     49        598        2,837      322       2,969
 Loan Interest..........    --         --           --       --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --         --        (1,074)     --          --
  Surrenders............ (2,671)   (75,808)    (145,316) (13,925)    (15,535)
  Loans.................    --         --           --       --          --
  Cost of insurance and
   administrative
   expenses.............    (45)      (600)      (1,621)    (336)       (222)
 Transfers (to) from the
  Guarantee Account.....    --        (657)         193      325      (2,920)
 Interfund transfers.... 18,909    134,667      272,026   (4,720)      8,423
                         ------    -------    ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... 16,242     58,200      127,045  (18,334)     (7,285)
                         ------    -------    ---------  -------     -------
Units outstanding at
 September 30, 2001..... 36,332    368,936    1,017,385  154,747      71,916
                         ======    =======    =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                  Oppenheimer Variable Account Funds
                         -------------------------------------------------------
                                     Capital    Aggressive    High     Multiple
                           Bond    Appreciation   Growth     Income   Strategies
                         Fund/VA     Fund/VA     Fund/VA    Fund/VA    Fund/VA
                         --------  ------------ ----------  --------  ----------
Type I Units:
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160    852,997    753,703
                         --------    --------   ---------   --------   --------
From capital
 transactions:
 Net premiums...........      516         696       2,787      2,652        939
 Loan Interest..........      --          --          --         --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,682)     (1,487)     (6,633)    (1,200)      (662)
  Surrenders............ (118,305)   (129,057)   (208,950)  (134,991)  (123,570)
  Loans.................      --          --          --         --         --
  Cost of insurance and
   administrative
   expenses.............   (1,204)     (1,320)     (2,406)    (1,455)    (1,209)
 Transfers (to) from the
  Guarantee Account.....     (437)     (1,216)     (2,175)    (2,114)    (2,007)
 Interfund transfers....  111,833       9,665    (110,937)   (25,467)    16,192
                         --------    --------   ---------   --------   --------
Net increase (decrease)
 in units from capital
 transactions...........   (9,279)   (122,719)   (328,314)  (162,575)  (110,317)
                         --------    --------   ---------   --------   --------
Units outstanding at
 September 30, 2001.....  550,785     679,234   1,109,846    690,422    643,386
                         ========    ========   =========   ========   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                          Variable Insurance Products      Variable Insurance
                                     Fund                   Products Fund II
                         -------------------------------  ----------------------
                          Equity-                           Asset
                          Income     Growth    Overseas    Manager    Contrafund
                         Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
                         ---------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 2000...... 3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ---------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     8,158      3,479        924      13,724      3,456
 Loan Interest..........       --         --         --          --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (17,541)   (15,766)    (1,469)    (39,392)    (3,215)
  Surrenders............  (463,424)  (339,569)  (226,917) (1,390,240)  (269,557)
  Loans.................       --         --         --          --         --
  Cost of insurance and
   administrative
   expenses.............    (5,046)    (4,112)    (2,569)    (16,310)    (3,105)
 Transfers (to) from the
  Guarantee Account.....    (4,236)    (3,387)      (168)    (18,101)    (3,087)
 Interfund transfers....    33,745   (158,073)   (87,031)   (228,974)  (134,018)
                         ---------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (448,344)  (517,428)  (317,230) (1,679,293)  (409,526)
                         ---------  ---------  ---------  ----------  ---------
Units outstanding at
 September 30, 2001..... 2,649,882  2,020,051  1,345,189   7,143,158  1,542,070
                         =========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         Variable Insurance Products
                                  Fund III                  Federated Insurance Series
                         -------------------------------   -----------------------------
                          Growth &           Growth        American     High
                           Income         Opportunities    Leaders   Income Bond Utility
                          Portfolio         Portfolio      Fund II     Fund II   Fund II
                         -------------   ---------------   --------  ----------- -------
Type I Units:
Units outstanding at
 December 31, 2000......        410,164           299,397  325,517     369,429   258,971
                          -------------     -------------  -------    --------   -------
From capital
 transactions:
 Net premiums...........            672               495      500       1,124     1,001
 Loan Interest..........            --                --       --          --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                --       --         (419)     (229)
  Surrenders............        (80,358)          (38,150) (50,995)    (19,275)  (35,932)
  Loans.................            --                --       --          --        --
  Cost of insurance and
   administrative
   expenses.............           (718)             (497)    (612)       (471)     (420)
 Transfers (to) from the
  Guarantee Account.....             34              (531)   4,220         --         36
 Interfund transfers....         (3,878)          (29,566)  21,225    (124,943)   (7,917)
                          -------------     -------------  -------    --------   -------
Net increase (decrease)
 in units from capital
 transactions...........        (84,248)          (68,249) (25,662)   (143,984)  (43,461)
                          -------------     -------------  -------    --------   -------
Units outstanding at
 September 30, 2001.....        325,916           231,148  299,855     225,445   215,510
                          =============     =============  =======    ========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                                PBHG Insurance
                                      Alger American Fund      Series Fund, Inc.
                                    ------------------------  -------------------
                                                                PBHG
                                        Small                 Large Cap   PBHG
                                    Capitalization  Growth     Growth   Growth II
                                      Portfolio    Portfolio  Portfolio Portfolio
                                    -------------- ---------  --------- ---------
Type I Units:
Units outstanding at December 31,
 2000.............................      949,219     960,901    269,115   380,451
                                       --------    --------    -------  --------
From capital transactions:
 Net premiums.....................        1,017       2,779        615     1,861
 Loan Interest....................          --          --         --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................         (655)       (307)       --        --
  Surrenders......................     (157,526)   (158,526)   (34,755)  (68,066)
  Loans...........................          --          --         --        --
  Cost of insurance and
   administrative expenses........       (1,502)     (1,751)      (458)     (616)
 Transfers (to) from the Guarantee
  Account.........................        1,141      (3,542)     3,203        55
 Interfund transfers..............      (75,091)    (44,418)   (29,499)  (36,790)
                                       --------    --------    -------  --------
Net increase (decrease) in units
 from capital transactions........     (232,616)   (205,765)   (60,894) (103,556)
                                       --------    --------    -------  --------
Units outstanding at September 30,
 2001.............................      716,603     755,136    208,221   276,895
                                       ========    ========    =======  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          ---------   ---------  ---------  ---------   -------
From capital
 transactions:
 Net premiums............     5,901      12,389      9,385      4,802       (78)
 Loan Interest...........       --          --         --         --        --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (2,745)    (10,447)    (7,759)    (8,383)      108
  Surrenders.............  (203,571)   (522,301)  (503,169)  (306,972)   11,153
  Loans..................       --          --         --         --        --
  Cost of insurance and
   administrative
   expenses..............    (2,389)     (5,543)    (5,501)    (3,555)      106
 Transfers (to) from the
  Guarantee Account......    (8,349)     (9,359)    (4,139)    (6,104)     (123)
 Interfund transfers.....  (167,178)   (307,668)  (343,717)   (62,197)   (2,562)
                          ---------   ---------  ---------  ---------   -------
Net increase (decrease)
 in units from capital
 transactions............  (378,331)   (842,929)  (854,900)  (382,409)    8,604
                          ---------   ---------  ---------  ---------   -------
Units outstanding at
 September 30, 2001...... 1,098,408   2,496,648  2,592,411  1,868,336   393,253
                          =========   =========  =========  =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                              Janus Aspen Series
                                ------------------------------------------------
                                                            Global
                                International   Capital      Life       Global
                                   Growth     Appreciation Sciences   Technology
                                  Portfolio    Portfolio   Portfolio  Portfolio
                                ------------- ------------ ---------  ----------
Type I Units:
Units outstanding at December
 31, 2000......................    914,128       853,141    320,846    192,319
                                  --------      --------   --------    -------
From capital transactions:
 Net premiums..................        320         6,761        660      4,607
 Loan Interest.................        --            --         --         --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits...............     (2,994)       (2,900)       --         --
  Surrenders...................   (135,844)     (131,577)   (12,205)   (17,275)
  Loans........................        --            --         --         --
  Cost of insurance and
   administrative expenses.....     (1,484)       (1,437)      (313)      (738)
 Transfers (to) from the
  Guarantee Account............     (2,769)       (1,892)       --         924
 Interfund transfers...........   (103,161)     (123,285)  (139,521)   (45,871)
                                  --------      --------   --------    -------
Net increase (decrease) in
 units from capital
 transactions..................   (245,932)     (254,330)  (151,379)   (58,353)
                                  --------      --------   --------    -------
Units outstanding at September
 30, 2001......................    668,196       598,811    169,467    133,966
                                  ========      ========   ========    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                   Goldman Sachs
                                      Variable       Salomon Brothers Variable
                                  Insurance Trust        Series Fund, Inc.
                                  -----------------  --------------------------
                                  Growth
                                    and    Mid Cap                       Total
                                  Income    Value    Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
                                  -------  --------  --------- --------- ------
Type I Units:
Units outstanding at December
 31, 2000.......................   71,900   312,480    34,928   126,555   8,529
                                  -------  --------   -------   -------  ------
From capital transactions:
 Net premiums...................    1,229     6,908        89       999     259
 Loan Interest..................      --        --        --        --      --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      --        --        --        --      --
  Surrenders....................  (16,231) (123,042)  (11,729)  (57,052)   (979)
  Loans.........................      --        --        --        --      --
  Cost of insurance and
   administrative expenses......     (161)     (827)     (115)     (365)    (43)
 Transfers (to) from the
  Guarantee Account.............    1,060    (1,559)      --     (2,771)    --
 Interfund transfers............   12,464   337,795    43,360   199,934  19,732
                                  -------  --------   -------   -------  ------
Net increase (decrease) in units
 from capital transactions......   (1,639)  219,275    31,605   140,745  18,969
                                  -------  --------   -------   -------  ------
Units outstanding at September
 30, 2001.......................   70,261   531,755    66,533   267,300  27,498
                                  =======  ========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                        GE Investments Funds, Inc.
                          ----------------------------------------------------------
                                                                             Real
                           S&P 500     Money       Total                    Estate
                            Index      Market     Return    International Securities
                            Fund        Fund       Fund      Equity Fund     Fund
                          ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at De-
 cember 31, 2000........  9,120,668  12,687,487  2,034,785     908,264    1,853,612
                          ---------  ----------  ---------     -------    ---------
From capital transac-
 tions:
 Net premiums...........    187,820     943,465     42,866      16,987       26,811
 Loan Interest..........        --          --         --          --           --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (76,404)   (108,804)   (17,179)     (5,020)      (6,275)
  Surrenders............   (530,089) (3,153,824)  (144,256)    (81,875)     (44,552)
  Loans.................        --          --         --          --           --
  Cost of insurance and
   administrative
   expenses.............     (7,848)     (9,851)    (1,565)       (630)        (738)
 Transfers (to) from the
  Guarantee Account.....    350,328     315,125     60,054      29,642       19,434
 Interfund transfers....   (434,845)  9,417,306     97,363      59,291       30,065
                          ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   (511,038)  7,403,417     37,283      18,395       24,745
                          ---------  ----------  ---------     -------    ---------
Units outstanding at
 September 30, 2001.....  8,609,630  20,090,904  2,072,068     926,659    1,878,357
                          =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                      GE Investments Funds, Inc.
                            ---------------------------------------------------
                                      Mid-Cap                          Premier
                            Global     Value                 U.S.      Growth
                            Income    Equity     Income     Equity     Equity
                             Fund      Fund       Fund       Fund       Fund
                            -------  ---------  ---------  ---------  ---------
Type II Units:
Units outstanding at
 December 31, 2000........  301,579  3,531,824  3,035,919  2,589,497  2,128,010
                            -------  ---------  ---------  ---------  ---------
From capital transactions:
 Net premiums.............    3,939    110,197     58,673    123,212     29,998
 Loan Interest............      --         --         --         --         --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........     (782)   (25,228)   (25,101)   (28,494)   (10,487)
  Surrenders..............  (20,506)  (216,462)  (311,029)  (103,864)   (59,552)
  Loans...................      --         --         --         --         --
  Cost of insurance and
   administrative
   expenses...............     (139)    (3,033)    (2,149)    (2,677)    (1,087)
 Transfers (to) from the
  Guarantee Account.......   23,982     91,610    115,197    136,725     61,378
 Interfund transfers......   24,414    609,809  1,392,153    215,444      7,508
                            -------  ---------  ---------  ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.............   30,908    566,893  1,227,744    340,346     27,758
                            -------  ---------  ---------  ---------  ---------
Units outstanding at
 September 30, 2001.......  332,487  4,098,717  4,263,663  2,929,843  2,155,768
                            =======  =========  =========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    55,800     148,722      76,869      32,161     38,432
 Loan Interest..........       --          --          --          --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (23,115)    (36,123)    (20,267)    (27,725)   (16,466)
  Surrenders............  (160,310)   (309,266)   (259,103)   (265,691)  (116,476)
  Loans.................       --          --          --          --         --
  Cost of insurance and
   administrative
   expenses.............    (1,653)     (3,608)     (2,096)     (2,043)    (1,004)
 Transfers (to) from the
  Guarantee Account.....    90,146     150,139      91,057      55,904     47,197
 Interfund transfers....   945,387     (13,729)   (342,246)     15,517    180,216
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   906,255     (63,865)   (455,786)   (191,877)   131,899
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 September 30, 2001..... 3,468,735   3,591,475   2,843,312   2,942,649  1,696,316
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                          Variable Insurance Products      Variable Insurance
                                     Fund                   Products Fund II
                         -------------------------------  ---------------------
                          Equity-                           Asset
                          Income     Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                         ---------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 2000...... 9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ---------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........   115,791    114,818     24,310     28,381     118,821
 Loan Interest..........       --         --         --         --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (92,323)   (40,479)    (8,194)   (26,174)    (77,803)
  Surrenders............  (848,289)  (415,439)  (134,213)  (337,510)   (758,212)
  Loans.................       --         --         --         --          --
  Cost of insurance and
   administrative
   expenses.............    (6,094)    (4,185)    (1,054)    (2,008)     (8,253)
 Transfers (to) from the
  Guarantee Account.....    87,712    172,856     34,363     47,114     201,631
 Interfund transfers....   275,886   (393,540)   (94,709)   (54,638)   (887,250)
                         ---------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........  (467,317)  (565,969)  (179,497)  (344,835) (1,411,066)
                         ---------  ---------  ---------  ---------  ----------
Units outstanding at
 September 30, 2001..... 9,437,704  4,844,928  1,394,480  2,837,698  10,738,708
                         =========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   136,389       50,581     100,554      26,430     29,441
 Loan Interest..........       --           --          --          --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (74,737)     (21,485)    (58,743)    (23,311)   (18,345)
  Surrenders............  (305,790)    (175,741)   (344,642)   (156,976)  (153,301)
  Loans.................       --           --          --          --         --
  Cost of insurance and
   administrative
   expenses.............    (5,645)      (3,347)     (5,140)     (2,023)    (1,895)
 Transfers (to) from the
  Guarantee Account.....   272,834       55,663      92,882      28,631     92,727
 Interfund transfers....  (210,451)    (702,883)    183,024    (233,348)   (74,859)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (187,400)    (797,212)    (32,065)   (360,597)  (126,232)
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 September 30, 2001..... 5,389,295    3,701,735   4,296,873   2,838,914  2,418,221
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                              PBHG Insurance
                                   Alger American Fund      Series Fund, Inc.
                                -------------------------  ---------------------
                                    Small                  PBHG Large    PBHG
                                Capitalization   Growth    Cap Growth  Growth II
                                  Portfolio    Portfolio   Portfolio   Portfolio
                                -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 2000.....................    7,559,032    10,491,039  2,236,754   2,843,741
                                  ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................      182,443       220,710    126,402     142,929
 Loan Interest................          --            --         --          --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      (55,153)      (68,828)   (11,571)    (11,240)
  Surrenders..................     (449,301)     (626,782)   (91,223)   (136,620)
  Loans.......................          --            --         --          --
  Cost of insurance and
   administrative expenses....       (6,599)       (9,122)    (1,396)     (2,483)
 Transfers (to) from the
  Guarantee Account...........      280,472       277,891    191,388     293,310
 Interfund transfers..........     (510,170)     (814,717)   (19,541)   (463,113)
                                  ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     (558,308)   (1,020,848)   194,059    (177,217)
                                  ---------    ----------  ---------   ---------
Units outstanding at September
 30, 2001.....................    7,000,724     9,470,191  2,430,813   2,666,524
                                  =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 2000......  7,072,505  14,437,869  15,931,243  16,570,364  3,443,885
                         ----------  ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........    155,317     200,262     186,457     425,145    201,311
 Loan Interest..........        --          --          --          --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,605)    (98,990)    (96,410)   (147,934)  (125,935)
  Surrenders............   (444,406)   (901,765) (1,018,843) (1,263,430)  (794,666)
  Loans.................        --          --          --          --         --
  Cost of insurance and
   administrative
   expenses.............     (4,856)    (11,149)    (10,942)    (14,418)   (12,139)
 Transfers (to) from the
  Guarantee Account.....    389,135     367,311     354,493     921,131    165,742
 Interfund transfers.... (1,014,498) (1,468,992) (1,664,366)   (555,690) 1,029,030
                         ----------  ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   (951,913) (1,913,323) (2,249,611)   (635,196)   463,343
                         ----------  ----------  ----------  ----------  ---------
Units outstanding at
 September 30, 2001.....  6,120,592  12,524,546  13,681,632  15,935,168  3,907,228
                         ==========  ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                              Janus Aspen Series
                                ------------------------------------------------
                                                            Global
                                International   Capital      Life       Global
                                   Growth     Appreciation Sciences   Technology
                                  Portfolio    Portfolio   Portfolio  Portfolio
                                ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 2000.....................    6,457,205     8,761,565  1,245,259  1,333,647
                                  ---------    ----------  ---------  ---------
From capital transactions:
 Net premiums.................       79,004       202,501     60,977     82,139
 Loan Interest................          --            --         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      (43,584)      (52,690)   (13,105)   (11,908)
  Surrenders..................     (378,371)     (457,417)   (57,839)   (81,927)
  Loans.......................          --            --         --         --
  Cost of insurance and
   administrative expenses....       (7,046)       (8,518)      (981)      (958)
 Transfers (to) from the
  Guarantee Account...........      210,878       309,099    151,871    227,866
 Interfund transfers..........     (373,102)   (1,327,425)  (468,055)   107,481
                                  ---------    ----------  ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     (512,221)   (1,334,450)  (327,132)   322,693
                                  ---------    ----------  ---------  ---------
Units outstanding at September
 30, 2001.....................    5,944,984     7,427,115    918,127  1,656,340
                                  =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                               Goldman Sachs
                                  Variable          Salomon Brothers Variable
                              Insurance Trust           Series Fund, Inc.
                            ---------------------  -----------------------------
                            Growth and   Mid Cap   Strategic              Total
                              Income      Value      Bond     Investors  Return
                               Fund       Fund       Fund       Fund      Fund
                            ----------  ---------  ---------  ---------  -------
Type II Units:
Units outstanding at
 December 31, 2000........    971,475   2,769,191    556,622    775,796  272,799
                            ---------   ---------  ---------  ---------  -------
From capital transactions:
 Net premiums.............     38,442     183,158     65,314     64,893   42,732
 Loan Interest............        --          --         --         --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........       (557)    (25,661)    (1,067)    (9,431)  (2,040)
  Surrenders..............    (25,941)   (249,082)   (47,409)  (112,308)  (9,916)
  Loans...................        --          --         --         --       --
  Cost of insurance and
   administrative
   expenses...............       (643)     (2,927)      (641)    (1,014)    (328)
 Transfers (to) from the
  Guarantee Account.......     50,631     182,836     63,264     74,244   30,401
 Interfund transfers......     37,056   2,239,325    433,250    926,187  213,166
                            ---------   ---------  ---------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions.............     98,988   2,327,649    512,711    942,571  274,015
                            ---------   ---------  ---------  ---------  -------
Units outstanding at
 September 30, 2001.......  1,070,463   5,096,840  1,069,333  1,718,367  546,814
                            =========   =========  =========  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                             GE Investments Funds, Inc.
                         ----------------------------------------------------------------------
                                                                             Real      Mid-Cap
                                       Money       Total                    Estate      Value
                          S&P 500      Market     Return    International Securities   Equity
                         Index Fund     Fund       Fund      Equity Fund     Fund       Fund
                         ----------  ----------  ---------  ------------- ----------  ---------
Type III Units:
Units outstanding at
 December 31, 2000...... 14,711,396  13,620,757  2,562,990     575,998      791,128   2,225,373
                         ----------  ----------  ---------     -------    ---------   ---------
From capital
 transactions:
 Net premiums...........  2,071,879  11,375,532    293,175     108,446       61,304     993,838
 Loan Interest..........        --          --         --          --           --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (197,779)   (124,327)    (2,290)     (5,902)      (5,656)    (12,115)
  Surrenders............   (423,135) (1,107,726)  (102,984)    (13,118)     (24,172)    (96,618)
  Loans.................        --          --         --          --           --          --
  Cost of insurance and
   administrative
   expenses.............     (7,541)     (6,419)    (1,214)       (346)        (395)     (1,595)
 Transfers (to) from the
  Guarantee Account.....    291,788    (620,873)    49,448      23,530       12,898      42,362
 Interfund transfers....   (337,584)  1,547,343    336,860      30,803      220,186   1,173,008
                         ----------  ----------  ---------     -------    ---------   ---------
Net increase (decrease)
 in units from capital
 transactions...........  1,397,628  11,063,530    572,995     143,413      264,165   2,098,880
                         ----------  ----------  ---------     -------    ---------   ---------
Units outstanding at
 September 30, 2001..... 16,109,024  24,684,287  3,135,985     719,411    1,055,293   4,324,253
                         ==========  ==========  =========     =======    =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                    GE Investments Funds, Inc.
                         ------------------------------------------------------
                                                                   Small-
                                                Premier              Cap
                                      U.S.      Growth     Value    Value
                          Income     Equity     Equity    Equity   Equity
                           Fund       Fund       Fund      Fund     Fund
                         ---------  ---------  ---------  -------  -------
Type III Units:
Units outstanding at
 December 31, 2000......   978,360  2,679,258  3,575,788      --       --
                         ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums...........   125,773    473,399    691,397  296,597  388,174
 Loan Interest..........       --         --         --       --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,877)   (16,621)   (18,292)     --       --
  Surrenders............   (40,073)   (80,706)  (134,876)  (1,204)  (1,579)
  Loans.................       --         --         --       --       --
  Cost of insurance and
   administrative
   expenses.............      (576)    (1,106)    (1,449)     --       --
 Transfers (to) from the
  Guarantee Account.....    15,835     17,853     53,413    7,945    5,737
 Interfund transfers.... 1,057,468    183,817     40,155    3,752   10,909
                         ---------  ---------  ---------  -------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,137,550    576,636    630,348  307,090  403,241
                         ---------  ---------  ---------  -------  -------
Units outstanding at
 September 30, 2001..... 2,115,910  3,255,894  4,206,136  307,090  403,241
                         =========  =========  =========  =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593    4,011,227  1,554,884    829,485
                         ---------   ---------   ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........   179,851     297,493      445,397    201,598     84,392
 Loan Interest..........       --          --           --         --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (36,616)    (12,107)     (22,897)  (221,831)    (1,784)
  Surrenders............   (72,203)    (84,053)    (129,718)   (65,492)   (30,252)
  Loans.................       --          --           --         --         --
  Cost of insurance and
   administrative
   expenses.............      (799)     (1,599)      (2,336)    (1,020)      (650)
 Transfers (to) from the
  Guarantee Account.....    31,022      16,005       66,690     22,727     18,420
 Interfund transfers.... 1,770,797     (88,409)  (1,051,489)    (3,496)   305,941
                         ---------   ---------   ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,872,052     127,330     (694,353)   (67,514)   376,067
                         ---------   ---------   ----------  ---------  ---------
Units outstanding at
 September 30, 2001..... 3,309,113   5,550,923    3,316,874  1,487,370  1,205,552
                         =========   =========   ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                         Oppeheimer Variable Account          Variable Insurance Products
                           Funds -- Class 2 Shares                        Fund
                         ---------------------------------   --------------------------------
                           Global           Main Street       Equity-
                         Securities       Growth & Income     Income      Growth    Overseas
                           Fund/VA            Fund/VA        Portfolio  Portfolio   Portfolio
                         -------------    ----------------   ---------  ----------  ---------
Type III Units:
Units outstanding at
 December 31, 2000......            --                  --   5,142,408  13,220,537  1,034,948
                          -------------       -------------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........        526,272             459,880    576,845     901,172    (30,865)
 Loan Interest..........            --                  --         --          --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                  --     (24,138)    (85,676)     2,388
  Surrenders............         (1,759)             (1,271)  (174,030)   (474,983)     9,540
  Loans.................            --                  --         --          --         --
  Cost of insurance and
   administrative
   expenses.............            --                  --      (2,601)     (8,531)       262
 Transfers (to) from the
  Guarantee Account.....         14,553               5,431     96,344     187,459     (9,129)
 Interfund transfers....         35,532              28,186  1,124,844  (1,693,572)    23,296
                          -------------       -------------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions...........        574,598             492,226  1,597,264  (1,174,131)    (4,508)
                          -------------       -------------  ---------  ----------  ---------
Units outstanding at
 September 30, 2001.....        574,598             492,226  6,739,672  12,046,406  1,030,440
                          =============       =============  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                 Variable Insurance      Variable Insurance
                                  Products Fund II        Products Fund III
                                ---------------------  ------------------------
                                  Asset                Growth &      Growth
                                 Manager   Contrafund   Income    Opportunities
                                Portfolio  Portfolio   Portfolio    Portfolio
                                ---------  ----------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 2000...................... 1,578,124  10,046,542  3,872,703    2,947,260
                                ---------  ----------  ---------    ---------
From capital transactions:
 Net premiums..................   116,463     503,457    304,198      192,802
 Loan Interest.................       --          --         --           --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits...............    (9,911)    (64,822)   (33,777)     (10,629)
  Surrenders...................   (44,799)   (258,663)  (129,752)     (75,994)
  Loans........................       --          --         --           --
  Cost of insurance and
   administrative expenses.....      (572)     (5,289)    (1,795)      (2,276)
 Transfers (to) from the
  Guarantee Account............    25,969     169,091     82,261       21,322
 Interfund transfers...........   (10,774)   (859,478)       414     (928,431)
                                ---------  ----------  ---------    ---------
Net increase (decrease) in
 units from capital
 transactions..................    76,376    (515,704)   221,549     (803,206)
                                ---------  ----------  ---------    ---------
Units outstanding at September
 30, 2001...................... 1,654,500   9,530,838  4,094,252    2,144,054
                                =========  ==========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II -- Products Fund III--
                           Service Class 2     Service Class 2     Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type III Units:
Units outstanding at
 December 31, 2000......      --        --             --             --        --
                          -------   -------        -------        -------   -------
From capital
 transactions:
 Net premiums...........  969,980   837,368        677,305        312,808   611,935
 Loan Interest..........      --        --             --             --        --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (5,495)      --             --             --        --
  Surrenders............   (8,576)   (6,248)        (6,099)        (1,311)   (2,629)
  Loans.................      --        --             --             --        --
  Cost of insurance and
   administrative
   expenses.............      --        --             --             --        --
 Transfers (to) from the
  Guarantee Account.....   22,380     6,931         13,420          9,272    10,384
 Interfund transfers....  (14,302)   14,274         26,849         21,552    34,747
                          -------   -------        -------        -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  963,987   852,325        711,475        342,321   654,437
                          -------   -------        -------        -------   -------
Units outstanding at
 September 30, 2001.....  963,987   852,325        711,475        342,321   654,437
                          =======   =======        =======        =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                           Federated Insurance Series
                                   ---------------------------------------------
                                   American   High Income          International
                                    Leaders      Bond     Utility  Small Company
                                    Fund II     Fund II   Fund II     Fund II
                                   ---------  ----------- -------  -------------
Type III Units:
Units outstanding at December 31,
 2000............................  1,783,774   1,236,512  971,234    1,783,774
                                   ---------   ---------  -------   ----------
From capital transactions:
 Net premiums....................    181,853      97,109   16,964   (1,651,184)
 Loan Interest...................        --          --       --           --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................    (15,262)     (7,572)  (5,200)         --
  Surrenders.....................    (72,528)    (60,457)  (7,362)         (35)
  Loans..........................        --          --       --           --
  Cost of insurance and
   administrative expenses.......     (1,001)       (454)    (126)         --
 Transfers (to) from the
  Guarantee Account..............     61,789      95,013    3,087        9,907
 Interfund transfers.............    210,770       7,175   (5,551)      47,686
                                   ---------   ---------  -------   ----------
Net increase (decrease) in units
 from capital transactions.......    365,621     130,814    1,812   (1,593,626)
                                   ---------   ---------  -------   ----------
Units outstanding at September
 30, 2001........................  2,149,395   1,367,326  973,046      190,148
                                   =========   =========  =======   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         Federated Insurance
                         Series  -- Service
                               Shares           Alger American Fund      Janus Aspen Series
                         ------------------- -------------------------  ----------------------
                                                 Small                  Aggressive
                          High Income Bond   Capitalization   Growth      Growth      Growth
                               Fund II         Portfolio    Portfolio   Portfolio   Portfolio
                         ------------------- -------------- ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 2000......          --           3,566,464    10,372,485  10,800,977  17,978,378
                               ------          ---------    ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........       41,251           (505,574)      726,072     694,215   1,208,169
 Loan Interest..........          --                 --            --          --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --              48,242      (137,539)   (147,004)   (212,992)
  Surrenders............         (180)           164,092      (399,609)   (304,572)   (666,336)
  Loans.................          --                 --            --          --          --
  Cost of insurance and
   administrative
   expenses.............          --               4,008        (6,505)     (6,543)    (13,344)
 Transfers (to) from the
  Guarantee Account.....          559           (144,226)      253,611     118,933     208,458
 Interfund transfers....        2,666            394,818    (1,226,036) (1,644,170) (2,400,273)
                               ------          ---------    ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........       44,296            (38,640)     (790,006) (1,289,141) (1,876,318)
                               ------          ---------    ----------  ----------  ----------
Units outstanding at
 September 30, 2001.....       44,296          3,527,824     9,582,479   9,511,836  16,102,060
                               ======          =========    ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                         -------------------------------------------------------------
                         Worldwide               Flexible   International   Capital
                           Growth     Balanced    Income       Growth     Appreciation
                         Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                         ----------  ----------  ---------  ------------- ------------
Type III Units:
Units outstanding at
 December 31, 2000...... 12,873,897  14,010,497  1,350,650    4,568,600    14,448,594
                         ----------  ----------  ---------    ---------    ----------
From capital
 transactions:
 Net premiums...........    807,246     791,865    124,194      330,768       604,696
 Loan Interest..........        --          --         --           --            --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (193,444)    (88,001)   (29,724)     (21,376)     (259,359)
  Surrenders............   (359,588)   (420,049)   (54,007)     (99,261)     (415,683)
  Loans.................        --          --         --           --            --
  Cost of insurance and
   administrative
   expenses.............     (8,029)     (5,955)      (663)      (2,706)       (9,112)
 Transfers (to) from the
  Guarantee Account.....    219,673     148,859      9,924      105,821        99,019
 Interfund transfers.... (1,661,232)    181,487    757,759     (407,827)   (1,822,170)
                         ----------  ----------  ---------    ---------    ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,195,374)    608,206    807,483      (94,581)   (1,802,609)
                         ----------  ----------  ---------    ---------    ----------
Units outstanding at
 September 30, 2001..... 11,678,523  14,618,703  2,158,133    4,474,019    12,645,985
                         ==========  ==========  =========    =========    ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       Janus Aspen Series -- Service Shares
                                     -------------------------------------------
                                      Global
                                       Life       Global    Aggressive
                                     Sciences   Technology    Growth    Growth
                                     Portfolio  Portfolio   Portfolio  Portfolio
                                     ---------  ----------  ---------- ---------
Type III Units:
Units outstanding at December 31,
 2000............................... 1,538,535  1,420,254        --         --
                                     ---------  ---------    -------    -------
From capital transactions:
 Net premiums.......................   256,930    327,814    388,031    614,856
 Loan Interest......................       --         --         --         --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits....................   (11,402)   (24,416)       --      (2,807)
  Surrenders........................   (26,306)    (2,699)    (1,612)    (1,887)
  Loans.............................       --         --         --         --
  Cost of insurance and
   administrative expenses..........      (592)      (609)       --         --
 Transfers (to) from the Guarantee
  Account...........................    16,602     37,742      6,783      8,484
 Interfund transfers................  (753,976)    85,379     35,238     51,586
                                     ---------  ---------    -------    -------
Net increase (decrease) in units
 from capital transactions..........  (518,744)   423,211    428,440    670,232
                                     ---------  ---------    -------    -------
Units outstanding at September 30,
 2001............................... 1,019,791  1,843,465    428,440    670,232
                                     =========  =========    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                     Janus Aspen Series -- Service Shares
                                ----------------------------------------------
                                  Capital    Worldwide International
                                Appreciation  Growth      Growth     Balanced
                                 Portfolio   Portfolio   Portfolio   Portfolio
                                ------------ --------- ------------- ---------
Type III Units:
Units outstanding at December
 31, 2000......................       --          --          --           --
                                  -------     -------     -------    ---------
From capital transactions:
 Net premiums..................   412,831     527,797     383,387    1,162,589
 Loan Interest.................       --          --          --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (4,378)        --       (1,473)      (8,493)
  Surrenders...................    (5,335)     (2,492)     (1,439)      (8,088)
  Loans........................       --          --          --           --
  Cost of insurance and
   administrative expenses.....       --          --          --           --
 Transfers (to) from the
  Guarantee Account............     2,638        (381)      2,781       28,622
 Interfund transfers...........     7,507      46,201      25,367       51,961
                                  -------     -------     -------    ---------
Net increase (decrease) in
 units from capital
 transactions..................   413,263     571,125     408,623    1,226,591
                                  -------     -------     -------    ---------
Units outstanding at September
 30, 2001......................   413,263     571,125     408,623    1,226,591
                                  =======     =======     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund, Inc.
                         --------------------------  -----------------------------
                                                                            Total
                         Growth and     Mid Cap      Strategic  Investors  Return
                         Income Fund   Value Fund    Bond Fund    Fund      Fund
                         ------------  ------------  ---------  ---------  -------
Type III Units:
Units outstanding at
 December 31, 2000......     644,374      2,947,576    546,314  1,815,125  391,192
                          ----------   ------------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........      71,025        554,227     89,625    442,354  110,769
 Loan Interest..........         --             --         --         --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,609)       (20,897)      (639)   (20,889)     --
  Surrenders............     (16,910)      (179,528)   (18,692)   (89,703) (11,084)
  Loans.................         --             --         --         --       --
  Cost of insurance and
   administrative
   expenses.............        (353)        (3,094)      (315)    (2,115)    (221)
 Transfers (to) from the
  Guarantee Account.....       1,312         37,444     11,852     36,091    7,072
 Interfund transfers....      81,375      1,104,989    559,877    408,015  210,219
                          ----------   ------------  ---------  ---------  -------
Net increase (decrease)
 in units from capital
 transactions...........     134,840      1,493,141    641,708    773,753  316,755
                          ----------   ------------  ---------  ---------  -------
Units outstanding at
 September 30, 2001.....     779,214      4,440,717  1,188,022  2,588,878  707,947
                          ==========   ============  =========  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                                 MFS Variable
                            AIM Variable Insurance Funds        Insurance Trust
                         -----------------------------------  --------------------
                         AIM V.I. Capital AIM V.I.  AIM V.I.    MFS    MFS Growth
                           Appreciation    Growth    Value    Growth   With Income
                               Fund         Fund      Fund    Series     Series
                         ---------------- --------  --------  -------  -----------
Type III Units:
Units outstanding at
 December 31, 2000......         --           --        --        --         --
                             -------      -------   -------   -------    -------
From capital
 transactions:
 Net premiums...........     281,823      178,891   920,758   364,934    279,069
 Loan Interest..........         --           --        --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --           --     (5,746)      --         --
  Surrenders............      (1,059)      (4,665)   (4,226)     (944)    (1,205)
  Loans.................         --           --        --        --         --
  Cost of insurance and
   administrative
   expenses.............         --           --        --        --         --
 Transfers (to) from the
  Guarantee Account.....      (3,039)       6,800     8,171     4,868     14,583
 Interfund transfers....      21,088        2,111   (31,177)  (18,277)     1,461
                             -------      -------   -------   -------    -------
Net increase (decrease)
 in units from capital
 transactions...........     298,813      183,137   887,780   350,581    293,908
                             -------      -------   -------   -------    -------
Units outstanding at
 September 30, 2001.....     298,813      183,137   887,780   350,581    293,908
                             =======      =======   =======   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         MFS Variable Insurance Trust                 Dreyfus
                         ---------------------------- ----------------------------------------
                              MFS                     Dreyfus Investments     The Dreyfus
                         New Discovery      MFS       Portfolios-Emerging Socially Responsible
                            Series     Utility Series  Markets Portfolio   Growth Fund, Inc.
                         ------------- -------------- ------------------- --------------------
Type III Units:
Units outstanding at
 December 31, 2000......        --            --               --                   --
                            -------       -------           ------               ------
From capital
 transactions:
 Net premiums...........    284,248       378,103           26,170               32,613
 Loan Interest..........        --            --               --                   --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --               --                   --
  Surrenders............       (868)       (1,793)            (178)                 (73)
  Loans.................        --            --               --                   --
  Cost of insurance and
   administrative
   expenses.............        --            --               --                   --
 Transfers (to) from the
  Guarantee Account.....      6,410         9,549              124                4,162
 Interfund transfers....      4,258        19,087            2,730                3,743
                            -------       -------           ------               ------
Net increase (decrease)
 in units from capital
 transactions...........    294,048       404,946           28,846               40,445
                            -------       -------           ------               ------
Units outstanding at
 September 30, 2001.....    294,048       404,946           28,846               40,445
                            =======       =======           ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign  Long-Term U.S.  High Yield Total Return
                                 Bond    Government Bond    Bond        Bond
                               Portfolio    Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type III Units:
Units outstanding at December
 31, 2000....................       --           --           --          --
                                -------      -------      -------     -------
From capital transactions:
 Net premiums................    71,299      451,072      259,938     915,889
 Loan Interest...............       --           --           --          --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --           --           --          --
  Surrenders.................      (398)      (1,776)        (657)     (5,108)
  Loans......................       --           --           --          --
  Cost of insurance and
   administrative expenses...       --           --           --          --
 Transfers (to) from the
  Guarantee Account..........       122        4,652        5,885      15,722
 Interfund transfers.........    29,792       35,461       36,894      54,373
                                -------      -------      -------     -------
Net increase (decrease) in
 units from capital
 transactions................   100,815      489,409      302,060     980,876
                                -------      -------      -------     -------
Units outstanding at
 September 30, 2001..........   100,815      489,409      302,060     980,876
                                =======      =======      =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       Rydex        Alliance Variable Products
                                   Variable Trust       Series Fund, Inc.
                                   -------------- -------------------------------
                                                  Growth and   Premier
                                                    Income     Growth    Quasar
                                      OTC Fund    Portfolio   Portfolio Portfolio
                                   -------------- ----------  --------- ---------
Type III Units:
Units outstanding at December 31,
 2000............................         --            --         --       --
                                      -------     ---------    -------   ------
From capital transactions:
 Net premiums....................     187,330     1,423,056    631,651   78,105
 Loan Interest...................         --            --         --       --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................         --         (5,434)    (5,633)     --
  Surrenders.....................        (343)       (8,017)    (5,949)    (440)
  Loans..........................         --            --         --       --
  Cost of insurance and
   administrative expenses.......         --            --         --       --
 Transfers (to) from the
  Guarantee Account..............          27        28,110      6,265    4,863
 Interfund transfers.............      28,861        33,388     34,037    4,001
                                      -------     ---------    -------   ------
Net increase (decrease) in units
 from capital transactions.......     215,875     1,471,103    660,371   86,529
                                      -------     ---------    -------   ------
Units outstanding at September
 30, 2001........................     215,875     1,471,103    660,371   86,529
                                      =======     =========    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                        Prudential
                                          --------------------------------------
                                                                     Jennison
                                          Emerging                 International
                                           Growth  Jennison Equity    Growth
                                          -------- -------- ------ -------------
Type III Units:
Units outstanding at December 31, 2000..     --       --     --          --
                                           -----    -----    ---       -----
From capital transactions:
 Net premiums...........................   6,932    1,913    --        1,369
 Loan Interest..........................     --       --     --          --
 Transfers (to) from the general account
  of GE Life & Annuity:
  Death benefits........................     --       --     --          --
  Surrenders............................     --       --     --          --
  Loans.................................     --       --     --          --
  Cost of insurance and administrative
   expenses.............................     --       --     --          --
 Transfers (to) from the Guarantee
  Account...............................     --       --     --          --
 Interfund transfers....................     --       --     --          --
                                           -----    -----    ---       -----
Net increase (decrease) in units from
 capital transactions...................   6,932    1,913    --        1,369
                                           -----    -----    ---       -----
Units outstanding at September 30,
 2001...................................   6,932    1,913    --        1,369
                                           =====    =====    ===       =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                             GE Investments Funds, Inc.
                         ----------------------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate   Mid-Cap
                           Index      Market    Return      Equity     Securities  Value Equity
                           Fund        Fund      Fund        Fund         Fund         Fund
                         ---------  ----------  -------  ------------- ----------- ------------
Type IV Units:
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441      96,984      70,076      330,352
                         ---------  ----------  -------     -------      ------      -------
From capital
 transactions:
 Net premiums...........   423,644   3,597,197   70,491      48,631      13,657      106,071
 Loan Interest..........       --          --       --          --          --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
  Death benefits........   (26,018)    (16,920)  (2,573)        --          --        (1,317)
  Surrenders............  (130,235) (2,393,274) (26,029)    (14,341)     (5,656)     (20,358)
  Loans.................       --          --       --          --          --           --
  Cost of insurance and
   administrative
   expenses.............       (50)         (6)      (5)         (8)         (4)         (10)
 Transfers (to) from the
  Guarantee Account.....    11,895     (84,633)   7,232      (8,268)       (380)       4,224
 Interfund transfers....    33,944    (866,600)  49,774     217,532      20,896       72,335
                         ---------  ----------  -------     -------      ------      -------
Net increase (decrease)
 in units from capital
 transactions...........   313,180     235,764   98,890     243,546      28,513      160,945
                         ---------  ----------  -------     -------      ------      -------
Units outstanding at
 September 30, 2001..... 2,066,729   4,055,370  382,331     340,530      98,589      491,297
                         =========  ==========  =======     =======      ======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       GE Investments Funds, Inc.
                            ---------------------------------------------------
                                      U.S.       Premier    Value   Small-Cap
                            Income   Equity   Growth Equity Equity Value Equity
                             Fund     Fund        Fund       Fund      Fund
                            -------  -------  ------------- ------ ------------
Type IV Units:
Units outstanding at
 December 31, 2000......... 165,406  254,245     294,786       --        --
                            -------  -------     -------    ------    ------
From capital transactions:
 Net premiums..............  30,132   33,184      94,912    75,075    18,732
 Loan Interest.............     --       --          --        --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --       --       (3,753)      --        --
  Surrenders............... (31,385) (10,617)    (18,451)      330       --
  Loans....................     --       --          --        --        --
  Cost of insurance and
   administrative
   expenses................      (1)     (13)        (15)      --        --
 Transfers (to) from the
  Guarantee Account........    (930)  (1,604)      1,739       --        --
 Interfund transfers.......  94,721    6,240       9,837    15,905     4,515
                            -------  -------     -------    ------    ------
Net increase (decrease) in
 units from capital
 transactions..............  92,537   27,190      84,269    91,310    23,247
                            -------  -------     -------    ------    ------
Units outstanding at
 September 30, 2001........ 257,943  281,435     379,055    91,310    23,247
                            =======  =======     =======    ======    ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 2000........  167,312    634,278      459,900  141,624   116,683
                            -------    -------     --------  -------   -------
From capital transactions:
 Net premiums.............   30,794    115,957      103,311  (29,520)   29,169
 Loan Interest............      --         --           --       --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........     (702)    (3,976)      (3,178)     --        --
  Surrenders..............  (21,537)   (36,005)     (18,843) (71,273)  (10,391)
  Loans...................      --         --           --       --        --
  Cost of insurance and
   administrative
   expenses...............       (6)       (19)         (24)     (26)       (3)
 Transfers (to) from the
  Guarantee Account.......      863     15,897       16,298   78,379     1,518
 Interfund transfers......  121,612     49,171     (184,053)  57,554    64,291
                            -------    -------     --------  -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  131,024    141,025      (86,489)  35,114    84,584
                            -------    -------     --------  -------   -------
Units outstanding at
 September 30, 2001.......  298,336    775,303      373,411  176,738   201,267
                            =======    =======     ========  =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         Oppenheimer Variable Account           Variable Insurance Products
                           Funds -- Class 2 Shares                         Fund
                         ----------------------------------    -------------------------------
                           Global            Main Street        Equity-
                         Securities        Growth & Income      Income     Growth    Overseas
                           Fund/VA             Fund/VA         Portfolio  Portfolio  Portfolio
                         ---------------   ----------------    ---------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 2000......              --                 --     557,714   1,122,676   167,898
                          ---------------      -------------   --------   ---------  --------
From capital
 transactions:
 Net premiums...........          568,183             49,491   (239,439)    238,212   330,255
 Loan Interest..........              --                 --         --          --        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
  Death benefits........              --                 --      (3,680)    (13,017)   (1,230)
  Surrenders............            6,930               (362)   (88,917)   (106,081) (181,769)
  Loans.................              --                 --         --          --        --
  Cost of insurance and
   administrative
   expenses.............              --                 --         (61)        (84)       (8)
 Transfers (to) from the
  Guarantee Account.....           (1,191)             1,445      3,302      52,908        38
 Interfund transfers....         (480,582)            35,845    650,398    (224,621)  148,900
                          ---------------      -------------   --------   ---------  --------
Net increase (decrease)
 in units from capital
 transactions...........           93,340             86,419    321,603     (52,683)  296,186
                          ---------------      -------------   --------   ---------  --------
Units outstanding at
 September 30, 2001.....           93,340             86,419    879,317   1,069,993   464,084
                          ===============      =============   ========   =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                     Variable Insurance     Variable Insurance
                                      Products Fund II       Products Fund III
                                    --------------------  -----------------------
                                      Asset               Growth &     Growth
                                     Manager  Contrafund   Income   Opportunities
                                    Portfolio Portfolio   Portfolio   Portfolio
                                    --------- ----------  --------- -------------
Type IV Units:
Units outstanding at December 31,
 2000.............................   212,496  1,214,744    513,093     236,293
                                     -------  ---------    -------     -------
From capital transactions:
 Net premiums.....................    15,609    434,814     89,428      71,063
 Loan Interest....................       --         --         --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................    (1,617)   (20,421)    (3,220)        --
  Surrenders......................   (11,505)  (256,449)   (26,149)    (14,660)
  Loans...........................       --         --         --          --
  Cost of insurance and
   administrative expenses........        (2)      (158)        (9)         (8)
 Transfers (to) from the Guarantee
  Account.........................      (763)   147,829     30,658        (921)
 Interfund transfers..............    11,105   (318,721)    45,410     (16,936)
                                     -------  ---------    -------     -------
Net increase (decrease) in units
 from capital transactions........    12,827    (13,106)   136,118      38,538
                                     -------  ---------    -------     -------
Units outstanding at September 30,
 2001.............................   225,323  1,201,638    649,211     274,831
                                     =======  =========    =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                                 Variable Insurance
                         Variable Insurance  Variable Insurance   Products Fund III
                          Products Fund --   Products Fund II --         --
                           Service Class 2     Service Class 2     Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type IV Units:
Units outstanding at
 December 31, 2000......     --         --             --            --        --
                          ------    -------        -------        ------    ------
From capital
 transactions:
 Net premiums...........  92,048    206,583        165,628        52,423    70,498
 Loan Interest..........     --         --             --            --        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
  Death benefits........     --         --             --            --        --
  Surrenders............    (322)      (583)           (83)          (98)     (114)
  Loans.................     --         --             --            --        --
  Cost of insurance and
   administrative
   expenses.............     --         --             --            --        --
 Transfers (to) from the
  Guarantee Account.....   1,209      2,277            --            --      2,208
 Interfund transfers....  (2,077)    13,295            465        29,750     2,885
                          ------    -------        -------        ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  90,858    221,572        166,010        82,075    75,477
                          ------    -------        -------        ------    ------
Units outstanding at
 September 30, 2001.....  90,858    221,572        166,010        82,075    75,477
                          ======    =======        =======        ======    ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                            Federated Insurance Series
                                    --------------------------------------------
                                    American     High              International
                                    Leaders   Income Bond Utility  Small Company
                                    Fund II     Fund II   Fund II     Fund II
                                    --------  ----------- -------  -------------
Type IV Units:
Units outstanding at December 31,
 2000.............................   243,347    124,964   107,356        --
                                    --------    -------   -------     ------
From capital transactions:
 Net premiums.....................   (53,513)    17,371     6,138      3,176
 Loan Interest....................       --         --        --         --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................   (14,376)    (1,437)      --         --
  Surrenders......................  (118,602)   (14,956)   (9,167)    (4,643)
  Loans...........................       --         --        --         --
  Cost of insurance and
   administrative expenses........       (23)        (1)       (5)       --
 Transfers (to) from the Guarantee
  Account.........................     2,217    (31,118)     (438)       --
 Interfund transfers..............   255,582     39,380    22,098     23,950
                                    --------    -------   -------     ------
Net increase (decrease) in units
 from capital transactions........    71,285      9,239    18,626     22,483
                                    --------    -------   -------     ------
Units outstanding at September 30,
 2001.............................   314,632    134,203   125,982     22,483
                                    ========    =======   =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                          Federated Insurance
                            Series--Service
                                Shares          Alger American Fund      Janus Aspen Series
                          ------------------- ------------------------  ---------------------
                              High Income         Small                 Aggressive
                                 Bond         Capitalization  Growth      Growth     Growth
                                Fund II         Portfolio    Portfolio  Portfolio   Portfolio
                          ------------------- -------------- ---------  ----------  ---------
Type IV Units:
Units outstanding at De-
 cember 31, 2000........            --             537,277   1,392,041  1,417,961   2,092,272
                                -------         ----------   ---------  ---------   ---------
From capital transac-
 tions:
 Net premiums...........        200,506         (1,022,509)   (158,881)   207,039     247,282
 Loan Interest..........            --                 --          --         --          --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               5,936       5,931     (8,633)    (25,312)
  Surrenders............            395            323,466      99,337    (90,054)   (167,024)
  Loans.................            --                 --          --         --          --
  Cost of insurance and
   administrative
   expenses.............            --                 266          55       (117)       (110)
 Transfers (to) from the
  Guarantee Account.....            --             (36,970)    (10,521)     6,188      62,528
 Interfund transfers....        (23,126)           675,512      40,747   (286,741)   (242,340)
                                -------         ----------   ---------  ---------   ---------
Net increase (decrease)
 in units from capital
 transactions...........        177,775            (54,299)    (23,332)  (172,318)   (124,976)
                                -------         ----------   ---------  ---------   ---------
Units outstanding at
 September 30, 2001.....        177,775            482,978   1,368,709  1,245,643   1,967,296
                                =======         ==========   =========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                            Janus Aspen Series
                         -----------------------------------------------------------
                         Worldwide              Flexible  International   Capital
                          Growth     Balanced    Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
                         ---------  ----------  --------- ------------- ------------
Type IV Units:
Units outstanding at
 December 31, 2000...... 1,684,062   1,437,590   191,005      885,554    1,575,700
                         ---------  ----------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........   145,751     779,959    18,989      357,713      152,843
 Loan Interest..........       --          --        --           --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (13,666)    (98,601)   (1,153)     (16,893)      (7,729)
  Surrenders............   (80,481) (1,320,049)  (24,303)    (227,060)     (75,900)
  Loans.................       --          --        --           --           --
  Cost of insurance and
   administrative
   expenses.............       (81)       (597)       (3)         (81)         (66)
 Transfers (to) from the
  Guarantee Account.....    16,020     265,798       456       29,090        1,709
 Interfund transfers....  (212,606)    482,688    18,953      (10,720)    (381,539)
                         ---------  ----------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  (145,063)    109,198    12,939      132,049     (310,682)
                         ---------  ----------   -------    ---------    ---------
Units outstanding at
 September 30, 2001..... 1,538,999   1,546,788   203,944    1,017,603    1,265,018
                         =========  ==========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Type IV Units:
Units outstanding at December 31,
 2000..............................    97,759    222,133        --         --
                                      -------    -------     ------    -------
From capital transactions:
 Net premiums......................    29,011     39,932     14,486    107,862
 Loan Interest.....................       --         --         --         --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits...................       --      (5,178)       --         --
  Surrenders.......................    (4,131)    (9,468)     3,413       (765)
  Loans............................       --         --         --         --
  Cost of insurance and
   administrative expenses.........        (4)       (10)       --         --
 Transfers (to) from the Guarantee
  Account..........................       233      9,364     (3,002)       131
 Interfund transfers...............    (3,524)       (13)    23,465     (1,352)
                                      -------    -------     ------    -------
Net increase (decrease) in units
 from capital transactions.........    21,585     34,627     38,362    105,876
                                      -------    -------     ------    -------
Units outstanding at September 30,
 2001..............................   119,344    256,760     38,362    105,876
                                      =======    =======     ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       Janus Aspen Series -- Service Shares
                                  ----------------------------------------------
                                    Capital    Worldwide International
                                  Appreciation  Growth      Growth     Balanced
                                   Portfolio   Portfolio   Portfolio   Portfolio
                                  ------------ --------- ------------- ---------
Type IV Units:
Units outstanding at December
 31, 2000.......................        --          --          --          --
                                     ------     -------     -------     -------
From capital transactions:
 Net premiums...................     77,911      72,042      55,114     166,266
 Loan Interest..................        --          --          --          --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................        --          --          --          --
  Surrenders....................       (885)       (484)       (418)     (1,275)
  Loans.........................        --          --          --          --
  Cost of insurance and
   administrative expenses......        --          --          --          --
 Transfers (to) from the
  Guarantee Account.............         32         548         --           57
 Interfund transfers............     (4,591)     37,696     325,822      11,581
                                     ------     -------     -------     -------
Net increase (decrease) in units
 from capital transactions......     72,467     109,802     380,518     176,629
                                     ------     -------     -------     -------
Units outstanding at September
 30, 2001.......................     72,467     109,802     380,518     176,629
                                     ======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                         Goldman Sachs Variable      Salomon Brothers Variable
                            Insurance Trust              Series Fund, Inc.
                         --------------------------  --------------------------
                                         Mid Cap                         Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 2000......       86,719       237,882   108,469   100,680  33,720
                          -----------   -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       73,489        69,882    18,427    49,385  18,423
 Loan Interest..........          --            --        --        --      --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (1,489)       (1,288)      --        --      --
  Surrenders............       (7,886)      (18,802)  (16,966)  (10,079) (2,349)
  Loans.................          --            --        --        --      --
  Cost of insurance and
   administrative
   expenses.............           (6)          (10)       (2)       (7)    --
 Transfers (to) from the
  Guarantee Account.....          274         4,551     1,861      (732)   (393)
 Interfund transfers....       32,031       154,073    30,015   115,087   5,612
                          -----------   -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       96,413       208,406    33,335   153,654  21,293
                          -----------   -----------   -------   -------  ------
Units outstanding at
 September 30, 2001.....      183,132       446,288   141,804   254,334  55,013
                          ===========   ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                AIM Variable Insurance Funds
                                             ----------------------------------
                                             AIM V.I. Capital AIM V.I. AIM V.I.
                                               Appreciation    Growth   Value
                                                   Fund         Fund     Fund
                                             ---------------- -------- --------
Type IV Units:
Units outstanding at December 31, 2000......         --           --       --
                                                  ------       ------  -------
From capital transactions:
 Net premiums...............................      56,305       18,617  127,306
 Loan Interest..............................         --           --       --
 Transfers (to) from the general account of
  GE Life & Annuity:
  Death benefits............................         --           --       --
  Surrenders................................        (562)        (159)    (553)
  Loans.....................................         --           --       --
  Cost of insurance and administrative
   expenses.................................         --           --       --
 Transfers (to) from the Guarantee Account..         531          --       978
 Interfund transfers........................        (357)         --       387
                                                  ------       ------  -------
Net increase (decrease) in units from
 capital transactions.......................      55,917       18,458  128,118
                                                  ------       ------  -------
Units outstanding at September 30, 2001.....      55,917       18,458  128,118
                                                  ======       ======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                     MFS Variable Insurance Trust                              Dreyfus
                         ----------------------------------------------------- ----------------------------------------
                                       MFS Growth
                                          With         MFS                     Dreyfus Investments     The Dreyfus
                              MFS        Income   New Discovery      MFS       Portfolios-Emerging Socially Responsible
                         Growth Series   Series      Series     Utility Series  Markets Portfolio   Growth Fund, Inc.
                         ------------- ---------- ------------- -------------- ------------------- --------------------
Type IV Units:
Units outstanding at
 December 31, 2000......       --           --          --             --              --                   --
                            ------       ------      ------         ------             ---                -----
From capital
 transactions:
 Net premiums...........    48,168       21,964      24,658         34,920             --                 8,260
 Loan Interest..........       --           --          --             --              --                   --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --           --          --             --              --                   --
  Surrenders............      (370)         (85)        (47)           (43)            --                   --
  Loans.................       --           --          --             --              --                   --
  Cost of insurance and
   administrative
   expenses.............       --           --          --             --              --                   --
 Transfers (to) from the
  Guarantee Account.....       526          --          --             --              --                   --
 Interfund transfers....     1,916         (619)      1,698            693             --                   --
                            ------       ------      ------         ------             ---                -----
Net increase (decrease)
 in units from capital
 transactions...........    50,240       21,260      26,309         35,570             --                 8,260
                            ------       ------      ------         ------             ---                -----
Units outstanding at
 September 30, 2001.....    50,240       21,260      26,309         35,570             --                 8,260
                            ======       ======      ======         ======             ===                =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                         PIMCO Variable Insurance Trust
                                ------------------------------------------------
                                 Foreign  Long-Term U.S. High Yield Total Return
                                  Bond      Government      Bond        Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- ------------
Type IV Units:
Units outstanding at December
 31, 2000.....................      --           --           --          --
                                  -----       ------       ------     -------
From capital transactions:
 Net premiums.................    1,823       57,449       18,576     170,272
 Loan Interest................      --           --           --          --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --           --           --          --
  Surrenders..................       (8)        (435)        (398)       (843)
  Loans.......................      --           --           --          --
  Cost of insurance and
   administrative expenses....      --           --           --          --
 Transfers (to) from the
  Guarantee Account...........      --           --           --          --
 Interfund transfers..........      118        6,170         (978)    170,214
                                  -----       ------       ------     -------
Net increase (decrease) in
 units from capital
 transactions.................    1,933       63,184       17,200     339,643
                                  -----       ------       ------     -------
Units outstanding at September
 30, 2001.....................    1,933       63,184       17,200     339,643
                                  =====       ======       ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued


                                       Rydex        Alliance Variable Products
                                   Variable Trust       Series Fund, Inc.
                                   -------------- ------------------------------
                                                  Growth and  Premier
                                                    Income    Growth    Quasar
                                      OTC Fund    Portfolio  Portfolio Portfolio
                                   -------------- ---------- --------- ---------
Type IV Units:
Units outstanding at December 31,
 2000............................         --           --        --        --
                                       ------      -------    ------     -----
From capital transactions:
 Net premiums....................      14,272      188,547    74,836     1,418
 Loan Interest...................         --           --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................         --           --        --        --
  Surrenders.....................        (383)      (1,287)     (665)     (131)
  Loans..........................         --           --        --        --
  Cost of insurance and
   administrative expenses.......         --           --        --        --
 Transfers (to) from the
  Guarantee Account..............         --         1,084       --        --
 Interfund transfers.............         411       14,758      (861)    2,413
                                       ------      -------    ------     -----
Net increase (decrease) in units
 from capital transactions.......      14,300      203,102    73,310     3,700
                                       ------      -------    ------     -----
Units outstanding at September
 30, 2001........................      14,300      203,102    73,310     3,700
                                       ======      =======    ======     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500    Money     Total  International Real Estate
                           Index    Market     Return    Equity     Securities
                           Fund      Fund       Fund      Fund         Fund
                          ------- -----------  ------ ------------- -----------
Type V Units:
Units outstanding at
 December 31, 2000.......  2,155   10,156,142   --          --           109
                           -----  -----------   ---      ------        -----
From capital
 transactions:
 Net premiums............    426    1,103,261   --          --            32
 Loan Interest...........    --           --    --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    --           --    --          --           --
  Surrenders.............    --   (10,156,842)  --          --           --
  Loans..................    --           --    --          --           --
  Cost of insurance and
   administrative
   expenses..............    --           --    --          --           --
 Transfers (to) from the
  Guarantee Account......    --           --    --          --           --
 Interfund transfers.....  3,993     (632,293)  --       36,231        1,810
                           -----  -----------   ---      ------        -----
Net increase (decrease)
 in units from capital
 transactions............  4,419   (9,685,874)  --       36,231        1,842
                           -----  -----------   ---      ------        -----
Units outstanding at
 September 30, 2001......  6,574      470,268   --       36,231        1,951
                           =====  ===========   ===      ======        =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                              GE Investments Funds, Inc.
                                       ----------------------------------------
                                         Mid-Cap            U.S.     Premier
                                       Value Equity Income Equity Growth Equity
                                           Fund      Fund   Fund      Fund
                                       ------------ ------ ------ -------------
Type V Units:
Units outstanding at December 31,
 2000.................................      --        --     --        --
                                          -----     -----  -----       ---
From capital transactions:
 Net premiums.........................        3        81    --          3
 Loan Interest........................      --        --     --        --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits......................      --        --     --        --
  Surrenders..........................       (5)      --     --        --
  Loans...............................      --        --     --        --
  Cost of insurance and administrative
   expenses...........................      --        --     --        --
 Transfers (to) from the Guarantee
  Account.............................      --        --     --        --
 Interfund transfers..................    2,069     1,874  4,774       201
                                          -----     -----  -----       ---
Net increase (decrease) in units from
 capital transactions.................    2,067     1,955  4,774       204
                                          -----     -----  -----       ---
Units outstanding at September 30,
 2001.................................    2,067     1,955  4,774       204
                                          =====     =====  =====       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                  Variable
                                  Insurance   Variable Insurance Products Fund
                                Products Fund                III
                                ------------- ---------------------------------
                                              Growth &     Growth
                                  Overseas     Income   Opportunities  Mid Cap
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                ------------- --------- ------------- ---------
Type V Units:
Units outstanding at December
 31, 2000......................      --         1,952       2,112        207
                                     ---        -----      ------        ---
From capital transactions:
 Net premiums..................      --           146         197         64
 Loan Interest.................      --           --          --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............      --           --          --         --
  Surrenders...................      --           --          --          (5)
  Loans........................      --           --          --         --
  Cost of insurance and
   administrative expenses.....      --           --          --         --
 Transfers (to) from the
  Guarantee Account............      --           --          --         --
 Interfund transfers...........      --         4,493      (2,185)       (22)
                                     ---        -----      ------        ---
Net increase (decrease) in
 units from capital
 transactions..................      --         4,639      (1,988)        37
                                     ---        -----      ------        ---
Units outstanding at September
 30, 2001......................      --         6,591         124        244
                                     ===        =====      ======        ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                            Janus Aspen Series
                         --------------------------------------------------------
                         Flexible  International   Capital     Equity     High
                          Income      Growth     Appreciation  Income     Yield
                         Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                         --------- ------------- ------------ --------- ---------
Type V Units:
Units outstanding at
 December 31, 2000......    --           392         2,683       104       111
                            ---       ------        ------       ---      ----
From capital
 transactions:
 Net premiums...........     65        1,384         4,231        93         8
 Loan Interest..........    --           --            --        --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --           --            --        --        --
  Surrenders............    --           --           (790)      --       (119)
  Loans.................    --           --            --        --        --
  Cost of insurance and
   administrative
   expenses.............    --           --            --        --        --
 Transfers (to) from the
  Guarantee Account.....    --           --            --        --        --
 Interfund transfers....    876       40,930        (3,899)       54       --
                            ---       ------        ------       ---      ----
Net increase (decrease)
 in units from capital
 transactions...........    941       42,314          (458)      147      (111)
                            ---       ------        ------       ---      ----
Units outstanding at
 September 30, 2001.....    941       42,706         2,225       251       --
                            ===       ======        ======       ===      ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                    AIM Variable Insurance Funds
                         ----------------------------------------------------------------------------------
                                                                                         Growth
                           Capital    Aggressive                     Global   Government  and     Capital
                         Appreciation   Growth   Telecommunications Utilities Securities Income Development
                             Fund        Fund           Fund          Fund       Fund     Fund     Fund
                         ------------ ---------- ------------------ --------- ---------- ------ -----------
Type V Units:
Units outstanding at
 December 31, 2000......     2,185         136           314           --        --       --        --
                            ------      ------         -----           ---       ---      ---       ---
From capital
 transactions:
 Net premiums...........       229                                                                  --
 Loan Interest..........       --          --            --            --        --       --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --            --            --        --       --        --
  Surrenders............        (2)     (1,312)          (12)           (3)      --       --        --
  Loans.................       --          --            --            --        --       --        --
  Cost of insurance and
   administrative
   expenses.............       --          --            --            --        --       --        --
 Transfers (to) from the
  Guarantee Account.....       --          --            --            --        --       --        --
 Interfund transfers....    (2,124)        763         3,102            85       748      533       506
                            ------      ------         -----           ---       ---      ---       ---
Net increase (decrease)
 in units from capital
 transactions...........    (1,897)        (16)        3,203           117       823      552       506
                            ------      ------         -----           ---       ---      ---       ---
Units outstanding at
 September 30, 2001.....       288         120         3,517           117       823      552       506
                            ======      ======         =====           ===       ===      ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                        GE Investments Funds, Inc.
                                -----------------------------------------------
                                                      Mid-Cap           Premier
                                 S&P 500     Money     Value    U.S.    Growth
                                  Index     Market    Equity   Equity   Equity
                                  Fund       Fund      Fund     Fund     Fund
                                ---------  ---------  -------  -------  -------
Type VI Units:
Units outstanding at December
 31, 2000.....................    306,192    279,223   31,009   30,567   56,621
                                ---------  ---------  -------  -------  -------
From capital transactions:
 Net premiums.................    940,529  1,235,365  366,808  207,264  230,180
 Loan Interest................        --         --       --       --       --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............    (26,537)       --      (282)    (243)     --
  Surrenders..................    (20,981)   (26,351)  (5,490)  (6,766)  (3,216)
  Loans.......................        --         --       --       --       --
  Cost of insurance and
   administrative expenses....        (45)       (39)     (32)      (2)     (22)
 Transfers (to) from the
  Guarantee Account...........    903,065    763,969  185,874  143,187  148,934
 Interfund transfers..........      2,307   (124,409)  92,426    5,162  (12,168)
                                ---------  ---------  -------  -------  -------
Net increase (decrease) in
 units from capital
 transactions.................  1,798,338  1,848,535  639,304  348,602  363,708
                                ---------  ---------  -------  -------  -------
Units outstanding at September
 30, 2001.....................  2,104,530  2,127,758  670,313  379,169  420,329
                                =========  =========  =======  =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                         Oppenheimer Variable
                                   GE Investments              Account
                                    Funds, Inc.             Funds--Service
                                --------------------- --------------------------
                                 Value    Small-Cap     Global     Main Street
                                Equity   Value Equity Securities Growth & Income
                                 Fund        Fund      Fund/VA       Fund/VA
                                -------  ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 2000.....................   16,212     16,880      68,997       114,394
                                -------    -------     -------       -------
From capital transactions:
 Net premiums.................  149,511    175,330     434,724       426,457
 Loan Interest................      --         --          --            --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --         --          --            --
  Surrenders..................   (2,683)    (3,301)    (12,491)      (19,267)
  Loans.......................      --         --          --            --
  Cost of insurance and
   administrative expenses....       (1)        (9)        (29)          (34)
 Transfers (to) from the
  Guarantee Account...........   62,954    120,343     337,420       421,421
 Interfund transfers..........    1,283     70,876     (19,099)      (29,165)
                                -------    -------     -------       -------
Net increase (decrease) in
 units from capital
 transactions.................  211,064    363,239     740,525       799,412
                                -------    -------     -------       -------
Units outstanding at September
 30, 2001.....................  227,276    380,119     809,522       913,806
                                =======    =======     =======       =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                  Variable
                                                 Insurance
                            Variable Insurance    Products   Variable Insurance
                                 Products        Fund II --       Products
                              Fund -- Service      Service   Fund III -- Service
                            -------------------  ----------  -------------------
                             Equity-                         Growth &
                             Income    Growth    Contrafund   Income    Mid Cap
                            Portfolio Portfolio  Portfolio   Portfolio Portfolio
                            --------- ---------  ----------  --------- ---------
Type VI Units:
Units outstanding at
 December 31, 2000........   109,912    306,801    211,423     53,009    243,434
                             -------  ---------  ---------    -------  ---------
From capital transactions:
 Net premiums.............   479,483    742,236    629,850    223,962    660,919
 Loan Interest............       --         --         --         --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........       --         --         --         --         --
  Surrenders..............    (8,842)   (26,150)   (22,014)    (3,866)   (21,951)
  Loans...................       --         --         --         --         --
  Cost of insurance and
   administrative
   expenses...............       (24)       (52)       (32)        (4)       (42)
 Transfers (to) from the
  Guarantee Account.......   314,965    528,669    283,287    125,702    497,626
 Interfund transfers......    28,233    (95,136)    (2,131)    16,812    (32,716)
                             -------  ---------  ---------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions.............   813,815  1,149,567    888,960    362,606  1,103,836
                             -------  ---------  ---------    -------  ---------
Units outstanding at
 September 30, 2001.......   923,727  1,456,368  1,100,383    415,615  1,347,270
                             =======  =========  =========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       Federated
                           Federated   Insurance
                           Insurance   Series --
                            Series      Service      Janus Aspen Series --Service
                         ------------- --------- --------------------------------------
                                         High
                         International  Income   Global Life   Global   Aggressive
                         Small Company Bond Fund  Sciences   Technology   Growth
                            Fund II       II      Portfolio  Portfolio  Portfolio
                         ------------- --------- ----------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 2000......     6,644       33,278    120,366    284,186     507,673
                            ------      -------    -------    -------   ---------
From capital
 transactions:
 Net premiums...........    41,686       93,740    162,553    394,105     722,882
 Loan Interest..........       --           --         --         --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --           --         (47)       (49)        --
  Surrenders............    (1,558)      (2,470)   (10,673)   (24,214)    (46,625)
  Loans.................       --           --         --         --          --
  Cost of insurance and
   administrative
   expenses.............        (1)         (10)       (37)       (53)        (99)
 Transfers (to) from the
  Guarantee Account.....    39,993       77,000    145,388    195,832     570,943
 Interfund transfers....    11,194       (4,301)   (42,497)   (44,240)    (91,127)
                            ------      -------    -------    -------   ---------
Net increase (decrease)
 in units from capital
 transactions...........    91,314      163,959    254,687    521,381   1,155,974
                            ------      -------    -------    -------   ---------
Units outstanding at
 September 30, 2001.....    97,958      197,237    375,053    805,567   1,663,647
                            ======      =======    =======    =======   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       Janus Aspen Series -- Service
                          ----------------------------------------------------------
                                       Capital    Worldwide  International
                           Growth    Appreciation  Growth       Growth     Balanced
                          Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                          ---------  ------------ ---------  ------------- ---------
Type VI Units:
Units outstanding at De-
 cember 31, 2000........    513,258     524,387     562,276     214,995      280,452
                          ---------   ---------   ---------     -------    ---------
From capital transac-
 tions:
 Net premiums...........    822,884     677,468     745,443     340,030    1,085,065
 Loan Interest..........        --          --          --          --           --
 Tranfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (105)       (109)        --          (246)
  Surrenders............    (47,035)    (33,525)    (32,180)    (15,809)     (33,899)
  Loans.................        --          --          --          --           --
  Cost of insurance and
   administrative
   expenses.............       (109)        (68)       (138)        (57)        (109)
 Transfers (to) from the
  Guarantee Account.....    440,982     409,749     628,607     337,668      758,847
 Interfund transfers....     26,103     (52,143)    (95,391)    (18,768)     (16,597)
                          ---------   ---------   ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  1,242,825   1,001,376   1,246,232     643,064    1,793,061
                          ---------   ---------   ---------     -------    ---------
Units outstanding at
 September 30, 2001.....  1,756,083   1,525,763   1,808,508     858,059    2,073,513
                          =========   =========   =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                           MFS Variable Insurance
                          AIM Variable Insurance Funds              Trust
                         -------------------------------  ---------------------------
                                                                     Growth
                           Capital                                    With
                         Appreciation Growth     Value     Growth    Income
                             Fund      Fund      Fund      Series    Series
                         ------------ -------  ---------  ---------  -------
Type VI Units:
Units outstanding at
 December 31, 2000......   182,931    155,022    418,728    247,509   54,705
                           -------    -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........   423,063    405,281    715,205    641,081  190,096
 Loan Interest..........       --         --         --         --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        (274)    (9,879)       --      (257)
  Surrenders............   (24,291)   (10,681)   (15,218)   (37,193)  (4,217)
  Loans.................       --         --         --         --       --
  Cost of insurance and
   administrative
   expenses.............       (46)       (35)       (42)       (35)      (7)
 Transfers (to) from the
  Guarantee Account.....   387,088    240,747    539,011    281,463  198,680
 Interfund transfers....   (40,463)   (77,968)      (155)     3,693    4,293
                           -------    -------  ---------  ---------  -------
Net increase (decrease)
 in units from capital
 transactions...........   745,351    557,070  1,228,922    889,009  388,588
                           -------    -------  ---------  ---------  -------
Units outstanding at
 September 30, 2001.....   928,282    712,092  1,647,650  1,136,518  443,293
                           =======    =======  =========  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                       MFS Variable
                                      Insurance Trust           Dreyfus
                                     -----------------  -----------------------
                                                        Investment
                                                        Portfolios-
                                        New              Emerging    Socially
                                     Discovery Utility    Markets   Responsible
                                      Series   Series    Portfolio  Growth Fund
                                     --------- -------  ----------- -----------
Type VI Units:
Units outstanding at December 31,
 2000...............................   94,589   67,405    16,280       19,494
                                      -------  -------    ------      -------
From capital transactions:
 Net premiums.......................  188,297  332,173    64,567      547,889
 Loan Interest......................      --       --        --           --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits....................      --       --        --           --
  Surrenders........................   (9,460)  (7,213)     (430)        (739)
  Loans.............................      --       --        --           --
  Cost of insurance and
   administrative expenses..........      (26)      (9)       (1)          (9)
 Transfers (to) from the Guarantee
  Account...........................  197,569  325,100    17,759       68,673
 Interfund transfers................    2,135      908    (4,576)        (210)
                                      -------  -------    ------      -------
Net increase (decrease) in units
 from capital transactions..........  378,515  650,959    77,319      615,604
                                      -------  -------    ------      -------
Units outstanding at September 30,
 2001...............................  473,104  718,364    93,599      635,098
                                      =======  =======    ======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VI Units:
Units outstanding at December
 31, 2000....................      278        46,012       14,696       89,120
                                ------       -------      -------    ---------
From capital transactions:
 Net premiums................   31,775       243,895      169,688      548,564
 Loan Interest...............      --            --           --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --            --          (150)         --
  Surrenders.................   (1,968)       (9,593)      (4,028)      (9,637)
  Loans......................      --            --           --           --
  Cost of insurance and
   administrative expenses...      --            (11)          (2)         (24)
 Transfers (to) from the
  Guarantee Account..........    9,146       207,687      180,169      372,670
 Interfund transfers.........    7,882       146,368      (34,097)     166,896
                                ------       -------      -------    ---------
Net increase (decrease) in
 units from capital
 transactions................   46,835       588,346      311,580    1,078,469
                                ------       -------      -------    ---------
Units outstanding at
 September 30, 2001..........   47,113       634,358      326,276    1,167,589
                                ======       =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                        Rydex
                                       Variable   Alliance Variable Products
                                        Trust          Series Fund, Inc.
                                       --------  -------------------------------
                                                  Growth
                                                    and      Premier
                                                  Income     Growth     Quasar
                                       OTC Fund  Portfolio  Portfolio  Portfolio
                                       --------  ---------  ---------  ---------
Type VI Units:
Units outstanding at December 31,
 2000................................. 305,802     111,233    560,937    35,167
                                       -------   ---------  ---------   -------
From capital transactions:
 Net premiums......................... 280,719     855,691    613,074   121,845
 Loan interest........................     --          --         --        --
 Tranfers (to) from the general
  account of GE Life & Annuity:
  Death benefits......................    (109)       (212)       --        --
  Surrenders.......................... (12,332)    (17,994)   (27,848)   (1,929)
  Loans...............................     --          --         --        --
  Cost of insurance and administrative
   expenses...........................     (29)        (22)       (54)       (7)
 Transfers (to) from the Guarantee
  Account............................. 276,498     716,388    600,065   112,021
 Interfund transfers..................  (3,615)     94,031   (104,172)    2,170
                                       -------   ---------  ---------   -------
Net increase (decrease) in units from
 capital transactions................. 541,132   1,647,882  1,081,065   234,100
                                       -------   ---------  ---------   -------
Units outstanding at September 30,
 2001................................. 846,934   1,759,115  1,642,002   269,267
                                       =======   =========  =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                             GE Investments Funds, Inc.
                                        --------------------------------------
                                        S&P 500   Money     Mid-Cap     U.S.
                                         Index   Market   Value Equity Equity
                                         Fund     Fund        Fund      Fund
                                        -------  -------  ------------ -------
Type VII Units:
Units outstanding at December 31,
 2000.................................. 135,750   76,786     10,023     84,230
                                        -------  -------    -------    -------
From capital transactions:
 Net premiums.......................... 423,041  392,907    144,597    108,778
 Loan interest.........................     --       --         --         --
 Tranfers (to) from the general account
  of GE Life & Annuity:
  Death benefits....................... (11,961)     --         --         (32)
  Surrenders...........................  (4,110) (34,686)    (1,210)    (3,812)
  Loans................................     --       --         --         --
  Cost of insurance and administrative
   expenses............................     (32)      (3)        (1)        (2)
 Transfers (to) from the Guarantee
  Account.............................. 300,633  106,195     72,484     84,618
 Interfund transfers...................  (6,594) (37,253)    12,360      1,271
                                        -------  -------    -------    -------
Net increase (decrease) in units from
 capital transactions.................. 700,977  427,160    228,230    190,821
                                        -------  -------    -------    -------
Units outstanding at September 30,
 2001.................................. 836,727  503,946    238,253    275,051
                                        =======  =======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                              GE Investments Funds, Inc.
                                        ---------------------------------------
                                           Premier     Value    Small-Cap
                                        Growth Equity Equity   Value Equity
                                            Fund       Fund        Fund
                                        ------------- -------  ------------
Type VII Units:
Units outstanding at December 31,
 2000..................................     12,182      4,061      4,154
                                           -------    -------    -------
From capital transactions:
 Net premiums..........................     87,732     68,154     64,960
 Loan Interest.........................        --         --         --
 Tranfers (to) from the general account
  of GE Life & Annuity:
  Death benefits.......................        --         --         --
  Surrenders...........................     (1,202)      (388)      (515)
  Loans................................        --         --         --
  Cost of insurance and administrative
   expenses............................         (8)        (1)        (1)
 Transfers (to) from the Guarantee
  Account..............................     39,791     47,724     23,795
 Interfund transfers...................      4,093        384     17,001
                                           -------    -------    -------
Net increase (decrease) in units from
 capital transactions..................    130,406    115,873    105,240
                                           -------    -------    -------
Units outstanding at September 30,
 2001..................................    142,588    119,934    109,394
                                           =======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products         Products Fund
                          Account Funds -- Service    Fund -- Service     II -- Service
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units:
Units outstanding at
 December 31, 2000......   35,315        73,558       40,470    60,848       144,834
                          -------       -------      -------   -------       -------
From capital
 transactions:
 Net premiums...........   78,532       145,876      185,767   232,200       160,020
 Loan Interest..........      --            --           --        --            --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (99)       (6,762)         --       (280)          --
  Surrenders............     (496)       (3,781)      (2,302)   (3,015)       (4,313)
  Loans.................      --            --           --        --            --
  Cost of insurance and
   administrative
   expenses.............       (4)           (7)          (1)      (28)           (8)
 Transfers (to) from the
  Guarantee Account.....   53,864       140,125      152,255   144,096        98,947
 Interfund transfers....    1,192        14,153       (9,706)   13,969           625
                          -------       -------      -------   -------       -------
Net increase (decrease)
 in units from capital
 transactions...........  132,989       289,604      326,013   386,942       255,271
                          -------       -------      -------   -------       -------
Units outstanding at
 September 30, 2001.....  168,304       363,162      366,483   447,790       400,105
                          =======       =======      =======   =======       =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                                                      Federated
                                Variable Insurance                    Insurance
                                   Products Fund       Federated      Series --
                                  III -- Service    Insurance Series   Service
                                ------------------- ---------------- -----------
                                Growth &             International   High Income
                                 Income    Mid Cap   Small Company      Bond
                                Portfolio Portfolio     Fund II        Fund II
                                --------- --------- ---------------- -----------
Type VII Units:
Units outstanding at December
 31, 2000.....................    91,832    49,059        3,788        13,030
                                 -------   -------       ------        ------
From capital transactions:
 Net premiums.................    99,057   117,033       15,155        50,460
 Loan Interest................       --        --           --            --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............       --     (4,451)         --         (3,087)
  Surrenders..................    (3,812)   (1,360)         (58)         (779)
  Loans.......................       --        --           --            --
  Cost of insurance and
   administrative expenses....        (6)       (6)         --             (4)
 Transfers (to) from the
  Guarantee Account...........    49,241   132,229          --         32,675
 Interfund transfers..........    (1,962)  (13,709)          75         3,237
                                 -------   -------       ------        ------
Net increase (decrease) in
 units from capital
 transactions.................   142,518   229,736       15,172        82,502
                                 -------   -------       ------        ------
Units outstanding at September
 30, 2001.....................   234,350   278,795       18,960        95,532
                                 =======   =======       ======        ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                           Janus Aspen Series -- Service
                                   ---------------------------------------------
                                      Global       Global   Aggressive
                                   Life Sciences Technology   Growth    Growth
                                     Portfolio   Portfolio  Portfolio  Portfolio
                                   ------------- ---------- ---------- ---------
Type VII Units:
Units outstanding at December 31,
 2000............................     23,012       39,046     82,856    129,483
                                      ------      -------    -------    -------
From capital transactions:
 Net premiums....................     33,020       77,271     93,956    126,402
 Loan Interest...................        --           --         --         --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................        --           --         --      (9,609)
  Surrenders.....................     (1,354)      (1,457)    (3,091)    (1,506)
  Loans..........................        --           --         --         --
  Cost of insurance and
   administrative expenses.......        (11)          (3)       (16)       (48)
 Transfers (to) from the
  Guarantee Account..............     26,375       28,899    146,255    139,067
 Interfund transfers.............      3,576          612     (8,795)    (4,716)
                                      ------      -------    -------    -------
Net increase (decrease) in units
 from capital transactions.......     61,606      105,322    228,309    249,590
                                      ------      -------    -------    -------
Units outstanding at September
 30, 2001........................     84,618      144,368    311,165    379,073
                                      ======      =======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                           Janus Aspen Series-- Service
                                  ----------------------------------------------
                                    Capital    Worldwide International
                                  Appreciation  Growth      Growth     Balanced
                                   Portfolio   Portfolio   Portfolio   Portfolio
                                  ------------ --------- ------------- ---------
Type VII Units:
Units outstanding at December
 31, 2000.......................    112,111     118,553      43,422     201,522
                                    -------     -------     -------     -------
From capital transactions:
 Net premiums...................    129,564     126,447     111,855     307,350
 Loan Interest..................        --          --          --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................        --          --         (101)     (8,672)
  Surrenders....................     (3,479)     (3,526)     (1,026)     (5,857)
  Loans.........................        --          --          --          --
  Cost of insurance and
   administrative expenses......        (10)        (22)        (23)        (31)
 Transfers (to) from the
  Guarantee Account.............    106,331     235,650      68,620     299,216
 Interfund transfers............    (26,491)    (13,186)     13,350     (47,025)
                                    -------     -------     -------     -------
Net increase (decrease) in units
 from capital transactions......    205,915     345,363     192,675     544,981
                                    -------     -------     -------     -------
Units outstanding at September
 30, 2001.......................    318,026     463,916     236,097     746,503
                                    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                    AIM Variable              MFS Variable
                                  Insurance Funds            Insurance Trust
                            -----------------------------  --------------------
                              Capital                               Growth With
                            Appreciation Growth    Value   Growth     Income
                                Fund      Fund     Fund    Series     Series
                            ------------ -------  -------  -------  -----------
Type VII Units:
Units outstanding at
 December 31, 2000.........    82,708    115,989  134,888   57,669      8,638
                              -------    -------  -------  -------    -------
From capital transactions:
 Net premiums..............   126,356    102,777  300,666  129,106     74,260
 Loan Interest.............       --         --       --       --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........    (1,659)       --    (7,093)     (95)    (1,883)
  Surrenders...............    (2,988)    (3,189)  (4,833)  (2,362)      (920)
  Loans....................       --         --       --       --         --
  Cost of insurance and
   administrative
   expenses................       (10)        (7)     (11)      (9)        (1)
 Transfers (to) from the
  Guarantee Account........   159,651     96,239  240,569  112,984     83,014
 Interfund transfers.......    13,229    (23,876) (30,110) (22,046)     9,658
                              -------    -------  -------  -------    -------
Net increase (decrease) in
 units from capital
 transactions..............   294,579    171,944  499,188  217,578    164,128
                              -------    -------  -------  -------    -------
Units outstanding at
 September 30, 2001........   377,287    287,933  634,076  275,247    172,766
                              =======    =======  =======  =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                  MFS Variable
                                 Insurance Trust              Dreyfus
                                -----------------  -----------------------------
                                                      Investment
                                   New               Portfolios --    Socially
                                Discovery Utility      Emerging      Responsible
                                 Series   Series   Markets Portfolio Growth Fund
                                --------- -------  ----------------- -----------
Type VII Units:
Units outstanding at December
 31, 2000.....................    18,273   32,271        1,616          32,472
                                 -------  -------       ------         -------
From capital transactions:
 Net premiums.................    54,768  127,615        2,428          50,782
 Loan Interest................       --       --           --              --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............       --       --           --              --
  Surrenders..................      (207)  (1,206)         --           (1,542)
  Loans.......................       --       --           --              --
  Cost of insurance and
   administrative expenses....        (2)      (5)         --               (3)
 Transfers (to) from the
  Guarantee Account...........    45,904   85,733       10,285          25,056
 Interfund transfers..........     1,998   (4,448)       7,970           5,565
                                 -------  -------       ------         -------
Net increase (decrease) in
 units from capital
 transactions.................   102,461  207,689       20,683          79,858
                                 -------  -------       ------         -------
Units outstanding at September
 30, 2001.....................   120,734  239,960       22,299         112,330
                                 =======  =======       ======         =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                   PIMCO Variable Insurance Trust
                          -------------------------------------------------
                           Foreign     Long-Term    High Yield Total Return
                            Bond    U.S. Government    Bond        Bond
                          Portfolio Bond Portfolio  Portfolio   Portfolio
                          --------- --------------- ---------- ------------
Type VII Units:
Units outstanding at
 December 31, 2000.......     929        15,494       11,611      58,869
                            -----       -------      -------     -------
From capital
 transactions:
 Net premiums............   4,021       112,547       69,123     210,838
 Loan Interest...........     --            --           --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (934)         (887)      (1,846)     (1,741)
  Surrenders.............     (13)       (2,528)        (782)     (2,559)
  Loans..................     --            --           --          --
  Cost of insurance and
   administrative
   expenses..............     --            --           --           (6)
 Transfers (to) from the
  Guarantee Account......   4,147        78,499       42,735     207,731
 Interfund transfers.....     --         17,588        1,291      53,842
                            -----       -------      -------     -------
Net increase (decrease)
 in units from capital
 transactions............   7,221       205,219      110,521     468,105
                            -----       -------      -------     -------
Units outstanding at
 September 30, 2001......   8,150       220,713      122,132     526,974
                            =====       =======      =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

                                         Rydex
                                        Variable    Alliance Variable Products
                                         Trust          Series Fund, Inc.
                                        --------  ------------------------------
                                                  Growth and  Premier
                                                    Income    Growth    Quasar
                                        OTC Fund  Portfolio  Portfolio Portfolio
                                        --------  ---------- --------- ---------
Type VII Units:
Units outstanding at December 31,
 2000..................................  82,259     42,936    184,885   14,994
                                        -------    -------    -------   ------
From capital transactions:
 Net premiums..........................  71,345    321,874    243,120   20,968
 Loan Interest.........................     --         --         --       --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.......................  (4,742)       (79)    (7,592)     --
  Surrenders...........................  (1,481)    (3,204)    (3,520)    (602)
  Loans................................     --         --         --       --
  Cost of insurance and administrative
   expenses............................      (1)        (4)       (35)     --
 Transfers (to) from the Guarantee
  Account..............................  70,325    243,651    260,732   12,756
 Interfund transfers...................   1,548     22,323     (8,544)   6,300
                                        -------    -------    -------   ------
Net increase (decrease) in units from
 capital transactions.................. 136,994    584,561    484,161   39,422
                                        -------    -------    -------   ------
Units outstanding at September 30,
 2001.................................. 219,253    627,497    669,046   54,416
                                        =======    =======    =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              September 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, certain Type II, Type VI and VII, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, and $25 plus
 .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type 4 policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I-1.15%, Type II-1.25%, Type III-1.30% and Type IV-1.35%, Type V-.40%, Type VI-1.35%, and Type VII-1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                          Year ended December 31, 2000
                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations................................................... F-19
Statements of Changes in Net Assets........................................ F-37
Notes to Financial Statements.............................................. F-64

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenhiemer Variable Account Funds--Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund--Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series--Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, Equity Income, and High Yield Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. Telecommunications, AIM V.I. Growth, and AIM V.I. Value Funds; the MFS Variable Insurance Trust--MFS Growth, MFS Growth With Income, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investments Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2000, and the related statements of operations for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 2000, and the related statements of changes in net assets for the aforementioned funds and the AIM V.I. Capital Development and AIM V.I. Growth and Income Funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2000, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                 GE Investments Funds, Inc.
                          ------------------------------------------------------------------------
                            S&P 500       Money       Total    International Real Estate  Global
                             Index       Market      Return       Equity     Securities   Income
                              Fund        Fund        Fund         Fund         Fund       Fund
                          ------------ ----------- ----------- ------------- ----------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (28,004,741 shares;
  cost --
  $709,032,196).........  $691,997,154         --          --          --           --         --
 Money Market Fund
  (436,094,842 shares;
  cost --
  $436,094,842).........           --  436,094,842         --          --           --         --
 Total Return Fund
  (7,967,756 shares;
  cost --
  $121,515,056).........           --          --  123,579,895         --           --         --
 International Equity
  Fund (3,809,674
  shares; cost --
  $48,558,411)..........           --          --          --   40,420,641          --         --
 Real Estate Securities
  Fund (4,883,091
  shares; cost --
  $64,671,003)..........           --          --          --          --    67,484,315        --
 Global Income Fund
  (912,127 shares; cost
  -- $9,165,230)........           --          --          --          --           --   8,674,326
Receivable from
 affiliate..............           --      232,924         --          --           --         --
Receivable for units
 sold...................        28,957  34,724,754      59,248       2,140    2,012,721      5,306
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total assets...........   692,026,111 471,052,520 123,639,143  40,422,781   69,497,036  8,679,632
                          ------------ ----------- -----------  ----------   ----------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       525,773     321,433      81,089      19,546       40,097      3,370
Payable for units
 withdrawn..............       788,862     310,089          57         365          --         198
                          ------------ ----------- -----------  ----------   ----------  ---------
 Total liabilities......     1,314,635     631,522      81,146      19,911       40,097      3,568
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $690,711,476 470,420,998 123,557,997  23,347,479   50,830,446  3,292,479
 GE Life and Annuity
  Assurance Company.....           --          --          --   17,055,391   18,626,493  5,383,585
                          ------------ ----------- -----------  ----------   ----------  ---------
Net assets..............  $690,711,476 470,420,998 123,557,997  40,402,870   69,456,939  8,676,064
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 I (note 2).............       820,854   3,733,450     379,232     103,863      217,655     20,090
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type I...........  $      53.63       16.76       38.93       16.17        19.41      10.32
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 II (note 2)............     9,120,668  12,687,487   2,034,785     908,264    1,853,612    301,579
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type II..........  $      51.95       16.24       37.71       16.01        19.14      10.23
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 III (note 2)...........    14,711,396  13,620,757   2,562,990     575,998      791,128        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type III.........  $      10.33       10.79       11.31       10.62        13.01        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 IV (note 2)............     1,753,549   3,819,606     283,441      96,984       70,076        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type IV..........  $       9.63       10.69       10.85       10.41        11.90        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 V (note 2).............         2,155  10,156,142         --          --           109        --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type V...........  $       9.19        1.02         --          --         10.62        --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VI (note 2)............       306,192     279,223         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VI..........  $       9.04       10.24         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Outstanding units: Type
 VII (note 2)...........       135,750      76,786         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========
Net asset value per
 unit: Type VII.........  $       9.04       10.23         --          --           --         --
                          ============ =========== ===========  ==========   ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                         GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                            Mid-Cap                  U.S.       Premier     Value   Small-Cap
                          Value Equity   Income     Equity   Growth Equity Equity  Value Equity
                              Fund        Fund       Fund        Fund       Fund       Fund
                          ------------ ---------- ---------- ------------- ------- ------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Mid-Cap Value Equity
  Fund (6,212,325
  shares; cost --
  $93,361,534)..........  $101,323,017        --         --          --        --        --
 Income Fund (4,720,396
  shares; cost--
  $57,403,116)..........           --  56,597,549        --          --        --        --
 U.S. Equity Fund
  (1,909,655 shares;
  cost -- $70,941,683)..           --         --  67,907,319         --        --        --
 Premier Growth Equity
  Fund (855,215 shares;
  cost --$72,842,848)...           --         --         --   67,288,289       --        --
 Value Equity Fund
  (20,276 shares; cost
  -- $198,500)..........           --         --         --          --    201,345       --
 Small-Cap Value Equity
  Fund (18,892 shares;
  cost -- $192,153).....           --         --         --          --        --    212,913
Receivable from
 affiliate..............           --         --       5,060       5,191         1       --
Receivable for units
 sold...................       130,496    191,182    221,417      54,260       --     26,250
                          ------------ ---------- ----------  ----------   -------   -------
 Total assets...........   101,453,513 56,788,731 68,133,796  67,347,740   201,346   239,163
                          ------------ ---------- ----------  ----------   -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        78,015    134,096     30,017      31,628        75        80
Payable for units
 withdrawn..............           --      44,457        --       47,182       --        --
                          ------------ ---------- ----------  ----------   -------   -------
 Total liabilities......        78,015    178,553     30,017      78,810        75        80
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $ 95,988,010 56,610,178 68,103,779  67,268,930   201,271   239,083
 GE Life and Annuity
  Assurance Company.....     5,387,488        --         --          --        --        --
                          ------------ ---------- ----------  ----------   -------   -------
Net assets..............  $101,375,498 56,610,178 68,103,779  67,268,930   201,271   239,083
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 I (note 2).............       310,736    890,340    173,081      79,201       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type I...........  $      17.21      11.40      12.40       11.02       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 II (note 2)............     3,531,824  3,035,919  2,589,497   2,128,010       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type II..........  $      17.06      11.31      12.32       10.98       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 III (note 2)...........     2,225,373    978,360  2,679,258   3,575,788       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type III.........  $      11.91      10.59      11.31       10.95       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 IV (note 2)............       330,352    165,406    254,245     294,786       --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type IV..........  $      10.36      10.66      10.32       10.94       --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 V (note 2).............           --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type V...........  $        --         --         --          --        --        --
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VI (note 2)............        31,009        --      30,567      56,621    16,212    16,880
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VI..........  $      11.23        --        9.84        9.46      9.93     11.37
                          ============ ========== ==========  ==========   =======   =======
Outstanding units: Type
 VII (note 2)...........        10,023        --      84,230      12,182     4,061     4,154
                          ============ ========== ==========  ==========   =======   =======
Net asset value per
 unit: Type VII.........  $      11.22        --        9.83        9.45      9.92     11.35
                          ============ ========== ==========  ==========   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                                         Oppenheimer Variable
                                                                                          Account Funds --
                                      Oppenheimer Variable Account Funds                    Class 2 Shares
                          ----------------------------------------------------------- --------------------------
                                        Capital    Aggressive     High      Multiple    Global     Main Street
                             Bond     Appreciation   Growth      Income    Strategies Securities Growth & Income
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA       Fund/VA
                          ----------- ------------ ----------- ----------- ---------- ---------- ---------------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,543,319
  shares; cost --
   86,494,953)..........  $84,862,342         --           --          --         --       --             --
 Capital Appreciation
  Fund/VA (7,571,963
  shares; cost --
   $310,029,785)........          --  353,080,657          --          --         --       --             --
 Aggressive Growth
  Fund/VA (5,208,625
  shares; cost --
   $351,698,446)........          --          --   368,614,409         --         --       --             --
 High Income Fund/VA
  (14,538,564 shares;
  cost --
   $154,459,337)........          --          --           --  134,772,489        --       --             --
 Multiple Strategies
  Fund/VA (5,095,673
  shares; cost --
   $81,042,250).........          --          --           --          --  84,333,394      --             --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares, at fair value
 (note 2)...............
 Global Securities
  Fund/VA (31,621
  shares; cost --
   $956,604)............          --          --           --          --         --   958,116            --
 Main Street Growth &
  Income Fund/VA (79,018
  shares; cost --
   $1,735,807)..........          --          --           --          --         --       --       1,678,346
Receivable from
 affiliate..............          --          --           --          --         --         2            --
Receivable for units
 sold...................       97,873   2,269,877      932,126      55,471    132,383   23,439         18,745
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
  Total assets..........   84,960,215 355,350,534  369,546,535 134,827,960 84,465,777  981,557      1,697,091
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       93,679     315,614      496,421     140,283    166,487      340            615
Payable for units
 withdrawn..............       32,695         --     3,064,700      15,247         94      --             --
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
 Total liabilities......      126,374     315,614    3,561,121     155,530    166,581      340            615
                          ----------- -----------  ----------- ----------- ----------  -------      ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $84,833,841 355,034,920  365,985,414 134,672,430 84,299,196  981,217      1,696,476
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 I (note 2).............      560,064     801,953    1,438,160     852,997    753,703      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type I...........  $     22.55       63.69        64.59       30.46      32.40      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 II (note 2)............    2,562,480   3,655,340    3,299,098   3,134,526  1,564,417      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type II..........  $     21.85       61.69        62.57       29.51      31.39      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 III (note 2)...........    1,437,061   5,423,593    4,011,227   1,554,884    829,485      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type III.........  $     10.10       13.00        15.01        9.57      11.48      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 IV (note 2)............      167,312     634,278      459,900     141,624    116,683      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type IV..........  $     10.16       12.54        14.05        9.25      10.71      --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 V (note 2).............          --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type V...........  $       --          --           --          --         --       --             --
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VI (note 2)............          --          --           --          --         --    68,997        114,394
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VI..........  $       --          --           --          --         --      9.41           9.03
                          =========== ===========  =========== =========== ==========  =======      =========
Outstanding units: Type
 VII (note 2)...........          --          --           --          --         --    35,315         73,558
                          =========== ===========  =========== =========== ==========  =======      =========
Net asset value per
 unit: Type VII.........  $       --          --           --          --         --      9.40           9.02
                          =========== ===========  =========== =========== ==========  =======      =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                 Variable Insurance
                            Variable Insurance Products Fund      Products Fund II
                          ------------------------------------ -----------------------
                            Equity-                               Asset
                             Income      Growth     Overseas     Manager   Contrafund
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                          ------------ ----------- ----------- ----------- -----------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (25,642,567 shares;
  cost --
   $572,832,749)........  $654,398,298         --          --          --          --
 Growth Portfolio
  (15,248,683 shares;
  cost --
   $650,281,384)........           --  665,605,016         --          --          --
 Overseas Portfolio
  (5,456,699 shares;
  cost --
   $118,222,277)........           --          --  109,079,406         --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager Portfolio
  (22,864,719 shares;
  cost --
   $357,779,527)........           --          --          --  365,835,511         --
 Contrafund Portfolio
  (22,611,211 shares;
  cost --
   $509,793,351)........           --          --          --          --  536,790,147
Dividend Receivable.....           --          --          --          --          --
Receivable for units
 sold...................       163,018     111,351         --       68,807     115,855
                          ------------ ----------- ----------- ----------- -----------
 Total assets...........   654,561,316 665,716,367 109,079,406 365,904,318 536,906,002
                          ------------ ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       668,146     758,627     269,649     583,365     433,235
Payable for units
 withdrawn..............       366,183      96,993  10,938,491     422,585      84,121
                          ------------ ----------- ----------- ----------- -----------
 Total liabilities......     1,034,329     855,620  11,208,140   1,005,950     517,356
                          ------------ ----------- ----------- ----------- -----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $653,526,987 664,860,747  97,871,266 364,898,368 536,388,646
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 I (note 2).............     3,098,226   2,537,479   1,662,419   8,822,451   1,951,596
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type I...........  $      46.44       64.94       26.59       29.09       29.83
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 II (note 2)............     9,905,021   5,410,897   1,573,977   3,182,533  12,149,774
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type II..........  $      44.99       62.91       25.76       28.28       29.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 III (note 2)...........     5,142,408  13,220,537   1,034,948   1,578,124  10,046,542
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type III.........  $      11.37       11.16       10.99       10.22       10.81
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 IV (note 2)............       557,714   1,122,676     167,898     212,496   1,214,744
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type IV..........  $       9.95       10.81       10.41        9.99       10.38
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 V (note 2).............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type V...........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VI (note 2)............           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VI..........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========
Outstanding units: Type
 VII (note 2)...........           --          --          --          --          --
                          ============ =========== =========== =========== ===========
Net asset value per
 unit: Type VII.........  $        --          --          --          --          --
                          ============ =========== =========== =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                          Variable Insurance Products Fund III
                                          ------------------------------------
                                            Growth &      Growth
                                             Income    Opportunities  Mid Cap
                                           Portfolio     Portfolio   Portfolio
                                          ------------ ------------- ---------
Assets
Investments in Variable Insurance
 Products Fund III, at fair value (note
 2):
 Growth & Income Portfolio (9,235,698
  shares; cost -- $144,537,079).......... $140,936,758         --        --
 Growth Opportunities Portfolio
  (4,687,857 shares; cost --
   $98,685,643)..........................          --   83,162,589       --
 Mid Cap Portfolio (113 shares; cost --
   $2,196)...............................          --          --      2,279
Dividend Receivable......................          --          --          9
Receivable for units sold................      155,203   4,606,756       --
                                          ------------  ----------     -----
 Total assets............................  141,091,961  87,769,345     2,288
                                          ------------  ----------     -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       98,918      60,418        10
Payable for units withdrawn..............       10,684         --        --
                                          ------------  ----------     -----
 Total liabilities.......................      109,602      60,418        10
                                          ------------  ----------     -----
Net assets attributable to variable
 deferred annuity contractholders........ $140,982,359  87,708,927     2,278
                                          ============  ==========     =====
Outstanding units: Type I (note 2).......      410,164     299,397       --
                                          ============  ==========     =====
Net asset value per unit: Type I......... $      16.31       12.80       --
                                          ============  ==========     =====
Outstanding units: Type II (note 2)......    5,576,695   4,498,947       --
                                          ============  ==========     =====
Net asset value per unit: Type II........ $      16.16       12.68       --
                                          ============  ==========     =====
Outstanding units: Type III (note 2).....    3,872,703   2,947,260       --
                                          ============  ==========     =====
Net asset value per unit: Type III....... $      10.14        8.45       --
                                          ============  ==========     =====
Outstanding units: Type IV (note 2)......      513,093     236,293       --
                                          ============  ==========     =====
Net asset value per unit: Type IV........ $       9.52        8.07       --
                                          ============  ==========     =====
Outstanding units: Type V (note 2).......        1,952       2,112       207
                                          ============  ==========     =====
Net asset value per unit: Type V......... $       9.90        8.88     11.03
                                          ============  ==========     =====
Outstanding units: Type VI (note 2)......          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VI........ $        --          --        --
                                          ============  ==========     =====
Outstanding units: Type VII (note 2).....          --          --        --
                                          ============  ==========     =====
Net asset value per unit: Type VII....... $        --          --        --
                                          ============  ==========     =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                               Variable Insurance
                           Variable Insurance    Products Fund    Variable Insurance
                            Products Fund --   II --Service Class  Products Fund III
                            Service Class 2            2          -- Service Class 2
                          -------------------- ------------------ -------------------
                           Equity-                                Growth &
                            Income    Growth       Contrafund      Income    Mid Cap
                          Portfolio  Portfolio     Portfolio      Portfolio Portfolio
                          ---------- --------- ------------------ --------- ---------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (65,345 shares;
  cost -- $1,597,979)...  $1,660,408       --            --                       --
 Growth Portfolio
  (70,676 shares;
  cost -- $3,310,563)...         --  3,069,439           --             --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (140,128 shares;
  cost -- $3,341,012)...         --        --      3,312,621            --        --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):         --        --            --             --        --
 Growth & Income
  Portfolio (93,271
  shares; cost --
   $1,433,455)..........         --        --            --       1,414,925       --
 Mid Cap Portfolio
  (153,195 shares;
  cost -- $2,980,550)...         --        --            --             --  3,094,533
Dividend Receivable.....         --        --            --             --      9,164
Receivable from
 affiliate..............          11       --            --               1       --
Receivable for units
 sold...................         --     16,275        28,855          1,250    38,686
                          ---------- ---------     ---------      --------- ---------
 Total assets...........   1,660,419 3,085,714     3,341,476      1,416,176 3,142,383
                          ---------- ---------     ---------      --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         613     1,136         1,238            549    10,276
Payable for units
 withdrawn..............         --        --            --             --        --
                          ---------- ---------     ---------      --------- ---------
 Total liabilities......         613     1,136         1,238            549    10,276
                          ---------- ---------     ---------      --------- ---------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $1,659,806 3,084,578     3,340,238      1,415,627 3,132,107
                          ========== =========     =========      ========= =========
Outstanding units: Type
 I (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type I...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 II (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type II..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 III (note 2)...........         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type III.........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 IV (note 2)............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type IV..........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 V (note 2).............         --        --            --             --        --
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type V...........  $      --        --            --             --        --
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VI (note 2)............     109,912   306,801       211,423         53,009   243,434
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VI..........  $    11.04      8.39          9.38           9.78     10.71
                          ========== =========     =========      ========= =========
Outstanding units: Type
 VII (note 2)...........      40,470    60,848       144,834         91,832    49,059
                          ========== =========     =========      ========= =========
Net asset value per
 unit: Type VII.........  $    11.03      8.39          9.37           9.77     10.70
                          ========== =========     =========      ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                             Federated Insurance
                                                                                 Series --
                                      Federated Insurance Series               Service Shares
                          -------------------------------------------------- -------------------
                            American      High                 International
                          Leaders Fund Income Bond   Utility   Small Company        High
                               II        Fund II     Fund II      Fund II    Income Bond Fund II
                          ------------ ----------- ----------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (5,058,250 shares;
  cost --
   $101,192,581)........  $103,795,287         --          --         --               --
 High Income Bond Fund
  II (7,256,485 shares;
  cost -- $69,601,018)..           --   61,389,861         --         --               --
 Utility Fund II
  (4,632,384 shares;
  cost -- $62,502,300)..           --          --   57,626,858        --               --
 International Small
  Company Fund II
  (11,071 shares;
  cost -- $89,526)......           --          --          --      87,796              --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (50,421 shares;
  cost -- $429,762).....           --          --          --         --           426,563
Receivable for units
 sold...................       170,381         --       44,927        --               --
                          ------------ ----------- -----------    -------         --------
 Total assets...........   103,965,668  61,389,861  57,671,785     87,796          426,563
                          ------------ ----------- -----------    -------         --------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        80,026      49,231      45,011         35              157
Payable for units
 withdrawn..............        19,006     158,681      18,911        382               37
                          ------------ ----------- -----------    -------         --------
 Total liabilities......        99,032     207,912      63,922        417              194
                          ------------ ----------- -----------    -------         --------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $103,866,636  61,181,949  57,607,863     87,379          426,369
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 I (note 2).............       325,517     369,429     258,971        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type I...........  $      17.96       13.96       17.20        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 II (note 2)............     4,328,938   3,199,511   2,544,453        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type II..........  $      17.75       13.75       16.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 III (note 2)...........     1,783,774   1,236,512     971,234        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type III.........  $      10.58        8.86        9.36        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 IV (note 2)............       243,347     124,964     107,356        --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type IV..........  $       9.49        8.61        8.94        --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 V (note 2).............           --          --          --         --               --
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type V...........  $        --          --          --         --               --
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VI (note 2)............           --          --          --       6,644           33,278
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VI..........  $        --          --          --        8.38             9.21
                          ============ =========== ===========    =======         ========
Outstanding units: Type
 VII (note 2)...........           --          --          --       3,788           13,030
                          ============ =========== ===========    =======         ========
Net asset value per
 unit: Type VII.........  $        --          --          --        8.37             9.20
                          ============ =========== ===========    =======         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                                                           PBHG Insurance Series
                                                  Alger American Fund           Fund, Inc.
                                              --------------------------- -----------------------
                                                  Small        LargeCap   PBHG Large  PBHG Growth
                                              Capitalization    Growth    Cap Growth      II
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                              -------------- ------------ ----------- -----------
Assets
Investments in Alger American Fund, at fair
 value (note 2):
 Small Capitalization Portfolio (6,467,827
  shares; cost -- $224,738,257)..............  $151,929,250           --          --          --
 LargeCap Growth Portfolio (7,839,981 shares;
  cost -- $432,269,742)......................           --    370,595,918         --          --
Investments in PBHG Insurance Series Fund,
 Inc., at fair value (note 2):
 PBHG Large Cap Growth Portfolio (2,441,919
  shares; cost -- $64,822,033)...............           --            --   59,924,690         --
 PBHG Growth II Portfolio (3,175,625 shares;
  cost -- $76,920,163).......................           --            --          --   59,955,791
Receivable for units sold....................       242,775        83,238      34,240         --
                                               ------------  ------------ ----------- -----------
 Total assets................................   152,172,025   370,679,156  59,958,930  59,955,791
                                               ------------  ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................       119,450       321,744      73,063      35,288
Payable for units withdrawn..................     6,440,444       159,262      11,568   1,046,576
                                               ------------  ------------ ----------- -----------
 Total liabilities...........................     6,559,894       481,006      84,631   1,081,864
                                               ------------  ------------ ----------- -----------
Net assets attributable to variable deferred
 annuity contract holders....................  $145,612,131   370,198,150  59,874,299  58,873,927
                                               ============  ============ =========== ===========
Outstanding units: Type I (note 2)...........       949,219       960,901     269,115     380,451
                                               ============  ============ =========== ===========
Net asset value per unit: Type I.............  $      12.39         21.88       24.09       18.41
                                               ============  ============ =========== ===========
Outstanding units: Type II (note 2)..........     7,559,032    10,491,039   2,236,754   2,843,741
                                               ============  ============ =========== ===========
Net asset value per unit: Type II............  $      12.23         21.59       23.87       18.24
                                               ============  ============ =========== ===========
Outstanding units: Type III (note 2).........     3,566,464    10,372,485         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type III...........  $      10.13         10.49         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type IV (note 2)..........       537,277     1,392,041         --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type IV............  $       9.82          9.96         --          --
                                               ============  ============ =========== ===========
Outstanding units: Type V (note 2)...........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type V.............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VI (note 2)..........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VI............  $        --            --          --          --
                                               ============  ============ =========== ===========
Outstanding units: Type VII (note 2).........           --            --          --          --
                                               ============  ============ =========== ===========
Net asset value per unit: Type VII...........  $        --            --          --          --
                                               ============  ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                Worldwide
                               Growth       Growth       Growth      Balanced
                             Portfolio    Portfolio    Portfolio    Portfolio
                            ------------ ------------ ------------ ------------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (14,039,186
  shares; cost --
   $706,425,531)..........  $509,622,437          --           --           --
 Growth Portfolio
  (29,073,584 shares;
  cost -- $782,872,597)...           --   769,868,499          --           --
 Worldwide Growth
  Portfolio (25,646,949
  shares; cost --
   $913,744,295)..........           --           --   948,424,184          --
 Balanced Portfolio
  (25,385,539 shares;
  cost -- $621,693,742)...           --           --           --   617,122,464
Receivable from
 affiliate................           --           --           --           --
Receivable for units
 sold.....................        22,807       30,434          --       158,539
                            ------------ ------------ ------------ ------------
 Total assets.............   509,645,244  769,898,933  948,424,184  617,281,003
                            ------------ ------------ ------------ ------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       388,550      770,719      766,982      401,171
Payable for units
 withdrawn................       224,462    2,079,866    1,831,379       39,514
                            ------------ ------------ ------------ ------------
 Total liabilities........       613,012    2,850,585    2,598,361      440,685
                            ------------ ------------ ------------ ------------
Net assets attributable to
 variable deferred annuity
 contract holders.........  $509,032,232  767,048,348  945,825,823  616,840,318
                            ============ ============ ============ ============
Outstanding units: Type I
 (note 2).................     1,476,739    3,339,577    3,447,311    2,250,745
                            ============ ============ ============ ============
Net asset value per unit:
 Type I...................  $      40.38        30.88        39.89        23.67
                            ============ ============ ============ ============
Outstanding units: Type II
 (note 2).................     7,072,505   14,437,869   15,931,243   16,570,364
                            ============ ============ ============ ============
Net asset value per unit:
 Type II..................  $      39.64        30.32        39.17        23.36
                            ============ ============ ============ ============
Outstanding units: Type
 III (note 2).............    10,800,977   17,978,378   12,873,897   14,010,497
                            ============ ============ ============ ============
Net asset value per unit:
 Type III.................  $      14.06        11.33        12.69        11.48
                            ============ ============ ============ ============
Outstanding units: Type IV
 (note 2).................     1,417,961    2,092,272    1,684,062    1,437,590
                            ============ ============ ============ ============
Net asset value per unit:
 Type IV..................  $      12.12        10.74        12.42        10.88
                            ============ ============ ============ ============
Outstanding units: Type V
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type V...................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type VI
 (note 2).................           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VI..................  $        --           --           --           --
                            ============ ============ ============ ============
Outstanding units: Type
 VII (note 2).............           --           --           --           --
                            ============ ============ ============ ============
Net asset value per unit:
 Type VII.................  $        --           --           --           --
                            ============ ============ ============ ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------
                           Flexible   International   Capital     Equity     High
                            Income       Growth     Appreciation  Income     Yield
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (6,109,251
  shares; cost --
   $71,058,601).........  $70,012,021          --            --     --         --
 International Growth
  Portfolio (8,685,103
  shares; cost --
   $303,293,293)........          --   268,369,682           --                --
 Capital Appreciation
  Portfolio (16,513,441
  shares; cost --
  $479,041,103).........          --           --    442,395,093    --         --
 Equity Income Portfolio
  (51 shares; cost --
   $1,072)..............          --           --            --     981        --
 High Yield Portfolio
  (112 shares; cost --
   $1,149)..............          --           --            --     --       1,093
Receivable from
 affiliate..............          --             5           --     --         --
Receivable for units
 sold...................        4,618       98,467        37,526    --         --
                          ----------- ------------  ------------   ----     ------
 Total Assets...........   70,016,639  268,468,154   442,432,619    981      1,093
                          ----------- ------------  ------------   ----     ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       52,646      161,738       319,131      1          1
Payable for units
 withdrawn..............       33,919   17,926,302       501,101    --         --
                          ----------- ------------  ------------   ----     ------
 Total liabilities......       86,565   18,088,040       820,232      1          1
                          ----------- ------------  ------------   ----     ------
Net assets attributable
 to variable deferred
 annuity contract
 holders................  $69,930,074  250,380,114   441,612,387    980      1,092
                          =========== ============  ============   ====     ======
Outstanding units: Type
 I (note 2).............      384,649      914,128       853,141    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type I...........  $     14.24        23.75         26.16    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 II (note 2)............    3,443,885    6,457,205     8,761,565    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type II..........  $     14.05        23.47         25.92    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 III (note 2)...........    1,350,650    4,568,600    14,448,594    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type III.........  $     10.43        14.16         12.14    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 IV (note 2)............      191,005      885,554     1,575,700    --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type IV..........  $     10.36        14.03         10.64    --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 V (note 2).............          --           392         2,683    104        111
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type V...........  $       --          8.38          8.59   9.45       9.88
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VI (note 2)............          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VI..........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======
Outstanding units: Type
 VII (note 2)...........          --           --            --     --         --
                          =========== ============  ============   ====     ======
Net asset value per
 unit: Type VII.........  $       --           --            --     --         --
                          =========== ============  ============   ====     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                       Janus Aspen Series -- Service Shares
                                    -------------------------------------------
                                    Global Life   Global   Aggressive
                                     Sciences   Technology   Growth    Growth
                                     Portfolio  Portfolio  Portfolio  Portfolio
                                    ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at fair
 value (note 2):
 Global Life Sciences Portfolio
  (4,053,234 shares; cost --
   $36,543,828)...................  $37,735,607        --        --         --
 Global Technology Portfolio
  (3,619,360 shares; cost --
   $32,374,947)...................          --  23,706,810       --         --
 Aggressive Growth Portfolio
  (109,107 shares; cost --
   $4,770,479)....................          --         --  3,924,594        --
 Growth Portfolio (201,806 shares;
  cost -- $5,916,132).............          --         --        --   5,319,599
Receivable from affiliate.........        6,923        --        --         --
Receivable for units sold.........      415,888     25,586     3,907     35,105
                                    ----------- ---------- ---------  ---------
 Total assets.....................   38,158,418 23,732,396 3,928,501  5,354,704
                                    ----------- ---------- ---------  ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............       13,694      9,070     1,483      1,962
Payable for units withdrawn.......       15,437      9,004       --         --
                                    ----------- ---------- ---------  ---------
 Total liabilities................       29,131     18,074     1,483      1,962
                                    ----------- ---------- ---------  ---------
Net assets attributable to
 variable deferred annuity
 contractholders..................  $38,129,287 23,714,322 3,927,018  5,352,742
                                    =========== ========== =========  =========
Outstanding units: Type I (note
 2)...............................      320,846    192,319       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type I..  $     11.45       6.82       --         --
                                    =========== ========== =========  =========
Outstanding units: Type II (note
 2)...............................    1,245,259  1,333,647       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 II...............................  $     11.43       6.81       --         --
                                    =========== ========== =========  =========
Outstanding units: Type III (note
 2)...............................    1,538,535  1,420,254       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 III..............................  $     11.42       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type IV (note
 2)...............................       97,759    222,133       --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type
 IV...............................  $     11.41       6.80       --         --
                                    =========== ========== =========  =========
Outstanding units: Type V (note
 2)...............................          --         --        --         --
                                    =========== ========== =========  =========
Net asset value per unit: Type V..  $       --         --        --         --
                                    =========== ========== =========  =========
Outstanding units: Type VI (note
 2)...............................      120,366    284,186   507,673    513,258
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VI...............................  $     10.72       6.66      6.65       8.33
                                    =========== ========== =========  =========
Outstanding units: Type VII (note
 2)...............................       23,012     39,046    82,856    129,483
                                    =========== ========== =========  =========
Net asset value per unit: Type
 VII..............................  $     10.71       6.65      6.65       8.32
                                    =========== ========== =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                      Janus Aspen Series -- Service Shares
                                                  (continued)
                                 ----------------------------------------------
                                   Capital    Worldwide International
                                 Appreciation  Growth      Growth     Balanced
                                  Portfolio   Portfolio   Portfolio   Portfolio
                                 ------------ --------- ------------- ---------
Assets
Investments in Janus Aspen
 Series -- Service Shares, at
 fair value (note 2):
 Capital Appreciation Portfolio
  (200,823 shares; cost --
   $5,763,124).................   $5,329,834        --          --          --
 Worldwide Growth Portfolio
  (149,154 shares; cost --
   $6,006,029).................          --   5,484,392         --          --
 International Growth Portfolio
  (67,622 shares; cost --
   $2,227,971).................          --         --    2,071,928         --
 Balanced Portfolio (185,335
  shares; cost -- $4,707,357)..          --         --          --    4,620,399
Receivable from affiliate......          --         --          --          --
Receivable for units sold......       49,265     85,632      21,571      15,907
                                  ----------  ---------   ---------   ---------
 Total assets..................    5,379,099  5,570,024   2,093,499   4,636,306
                                  ----------  ---------   ---------   ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)............        1,812      2,022         752       1,738
Payable for units withdrawn....          --         --          --          --
                                  ----------  ---------   ---------   ---------
 Total liabilities.............        1,812      2,022         752       1,738
                                  ----------  ---------   ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders...............   $5,377,287  5,568,002   2,092,747   4,634,568
                                  ==========  =========   =========   =========
Outstanding units: Type I (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 I.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type II
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 II............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type III
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 III...........................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type IV
 (note 2)......................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 IV............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type V (note
 2)............................          --         --          --          --
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 V.............................   $      --         --          --          --
                                  ==========  =========   =========   =========
Outstanding units: Type VI
 (note 2)......................      524,387    562,276     214,995     280,452
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VI............................   $     8.45       8.18        8.10        9.62
                                  ==========  =========   =========   =========
Outstanding units: Type VII
 (note 2)......................      112,111    118,553      43,422     201,522
                                  ==========  =========   =========   =========
Net asset value per unit: Type
 VII...........................   $     8.44       8.17        8.09        9.61
                                  ==========  =========   =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                               Goldman Sachs              Salomon Brothers
                          Variable Insurance Trust    Variable Series Fund Inc.
                          ------------------------ -------------------------------
                                                                           Total
                           Growth and    Mid Cap   Strategic  Investors   Return
                          Income Fund  Value Fund  Bond Fund     Fund      Fund
                          ------------ ----------- ---------- ---------- ---------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,542,365 shares;
  cost -- $16,480,029)..  $ 15,948,051         --         --         --        --
 Mid Cap Value Fund
  (6,866,197 shares;
  cost -- $65,731,153)..           --   73,262,319        --         --        --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (1,351,707 shares;
  cost -- $13,484,365)..           --          --  13,179,140        --        --
 Investors Fund
  (2,852,879 shares;
  cost -- $38,625,269)..           --          --         --  38,770,629       --
 Total Return Fund
  (695,510 shares;
  cost -- $7,358,195)...           --          --         --         --  7,441,952
Receivable from
 affiliate..............           --          --         --         605       --
Receivable for units
 sold...................       172,223     916,077      8,770     87,048   198,389
                          ------------ ----------- ---------- ---------- ---------
 Total assets...........    16,120,274  74,178,396 13,187,910 38,858,282 7,640,341
                          ------------ ----------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         9,248      36,190      6,142     14,079     3,602
Payable for units
 withdrawn..............         1,822         --          70  1,380,987       --
                          ------------ ----------- ---------- ---------- ---------
 Total liabilities......        11,070      36,190      6,212  1,395,066     3,602
                          ------------ ----------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 16,109,204  74,142,206 13,181,698 37,463,216 7,636,739
                          ============ =========== ========== ========== =========
Outstanding units: Type
 I (note 2).............        71,900     312,480     34,928    126,555     8,529
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type I...........  $       8.70       10.87      10.78      15.27     11.34
                          ============ =========== ========== ========== =========
Outstanding units: Type
 II (note 2)............       971,475   2,769,191    556,622    775,796   272,799
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type II..........  $       8.64       10.80      10.72      15.18     11.28
                          ============ =========== ========== ========== =========
Outstanding units: Type
 III (note 2)...........       644,374   2,947,576    546,314  1,815,125   391,192
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type III.........  $       9.80       12.93      10.46      12.46     10.53
                          ============ =========== ========== ========== =========
Outstanding units: Type
 IV (note 2)............        86,719     237,882    108,469    100,680    33,720
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type IV..........  $       8.94       11.46      10.36      11.30     10.19
                          ============ =========== ========== ========== =========
Outstanding units: Type
 V (note 2).............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type V...........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VI (note 2)............           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VI..........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========
Outstanding units: Type
 VII (note 2)...........           --          --         --         --        --
                          ============ =========== ========== ========== =========
Net asset value per
 unit: Type VII.........  $        --          --         --         --        --
                          ============ =========== ========== ========== =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                           AIM Variable Insurance Funds
                          --------------------------------------------------------------
                            AIM V.I.    AIM V.I.
                            Capital    Aggressive      AIM V.I.      AIM V.I.  AIM V.I.
                          Appreciation   Growth   Telecommunications  Growth     Value
                              Fund        Fund           Fund          Fund      Fund
                          ------------ ---------- ------------------ --------- ---------
Assets
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (70,786 shares;
  cost -- $2,545,699)...   $2,183,044      --             --               --        --
 AIM V.I. Aggressive
  Growth Fund (87
  shares; cost --
   $1,426)..............          --     1,266            --               --        --
 AIM V.I.
  Telecommunications
  Fund (113 shares;
  cost -- $3,313).......          --       --           2,100              --        --
 AIM V.I. Growth Fund
  (81,994 shares;
  cost -- $2,314,686)...          --       --             --         2,035,098       --
 AIM V.I. Value Fund
  (170,958 shares;
  cost -- $4,865,255)...          --       --             --               --  4,668,862
Receivable for units
 sold...................        5,434      --             --             3,701    32,882
                           ----------    -----          -----        --------- ---------
 Total assets...........    2,188,478    1,266          2,100        2,038,799 4,701,744
                           ----------    -----          -----        --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
 Total liabilities......          861      --             --               796     1,547
                           ----------    -----          -----        --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $2,187,617    1,266          2,100        2,038,003 4,700,197
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 I (note 2).............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type I...........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 II (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type II..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 III (note 2)...........          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type III.........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 IV (note 2)............          --       --             --               --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type IV..........   $      --       --             --               --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 V (note 2).............        2,185      136            314              --        --
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type V...........   $     8.32     9.31           6.69              --        --
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VI (note 2)............      182,931      --             --           155,022   418,728
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VI..........   $     8.17      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========
Outstanding units: Type
 VII (note 2)...........       82,708      --             --           115,989   134,888
                           ==========    =====          =====        ========= =========
Net asset value per
 unit: Type VII.........   $     8.16      --             --              7.52      8.49
                           ==========    =====          =====        ========= =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                     MFS Variable Insurance Trust                             Dreyfus
                          --------------------------------------------------- ----------------------------------------
                                                                              Dreyfus Investments
                                     MFS Growth       MFS                         Portfolios-         The Dreyfus
                          MFS Growth With Income New Discovery      MFS        Emerging Markets   Socially Responsible
                            Series     Series       Series     Utility Series      Portfolio       Growth Fund, Inc.
                          ---------- ----------- ------------- -------------- ------------------- --------------------
Assets
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Growth Series
  (207,485 shares;
  cost -- $2,880,057)...  $2,693,153       --            --            --               --                  --
 MFS Growth With Income
  Series (29,613 shares;
  cost -- $626,071).....         --    621,278           --            --               --                  --
 MFS New Discovery
  Series (59,616 shares;
  cost -- $982,067).....         --        --        989,025           --               --                  --
 MFS Utility Series
  (42,533 shares;
  cost -- $984,533).....         --        --            --      1,002,512                                  --
Investments in Dreyfus,
 at fair value (note 2):
 Dreyfus Investments
  Portfolios-Emerging
  Markets Portfolio
  (14,196 shares;
  cost -- $145,219).....         --        --            --            --           131,030                 --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (12,892
  shares; cost --
   $476,809)............         --        --            --            --               --              444,375
Receivable from
 affiliate..............         --          1           --              4              --                  --
Receivable for units
 sold...................      50,826     2,788        23,532        17,212              --                2,904
                          ----------   -------     ---------     ---------          -------             -------
 Total assets...........   2,743,979   624,067     1,012,557     1,019,728          131,030             447,279
                          ----------   -------     ---------     ---------          -------             -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
 Total liabilities......         998       231           365           363               50                 179
                          ----------   -------     ---------     ---------          -------             -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,742,981   623,836     1,012,192     1,019,365          130,980             447,100
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 I (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type I...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 II (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type II..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 III (note 2)...........         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type III.........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 IV (note 2)............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type IV..........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 V (note 2).............         --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type V...........  $      --        --            --            --               --                  --
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VI (note 2)............     247,509    54,705        94,589        67,405           16,280              19,494
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VI..........  $     8.99      9.85          8.97         10.23             7.32                8.61
                          ==========   =======     =========     =========          =======             =======
Outstanding units: Type
 VII (note 2)...........      57,669     8,638        18,273        32,271            1,616              32,472
                          ==========   =======     =========     =========          =======             =======
Net asset value per
 unit: Type VII.........  $     8.98      9.84          8.96         10.22             7.31                8.60
                          ==========   =======     =========     =========          =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                                        PIMCO Variable Insurance Trust
                                -----------------------------------------------
                                 Foreign  Long-Term U.S. High Yield    Total
                                  Bond      Government      Bond    Return Bond
                                Portfolio Bond Portfolio Portfolio   Portfolio
                                --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable
 Insurance Trust, at fair
 value (note 2):
 Foreign Bond Portfolio (1,334
  shares; cost -- $12,598)....   $12,541         --           --           --
 Long-Term U.S Government Bond
  Portfolio (64,718 shares;
  cost -- $678,429)...........       --      683,421          --           --
 High Yield Bond Portfolio
  (31,319 shares; cost --
   $262,950)..................       --          --       260,885          --
 Total Return Bond Portfolio
  (159,696 shares; cost --
   $1,555,278)................       --          --           --     1,560,235
Dividends Receivable..........         8         346          234        1,422
Receivable from affiliate.....       --          --           --           --
Receivable for units sold.....       --          --           356        5,409
                                 -------     -------      -------    ---------
 Total assets.................    12,549     683,767      261,475    1,567,066
                                 -------     -------      -------    ---------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        13         589          326        1,939
Payable for units withdrawn...       --          --            36          --
                                 -------     -------      -------    ---------
 Total liabilities............        13         589          362        1,939
                                 -------     -------      -------    ---------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $12,536     683,178      261,113    1,565,127
                                 =======     =======      =======    =========
Outstanding units: Type I
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 I............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type II
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 II...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type III
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 III..........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type IV
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 IV...........................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type V
 (note 2).....................       --          --           --           --
                                 =======     =======      =======    =========
Net asset value per unit: Type
 V............................   $   --          --           --           --
                                 =======     =======      =======    =========
Outstanding units: Type VI
 (note 2).....................       278      46,012       14,696       89,120
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VI...........................   $ 10.39       11.11         9.93        10.58
                                 =======     =======      =======    =========
Outstanding units: Type VII
 (note 2).....................       929      15,494       11,611       58,869
                                 =======     =======      =======    =========
Net asset value per unit: Type
 VII..........................   $ 10.38       11.10         9.92        10.57
                                 =======     =======      =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

                          Rydex Variable
                              Trust      Alliance Variable Products Series Fund, Inc.
                          -------------- -------------------------------------------------
                                          Growth and
                                            Income         Premier Growth       Quasar
                             OTC Fund      Portfolio          Portfolio       Portfolio
                          -------------- ---------------  -----------------  -------------
Assets
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (103,258
  shares; cost --
   $2,903,289)..........    $2,357,377               --                 --              --
Investments in Alliance
 Variable Products
 Series Fund Inc., at
 fair value (note 2):
 Growth and Income
  Portfolio (71,510
  shares; cost --
   $1,597,371)..........           --          1,649,016                --              --
 Premier Growth
  Portfolio (176,421
  shares; cost --
   $6,030,440)..........           --                --           5,633,111             --
 Quasar Portfolio
  (36,793 shares;
  cost -- $452,101).....           --                --                 --          434,897
Dividends Receivable....           --                --                 --              --
Receivable from
 affiliate..............           --                  7                --              --
Receivable for units
 sold...................         5,868             6,933            348,475             --
                            ----------   ---------------    ---------------   -------------
 Total assets...........     2,363,245         1,655,956          5,981,586         434,897
                            ----------   ---------------    ---------------   -------------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..           775               609              1,940             149
Payable for units
 withdrawn..............           --                --                 --              --
                            ----------   ---------------    ---------------   -------------
 Total liabilities......           775               609              1,940             149
                            ----------   ---------------    ---------------   -------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $2,362,470         1,655,347          5,979,646         434,748
                            ==========   ===============    ===============   =============
Outstanding units: Type
 I (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type I...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 II (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type II..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 III (note 2)...........           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type III.........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 IV (note 2)............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type IV..........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 V (note 2).............           --                --                 --              --
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type V...........    $      --                --                 --              --
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VI (note 2)............       305,802           111,233            560,937          35,167
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VI..........    $     6.09             10.74               8.02            8.67
                            ==========   ===============    ===============   =============
Outstanding units: Type
 VII (note 2)...........        82,259            42,936            184,885          14,994
                            ==========   ===============    ===============   =============
Net asset value per
 unit: Type VII.........    $     6.08             10.73               8.01            8.66
                            ==========   ===============    ===============   =============

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                                     GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                         S&P 500 index  Money Markey Total Return International   Real Estate   Global Income
                             Fund           Fund         Fund      Equity Fund  Securities Fund     Fund
                         -------------  ------------ ------------ ------------- --------------- -------------
                                                    Year ended December 31, 2000
                         ------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $   5,867,974   25,709,949    3,233,105       250,577     3,262,404       90,674
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............       617,512      777,414      187,898        29,229        40,574        3,851
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     6,746,341    2,760,877    1,001,679       205,858       355,075       39,400
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,029,034    2,122,763      335,455        71,906        66,601          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       191,810      312,567       26,783         9,427         6,411          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            35        3,118          --            --              5          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,816        7,494          --            --            --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         3,916        3,040          --            --            --           --
                         -------------   ----------   ----------   -----------    ----------       ------
Net investment income
 (expense)..............    (3,727,490)  19,722,676    1,681,290       (65,843)    2,793,738       47,423
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    19,970,209          --     1,764,433     1,378,982        62,643        2,808
 Unrealized appreciation
  (depreciation) on
  investments...........  (107,689,426)         --    (4,412,545)  (13,842,761)   10,710,276       11,564
 Capital gain
  distributions.........    13,424,428          --     4,900,944     7,179,272       297,755        5,993
                         -------------   ----------   ----------   -----------    ----------       ------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,294,789)         --     2,252,832    (5,284,507)   11,070,674       20,365
                         -------------   ----------   ----------   -----------    ----------       ------
Increase (decrease) in
 net assets from
 operations............. $ (78,022,279)  19,722,676    3,934,122    (5,350,350)   13,864,412       67,788
                         =============   ==========   ==========   ===========    ==========       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------------------------------
                         Mid-Cap Value  Income    U.S. Equity  Premier Growth                       Small-Cap Value
                             Fund        Fund        Fund       Equity Fund    Value Equity Fund      Equity Fund
                         ------------- ---------  -----------  -------------- -------------------- -----------------
                                                                                  Period from         Period from
                                                                              September 7, 2000 to July 25, 2000 to
                                    Year ended December 31, 2000               December 31, 2000   December 31, 2000
                         ---------------------------------------------------- -------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............  $  956,123   3,326,827     464,070         83,761             786                840
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............      68,886     119,993      15,752         11,352             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     737,629     405,167     376,093        269,228             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     299,494      95,433     378,425        478,732             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      39,435      50,058      28,655         38,993             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --          --          --               1             --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         960         --          805          1,257             279                473
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          83         --        1,648            281             125                156
                          ----------   ---------  ----------     ----------          ------             ------
Net investment income
 (expense)..............    (190,364)  2,656,176    (337,308)      (716,083)            382                211
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,651,495    (294,093)    108,193        371,048          (1,303)               661
 Unrealized appreciation
  (depreciation) on
  investments...........   2,214,711   2,124,354  (4,004,706)    (7,604,056)          2,845             20,760
 Capital gain
  distributions.........   3,455,693         --    3,130,459      3,960,555             --                 --
                          ----------   ---------  ----------     ----------          ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........   7,321,899   1,830,261    (766,054)    (3,272,453)          1,542             21,421
                          ----------   ---------  ----------     ----------          ------             ------
Increase (decrease) in
 net assets from
 operations.............  $7,131,535   4,486,437  (1,103,362)    (3,988,536)          1,924             21,632
                          ==========   =========  ==========     ==========          ======             ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                                         Capital      Aggressive                 Multiple
                                       Appreciation     Growth     High Income  Strategies
                         Bond Fund/VA    Fund/VA       Fund/VA       Fund/VA     Fund/VA
                         ------------  ------------  ------------  -----------  ----------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 6,081,883       376,811            --    15,635,851   3,699,313
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     162,510       694,241      1,591,294      369,444     325,510
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     741,431     3,190,896      3,583,026    1,404,655     652,461
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     160,626       638,974        800,894      188,245      97,392
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      15,079        65,902         70,684       12,829       5,958
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         --            --             --           --          --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         --            --             --           --          --
                         -----------   -----------   ------------  -----------  ----------
Net investment income
 (expense)..............   5,002,237    (4,213,202)    (6,045,898)  13,660,678   2,617,992
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,426,644)   19,535,882     55,535,692   (5,751,459)  1,642,307
 Unrealized appreciation
  (depreciation) on
  investments...........     116,272   (46,098,627)  (134,489,391) (15,280,576) (5,637,908)
 Capital gain
  distributions.........         --     20,108,476     15,829,517          --    5,372,892
                         -----------   -----------   ------------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,310,372)   (6,454,269)   (63,124,182) (21,032,035)  1,377,291
                         -----------   -----------   ------------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 3,691,865   (10,667,471)   (69,170,080)  (7,371,357)  3,995,283
                         ===========   ===========   ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Oppenheimer Variable Account Funds --
                                      Class 2 Shares                              Variable Insurance Products Fund
                          --------------------------------------------       ------------------------------------------
                          Global Securities        Main Street Growth        Equity-Income                   Overseas
                               Fund/VA              & Income Fund/VA           Portfolio   Growth Portfolio  Portfolio
                          ------------------       -------------------       ------------- ---------------- -----------
                             Period from               Period from
                           July 14, 2000 to         July 14, 2000 to
                          December 31, 2000         December 31, 2000               Year ended December 31, 2000
                          ------------------       -------------------       ------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..............      $              --                       --      11,330,359         748,608     1,808,871
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............                     --                       --       1,803,562       2,490,104       720,931
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............                     --                       --       5,959,579       5,122,547       646,784
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............                     --                       --         682,574       1,972,605       154,293
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............                     --                       --          60,178         139,383        45,457
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............                     --                       --             --              --              3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............                   1,201                    2,221            --              --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............                   1,178                    1,716            --              --            --
                               ------------------       ------------------    -----------    ------------   -----------
Net investment income
 (expense)...............                  (2,379)                  (3,937)     2,824,466      (8,976,031)      241,403
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................                  (5,305)                 (23,388)    13,511,052      43,916,327    (2,901,355)
 Unrealized appreciation
  (depreciation) on
  investments............                   1,512                  (57,461)   (18,523,201)   (203,701,580)  (31,389,426)
 Capital gain
  distributions..........                     --                       --      42,686,468      74,486,477    11,390,996
                               ------------------       ------------------    -----------    ------------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........                  (3,793)                 (80,849)    37,674,319     (85,298,776)  (22,899,785)
                               ------------------       ------------------    -----------    ------------   -----------
Increase (decrease) in
 net assets from
 operations..............      $           (6,172)                 (84,786)    40,498,785     (94,274,807)  (22,658,382)
                               ==================       ==================    ===========    ============   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Variable Insurance Products Fund
                                         II                         Variable Insurance Products Fund III
                         ----------------------------------- ---------------------------------------------------
                                                                                Growth
                         Asset Manager                       Growth & Income Opportunities
                           Portfolio    Contrafund Portfolio    Portfolio      Portfolio     Mid Cap Portfolio
                         -------------  -------------------- --------------- ------------- ---------------------
                                                                                                Period from
                                                                                           September 21, 2000 to
                            Year ended December 31, 2000     Year ended December 31, 2000    December 31, 2000
                         ----------------------------------- ----------------------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 14,824,317          1,822,052         1,350,001      1,218,779             9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............    3,561,734            833,001            92,387         68,764           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............    1,329,782          5,173,228         1,215,962        927,296           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............      197,613          1,390,236           491,821        319,596           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       19,910            136,824            48,915         26,749           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --                 --                 35             36             5
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          --                 --                --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          --                 --                --             --            --
                         ------------       ------------       -----------    -----------          ----
Net investment income
 (expense)..............    9,715,278         (5,711,237)         (499,119)      (123,662)            4
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    9,628,050         18,832,496           (45,404)    (1,855,073)          --
 Unrealized appreciation
  (depreciation) on
  investments...........  (75,223,151)      (124,566,797)      (14,786,076)   (22,990,080)           83
 Capital gain
  distributions.........   34,925,087         66,140,474         8,810,533      6,180,953           --
                         ------------       ------------       -----------    -----------          ----
Net realized and
 unrealized gain (loss)
 on investments.........  (30,670,014)       (39,593,827)       (6,020,947)   (18,664,200)           83
                         ------------       ------------       -----------    -----------          ----
Increase (decrease) in
 net assets from
 operations............. $(20,954,736)       (45,305,064)       (6,520,066)   (18,787,862)           87
                         ============       ============       ===========    ===========          ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                    Variable Insurance
                                Variable Insurance Products        Products Fund II --      Variables Insurance Product
                                  Fund -- Service Class 2            Service Class 2         Fund III -- Service Class 2
                         ----------------------------------------- -------------------- ------------------------------------
                                                                                         Growth & Income
                         Equity-Income Portfolio Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                         ----------------------- ----------------- -------------------- ----------------- ------------------
                               Period from          Period from        Period from         Period from       Period from
                            August 1, 2000 to    July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                            December 31, 2000    December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                         ----------------------- ----------------- -------------------- ----------------- ------------------
Investment income:
 Income -- Ordinary
  dividends.............         $   --                   --                 --                  --              9,164
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             --                   --                 --                  --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           2,306                6,624              4,756               1,842             5,609
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           1,450                2,055              2,754               1,788             1,619
                                 -------             --------            -------             -------           -------
Net investment income
 (expense)..............          (3,756)              (8,679)            (7,510)             (3,630)            1,936
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................           5,134              (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........          62,429             (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........             --                   --                 --                  --                --
                                 -------             --------            -------             -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........          67,563             (278,367)           (48,322)            (32,361)          107,846
                                 -------             --------            -------             -------           -------
Increase (decrease) in
 net assets from
 operations.............         $63,807             (287,046)           (55,832)            (35,991)          109,782
                                 =======             ========            =======             =======           =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                               Federated Insurance
                                                                                                   Series  --
                                              Federated Insurance Series                         Service Shares
                         --------------------------------------------------------------------- -------------------
                         American Leaders High Income Bond                 International Small  High Income Bond
                             Fund II          Fund II      Utility Fund II   Company Fund II         Fund II
                         ---------------- ---------------- --------------- ------------------- -------------------
                                                                           Period from August      Period from
                                                                               15, 2000 to      August 8, 2000 to
                                   Year ended December 31, 2000             December 31, 2000   December 31, 2000
                         ------------------------------------------------- ------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............    $  913,438        5,621,471       1,775,511             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        74,185           57,775          67,850             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     1,053,592          645,795         636,467             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............       236,435          157,055         111,580             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        25,314           14,966          10,545             --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --              --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --               --              --              206                  589
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --               --              --               89                  406
                            ----------      -----------      ----------          ------              -------
Net investment income
 (expense)..............      (476,088)       4,745,880         949,069            (295)                (995)
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (489,663)      (3,675,304)        165,708          (5,800)              (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........      (715,898)      (7,353,864)     (8,635,890)         (1,730)              (3,199)
 Capital gain
  distributions.........     2,763,969              --        1,180,071             --                   --
                            ----------      -----------      ----------          ------              -------
Net realized and
 unrealized gain (loss)
 on investments.........     1,558,408      (11,029,168)     (7,290,111)         (7,530)             (12,884)
                            ----------      -----------      ----------          ------              -------
Increase (decrease) in
 net assets from
 operations.............    $1,082,320       (6,283,288)     (6,341,042)         (7,825)             (13,879)
                            ==========      ===========      ==========          ======              =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Alger American Fund           PBHG Insurance Series Fund, Inc.
                         ------------------------------------ ----------------------------------
                                                              PBHG Large Cap
                         Small Capitalization LargeCap Growth     Growth            PBHG
                              Portfolio          Portfolio      Portfolio    Growth II Portfolio
                         -------------------- --------------- -------------- -------------------
                             Year ended December 31, 2000        Year ended December 31, 2000
                         ------------------------------------ ----------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $         --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          208,517           326,144         69,234           105,199
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............        1,564,476         3,430,287        578,662           723,258
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          526,062         1,528,961            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           66,824           119,242            --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............              --                --             --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............              --                --             --                --
                            -------------      ------------    -----------       -----------
Net investment income
 (expense)..............       (2,365,879)       (5,404,634)      (647,896)         (828,457)
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (13,564,336)       12,399,667      4,923,187         7,169,087
 Unrealized appreciation
  (depreciation) on
  investments...........     (104,785,153)     (126,629,614)   (14,212,318)      (28,965,467)
 Capital gain
  distributions.........       63,049,078        49,596,493      1,489,256         1,332,107
                            -------------      ------------    -----------       -----------
Net realized and
 unrealized gain (loss)
 on investments.........      (55,300,411)      (64,633,454)    (7,799,875)      (20,464,273)
                            -------------      ------------    -----------       -----------
Increase (decrease) in
 net assets from
 operations.............    $ (57,666,290)      (70,038,088)    (8,447,771)      (21,292,730)
                            =============      ============    ===========       ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series
                         -----------------------------------------------------------------
                          Aggressive                   Worldwide                 Flexible
                            Growth         Growth        Growth      Balanced     Income
                           Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                         -------------  ------------  ------------  -----------  ---------
                                         Year ended December 31, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $          --       581,303     1,537,666    5,282,352  1,200,964
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     1,159,632     1,579,156     2,172,923      710,064     71,478
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     5,142,038     6,726,310    10,151,150    5,004,032    620,915
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     2,696,495     2,946,365     2,378,311    2,004,749    158,702
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............       290,129       275,188       266,389      155,591     22,093
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --            --            --           --         --
                         -------------  ------------  ------------  -----------  ---------
Net investment income
 (expense)..............    (9,288,294)  (10,945,716)  (13,431,107)  (2,592,084)   327,776
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    71,239,829    54,561,971   102,321,143   14,349,077   (665,109)
 Unrealized appreciation
  (depreciation) on
  investments...........  (400,491,830) (259,004,529) (376,506,650) (94,048,596)   961,252
 Capital gain
  distributions.........    78,125,643    67,928,705    89,963,724   59,830,783  2,466,992
                         -------------  ------------  ------------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (251,126,358) (136,513,853) (184,221,783) (19,868,736) 2,763,135
                         -------------  ------------  ------------  -----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(260,414,652) (147,459,569) (197,652,890) (22,460,820) 3,090,911
                         =============  ============  ============  ===========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                         ------------------------------------------------------------------------------
                          International   Capital Appreciation    Equity Income         High Yield
                         Growth Portfolio      Portfolio            Portfolio            Portfolio
                         ---------------- -------------------- -------------------- -------------------
                                                                   Period from          Period from
                                                               September 8, 2000 to October 10, 2000 to
                             Year ended December 31, 2000       December 31, 2000    December 31, 2000
                         ------------------------------------- -------------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     870,111          2,300,372                2                  47
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............        337,134            359,338              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............      2,319,906          3,440,573              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............        856,920          2,725,241              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............        157,157            223,907              --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          1,694                 36                5                   3
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --                 --               --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --                 --               --                  --
                          -------------       ------------             ----                 ---
Net investment income
 (expense)..............     (2,802,700)        (4,448,723)              (3)                 44
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     40,926,185         27,742,167               (7)                 (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,099,330)      (132,556,476)             (91)                (56)
 Capital gain
  distributions.........     12,849,769          3,745,856              --                  --
                          -------------       ------------             ----                 ---
Net realized and
 unrealized gain (loss)
 on investments.........    (53,323,376)      (101,068,453)             (98)                (57)
                          -------------       ------------             ----                 ---
Increase (decrease) in
 net assets from
 operations.............  $ (56,126,076)      (105,517,176)            (101)                (13)
                          =============       ============             ====                 ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Janus Aspen Series -- Service Shares
                         -----------------------------------------------------------------------------
                         Global Life    Global                                            Capital
                          Sciences    Technology      Aggressive                       Appreciation
                          Portfolio    Portfolio   Growth Portfolio Growth Portfolio     Portfolio
                         -----------  -----------  ---------------- ---------------- -----------------
                               Period from                    Period from               Period from
                             May 2, 2000 to                July 24, 2000 to          July 26, 2000 to
                            December 31, 2000              December 31, 2000         December 31, 2000
                         ------------------------  --------------------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends............. $      --        143,868           --               --            19,496
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............     15,244        10,197           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............     65,091        58,820           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............     97,451        82,772           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............      3,734         7,446           --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............        --            --            --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............      3,005         5,963        10,655           12,561            9,950
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        980         1,335         2,051            2,976            3,436
                         ----------   -----------      --------         --------         --------
Net investment income
 (expense)..............   (185,505)      (22,665)      (12,706)         (15,537)           6,110
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    471,691    (1,660,779)     (125,677)         (88,725)         (77,233)
 Unrealized appreciation
  (depreciation) on
  investments...........  1,191,779    (8,668,137)     (845,885)        (596,533)        (433,290)
 Capital gain
  distributions.........        --            --          2,170            3,362               61
                         ----------   -----------      --------         --------         --------
Net realized and
 unrealized gain (loss)
 on investments.........  1,663,470   (10,328,916)     (969,392)        (681,896)        (510,462)
                         ----------   -----------      --------         --------         --------
Increase (decrease) in
 net assets from
 operations............. $1,477,965   (10,351,581)     (982,098)        (697,433)        (504,352)
                         ==========   ===========      ========         ========         ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                      Goldman Sachs
                           Janus Aspen Series -- Service Shares (continued)     Variable Insurance Trust
                         ---------------------------------------------------- --------------------------------
                            Worldwide      International                       Growth and       Mid Cap Value
                         Growth Portfolio Growth Portfolio Balanced Portfolio  Income Fund          Fund
                         ---------------- ---------------- ------------------ -------------    ---------------
                                    Period from               Period from
                                 July 25, 2000 to           July 24, 2000 to
                                 December 31, 2000         December 31, 2000  Year ended December 31, 2000
                         --------------------------------- ------------------ --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............    $   1,478            4,035            23,867              58,566            492,698
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                --                7,844             18,408
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                --              110,860            192,856
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                --               70,525            201,833
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                --                8,517             16,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                --                  --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............       13,680            3,883             7,796                 --                 --
 Expenses-- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............        2,669            1,345             6,322                 --                 --
                            ---------         --------          --------       -------------    ---------------
Net investment income
 (expense)..............      (14,871)          (1,193)            9,749            (139,180)            63,310
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (81,037)         (32,754)          (17,256)             46,957            449,393
 Unrealized appreciation
  (depreciation) on
  investments...........     (521,637)        (156,043)          (86,958)           (787,438)         8,304,706
 Capital gain
  distributions.........        2,787              395             1,488                 --           1,591,378
                            ---------         --------          --------       -------------    ---------------
Net realized and
 unrealized gain (loss)
 on investments.........     (599,887)        (188,402)         (102,726)           (740,481)        10,345,477
                            ---------         --------          --------       -------------    ---------------
Increase (decrease) in
 net assets from
 operations.............    $(614,758)        (189,595)          (92,977)           (879,661)        10,408,787
                            =========         ========          ========       =============    ===============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Salomon Brothers Variable Series Fund Inc.        AIM Variable Insurance Funds
                         ----------------------------------------------- -------------------------------------
                                                            Total Return AIM V.I. Capital  AIM V.I. Aggressive
                         Strategic Bond Fund Investors Fund     Fund     Appreciation Fund     Growth Fund
                         ------------------- -------------- ------------ ----------------- -------------------
                                                                            Period from        Period from
                                                                         July 14, 2000 to  October 16, 2000 to
                                  Year ended December 31, 2000           December 31, 2000  December 31, 2000
                         ----------------------------------------------- ----------------- -------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 777,130          258,985      227,202             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          4,764            6,726        2,067             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............         51,208           53,821       33,976             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............         57,856          123,480       34,340             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          8,283            6,110        3,172             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............            --               --           --               34                4
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............            --               --           --            3,924              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            --               --           --            2,767              --
                              ---------        ---------      -------        --------             ----
Net investment income
 (expense)..............        655,019           68,848      153,647          (6,725)              (4)
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (26,890)         295,242       12,080         (39,485)              54
 Unrealized appreciation
  (depreciation) on
  investments...........        (95,423)          65,351      195,015        (362,655)            (160)
 Capital gain
  distributions.........            --         1,091,072          --           53,685              --
                              ---------        ---------      -------        --------             ----
Net realized and
 unrealized gain (loss)
 on investments.........       (122,313)       1,451,665      207,095        (348,455)            (106)
                              ---------        ---------      -------        --------             ----
Increase (decrease) in
 net assets from
 operations.............      $ 532,706        1,520,513      360,742        (355,180)            (110)
                              =========        =========      =======        ========             ====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AIM Variable Insurance Funds (continued)
                         -----------------------------------------------------------------------------------------
                               AIM V.I.                                           AIM V.I. Capital
                          Telecommunications      AIM V.I.          AIM V.I.        Development    AIM V.I. Growth
                                 Fund            Growth Fund       Value Fund           Fund       and Income Fund
                         -------------------- ----------------- ----------------- ---------------- ---------------
                             Period from         Period from       Period from              Period from
                         September 8, 2000 to July 20, 2000 to  July 14, 2000 to        October 24, 2000 to
                          December 31, 2000   December 31, 2000 December 31, 2000        December 31, 2000
                         -------------------- ----------------- ----------------- --------------------------------
Investment income:
 Income -- Ordinary
  dividends.............       $   --                  178             3,599            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses-- Type IV
  (note 3)..............           --                  --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............             6                 --                --             --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           --                2,551             5,813            --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............           --                2,769             3,615            --               --
                               -------            --------          --------            ---              ---
Net investment income
 (expense)..............            (6)             (5,142)           (5,829)           --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (186)            (46,880)          (90,467)            (3)             (21)
 Unrealized appreciation
  (depreciation) on
  investments...........        (1,213)           (279,588)         (196,393)           --               --
 Capital gain
  distributions.........           305              61,649           125,375            --               --
                               -------            --------          --------            ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........        (1,094)           (264,819)         (161,485)            (3)             (21)
                               -------            --------          --------            ---              ---
Increase (decrease) in
 net assets from
 operations.............       $(1,100)           (269,961)         (167,314)            (3)             (21)
                               =======            ========          ========            ===              ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               MFS Variable Insurance Trust
                         -------------------------------------------------------------------------
                                            MFS Growth With   MFS New Discovery     MFS Utility
                         MFS Growth Series   Income Series          Series            Series
                         ----------------- ------------------ ------------------ -----------------
                            Period from       Period from        Period from        Period from
                         July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                         ----------------- ------------------ ------------------ -----------------
Investment income:
 Income -- Ordinary
  dividends.............     $     --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --               --                 --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............         6,371            1,003              1,542             1,311
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............         1,398              189                423               613
                             ---------          -------            -------            ------
Net investment income
 (expense)..............        (7,769)          (1,192)            (1,965)           (1,924)
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (40,271)          (4,767)           (15,215)           (4,009)
 Unrealized appreciation
  (depreciation) on
  investments...........      (186,904)          (4,793)             6,958            17,979
 Capital gain
  distributions.........           --               --                 --                --
                             ---------          -------            -------            ------
Net realized and
 unrealized gain (loss)
 on investments.........      (227,175)          (9,560)            (8,257)           13,970
                             ---------          -------            -------            ------
Increase (decrease) in
 net assets from
 operations.............     $(234,944)         (10,752)           (10,222)           12,046
                             =========          =======            =======            ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Dreyfus                     PIMCO Variable Insurance Trust
                         ---------------------------------------- -------------------------------------
                         Dreyfus Investment      The Dreyfus                           Long-Term U.S.
                         Portfolios-Emerging Socially Responsible    Foreign Bond      Government Bond
                          Markets Portfolio   Growth Fund, Inc.        Portfolio          Portfolio
                         ------------------- -------------------- ------------------- -----------------
                                                                                         Period from
                             Period from         Period from          Period from      August 24, 2000
                         August 17, 2000 to   August 2, 2000 to   October 20, 2000 to        to
                          December 31, 2000   December 31, 2000    December 31, 2000  December 31, 2000
                         ------------------- -------------------- ------------------- -----------------
Investment income:
 Income -- Ordinary
  dividends.............      $    564               3,573                187               4,291
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............           --                  --                 --                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............           302                 504                  6                 921
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............            74                 415                 55                 242
                              --------             -------                ---              ------
Net investment income
 (expense)..............           188               2,654                126               3,128
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (211)             (4,600)               --               17,990
 Unrealized appreciation
  (depreciation) on
  investments...........       (14,189)            (32,434)               (57)              4,992
 Capital gain
  distributions.........           --                  --                 311                 --
                              --------             -------                ---              ------
Net realized and
 unrealized gain (loss)
 on investments.........       (14,400)            (37,034)               254              22,982
                              --------             -------                ---              ------
Increase (decrease) in
 net assets from
 operations.............      $(14,212)            (34,380)               380              26,110
                              ========             =======                ===              ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           PIMCO Variable Insurance Trust
                                     (continued)             Rydex Variable Trust
                         ----------------------------------- --------------------
                          High Yield Bond  Total Return Bond
                             Portfolio         Portfolio           OTC Fund
                         ----------------- ----------------- --------------------
                            Period from       Period from        Period from
                         August 7, 2000 to July 25, 2000 to    July 14, 2000 to
                         December 31, 2000 December 31, 2000  December 31, 2000
                         ----------------- ----------------- --------------------
Investment income:
 Income -- Ordinary
  dividends.............      $ 4,015           14,404                  --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)..............          --               --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)..............          154            1,277                4,201
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)..............          602            2,098                1,571
                              -------           ------             --------
Net investment income
 (expense)..............        3,259           11,029               (5,772)
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (2,571)          13,606              (39,423)
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,065)           4,957             (545,912)
 Capital gain
  distributions.........          --               --                19,314
                              -------           ------             --------
Net realized and
 unrealized gain (loss)
 on investments.........       (4,636)          18,563             (566,021)
                              -------           ------             --------
Increase (decrease) in
 net assets from
 operations.............      $(1,377)          29,592             (571,793)
                              =======           ======             ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Alliance Variable Products Series Fund, Inc.
                          -----------------------------------------------------
                          Growth and Income  Premier Growth
                              Portfolio         Portfolio     Quasar Portfolio
                          ----------------- ----------------- -----------------
                                                                 Period from
                             Period from       Period from     August 11, 2000
                          July 25, 2000 to  July 14, 2000 to         to
                          December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
  dividends..............      $   --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 3)...............          --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 3)...............        2,506             7,738               666
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 3)...............        1,100             5,112               521
                               -------          --------           -------
Net investment income
 (expense)...............       (3,606)          (12,850)           (1,187)
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................       (3,951)          (79,574)          (10,030)
 Unrealized appreciation
  (depreciation) on
  investments............       51,645          (397,329)          (17,204)
 Capital gain
  distributions..........          --                --                --
                               -------          --------           -------
Net realized and
 unrealized gain (loss)
 on investments..........       47,694          (476,903)          (27,234)
                               -------          --------           -------
Increase (decrease) in
 net assets from
 operations..............      $44,088          (489,753)          (28,421)
                               =======          ========           =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                             S&P 500 Index Fund           Money Market Fund          Total Return Fund
                          --------------------------  --------------------------  ------------------------
                           Year ended December 31,     Year ended December 31,    Year ended December 31,
                          --------------------------  --------------------------  ------------------------
                              2000          1999          2000          1999         2000         1999
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,727,490)  (1,684,431)   19,722,676    10,913,399    1,681,290      958,254
 Net realized gain
  (loss)................     19,970,209   30,003,910           --            (10)   1,764,433    1,021,209
 Unrealized appreciation
  (depreciation) on
  investments...........   (107,689,426)  47,259,421           --             10   (4,412,545)   5,281,350
 Capital gain
  distributions.........     13,424,428    6,090,099           --            --     4,900,944    2,426,755
                          -------------  -----------  ------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (78,022,279)  81,668,999    19,722,676    10,913,399    3,934,122    9,687,568
                          -------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    127,498,768  150,605,950   516,269,471   455,850,801   16,786,233   20,100,592
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (4,472,501)  (1,914,921)   (4,485,872)   (6,110,039)  (1,261,400)    (782,405)
  Surrenders............    (43,051,516) (23,948,873) (119,630,886) (119,079,947)  (8,222,688)  (5,649,875)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (541,072)    (346,732)     (329,548)     (308,122)    (106,096)     (83,454)
  Transfer gain (loss)
   and transfer fees....     (1,375,102)     957,648    (6,376,318)    5,822,636     (147,987)      67,204
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --            --            --           --           --
 Transfers (to) from the
  Guarantee Account.....     77,494,301   89,343,041    32,507,913    19,221,784    9,007,289   13,514,725
 Interfund transfers....    (10,791,405)  18,779,770  (411,698,590) (140,405,301)     529,778       76,047
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    144,761,473  233,475,883     6,256,170   214,991,812   16,585,129   27,242,834
                          -------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     66,739,194  315,144,882    25,978,846   225,905,211   20,519,251   36,930,402
Net assets at beginning
 of year................    623,972,282  308,827,400   444,442,152   218,536,941  103,038,746   66,108,344
                          -------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
 period.................  $ 690,711,476  623,972,282   470,420,998   444,442,152  123,557,997  103,038,746
                          =============  ===========  ============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------
                          International Equity Fund   Real Estate Securities Fund      Global Income Fund
                          --------------------------- ----------------------------  -------------------------
                           Year ended December 31,      Year ended December 31,     Year ended December 31,
                          --------------------------- ----------------------------  -------------------------
                              2000          1999          2000           1999          2000          1999
                          -------------  ------------ -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (65,843)    (141,743)     2,793,738      1,007,263       47,423         4,058
 Net realized gain
  (loss)................      1,378,982    2,767,291         62,643     (2,823,490)       2,808      (134,013)
 Unrealized appreciation
  (depreciation) on
  investments...........    (13,842,761)   4,958,674     10,710,276      1,207,080       11,564      (715,675)
 Capital gain
  distributions.........      7,179,272    1,106,722        297,755         72,712        5,993         4,146
                          -------------  -----------  -------------  -------------  -----------  ------------
  Increase (decrease) in
   net assets from
   operations...........     (5,350,350)   8,690,944     13,864,412       (536,435)      67,788      (841,484)
                          -------------  -----------  -------------  -------------  -----------  ------------
From capital
 transactions:
 Net premiums...........      5,764,524    2,858,308      3,297,363      2,212,512      126,539       298,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (102,828)     (66,512)      (129,669)      (124,447)         --            --
  Surrenders............     (1,473,052)    (545,373)    (2,468,128)    (2,167,345)    (462,743)     (230,326)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (17,303)     (12,619)       (24,954)       (24,242)      (2,736)       (2,504)
  Transfer gain (loss)
   and transfer fees....       (128,946)     108,529          1,836       (129,406)    (194,245)       41,185
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......        (17,803)    (198,516)    (1,916,444)           --           --            --
 Transfers (to) from the
  Guarantee Account.....      1,626,671    1,447,720      1,559,033      2,498,480      403,611     1,130,309
 Interfund transfers....        637,892      361,833     14,572,417     (7,573,589)    (262,258)   (1,065,929)
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........      6,289,155    3,953,370     14,891,454     (5,308,037)    (391,832)      170,868
                          -------------  -----------  -------------  -------------  -----------  ------------
Increase (decrease) in
 net assets.............        938,805   12,644,314     28,755,866     (5,844,472)    (324,044)     (670,616)
Net assets at beginning
 of year................     39,464,065   26,819,751     40,701,073     46,545,545    9,000,108     9,670,724
                          -------------  -----------  -------------  -------------  -----------  ------------
Net assets at end of
 period.................  $  40,402,870   39,464,065     69,456,939     40,701,073    8,676,064     9,000,108
                          =============  ===========  =============  =============  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund         Income Fund            U.S. Equity Fund
                          --------------------------- ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------- ------------------------  ------------------------
                              2000          1999         2000         1999         2000         1999
                          -------------  ------------ -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (190,364)    (185,617)   2,656,176    1,829,233     (337,308)      (8,570)
 Net realized gain
  (loss)................      1,651,495    1,440,840     (294,093)    (265,204)     108,193      288,484
 Unrealized appreciation
  (depreciation) on
  investments...........      2,214,711    5,153,071    2,124,354   (2,672,230)  (4,004,706)     816,588
 Capital gain
  distributions.........      3,455,693          --           --        72,466    3,130,459    1,800,801
                          -------------  -----------  -----------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........      7,131,535    6,408,294    4,486,437   (1,035,735)  (1,103,362)   2,897,303
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     15,459,789   21,173,356    6,124,136    6,923,805   19,718,034   22,445,779
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (395,169)    (219,644)    (372,883)    (489,017)    (801,770)     (45,279)
  Surrenders............     (6,032,126)  (3,878,411)  (5,195,117)  (2,870,344)  (2,230,307)    (528,852)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (57,184)     (39,635)     (47,847)     (44,669)     (35,435)      (5,653)
  Transfer gain (loss)
   and transfer fees....        (51,581)     (24,010)     (65,188)      62,981     (102,008)     129,249
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......            --           --           --           --           --           --
 Transfers (to) from the
  Guarantee Account.....      8,049,992    9,162,615    3,780,622    8,054,862    8,019,690    6,635,234
 Interfund transfers....      2,965,830    2,580,708    3,049,984      (75,826)   5,570,334    5,339,842
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     19,939,551   28,754,979    7,273,707   11,561,792   30,138,538   33,970,320
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............     27,071,086   35,163,273   11,760,144   10,526,057   29,035,176   36,867,623
Net assets at beginning
 of year................     74,304,412   39,141,139   44,850,034   34,323,977   39,068,603    2,200,980
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 period.................  $ 101,375,498   74,304,412   56,610,178   44,850,034   68,103,779   39,068,603
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------
                               Premier Growth                              Small-Cap Value
                                Equity Fund           Value Equity Fund      Equity Fund
                          -------------------------  -------------------- -----------------
                          Year ended December 31,        Period from         Period from
                          -------------------------  September 7, 2000 to July 25, 2000 to
                              2000         1999       December 31, 2000   December 31, 2000
                          ------------  -----------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (716,083)     (51,863)           382                 211
 Net realized gain
  (loss)................       371,048      559,025         (1,303)                661
 Unrealized appreciation
  (depreciation) on
  investments...........    (7,604,056)   2,049,497          2,845              20,760
 Capital gain
  distributions.........     3,960,555      770,369            --                  --
                          ------------  -----------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (3,988,536)   3,327,028          1,924              21,632
                          ------------  -----------        -------             -------
From capital
 transactions:
 Net premiums...........    28,726,468   14,174,762        180,257             208,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (584,762)      (3,881)           --                  --
  Surrenders............    (2,359,784)    (153,976)          (156)             (2,062)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (23,454)      (1,218)           --                  --
  Transfer gain (loss)
   and transfer fees....      (210,527)     205,591           (310)                (95)
  Capital contribution
   (withdrawal) by GE
   Life & Annuity.......           --           --             --                  --
 Transfers (to) from the
  Guarantee Account.....     8,688,279    1,787,824         19,556              11,167
 Interfund transfers....     9,710,050    7,975,066            --                  --
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........    43,946,270   23,984,168        199,347             217,451
                          ------------  -----------        -------             -------
Increase (decrease) in
 net assets.............    39,957,734   27,311,196        201,271             239,083
Net assets at beginning
 of year................    27,311,196          --             --                  --
                          ------------  -----------        -------             -------
Net assets at end of
 period.................  $ 67,268,930   27,311,196        201,271             239,083
                          ============  ===========        =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------
                                                      Capital Appreciation        Aggressive Growth
                                Bond Fund/VA                 Fund/VA                   Fund/VA
                          -------------------------  ------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,002,237    2,159,731   (4,213,202)  (2,220,179)   (6,045,898)  (3,119,024)
 Net realized gain
  (loss)................    (1,426,644)    (367,634)  19,535,882    8,028,813    55,535,692   43,460,518
 Unrealized appreciation
  (depreciation) on
  investments...........       116,272   (4,062,392) (46,098,627)  64,932,288  (134,489,391) 120,804,294
 Capital gain
  distributions.........           --       306,119   20,108,476    7,443,892    15,829,517          --
                          ------------  -----------  -----------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........     3,691,865   (1,964,176) (10,667,471)  78,184,814   (69,170,080) 161,145,788
                          ------------  -----------  -----------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     9,691,839   12,174,256   59,748,019   23,530,758    69,621,179   13,548,977
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (864,694)    (689,793)  (2,553,573)  (1,199,344)   (1,741,348)  (1,088,159)
  Surrenders............    (9,068,522)  (5,269,460) (29,810,167) (14,095,955)  (54,966,024) (20,015,823)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (70,666)     (69,547)    (281,927)    (221,476)     (462,687)    (320,865)
  Transfer gain (loss)
   and transfer fees....       (79,986)    (235,556)    (879,392)      87,768    (1,826,710)     978,941
 Transfers (to) from the
  Guarantee Account.....     7,069,979   13,999,173   20,075,192   14,646,072    13,411,217    5,300,960
 Interfund transfers....    (2,002,496)  (4,224,435)  37,734,556   (8,629,648)   52,786,754  (19,243,413)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     4,675,454   15,684,638   84,032,708   14,118,175    76,822,381  (20,839,382)
                          ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     8,367,319   13,720,462   73,365,237   92,302,989     7,652,301  140,306,406
Net assets at beginning
 of year................    76,466,522   62,746,060  281,669,683  189,366,694   358,333,113  218,026,707
                          ------------  -----------  -----------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 84,833,841   76,466,522  355,034,920  281,669,683   365,985,414  358,333,113
                          ============  ===========  ===========  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                    Oppenheimer Variable Account Funds --
                           Oppenheimer Variable Account Funds (continued)                       Class 2 Shares
                          ----------------------------------------------------  ----------------------------------------------
                                                             Multiple                                     Main Street Growth &
                            High Income Fund/VA         Strategies Fund/VA      Global Securities Fund/VA    Income Fund/VA
                          -------------------------  -------------------------  ------------------------- --------------------
                          Year ended December 31,    Year ended December 31,           Period from            Period from
                          -------------------------  -------------------------      July 14, 2000 to        July 14, 2000 to
                              2000         1999          2000         1999          December 31, 2000      December 31, 2000
                          ------------  -----------  ------------  -----------  ------------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 13,660,678    9,391,426     2,617,992    1,728,011            (2,379)                 (3,937)
 Net realized gain
  (loss)................    (5,751,459)  (2,467,228)    1,642,307    1,998,615            (5,305)                (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,280,576)  (1,860,876)   (5,637,908)     249,173             1,512                 (57,461)
 Capital gain
  distributions.........           --           --      5,372,892    3,958,345               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
  Increase (decrease) in
   net assets from
   operations...........    (7,371,357)   5,063,322     3,995,283    7,934,144            (6,172)                (84,786)
                          ------------  -----------  ------------  -----------           -------               ---------
From capital
 transactions:
 Net premiums...........     9,101,537   14,520,822     8,798,942    5,277,206           900,489               1,367,356
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,007,129)  (1,064,649)     (704,181)    (560,764)              --                      --
  Surrenders............   (25,029,783) (13,777,348)  (10,038,159)  (7,655,266)           (5,167)                 (6,856)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (146,355)    (181,388)      (99,381)    (112,560)              --                      --
  Transfer gain (loss)
   and transfer fees....        45,502     (340,605)        2,261     (334,258)               90                 177,875
 Transfers (to) from the
  Guarantee Account.....     6,762,395   13,711,757     3,123,650    4,683,850            58,479                 319,676
 Interfund transfers....   (15,160,553) (14,458,320)   (1,616,513)  (8,149,619)           33,498                 (76,789)
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (25,434,386)  (1,589,731)     (533,381)  (6,851,411)          987,389               1,781,262
                          ------------  -----------  ------------  -----------           -------               ---------
Increase (decrease) in
 net assets.............   (32,805,743)   3,473,591     3,461,902    1,082,733           981,217               1,696,476
Net assets at beginning
 of year................   167,478,173  164,004,582    80,837,294   79,754,561               --                      --
                          ------------  -----------  ------------  -----------           -------               ---------
Net assets at end of
 period.................  $134,672,430  167,478,173    84,299,196   80,837,294           981,217               1,696,476
                          ============  ===========  ============  ===========           =======               =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          ------------------------------------------------------------------------------
                          Equity-Income Portfolio        Growth Portfolio         Overseas Portfolio
                          -------------------------  -------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  ------------------------
                              2000         1999          2000         1999         2000         1999
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,824,466      944,026    (8,976,031)  (5,548,208)     241,403      211,935
 Net realized gain
  (loss)................    13,511,052   32,608,373    43,916,327   40,501,315   (2,901,355)  22,135,968
 Unrealized appreciation
  (depreciation) on
  investments...........   (18,523,201) (23,171,445) (203,701,580)  83,757,029  (31,389,426)  16,842,471
 Capital gain
  distributions.........    42,686,468   22,604,590    74,486,477   46,850,486   11,390,996    2,564,494
                          ------------  -----------  ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    40,498,785   32,985,544   (94,274,807) 165,560,622  (22,658,382)  41,754,868
                          ------------  -----------  ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    29,044,681   55,451,274   116,182,870  102,689,652   11,672,112    5,626,757
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (4,817,747)  (3,558,664)   (4,586,633)  (2,182,323)    (688,405)    (566,490)
  Surrenders............   (77,427,473) (58,264,096)  (89,018,584) (50,608,296) (19,877,774) (11,598,256)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............      (660,416)    (810,775)     (775,185)    (662,552)    (171,370)    (182,204)
  Transfer gain (loss)
   and transfer fees....      (115,750)    (463,678)   (1,080,619)    (193,058)  (1,382,526)     691,511
 Transfers (to) from the
  Guarantee Account.....    19,866,829   32,482,731    36,567,616   27,141,802    3,280,561    1,257,466
 Interfund transfers....   (43,608,725) (59,307,860)   28,709,583   13,823,927   (1,908,338) (10,841,539)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (77,718,601) (34,471,068)   85,999,048   90,009,152   (9,075,740) (15,612,755)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   (37,219,816)  (1,485,524)   (8,275,759) 255,569,774  (31,734,122)  26,142,113
Net assets at beginning
 of year................   690,746,803  692,232,327   673,136,506  417,566,732  129,605,388  103,463,275
                          ------------  -----------  ------------  -----------  -----------  -----------
Net assets at end of
 period.................  $653,526,987  690,746,803   664,860,747  673,136,506   97,871,266  129,605,388
                          ============  ===========  ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Variable Insurance Products Fund II
                          -----------------------------------------------------
                           Asset Manager Portfolio      Contrafund Portfolio
                          --------------------------  -------------------------
                           Year ended December 31,    Year ended December 31,
                          --------------------------  -------------------------
                              2000          1999          2000         1999
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   9,715,278   10,625,511    (5,711,237)  (3,779,196)
 Net realized gain
  (loss)................      9,628,050   16,067,053    18,832,496   24,922,273
 Unrealized appreciation
  (depreciation) on
  investments...........    (75,223,151)  (2,840,015) (124,566,797)  55,449,896
 Capital gain
  distributions.........     34,925,087   20,776,345    66,140,474   12,495,419
                          -------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (20,954,736)  44,628,894   (45,305,064)  89,088,392
                          -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     13,436,965   14,653,091    80,497,330   82,802,444
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (3,112,604)  (2,929,710)   (2,330,087)  (1,793,088)
  Surrenders............    (86,541,341) (65,155,121)  (47,628,051) (26,567,889)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (889,216)  (1,071,066)     (445,079)    (379,551)
  Transfer gain (loss)
   and transfer fees....        (27,248)  (2,618,892)   (8,762,534)  (2,525,155)
 Transfers (to) from the
  Guarantee Account.....      7,050,447    9,583,071    33,041,730   32,522,703
 Interfund transfers....    (20,530,181) (21,111,137)    5,787,334    4,661,245
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (90,613,178) (68,649,764)   60,160,643   88,720,709
                          -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   (111,567,914) (24,020,870)   14,855,579  177,809,101
Net assets at beginning
 of year................    476,466,282  500,487,152   521,533,067  343,723,966
                          -------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 364,898,368  476,466,282   536,388,646  521,533,067
                          =============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                          Growth & Income Portfolio    Growth Opportunities Portfolio      Mid Cap Portfolio
                          ---------------------------  --------------------------------  ---------------------
                           Year ended December 31,         Year ended December 31,            Period from
                          ---------------------------  --------------------------------  September 21, 2000 to
                              2000           1999           2000             1999          December 31, 2000
                          -------------  ------------  ---------------  ---------------  ---------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (499,119)     (868,119)        (123,662)        (495,856)             4
 Net realized gain
  (loss)................        (45,404)    3,957,786       (1,855,073)       2,346,277            --
 Unrealized appreciation
  (depreciation) on
  investments...........    (14,786,076)    2,814,926      (22,990,080)        (404,266)            83
 Capital gain
  distributions.........      8,810,533       785,993        6,180,953        1,053,105            --
                          -------------  ------------  ---------------  ---------------          -----
  Increase (decrease) in
   net assets from
   operations...........     (6,520,066)    6,690,586      (18,787,862)       2,499,260             87
                          -------------  ------------  ---------------  ---------------          -----
From capital
 transactions:
 Net premiums...........     27,032,315    37,343,267       14,411,382       31,843,565            945
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (785,394)     (452,650)        (559,722)        (291,426)           --
  Surrenders............     (7,938,284)   (4,513,761)      (6,473,880)      (4,617,789)           --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (104,471)      (71,973)         (75,950)         (57,526)           --
  Transfer gain (loss)
   and transfer fees....       (208,172)      351,485         (217,427)         253,392             (7)
 Transfers (to) from the
  Guarantee Account.....     17,374,450    24,539,942        8,008,572       15,970,057            --
 Interfund transfers....     (8,077,157)     (525,341)      (9,324,271)       1,492,494          1,253
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets from capital
 transactions...........     27,293,287    56,670,969        5,768,704       44,592,767          2,191
                          -------------  ------------  ---------------  ---------------          -----
Increase (decrease) in
 net assets.............     20,773,221    63,361,555      (13,019,158)      47,092,027          2,278
Net assets at beginning
 of year................    120,209,138    56,847,583      100,728,085       53,636,058            --
                          -------------  ------------  ---------------  ---------------          -----
Net assets at end of
 period.................  $ 140,982,359   120,209,138       87,708,927      100,728,085          2,278
                          =============  ============  ===============  ===============          =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance
                                  Variable Insurance          Products Fund II --           Variable Insurance
                           Products Fund -- Service Class 2     Service Class 2    Products Fund III -- Service Class 2
                          ----------------------------------- -------------------- ------------------------------------
                            Equity-Income                                           Growth & Income
                              Portfolio     Growth Portfolio  Contrafund Portfolio     Portfolio     Mid Cap Portfolio
                          ----------------- ----------------- -------------------- ----------------- ------------------
                             Period from       Period from        Period from         Period from       Period from
                          August 1, 2000 to July 14, 2000 to    July 24, 2000 to   July 26, 2000 to  August 11, 2000 to
                          December 31, 2000 December 31, 2000  December 31, 2000   December 31, 2000 December 31, 2000
                          ----------------- ----------------- -------------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (3,756)           (8,679)            (7,510)             (3,630)            1,936
 Net realized gain
  (loss)................          5,134           (37,243)           (19,931)            (13,831)           (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........         62,429          (241,124)           (28,391)            (18,530)          113,983
 Capital gain
  distributions.........            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........         63,807          (287,046)           (55,832)            (35,991)          109,782
                             ----------         ---------          ---------           ---------         ---------
From capital
 transactions:
 Net premiums...........      1,333,182         3,018,407          2,943,391           1,339,564         2,645,431
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --            (36,317)               --                  --                --
  Surrenders............         (6,346)           (8,925)           (22,491)             (3,145)          (15,144)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                 --                  --                --
  Transfer gain (loss)
   and transfer fees....         (2,869)           (4,900)            (3,844)             (1,546)           (7,924)
 Transfers (to) from the
  Guarantee Account.....        142,984           355,809            414,773              72,388           352,023
 Interfund transfers....        129,048            47,550             64,241              44,357            47,939
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      1,595,999         3,371,624          3,396,070           1,451,618         3,022,325
                             ----------         ---------          ---------           ---------         ---------
Increase (decrease) in
 net assets.............      1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
Net assets at beginning
 of year................            --                --                 --                  --                --
                             ----------         ---------          ---------           ---------         ---------
Net assets at end of
 period.................     $1,659,806         3,084,578          3,340,238           1,415,627         3,132,107
                             ==========         =========          =========           =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Federated Insurance Series
                            ---------------------------------------------------
                                                          High Income Bond
                            American Leaders Fund II           Fund II
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                2000         1999         2000         1999
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (476,088)    (513,220)   4,745,880    3,467,372
 Net realized gain
  (loss)..................      (489,663)   1,360,681   (3,675,304)  (1,194,670)
 Unrealized appreciation
  (depreciation) on
  investments.............      (715,898)  (4,248,287)  (7,353,864)  (1,948,643)
 Capital gain
  distributions...........     2,763,969    7,121,918          --       372,335
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............     1,082,320    3,721,092   (6,283,288)     696,394
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    11,034,078   21,419,498    7,231,843   12,914,758
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      (953,128)    (221,728)    (833,035)    (245,085)
  Surrenders..............    (7,036,500)  (5,313,269)  (5,255,105)  (3,914,221)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............       (84,831)     (77,785)     (47,029)     (43,801)
  Transfer gain (loss) and
   transfer fees..........      (186,756)     (56,238)     (38,347)         989
 Transfers (to) from the
  Guarantee Account.......     6,923,285   15,009,686    5,130,885   11,169,833
 Interfund transfers......    (7,892,946)  (7,715,367)  (5,877,661)  (5,891,810)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     1,803,202   23,044,797      311,551   13,990,663
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................     2,885,522   26,765,889   (5,971,737)  14,687,057
Net assets at beginning of
 year.....................   100,981,114   74,215,225   67,153,686   52,466,629
                            ------------  -----------  -----------  -----------
Net assets at end of
 period...................  $103,866,636  100,981,114   61,181,949   67,153,686
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                             Federated
                                                                        Insurance Series --
                            Federated Insurance Series (continued)         Service Shares
                          --------------------------------------------- -------------------
                                                       International
                                                     Small Company Fund  High Income Bond
                              Utility Fund II                II               Fund II
                          -------------------------  ------------------ -------------------
                          Year ended December 31,       Period from         Period from
                          -------------------------  August 15, 2000 to  August 8, 2000 to
                              2000         1999      December 31, 2000   December 31, 2000
                          ------------  -----------  ------------------ -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    949,069      481,654          (295)               (995)
 Net realized gain
  (loss)................       165,708    1,236,132        (5,800)             (9,685)
 Unrealized appreciation
  (depreciation) on
  investments...........    (8,635,890)  (3,774,428)       (1,730)             (3,199)
 Capital gain
  distributions.........     1,180,071    2,310,160           --                  --
                          ------------  -----------       -------             -------
  Increase (decrease) in
   net assets from
   operations...........    (6,341,042)     253,518        (7,825)            (13,879)
                          ------------  -----------       -------             -------
From capital
 transactions:
 Net premiums...........     6,981,629    9,759,421       126,697             390,819
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (425,673)    (562,420)          --                  --
  Surrenders............    (4,798,773)  (3,154,249)       (1,406)             (1,299)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (51,488)     (45,364)          --                  --
  Transfer gain (loss)
   and transfer fees....      (199,196)    (154,923)         (217)                703
 Transfers (to) from the
  Guarantee Account.....     5,148,543   10,141,825         2,509              50,025
 Interfund transfers....    (2,027,087)  (2,728,703)      (32,379)                --
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets from capital
 transactions...........     4,627,955   13,255,587        95,204             440,248
                          ------------  -----------       -------             -------
Increase (decrease) in
 net assets.............    (1,713,087)  13,509,105        87,379             426,369
Net assets at beginning
 of year................    59,320,950   45,811,845           --                  --
                          ------------  -----------       -------             -------
Net assets at end of
 period.................  $ 57,607,863   59,320,950        87,379             426,369
                          ============  ===========       =======             =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Alger American Fund
                          -----------------------------------------------------------
                                                                LargeCap Growth
                          Small Capitalization Portfolio           Portfolio
                          --------------------------------- -------------------------
                              Year ended December 31,       Year ended December 31,
                          --------------------------------- -------------------------
                                2000             1999           2000         1999
                          ----------------  --------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (2,365,879)     (1,348,858)   (5,404,634)  (2,681,920)
 Net realized gain
  (loss)................       (13,564,336)      4,496,020    12,399,667   16,000,254
 Unrealized appreciation
  (depreciation) on
  investments...........      (104,785,153)     25,658,694  (126,629,614)  34,200,259
 Capital gain
  distributions.........        63,049,078      11,288,748    49,596,493   16,366,607
                          ----------------  --------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       (57,666,290)     40,094,604   (70,038,088)  63,885,200
                          ----------------  --------------  ------------  -----------
From capital
 transactions:
 Net premiums...........        43,273,829      18,801,609    94,876,142   92,259,433
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          (681,256)       (420,284)   (2,722,335)  (1,648,447)
  Surrenders............       (11,283,784)     (7,370,878)  (23,426,161) (13,584,719)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (117,397)        (95,877)     (265,904)    (148,219)
  Transfer gain (loss)
   and transfer fees....          (400,586)        339,009      (837,839)     622,265
 Transfers (to) from the
  Guarantee Account.....        12,959,642       7,500,439    33,282,694   26,764,387
 Interfund transfers....        15,469,460      (9,144,368)   16,715,718   22,462,752
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........        59,219,908       9,609,650   117,622,315  126,727,452
                          ----------------  --------------  ------------  -----------
Increase (decrease) in
 net assets.............         1,553,618      49,704,254    47,584,227  190,612,652
Net assets at beginning
 of year................       144,058,513      94,354,259   322,613,923  132,001,271
                          ----------------  --------------  ------------  -----------
Net assets at end of
 period.................  $    145,612,131     144,058,513   370,198,150  322,613,923
                          ================  ==============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    PBHG Insurance Series Fund, Inc.
                             -------------------------------------------------
                                 PBHG Large Cap            PBHG Growth II
                                Growth Portfolio             Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 2000         1999        2000         1999
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $   (647,896)   (183,335)    (828,457)   (211,133)
 Net realized gain (loss)...    4,923,187   1,293,989    7,169,087   2,553,635
 Unrealized appreciation
  (depreciation) on
  investments...............  (14,212,318)  7,139,998  (28,965,467) 11,061,365
 Capital gain
  distributions.............    1,489,256         --     1,332,107         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   (8,447,771)  8,250,652  (21,292,730) 13,403,867
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   14,020,989   1,893,719   15,812,918   2,634,384
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     (169,019)   (120,414)    (312,980)    (31,216)
  Surrenders................   (3,050,788) (2,112,511)  (4,817,933) (1,282,939)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).................      (32,221)    (13,054)     (45,635)    (13,646)
  Transfer gain (loss) and
   transfer fees............      (56,520)      8,735     (191,764)     92,029
 Transfers (to) from the
  Guarantee Account.........   11,734,832   2,244,446   10,753,811   1,647,321
 Interfund transfers........   22,671,141   1,070,497   26,319,989   5,263,684
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   45,118,414   2,971,418   47,518,406   8,309,617
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................   36,670,643  11,222,070   26,225,676  21,713,484
Net assets at beginning of
 year.......................   23,203,656  11,981,586   32,648,251  10,934,767
                             ------------  ----------  -----------  ----------
Net assets at end of
 period..................... $ 59,874,299  23,203,656   58,873,927  32,648,251
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                          -------------------------------------------------------
                          Aggressive Growth Portfolio       Growth Portfolio
                          ----------------------------- -------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- -------------------------
                               2000           1999          2000         1999
                          --------------  ------------- ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,288,294)     (174,869)  (10,945,716)  (4,896,666)
 Net realized gain
  (loss)................      71,239,829    62,362,096    54,561,971   35,813,367
 Unrealized appreciation
  (depreciation) on
  investments...........    (400,491,830)  163,992,838  (259,004,529) 142,877,179
 Capital gain
  distributions.........      78,125,643     4,906,978    67,928,705    2,247,871
                          --------------  ------------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (260,414,652)  231,087,043  (147,459,569) 176,041,751
                          --------------  ------------  ------------  -----------
From capital
 transactions:
 Net premiums...........     197,345,805    82,694,488   193,495,217  129,921,095
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (3,509,063)     (693,006)   (4,926,021)  (2,337,901)
  Surrenders............     (59,139,579)  (14,862,560)  (70,508,863) (28,100,426)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (493,844)     (206,645)     (679,308)    (458,087)
  Transfer gain (loss)
   and transfer fees....       5,216,823    (5,761,812)   (1,231,926)     893,020
 Transfers (to) from the
  Guarantee Account.....      52,903,552    14,163,240    58,977,532   37,755,657
 Interfund transfers....      61,614,601    74,808,346    49,204,290   42,077,065
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     253,938,295   150,142,051   224,330,921  179,750,423
                          --------------  ------------  ------------  -----------
Increase (decrease) in
 net assets.............      (6,476,357)  381,229,094    76,871,352  355,792,174
Net assets at beginning
 of year................     515,508,589   134,279,495   690,176,996  334,384,822
                          --------------  ------------  ------------  -----------
Net assets at end of
 period.................  $  509,032,232   515,508,589   767,048,348  690,176,996
                          ==============  ============  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Janus Aspen Series (continued)
                          ------------------------------------------------------
                          Worldwide Growth Portfolio      Balanced Portfolio
                          ----------------------------- ------------------------
                            Year ended December 31,     Year ended December 31,
                          ----------------------------- ------------------------
                               2000           1999         2000         1999
                          --------------  ------------- -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (13,431,107)   (7,350,545)  (2,592,084)   3,945,453
 Net realized gain
  (loss)................     102,321,143    59,273,825   14,349,077   13,526,836
 Unrealized appreciation
  (depreciation) on
  investments...........    (376,506,650)  309,685,852  (94,048,596)  55,762,394
 Capital gain
  distributions.........      89,963,724           --    59,830,783          --
                          --------------  ------------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations...........    (197,652,890)  361,609,132  (22,460,820)  73,234,683
                          --------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums...........     174,564,189   103,924,205  123,102,774  123,717,725
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (5,459,425)   (2,973,664)  (4,760,289)  (1,474,438)
  Surrenders............     (86,534,017)  (40,772,035) (42,189,339) (20,730,548)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (893,911)     (619,954)    (463,908)    (267,776)
  Transfer gain (loss)
   and transfer fees....      (9,879,153)      934,945     (593,547)     456,442
 Transfers (to) from the
  Guarantee Account.....      58,147,214    51,917,924   76,927,470   78,194,170
 Interfund transfers....      25,677,312     5,019,615   27,050,721   32,520,849
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     155,622,209   117,431,036  179,073,882  212,416,424
                          --------------  ------------  -----------  -----------
Increase (decrease) in
 net assets.............     (42,030,681)  479,040,168  156,613,062  285,651,107
Net assets at beginning
 of year................     987,856,504   508,816,336  460,227,256  174,576,149
                          --------------  ------------  -----------  -----------
Net assets at end of
 period.................  $  945,825,823   987,856,504  616,840,318  460,227,256
                          ==============  ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Janus Aspen Series (continued)
                          ------------------------------------------------------------
                          Flexible Income Portfolio   International Growth Portfolio
                          --------------------------- --------------------------------
                           Year ended December 31,       Year ended December 31,
                          --------------------------- --------------------------------
                              2000          1999           2000             1999
                          -------------  ------------ ---------------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     327,776    2,762,764       (2,802,700)     (1,103,843)
 Net realized gain
  (loss)................       (665,109)    (288,141)      40,926,185       6,798,898
 Unrealized appreciation
  (depreciation) on
  investments...........        961,252   (2,373,888)    (107,099,330)     68,867,033
 Capital gain
  distributions.........      2,466,992      146,515       12,849,769             --
                          -------------  -----------  ---------------  --------------
  Increase (decrease) in
   net assets from
   operations...........      3,090,911      247,250      (56,126,076)     74,562,088
                          -------------  -----------  ---------------  --------------
From capital
 transactions:
 Net premiums...........     37,151,608   12,258,667      106,191,793      19,686,581
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (842,682)    (202,784)      (1,881,554)       (397,836)
  Surrenders............    (15,618,541)  (2,936,151)     (20,130,584)     (5,164,544)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (154,048)     (34,631)        (269,986)        (84,094)
  Transfer gain (loss)
   and transfer fees....    (18,033,837)    (128,719)     (11,322,545)         96,657
 Transfers (to) from the
  Guarantee Account.....      7,986,169   13,890,840       24,152,127       8,757,358
 Interfund transfers....       (101,947)     312,624       25,567,012       9,262,544
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets from capital
 transactions...........     10,386,722   23,159,846      122,306,263      32,156,666
                          -------------  -----------  ---------------  --------------
Increase (decrease) in
 net assets.............     13,477,633   23,407,096       66,180,187     106,718,754
Net assets at beginning
 of year................     56,452,441   33,045,345      184,199,927      77,481,173
                          -------------  -----------  ---------------  --------------
Net assets at end of
 period.................  $  69,930,074   56,452,441      250,380,114     184,199,927
                          =============  ===========  ===============  ==============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Janus Aspen Series (continued)
                          ------------------------------------------------------------------------------
                          Capital Appreciation Portfolio    Equity Income Portfolio High Yield Portfolio
                          --------------------------------- ----------------------- --------------------
                              Year ended December 31,             Period from       Period from October
                          ---------------------------------  September 8, 2000 to   10, 2000 to December
                                2000             1999          December 31, 2000          31, 2000
                          ----------------  --------------- ----------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (4,448,723)     (2,139,496)             (3)                   44
 Net realized gain
  (loss)................        27,742,167      12,257,740              (7)                   (1)
 Unrealized appreciation
  (depreciation) on
  investments...........      (132,556,476)     88,365,393             (91)                  (56)
 Capital gain
  distributions.........         3,745,856         909,471             --                    --
                          ----------------  --------------           -----                 -----
  Increase (decrease) in
   net assets from
   operations...........      (105,517,176)     99,393,108            (101)                  (13)
                          ----------------  --------------           -----                 -----
From capital
 transactions:
 Net premiums...........       152,312,346     136,931,557              75                   100
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (2,472,220)     (1,194,716)            --                    --
  Surrenders............       (25,674,759)     (7,042,061)            --                    --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............          (314,936)        (94,871)            --                    --
  Transfer gain (loss)
   and transfer fees....          (524,073)        280,719               2                     2
 Transfers (to) from the
  Guarantee Account.....        45,426,006      34,911,459             --                    --
 Interfund transfers....         8,800,317      67,308,216           1,004                 1,003
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets from capital
 transactions...........       177,552,681     231,100,303           1,081                 1,105
                          ----------------  --------------           -----                 -----
Increase (decrease) in
 net assets.............        72,035,505     330,493,411             980                 1,092
Net assets at beginning
 of year................       369,576,882      39,083,471             --                    --
                          ----------------  --------------           -----                 -----
Net assets at end of
 period.................  $    441,612,387     369,576,882             980                 1,092
                          ================  ==============           =====                 =====

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares
                          -------------------------------------------------------------
                          Global Life    Global
                           Sciences    Technology   Aggressive Growth
                           Portfolio    Portfolio       Portfolio     Growth Portfolio
                          -----------  -----------  ----------------- -----------------
                                Period from            Period from       Period from
                              May 2, 2000 to        July 24, 2000 to  July 24, 2000 to
                             December 31, 2000      December 31, 2000 December 31, 2000
                          ------------------------  ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (185,505)     (22,665)       (12,706)          (15,537)
 Net realized gain
  (loss)................      471,691   (1,660,779)      (125,677)          (88,725)
 Unrealized appreciation
  (depreciation) on
  investments...........    1,191,779   (8,668,137)      (845,885)         (596,533)
 Capital gain
  distributions.........          --           --           2,170             3,362
                          -----------  -----------      ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........    1,477,965  (10,351,581)      (982,098)         (697,433)
                          -----------  -----------      ---------         ---------
From capital
 transactions:
 Net premiums...........   10,785,299   17,451,454      4,317,354         5,636,434
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (139,693)    (320,658)           --             (7,246)
  Surrenders............     (498,034)    (697,649)       (16,007)          (18,700)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............       (7,928)      (4,882)           --                --
  Transfer gain (loss)
   and transfer fees....      (16,792)      (4,735)      (180,308)           (5,167)
 Transfers (to) from the
  Guarantee Account.....    2,687,103    3,792,018        658,092           415,910
 Interfund transfers....   23,841,367   13,850,355        129,985            28,944
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........   36,651,322   34,065,903      4,909,116         6,050,175
                          -----------  -----------      ---------         ---------
Increase (decrease) in
 net assets.............   38,129,287   23,714,322      3,927,018         5,352,742
Net assets at beginning
 of year................          --           --             --                --
                          -----------  -----------      ---------         ---------
Net assets at end of
 period.................  $38,129,287   23,714,322      3,927,018         5,352,742
                          ===========  ===========      =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series -- Service Shares (continued)
                          -----------------------------------------------------------------------
                               Capital
                            Appreciation    Worldwide Growth    International       Balanced
                              Portfolio         Portfolio     Growth Portfolio      Portfolio
                          ----------------- ----------------- ----------------- -----------------
                             Period from       Period from       Period from       Period from
                          July 26, 2000 to  July 25, 2000 to  July 25, 2000 to  July 24, 2000 to
                          December 31, 2000 December 31, 2000 December 31, 2000 December 31, 2000
                          ----------------- ----------------- ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $    6,110           (14,871)           (1,193)            9,749
 Net realized gain
  (loss)................        (77,233)          (81,037)          (32,754)          (17,256)
 Unrealized appreciation
  (depreciation) on
  investments...........       (433,290)         (521,637)         (156,043)          (86,958)
 Capital gain
  distributions.........             61             2,787               395             1,488
                             ----------         ---------         ---------         ---------
  Increase (decrease) in
   net assets from
   operations...........       (504,352)         (614,758)         (189,595)          (92,977)
                             ----------         ---------         ---------         ---------
From capital
 transactions:
 Net premiums...........      5,481,003         5,220,452         1,964,826         4,139,314
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        (18,006)          (30,712)              --                --
  Surrenders............        (20,312)          (22,523)           (6,122)           (9,358)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                --                --                --
  Transfer gain (loss)
   and transfer fees....         (7,827)           (7,185)           (5,038)            6,263
 Transfers (to) from the
  Guarantee Account.....        423,430           879,825           415,549           466,561
 Interfund transfers....         23,351           142,903           (86,873)          124,765
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets from capital
 transactions...........      5,881,639         6,182,760         2,282,342         4,727,545
                             ----------         ---------         ---------         ---------
Increase (decrease) in
 net assets.............      5,377,287         5,568,002         2,092,747         4,634,568
Net assets at beginning
 of year................            --                --                --                --
                             ----------         ---------         ---------         ---------
Net assets at end of
 period.................     $5,377,287         5,568,002         2,092,747         4,634,568
                             ==========         =========         =========         =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Goldman Sachs Variable Insurance Trust
                                -----------------------------------------------
                                Growth and Income Fund    Mid Cap Value Fund
                                ---------------------- ------------------------
                                 Year ended December
                                         31,           Year ended December 31,
                                ---------------------- ------------------------
                                   2000        1999        2000        1999
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense).................... $ (139,180)     16,010       63,310     (7,991)
 Net realized gain (loss)......      46,957      9,945      449,393      40,722
 Unrealized appreciation
  (depreciation) on
  investments..................   (787,438)    215,378    8,304,706   (786,328)
 Capital gain distributions....         --         --     1,591,378         --
                                ----------- ---------- ------------ -----------
  Increase (decrease) in net
   assets from operations......   (879,661)    241,333   10,408,787   (753,597)
                                ----------- ---------- ------------ -----------
From capital transactions:
 Net premiums..................   5,488,174  3,188,933   11,688,767   7,662,493
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............    (77,500)        --      (92,840)    (44,741)
  Surrenders...................   (891,998)  (312,406)  (1,586,680)   (399,418)
  Cost of insurance,
   administrative, and
   distribution expenses (note
   3)..........................     (9,213)    (5,657)     (19,420)     (6,665)
  Transfer gain (loss) and
   transfer fees...............    (21,844)   (17,014)    (165,765)     129,599
 Transfers (to) from the
  Guarantee Account............   1,282,884  2,602,797    3,092,219   3,097,131
 Interfund transfers...........   1,019,672    238,136   34,303,642   3,205,503
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets from capital
 transactions..................   6,790,175  5,694,789   47,219,923  13,643,902
                                ----------- ---------- ------------ -----------
Increase (decrease) in net
 assets........................   5,910,514  5,936,122   57,628,710  12,890,305
Net assets at beginning of
 year..........................  10,198,690  4,262,568   16,513,496   3,623,191
                                ----------- ---------- ------------ -----------
Net assets at end of period.... $16,109,204 10,198,690   74,142,206  16,513,496
                                =========== ========== ============ ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Salomon Brother Variable Series Fund Inc.
                          ------------------------------------------------------------------------------
                            Strategic Bond Fund          Investors Fund           Total Return Fund
                          ------------------------- -------------------------  -------------------------
                          Year ended December 31,   Year ended December 31,    Year ended December 31,
                          ------------------------- -------------------------  -------------------------
                              2000         1999         2000         1999          2000         1999
                          ------------  ----------- ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    655,019     227,713        68,848          144       153,647       53,428
 Net realized gain
  (loss)................       (26,890)      1,001       295,242      (45,705)       12,080        1,801
 Unrealized appreciation
  (depreciation) on
  investments...........       (95,423)   (204,979)       65,351       79,688       195,015     (108,299)
 Capital gain
  distributions.........           --          --      1,091,072          --            --           --
                          ------------  ----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from
   operations...........       532,706      23,735     1,520,513       34,127       360,742      (53,070)
                          ------------  ----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........     4,853,560   2,763,150     9,082,204    2,330,816     2,362,422    1,867,404
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       (93,758)    (10,950)       (9,268)         --        (52,792)         --
  Surrenders............      (673,689)   (107,247)     (715,457)     (29,589)     (341,058)     (26,394)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............        (4,640)     (1,739)       (5,632)        (405)       (3,821)      (1,097)
  Transfer gain (loss)
   and transfer fees....        15,819      (3,392)      (96,558)      39,941            96          741
 Transfers (to) from the
  Guarantee Account.....     1,475,770   1,179,490     1,171,182      425,716       956,626    1,001,197
 Interfund transfers....     1,747,930   1,352,931    22,724,325      980,314     1,103,825      118,197
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........     7,320,992   5,172,243    32,150,796    3,746,793     4,025,298    2,960,048
                          ------------  ----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............     7,853,698   5,195,978    33,671,309    3,780,920     4,386,040    2,906,978
Net assets at beginning
 of year................     5,328,000     132,022     3,791,907       10,987     3,250,699      343,721
                          ------------  ----------  ------------  -----------  ------------  -----------
Net assets at end of
 period.................  $ 13,181,698   5,328,000    37,463,216    3,791,907     7,636,739    3,250,699
                          ============  ==========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------
                                                                      AIM V.I.
                          AIM V.I. Capital  AIM V.I. Aggressive  Telecommunications
                          Appreciation Fund     Growth Fund             Fund         AIM V.I. Growth Fund
                          ----------------- ------------------- -------------------- --------------------
                             Period from    Period from October     Period from          Period from
                          July 14, 2000 to      16, 2000 to     September 8, 2000 to   July 20, 2000 to
                          December 31, 2000  December 31, 2000   December 31, 2000    December 31, 2000
                          ----------------- ------------------- -------------------- --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $   (6,725)              (4)                  (6)               (5,142)
 Net realized gain
  (loss)................        (39,485)              54                 (186)              (46,880)
 Unrealized appreciation
  (depreciation) on
  investments...........       (362,655)            (160)              (1,213)             (279,588)
 Capital gain
  distributions.........         53,685              --                   305                61,649
                             ----------            -----               ------             ---------
  Increase (decrease) in
   net assets from
   operations...........       (355,180)            (110)              (1,100)             (269,961)
                             ----------            -----               ------             ---------
From capital
 transactions:
 Net premiums...........      2,230,924              175                1,200             2,106,482
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --               --                   --                    --
  Surrenders............        (11,466)             --                   --                (10,272)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --               --                   --                    --
  Transfer gain (loss)
   and transfer fees....        (10,783)               2                    2                (9,760)
 Transfers (to) from the
  Guarantee Account.....        299,264              --                   --                207,279
 Interfund transfers....         34,858            1,199                1,998                14,235
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets from capital
 transactions...........      2,542,797            1,376                3,200             2,307,964
                             ----------            -----               ------             ---------
Increase (decrease) in
 net assets.............      2,187,617            1,266                2,100             2,038,003
Net assets at beginning
 of year................            --               --                   --                    --
                             ----------            -----               ------             ---------
Net assets at end of
 period.................     $2,187,617            1,266                2,100             2,038,003
                             ==========            =====               ======             =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  AIM Variable Insurance Funds (continued)
                            ----------------------------------------------------
                                                AIM V.I. Capital AIM V.I. Growth
                            AIM V.I. Value Fund Development Fund and Income Fund
                            ------------------- ---------------- ---------------
                                Period from               Period from
                             July 14, 2000 to         October 24, 2000 to
                             December 31, 2000         December 31, 2000
                            ------------------- --------------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............      $   (5,829)            --              --
 Net realized gain
  (loss)..................         (90,467)             (3)            (21)
 Unrealized appreciation
  (depreciation) on
  investments.............        (196,393)            --              --
 Capital gain
  distributions...........         125,375             --              --
                                ----------            ----             ---
  Increase (decrease) in
   net assets from
   operations.............        (167,314)             (3)            (21)
                                ----------            ----             ---
From capital transactions:
 Net premiums.............       4,511,000             --              --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........         (34,914)            --              --
  Surrenders..............         (31,891)            --              --
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3)...............             --              --              --
  Transfer gain (loss) and
   transfer fees..........           7,378             --              --
 Transfers (to) from the
  Guarantee Account.......         402,397             --              --
 Interfund transfers......          13,541               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets from capital
 transactions.............       4,867,511               3              21
                                ----------            ----             ---
Increase (decrease) in net
 assets...................       4,700,197             --              --
Net assets at beginning of
 year.....................             --              --              --
                                ----------            ----             ---
Net assets at end of
 period...................      $4,700,197             --              --
                                ==========            ====             ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          MFS Variable Insurance Trust
                    -------------------------------------------------------------------------
                                       MFS Growth With   MFS New Discovery     MFS Utility
                    MFS Growth Series   Income Series          Series            Series
                    ----------------- ------------------ ------------------ -----------------
                       Period from       Period from        Period from        Period from
                    July 27, 2000 to  August 18, 2000 to August 17, 2000 to July 25, 2000 to
                    December 31, 2000 December 31, 2000  December 31, 2000  December 31, 2000
                    ----------------- ------------------ ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     $   (7,769)          (1,192)             (1,965)            (1,924)
 Net realized gain
  (loss)..........        (40,271)          (4,767)            (15,215)            (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (186,904)          (4,793)              6,958             17,979
 Capital gain
  distributions...            --               --                  --                 --
                       ----------          -------           ---------          ---------
  Increase
   (decrease) in
   net assets from
   operations.....       (234,944)         (10,752)            (10,222)            12,046
                       ----------          -------           ---------          ---------
From capital
 transactions:
 Net premiums.....      2,706,193          572,314             839,758            737,514
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..         (7,452)             --                  --                 --
  Surrenders......         (9,830)          (1,188)             (3,335)            (1,207)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --               --                  --                 --
  Transfer gain
   (loss) and
   transfer fees..         (1,937)             804              (1,201)               307
 Transfers (to)
  from the
  Guarantee
  Account.........        283,451           41,319             187,488            238,106
 Interfund
  transfers.......          7,500           21,339                (296)            32,599
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....      2,977,925          634,588           1,022,414          1,007,319
                       ----------          -------           ---------          ---------
Increase
 (decrease) in net
 assets...........      2,742,981          623,836           1,012,192          1,019,365
Net assets at
 beginning of
 year.............            --               --                  --                 --
                       ----------          -------           ---------          ---------
Net assets at end
 of period........     $2,742,981          623,836           1,012,192          1,019,365
                       ==========          =======           =========          =========
                                    Dreyfus
                    ----------------------------------------
                    Dreyfus Investment  The Dreyfus Socially
                    Portfolios-Emerging  Responsible Growth
                     Markets Portfolio       Fund, Inc.
                    ------------------- --------------------
                        Period from         Period from
                    August 17, 2000 to   August 2, 2000 to
                     December 31, 2000   December 31, 2000
                    ------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            188               2,654
 Net realized gain
  (loss)..........           (211)             (4,600)
 Unrealized
  appreciation
  (depreciation)
  on investments..        (14,189)            (32,434)
 Capital gain
  distributions...            --                  --
                    ------------------- --------------------
  Increase
   (decrease) in
   net assets from
   operations.....        (14,212)            (34,380)
                    ------------------- --------------------
From capital
 transactions:
 Net premiums.....         85,724             454,982
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
  Death benefits..            --                  --
  Surrenders......         (1,205)             (1,717)
  Cost of
   insurance,
   administrative,
   and
   distribution
   expenses
   (note 3).......            --                  --
  Transfer gain
   (loss) and
   transfer fees..           (603)               (173)
 Transfers (to)
  from the
  Guarantee
  Account.........         61,276              28,388
 Interfund
  transfers.......            --                  --
                    ------------------- --------------------
Increase
 (decrease) in net
 assets from
 capital
 transactions.....        145,192             481,480
                    ------------------- --------------------
Increase
 (decrease) in net
 assets...........        130,980             447,100
Net assets at
 beginning of
 year.............            --                  --
                    ------------------- --------------------
Net assets at end
 of period........        130,980             447,100
                    =================== ====================

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                PIMCO Variable Insurance Trust
                          --------------------------------------------------------------------------
                                                  Long-Term
                             Foreign Bond      U.S. Government      High Yield       Total Return
                               Portfolio        Bond Portfolio    Bond Portfolio    Bond Portfolio
                          ------------------- ------------------ ----------------- -----------------
                              Period from        Period from        Period from       Period from
                          October 20, 2000 to August 24, 2000 to August 7, 2000 to July 25, 2000 to
                           December 31, 2000  December 31, 2000  December 31, 2000 December 31, 2000
                          ------------------- ------------------ ----------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $   126              3,128              3,259             11,029
 Net realized gain
  (loss)................            --              17,990             (2,571)            13,606
 Unrealized appreciation
  (depreciation) on
  investments...........            (57)             4,992             (2,065)             4,957
 Capital gain
  distributions.........            311                --                 --                 --
                                -------            -------            -------          ---------
  Increase (decrease) in
   net assets from
   operations...........            380             26,110             (1,377)            29,592
                                -------            -------            -------          ---------
From capital
 transactions:
 Net premiums...........          9,336            582,654            235,661          1,355,203
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........            --                 --                 --                 --
  Surrenders............            --              (2,654)            (1,152)            (6,232)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............            --                 --                 --                 --
  Transfer gain (loss)
   and transfer fees....             (7)              (280)               107             (1,474)
 Transfers (to) from the
  Guarantee Account.....          2,827             77,348             27,361            192,442
 Interfund transfers....            --                 --                 513             (4,404)
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets from capital
 transactions...........         12,156            657,068            262,490          1,535,535
                                -------            -------            -------          ---------
Increase (decrease) in
 net assets.............         12,536            683,178            261,113          1,565,127
Net assets at beginning
 of year................            --                 --                 --                 --
                                -------            -------            -------          ---------
Net assets at end of
 period.................        $12,536            683,178            261,113          1,565,127
                                =======            =======            =======          =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust      Alliance Variable Products Series Fund, Inc.
                          -------------------- ------------------------------------------------------
                                                  Growth and      Premier Growth
                                OTC Fund       Income Portfolio      Portfolio      Quasar Portfolio
                          -------------------- ----------------- ----------------- ------------------
                              Period from         Period from       Period from       Period from
                            July 14, 2000 to   July 25, 2000 to  July 14, 2000 to  August 11, 2000 to
                           December 31, 2000   December 31, 2000 December 31, 2000 December 31, 2000
                          -------------------- ----------------- ----------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (5,772)            (3,606)          (12,850)          (1,187)
 Net realized gain
  (loss)................          (39,423)            (3,951)          (79,574)         (10,030)
 Unrealized appreciation
  (depreciation) on
  investments...........         (545,912)            51,645          (397,329)         (17,204)
 Capital gain
  distributions.........           19,314                --                --               --
                               ----------          ---------         ---------          -------
  Increase (decrease) in
   net assets from
   operations...........         (571,793)            44,088          (489,753)         (28,421)
                               ----------          ---------         ---------          -------
From capital
 transactions:
 Net premiums...........        2,598,026          1,474,889         5,531,325          386,918
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........              --             (20,176)              --               --
  Surrenders............           (9,084)            (2,804)          (13,361)          (1,833)
  Cost of insurance,
   administrative, and
   distribution expenses
   (note 3).............              --                 --                --               --
  Transfer gain (loss)
   and transfer fees....           (2,093)              (238)           (3,636)             495
 Transfers (to) from the
  Guarantee Account.....          335,224            141,518           589,750           76,137
 Interfund transfers....           12,190             18,070           365,321            1,452
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets from capital
 transactions...........        2,934,263          1,611,259         6,469,399          463,169
                               ----------          ---------         ---------          -------
Increase (decrease) in
 net assets.............        2,362,470          1,655,347         5,979,646          434,748
Net assets at beginning
 of year................              --                 --                --               --
                               ----------          ---------         ---------          -------
Net assets at end of
 period.................       $2,362,470          1,655,347         5,979,646          434,748
                               ==========          =========         =========          =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

 In April 2000, 12 new investment subdivisions were added to the Account (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds. All designated portfolios described above are series type mutual funds.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(1) Description of Entity -- Continued

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy form P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154. Type V unit sales began in April 2000. Types VI and VII unit sales began in June 2000.

(b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                    Cost of     Proceeds from
Fund/Portfolio                                  Shares Acquired  Shares Sold
--------------                                  --------------- --------------
GE Investments Funds, Inc.:
 S&P 500 Index Fund............................ $  373,337,793  $  217,876,357
 Money Market Fund.............................  2,774,894,512   2,779,832,424
 Total Return Fund.............................     49,192,556      25,948,805
 International Equity Fund.....................     82,047,359      68,619,089
 Real Estate Securities Fund...................     45,589,706      29,620,762
 Global Income Fund............................      2,909,564       3,254,048
 Mid-Cap Value Equity Fund.....................     56,778,521      33,721,083
 Income Fund...................................     28,996,193      19,201,707
 U.S. Equity Fund..............................     46,592,141      13,812,417
 Premier Growth Equity Fund....................     63,648,357      16,251,794
 Value Equity Fund.............................        247,576          47,773
 Small-Cap Value Equity Fund...................        276,522          85,030
Oppenheimer Variable Account Funds:
 Bond Fund/VA..................................     37,096,322      27,476,279
 Capital Appreciation Fund/VA..................    187,772,444      89,866,152
 Aggressive Growth Fund/VA.....................    302,015,593     211,784,858
 High Income Fund/VA...........................     57,058,794      68,979,065
 Multiple Strategies Fund/VA...................     30,928,196      23,779,410
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA.....................      1,185,932         224,023
 Main Street Growth & Income Fund/VA...........      2,189,224         430,029
Variable Insurance Products Fund:
 Equity-Income Portfolio.......................    174,752,020     207,025,549
 Growth Portfolio..............................    383,148,659     231,244,173
 Overseas Portfolio............................    685,478,203     671,441,011

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                     Proceeds
                                                       Cost of     from Shares
Fund/Portfolio                                     Shares Acquired     Sold
--------------                                     --------------- ------------
Variable Insurance Products Fund II:
 Asset Manager Portfolio.........................   $ 93,815,188   $140,387,304
 Contrafund Portfolio............................    262,497,312    141,159,346
Variable Insurance Products Fund III:
 Growth & Income Portfolio.......................     76,709,872     41,204,766
 Growth Opportunities Portfolio..................     48,756,920     41,409,979
 Mid Cap Portfolio...............................          2,198              2
Variable Insurance Products Fund -- Service Class
 2:
 Equity-Income Portfolio.........................      2,027,891        435,046
 Growth Portfolio................................      3,914,082        566,276
Variable Insurance Products Fund II -- Service
 Class 2:
 Contrafund Portfolio............................      4,023,627        662,684
Variable Insurance Products Fund III -- Service
 Class 2:
 Growth & Income Portfolio.......................      2,004,253        556,967
 Mid Cap Portfolio...............................      3,684,865        698,178
Federated Insurance Series:
 American Leaders Fund II........................     51,897,899     47,860,098
 High Income Bond Fund II........................     60,351,711     55,158,675
 Utility Fund II.................................     27,095,290     20,284,586
 International Small Company Fund II.............        230,285        134,959
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II........................        902,591        463,144
Alger American Fund:
 Small Capitalization Portfolio..................    287,648,323    161,372,514
 LargeCap Growth Portfolio.......................    344,187,269    181,755,985
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.................     81,241,232     35,280,394
 PBHG Growth II Portfolio........................    152,933,511    103,733,516
Janus Aspen Series:
 Aggressive Growth Portfolio.....................    788,883,964    472,040,814
 Growth Portfolio................................    543,355,837    259,289,818
 Worldwide Growth Portfolio......................    634,447,784    399,009,846
 Balanced Portfolio..............................    376,658,357    140,103,818
 Flexible Income Portfolio.......................     37,730,901     24,463,171
 International Growth Portfolio..................    539,060,544    388,515,168
 Capital Appreciation Portfolio..................    379,793,165    202,365,637
 Equity Income Portfolio.........................          1,169             90
 High Yield Portfolio............................          1,240             90
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..................     68,410,814     32,338,677
 Global Technology Portfolio.....................     51,824,935     17,789,209
 Aggressive Growth Portfolio.....................      5,801,408        905,252
 Growth Portfolio................................      7,480,275      1,475,418
 Capital Appreciation Portfolio..................      6,847,469      1,007,112
 Worldwide Growth Portfolio......................      7,320,552      1,233,486
 International Growth Portfolio..................      2,774,594        513,869
 Balanced Portfolio..............................      5,694,766        970,153

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                      Cost of     Proceeds from
Fund/Portfolio                                    Shares Acquired  Shares Sold
--------------                                    --------------- -------------
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..........................   $11,896,986    $ 5,397,223
 Mid Cap Value Fund..............................    66,009,813     17,942,679
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.............................    11,154,435      3,201,223
 Investors Fund..................................    43,553,604      8,910,418
 Total Return Fund...............................     6,189,779      2,207,562
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund..............     2,858,525        273,341
 AIM V.I. Aggressive Growth Fund.................         2,329            957
 AIM V.I. Telecommunications Fund................         4,384            885
 AIM V.I. Growth Fund............................     2,958,133        596,567
 AIM V.I. Value Fund.............................     5,985,341      1,029,619
 AIM V.I. Capital Development Fund...............           478            475
 AIM V.I. Growth and Income Fund.................           478            457
MFS Variable Insurance Trust:
 MFS Growth Series...............................     3,506,484        586,156
 MFS Growth With Income Series...................       939,373        308,535
 MFS New Discovery Series........................     1,231,715        234,433
 MFS Utility Series..............................     1,204,286        215,744
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio......................................       147,583          2,153
 The Dreyfus Socially Responsible Growth Fund,
  Inc............................................       547,853         66,444
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..........................        12,653             55
 Long-Term U.S. Government Bond Portfolio........     1,375,957        715,518
 High Yield Bond Portfolio.......................       406,027        140,506
 Total Return Bond Portfolio.....................     2,671,773      1,130,101
Rydex Variable Trust:
 OTC Fund........................................     3,229,931        287,219
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio.....................     2,218,799        617,477
 Premier Growth Portfolio........................     7,273,945      1,163,931
 Quasar Portfolio................................       552,155         90,024

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for each type of unit from capital transactions for the years or lesser periods ended December 31, 2000 is as follows:

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                          S&P 500     Money      Total    International Real Estate
                           Index      Market     Return      Equity     Securities
                           Fund        Fund       Fund        Fund         Fund
                         ---------  ----------  --------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349   584,911     161,533      316,692
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........    26,703     759,952     3,914       4,903        4,743
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,575)    (38,073)   (6,637)       (820)        (798)
  Surrenders............   (92,539) (2,984,885)  (69,560)    (18,356)     (28,756)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (1,912)     (9,559)   (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666    11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824    (9,232)     54,195      (78,972)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925   (71,190)     42,005      (98,473)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274   513,721     203,538      218,219
                         ---------  ----------  --------     -------      -------
From capital
 transactions:
 Net premiums...........     3,945      29,524     2,411           1         (878)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (3,726)    (30,168)  (10,744)       (225)         436
  Surrenders............  (184,132) (3,248,760)  (84,032)    (25,414)      14,651
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (2,155)     (9,264)   (1,060)       (252)         136
 Transfers (to) from the
  Guarantee Account.....    11,500      87,697     1,289         222          (81)
 Interfund transfers....   (84,468)  1,639,147   (42,353)    (74,007)     (14,828)
                         ---------  ----------  --------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  (259,036) (1,531,824) (134,489)    (99,675)        (564)
                         ---------  ----------  --------     -------      -------
Units outstanding at
 December 31, 2000......   820,854   3,733,450   379,232     103,863      217,655
                         =========  ==========  ========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Mid-Cap                U.S.       Premier
                         Income   Value Equity  Income    Equity   Growth Equity
                          Fund        Fund       Fund      Fund        Fund
                         -------  ------------ ---------  -------  -------------
Type I Units:
Units outstanding at
 December 31, 1998......  46,632     385,376   1,332,645   26,127         --
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........     316      59,988       7,628   19,691       1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (5,314)    (28,458)     --          --
  Surrenders............ (11,174)    (63,009)   (154,718) (12,593)     (2,995)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (106)       (667)     (2,892)    (127)        (39)
 Transfers (to) from the
  Guarantee Account.....    (322)     11,639      33,529    2,525       3,139
 Interfund transfers....  15,435      31,733     (63,546)  47,268      45,113
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   4,149      34,370    (208,457)  56,764      46,603
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 1999......  50,781     419,746   1,124,188   82,891      46,603
                         -------    --------   ---------  -------     -------
From capital
 transactions:
 Net premiums...........      46       2,346         738      895         850
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,903)     (1,819)     --          --
  Surrenders............ (17,945)    (96,157)   (226,972)  (6,561)    (23,300)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (79)       (837)     (2,256)    (248)       (199)
 Transfers (to) from the
  Guarantee Account.....   1,366       4,322       3,852      512       1,054
 Interfund transfers.... (14,079)    (15,781)     (7,391)  95,592      54,193
                         -------    --------   ---------  -------     -------
Net increase (decrease)
 in units from capital
 transactions........... (30,691)   (109,010)   (233,848)  90,190      32,598
                         -------    --------   ---------  -------     -------
Units outstanding at
 December 31, 2000......  20,090     310,736     890,340  173,081      79,201
                         =======    ========   =========  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         --------  ------------ ----------  ---------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  915,859   1,173,060   2,344,528   1,658,434  1,344,466
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723       9,743       8,891       6,374      5,456
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (1,308)     (5,270)     (5,005)    (15,916)   (12,309)
  Surrenders............ (131,944)   (131,083)   (252,917)   (219,777)  (185,583)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (2,123)     (2,494)     (4,988)     (3,586)    (2,994)
 Transfers (to) from the
  Guarantee Account.....   31,638       4,151     (1,082)       8,252      4,406
 Interfund transfers....  (60,601)    (90,649)   (284,897)   (188,252)  (102,355)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)   (215,602)   (539,998)   (412,905)  (293,379)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244     957,458   1,804,530   1,245,529  1,051,087
                         --------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    2,739       2,529       5,842       4,410      3,230
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,326)     (7,042)     (5,970)     (4,153)    (6,851)
  Surrenders............ (191,120)   (155,355)   (394,207)   (292,849)  (226,323)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,513)     (2,016)     (3,753)     (2,448)    (2,042)
 Transfers (to) from the
  Guarantee Account.....    2,056       1,941       1,156       1,994      1,506
 Interfund transfers....  (17,016)      4,438      30,562     (99,486)   (66,904)
                         --------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (208,180)   (155,505)   (366,370)   (392,532)  (297,384)
                         --------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000......  560,064     801,953   1,438,160     852,997    753,703
                         ========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ----------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager    Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                         ----------  ---------  ---------  ----------  ----------
Type I Units:
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)
  Surrenders............   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253
                         ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     12,748     11,056      7,571      36,673     15,081
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (25,502)    (9,332)    (7,444)    (79,057)    (4,102)
  Surrenders............   (954,286)  (703,583)  (475,207) (2,574,498)  (629,861)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............     (8,668)    (6,750)    (4,503)    (27,177)    (5,331)
 Transfers (to) from the
  Guarantee Account.....      4,071      1,199     (1,311)      2,829     11,025
 Interfund transfers....   (384,756)   (65,234)  (100,959)   (525,130)   (85,469)
                         ----------  ---------  ---------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (1,356,393)  (772,644)  (581,853) (3,166,360)  (698,657)
                         ----------  ---------  ---------  ----------  ---------
Units outstanding at
 December 31, 2000......  3,098,226  2,537,479  1,662,419   8,822,451  1,951,596
                         ==========  =========  =========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American     High
                          Income    Opportunities Leaders   Income Bond Utility
                         Portfolio    Portfolio   Fund II     Fund II   Fund II
                         ---------  ------------- --------  ----------- --------
Type I Units:
Units outstanding at
 December 31, 1998......  751,280      595,214     480,466    471,675    478,465
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........   18,249       62,572     (22,424)    23,352      8,540
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (4,731)        (538)        642        --        (616)
  Surrenders............  (73,634)    (116,547)     61,366    (66,408)   (58,803)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,662)      (1,314)      1,380       (837)    (1,105)
 Transfers (to) from the
  Guarantee Account.....   36,628       14,682     (21,326)     5,873      1,829
 Interfund transfers.... (107,315)     (28,688)    (25,993)    16,788    (64,401)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (132,465)     (69,833)     (6,355)   (21,232)  (114,556)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 1999......  618,815      525,381     474,111    450,443    363,909
                         --------     --------    --------    -------   --------
From capital
 transactions:
 Net premiums...........    1,926        3,181         835        319      3,240
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (2,031)      (4,441)     (5,693)    (1,966)      (547)
  Surrenders............ (131,081)    (111,090)    (88,020)   (69,334)   (95,771)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............   (1,164)        (976)       (873)      (636)      (758)
 Transfers (to) from the
  Guarantee Account.....    8,170       (2,794)      4,466      1,361      1,810
 Interfund transfers....  (84,471)    (109,864)    (59,309)   (10,758)   (12,912)
                         --------     --------    --------    -------   --------
Net increase (decrease)
 in units from capital
 transactions........... (208,651)    (225,984)   (148,594)   (81,014)  (104,938)
                         --------     --------    --------    -------   --------
Units outstanding at
 December 31, 2000......  410,164      299,397     325,517    369,429    258,971
                         ========     ========    ========    =======   ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                               PBHG Insurance
                                    Alger American Fund      Series Fund, Inc.
                                  ------------------------  --------------------
                                      Small      LargeCap   PBHG Large   PBHG
                                  Capitalization  Growth    Cap Growth Growth II
                                    Portfolio    Portfolio  Portfolio  Portfolio
                                  -------------- ---------  ---------- ---------
Type I Units:
Units outstanding at December
 31, 1998.......................    1,733,429    1,161,424    98,043    122,432
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        8,057       65,273     4,242      4,265
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................         (333)      (7,424)      --         --
  Surrenders....................     (168,826)    (220,228)  (11,876)   (13,149)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account.............        6,564       21,695     1,395      2,631
 Interfund transfers............     (485,936)     220,662    40,768    110,913
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (643,426)      76,102    34,300    104,270
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 1999.......................    1,090,003    1,237,526   132,343    226,702
                                    ---------    ---------   -------    -------
From capital transactions:
 Net premiums...................        6,120       11,332       868      2,883
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       (4,005)      (1,321)      --        (350)
  Surrenders....................     (226,230)    (219,923)  (19,665)   (61,772)
  Cost of insurance,
   administrative, and
   distribution expenses........       (2,932)      (2,511)     (429)      (616)
 Transfers (to) from the
  Guarantee Account.............        8,390        8,142       727      2,983
 Interfund transfers............       77,873      (72,344)  155,271    210,621
                                    ---------    ---------   -------    -------
Net increase (decrease) in units
 from capital transactions......     (140,784)    (276,625)  136,772    153,749
                                    ---------    ---------   -------    -------
Units outstanding at December
 31, 2000.......................      949,219      960,901   269,115    380,451
                                    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                          ------------------------------------------------------
                          Aggressive             Worldwide             Flexible
                            Growth     Growth     Growth    Balanced    Income
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                          ----------  ---------  ---------  ---------  ---------
Type I Units:
Units outstanding at
 December 31, 1998....... 1,551,670   4,307,429  4,894,747  2,916,033   552,225
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
 Net premiums............    16,117      66,898     87,098     41,784    38,041
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........    (5,060)    (24,078)   (19,731)   (10,763)      --
  Surrenders.............  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)
 Transfers (to) from the
  Guarantee Account......     6,581      22,989      9,986     47,747    67,950
 Interfund transfers.....   377,943     217,716   (110,764)   206,259   (53,874)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............   238,158    (167,917)  (580,370)  (119,857)  (37,584)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 1999....... 1,789,828   4,139,512  4,314,377  2,796,176   514,641
                          ---------   ---------  ---------  ---------  --------
From capital
 transactions:
Net premiums.............    13,572      26,900     40,691     19,265     4,831
Transfers (to) from the
 general account of GE
 Life & Annuity:
  Death benefits.........    (7,061)    (12,520)   (15,025)    (9,140)     (640)
  Surrenders.............  (391,379)   (877,262)  (900,588)  (646,601) (125,665)
  Cost of insurance,
   administrative, and
   distribution
   expenses..............    (4,472)     (8,844)   (11,184)    (5,950)   (1,265)
 Transfers (to) from the
  Guarantee Account......     2,769      30,341     15,100     27,397        45
 Interfund transfers.....    73,482      41,450      3,940     69,598    (7,298)
                          ---------   ---------  ---------  ---------  --------
Net increase (decrease)
 in units from capital
 transactions............  (313,089)   (799,935)  (867,066)  (545,431) (129,992)
                          ---------   ---------  ---------  ---------  --------
Units outstanding at
 December 31, 2000....... 1,476,739   3,339,577  3,447,311  2,250,745   384,649
                          =========   =========  =========  =========  ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Janus Aspen Series      Janus Aspen Series--
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type I Units:
Units outstanding at December
 31, 1998....................    1,053,424      506,817         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................       20,440      112,397         --         --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (5,129)        (829)        --         --
  Surrenders.................     (170,441)    (110,831)        --         --
  Cost of insurance,
   administrative, and
   distribution expenses.....       (2,552)      (2,368)        --         --
 Transfers (to) from the
  Guarantee Account..........       14,917       18,113         --         --
 Interfund transfers.........       39,313      600,874         --         --
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................     (103,452)     617,356         --         --
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 1999....................      949,972    1,124,173         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
Net premiums.................      (11,129)       7,035       2,521      1,181
Transfers (to) from the
 general account of GE Life &
 Annuity:
  Death benefits.............        2,740       (1,732)        --         --
  Surrenders.................      252,920     (159,886)     (1,132)    (4,699)
  Cost of insurance,
   administrative, and
   distribution expenses.....        3,571       (2,257)       (239)      (186)
 Transfers (to) from the
  Guarantee Account..........       (7,849)       5,975       1,108      4,292
 Interfund transfers.........     (276,097)    (120,167)    318,588    191,731
                                 ---------    ---------     -------    -------
Net increase (decrease) in
 units from capital
 transactions................      (35,844)    (271,032)    320,846    192,319
                                 ---------    ---------     -------    -------
Units outstanding at December
 31, 2000....................      914,128      853,141     320,846    192,319
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Fund Inc.
                         --------------------------  ---------------------------
                                         Mid Cap                          Total
                          Growth and      Value      Strategic Investors Return
                         Income Fund      Fund       Bond Fund   Fund     Fund
                         ------------   -----------  --------- --------- -------
Type I Units:
Units outstanding at
 December 31, 1998......          --            --        --        --       --
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........       54,553        87,322     3,309     1,543    2,537
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............       (1,073)      (11,503)     (908)     (171)     369
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (141)         (314)     (133)      (23)     161
 Transfers (to) from the
  Guarantee Account.....        8,811         1,315    11,419        66  (34,628)
 Interfund transfers....       18,549       118,528    32,748    14,514   37,746
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 1999......       80,699       195,348    46,435    15,929    6,185
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........        4,858           473       148         6       47
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --            --        --        --       --
  Surrenders............      (30,305)      (42,769)  (17,240)  (13,691) (23,024)
  Cost of insurance,
   administrative, and
   distribution
   expenses.............         (166)         (320)      (92)      (93)     (55)
 Transfers (to) from the
  Guarantee Account.....        1,933         8,311        42     3,909    3,514
 Interfund transfers....       14,881       151,437     5,635   120,495   21,862
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 in units from capital
 transactions...........       (8,799)      117,132   (11,507)  110,626    2,344
                          -----------   -----------   -------   -------  -------
Units outstanding at
 December 31, 2000......       71,900       312,480    34,928   126,555    8,529
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total    International   Estate
                           Index      Market     Return       Equity     Securities
                           Fund        Fund       Fund         Fund         Fund
                         ---------  ----------  ---------  ------------- ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
  Surrenders............  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
  Cost of insurance and
   administrative
   expenses.............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         ---------  ----------  ---------     -------    ---------
From capital
 transactions:
 Net premiums...........   840,276  10,838,087    102,672      94,226       60,720
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (57,470)   (246,999)   (15,929)     (5,427)      (5,355)
  Surrenders............  (483,094) (5,526,767)  (104,216)    (42,332)     (72,022)
  Cost of insurance and
   administrative
   expenses.............    (6,267)    (14,981)    (1,545)       (546)        (827)
 Transfers (to) from the
  Guarantee Account..... 1,212,125   3,007,446    198,933      72,620       72,774
 Interfund transfers....  (340,112) (9,361,757)   (29,314)     53,749      388,678
                         ---------  ----------  ---------     -------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,165,458  (1,304,971)   150,601     172,290      443,968
                         ---------  ----------  ---------     -------    ---------
Units outstanding at
 December 31, 2000...... 9,120,668  12,687,487  2,034,785     908,264    1,853,612
                         =========  ==========  =========     =======    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------
                         Global     Mid-Cap                 U.S.        Premier
                         Income   Value Equity  Income     Equity    Growth Equity
                          Fund        Fund       Fund       Fund         Fund
                         -------  ------------ ---------  ---------  -------------
Type II Units:
Units outstanding at
 December 31, 1998...... 285,995   2,140,000   1,884,740    180,295          --
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  21,353     458,276     312,773    715,249      386,311
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       (2,410)    (15,900)    (3,000)        (383)
  Surrenders............  (6,818)   (146,114)   (111,572)   (22,241)      (5,342)
  Cost of insurance and
   administrative
   expenses.............     (88)     (1,590)     (1,338)      (359)         (82)
 Transfers (to) from the
  Guarantee Account.....  82,304     546,156     729,550    557,143      145,917
 Interfund transfers.... (91,015)     17,474     (68,521)   186,174      276,540
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   5,736     871,792     844,992  1,432,966      802,961
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 1999...... 291,731   3,011,792   2,729,732  1,613,261      802,961
                         -------   ---------   ---------  ---------    ---------
From capital
 transactions:
 Net premiums...........  11,119     301,492     122,514    422,758      538,199
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --      (15,195)    (28,273)   (23,921)     (17,603)
  Surrenders............ (24,862)   (238,360)   (217,484)   (86,105)     (73,692)
  Cost of insurance and
   administrative
   expenses.............    (171)     (2,463)     (1,941)    (2,099)      (1,238)
 Transfers (to) from the
  Guarantee Account.....  34,379     438,552     285,413    553,395      588,254
 Interfund transfers.... (10,617)     36,006     145,958    112,208      291,129
                         -------   ---------   ---------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   9,848     520,032     306,187    976,236    1,325,049
                         -------   ---------   ---------  ---------    ---------
Units outstanding at
 December 31, 2000...... 301,579   3,531,824   3,035,919  2,589,497    2,128,010
                         =======   =========   =========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 1,976,510   3,012,849   3,113,007   3,720,027  1,558,580
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,544     235,472     114,559     187,738     66,844
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (20,072)    (18,769)    (17,306)    (20,088)    (7,328)
  Surrenders............  (114,443)   (149,959)   (173,315)   (247,870)   (82,238)
  Cost of insurance and
   administrative
   expenses.............    (1,229)     (1,972)     (1,900)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....   611,535     286,238     110,666     480,849    153,230
 Interfund transfers....  (182,535)   (130,872)   (211,744)   (325,227)  (183,302)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   554,800     220,138    (179,040)     72,887    (53,766)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   138,479     328,072     230,852      94,575     81,676
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (32,472)    (29,519)    (12,087)    (27,108)   (13,673)
  Surrenders............  (204,976)   (263,729)   (205,044)   (499,436)   (80,483)
  Cost of insurance and
   administrative
   expenses.............    (1,629)     (1,970)     (1,374)     (2,090)      (937)
 Transfers (to) from the
  Guarantee Account.....   301,843     275,499     129,531     189,624     86,513
 Interfund transfers....  (170,075)    114,000     223,253    (413,953)   (13,493)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    31,170     422,353     365,131    (658,388)    59,603
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 2,562,480   3,655,340   3,299,098   3,134,526  1,564,417
                         =========   =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ----------  ---------  ---------  ---------  ----------
Type II Units:
Units outstanding at
 December 31, 1998...... 11,335,446  3,818,261  1,616,956  3,176,311  10,085,800
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    508,048    671,122     32,780    212,839   1,125,622
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (52,314)   (14,943)    (6,271)   (20,795)    (42,873)
  Surrenders............   (641,881)  (252,347)   (52,978)  (208,601)   (526,069)
  Cost of insurance and
   administrative
   expenses.............     (7,133)    (2,405)      (621)    (2,033)     (6,316)
 Transfers (to) from the
  Guarantee Account.....    782,737    434,475     31,394    356,995   1,034,910
 Interfund transfers....   (961,326)   106,554    (95,733)  (153,115)    (48,944)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   (371,869)   942,456    (91,429)   185,290   1,536,330
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums...........    261,767    550,437     76,740    116,824     618,320
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (87,618)   (35,461)    (8,787)   (20,059)    (41,522)
  Surrenders............   (858,267)  (420,307)  (105,220)  (281,524)   (574,273)
  Cost of insurance and
   administrative
   expenses.............     (6,678)    (3,019)      (577)    (2,162)     (5,502)
 Transfers (to) from the
  Guarantee Account.....    416,602    428,854     61,398    192,957     652,308
 Interfund transfers....   (784,362)   129,676     24,896   (185,104)   (121,687)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... (1,058,556)   650,180     48,450   (179,068)    527,644
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000......  9,905,021  5,410,897  1,573,977  3,182,533  12,149,774
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond  Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
                         ---------  ------------- ---------  ----------- ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 2,843,815    2,958,791   3,955,083   2,977,691  1,950,915
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums........... 1,010,227      984,520     435,360     341,570    266,112
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (21,323)     (17,744)    (12,111)    (15,026)   (29,633)
  Surrenders............  (166,818)    (170,732)   (247,366)   (162,671)  (112,310)
  Cost of insurance and
   administrative
   expenses.............    (2,437)      (2,365)     (3,320)     (1,784)    (1,448)
 Transfers (to) from the
  Guarantee Account..... 1,417,083      988,048     814,778     708,367    535,523
 Interfund transfers....   (28,808)      25,506    (387,724)   (472,042)  (125,174)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,207,924    1,807,233     599,617     398,414    533,070
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
Net premiums............   447,592      388,853     272,106     120,842    146,590
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (39,056)     (21,965)    (47,205)    (44,569)   (16,116)
  Surrenders............  (254,360)    (272,624)   (287,894)   (197,245)  (148,923)
  Cost of insurance and
   administrative
   expenses.............    (4,314)      (3,870)     (3,726)     (1,867)    (1,809)
 Transfers (to) from the
  Guarantee Account.....   877,605      520,704     362,286     249,767    247,425
 Interfund transfers....  (502,511)    (878,175)   (521,329)   (303,522)  (166,699)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........   524,956     (267,077)   (225,762)   (176,594)    60,468
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 December 31, 2000...... 5,576,695    4,498,947   4,328,938   3,199,511  2,544,453
                         =========    =========   =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                   Small       LargeCap   PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth  Growth II
                                 Portfolio    Portfolio   Portfolio   Portfolio
                               -------------- ----------  ----------  ---------
Type II Units:
Units outstanding at December
 31, 1998.....................   6,082,414     5,605,283    696,037     839,596
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     402,251     1,791,980     90,269     153,521
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (26,201)      (52,245)    (5,995)     (1,861)
  Surrenders..................    (332,834)     (428,283)   (93,949)    (65,505)
  Cost of insurance and
   administrative expenses....      (3,705)       (3,739)      (434)       (487)
 Transfers (to) from the
  Guarantee Account...........     475,632     1,181,832    110,416      96,030
 Interfund transfers..........    (286,721)      488,665     14,787     221,114
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................     228,422     2,978,210    115,094     402,812
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 1999.....................   6,310,836     8,583,493    811,131   1,242,408
                                 ---------    ----------  ---------   ---------
From capital transactions:
 Net premiums.................     717,919     1,337,918    487,795     589,568
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (27,415)      (58,128)    (5,892)    (11,311)
  Surrenders..................    (398,870)     (537,660)   (84,910)   (105,121)
  Cost of insurance and
   administrative expenses....      (3,877)       (6,389)      (655)       (958)
 Transfers (to) from the
  Guarantee Account...........     620,856     1,097,731    408,257     399,693
 Interfund transfers..........     339,583        74,074    621,028     729,462
                                 ---------    ----------  ---------   ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,248,196     1,907,546  1,425,623   1,601,333
                                 ---------    ----------  ---------   ---------
Units outstanding at December
 31, 2000.....................   7,559,032    10,491,039  2,236,754   2,843,741
                                 =========    ==========  =========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type II Units:
Units outstanding at
 December 31, 1998...... 3,488,695    8,827,221  12,554,733   6,060,191  1,911,151
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   638,515    1,601,777   1,366,984   2,443,910    407,985
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (7,927)     (51,477)    (70,333)    (56,072)   (15,328)
  Surrenders............  (177,407)    (468,271)   (691,964)   (481,019)  (152,834)
  Cost of insurance and
   administrative
   expenses.............    (1,613)      (5,722)     (8,181)     (5,586)    (1,366)
 Transfers (to) from the
  Guarantee Account.....   304,246    1,198,630   1,538,151   3,543,222  1,004,702
 Interfund transfers....   823,090      599,116    (110,536)    947,079     18,560
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,578,904    2,874,053   2,024,121   6,391,534  1,261,719
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 1,201,898    1,691,481   1,238,935   1,883,372    318,910
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (26,614)     (83,162)    (75,893)   (127,604)    (7,788)
  Surrenders............  (548,096)    (838,235)   (914,566)   (864,652)   (88,526)
  Cost of insurance and
   administrative
   expenses.............    (3,608)      (8,010)     (8,350)    (11,365)      (868)
 Transfers (to) from the
  Guarantee Account.....   831,570    1,355,037   1,017,579   2,862,340     71,996
 Interfund transfers....   549,756      619,484      94,684     376,548    (22,709)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,004,906    2,736,595   1,352,389   4,118,639    271,015
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 2000...... 7,072,505   14,437,869  15,931,243  16,570,364  3,443,885
                         =========   ==========  ==========  ==========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                              Janus Aspen
                                   Janus Aspen Series       Series --Service
                                      (continued)                Shares
                               -------------------------- ---------------------
                                                           Global
                               International   Capital      Life       Global
                                  Growth     Appreciation Sciences   Technology
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               ------------- ------------ ---------  ----------
Type II Units:
Units outstanding at December
 31, 1998.....................   3,856,210    1,494,358         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................     403,321    2,091,905         --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (13,648)     (26,724)        --         --
  Surrenders..................    (118,139)    (153,401)        --         --
  Cost of insurance and
   administrative expenses....      (2,208)      (1,683)        --         --
 Transfers (to) from the
  Guarantee Account...........     411,856    1,373,095         --         --
 Interfund transfers..........     190,955    1,630,334         --         --
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................     872,137    4,913,526         --         --
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 1999.....................   4,728,347    6,407,884         --         --
                                 ---------    ---------   ---------  ---------
From capital transactions:
 Net premiums.................   1,316,719    1,433,677     252,937    412,502
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     (38,295)     (41,697)       (906)    (1,043)
  Surrenders..................    (375,942)    (409,335)    (16,346)   (21,676)
  Cost of insurance and
   administrative expenses....      (5,373)      (5,850)       (164)      (197)
 Transfers (to) from the
  Guarantee Account...........     624,847    1,278,931     212,484    320,956
 Interfund transfers..........     206,902       97,955     797,254    623,105
                                 ---------    ---------   ---------  ---------
Net increase (decrease) in
 units from capital
 transactions.................   1,728,858    2,353,681   1,245,259  1,333,647
                                 ---------    ---------   ---------  ---------
Units outstanding at December
 31, 2000.....................   6,457,205    8,761,565   1,245,259  1,333,647
                                 =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                    Trust               Series Fund Inc.
                             --------------------  ---------------------------
                             Growth and  Mid Cap                        Total
                               Income     Value    Strategic Investors Return
                                Fund      Fund     Bond Fund   Fund     Fund
                             ---------- ---------  --------- --------- -------
Type II Units:
Units outstanding at
 December 31, 1998..........  428,936     345,533    10,094       863   25,915
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  136,381     275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............      --       (1,270)   (1,085)      --       --
  Surrenders................  (29,344)    (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses..     (460)       (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account.........  265,191     332,699   101,045    24,576   86,095
 Interfund transfers........  (20,938)    234,275    51,365    49,316    2,424
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  350,830     810,855   235,685   111,071  149,629
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 1999..........  779,766   1,156,388   245,779   111,934  175,544
                              -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............  118,384     297,612   121,504   101,138   36,127
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............   (8,636)     (6,798)   (6,868)      --      (443)
  Surrenders................  (48,278)    (60,554)  (33,250)   (9,790)  (8,987)
  Cost of insurance and
   administrative expenses..     (752)     (1,033)     (233)     (115)    (257)
 Transfers (to) from the
  Guarantee Account.........   97,084     243,576   125,214    48,798   67,014
 Interfund transfers........   33,907   1,140,000   104,476   523,831    3,801
                              -------   ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions...............  191,709   1,612,803   310,843   663,862   97,255
                              -------   ---------   -------   -------  -------
Units outstanding at
 December 31, 2000..........  971,475   2,769,191   556,622   775,796  272,799
                              =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500       Money       Total    International Real Estate
                           Index       Market      Return       Equity     Securities
                            Fund        Fund        Fund         Fund         Fund
                         ----------  -----------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1998......        --           --         --          --           --
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  6,802,805   26,606,289  1,215,947     145,060       95,069
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (12,776)    (144,732)       --          --           --
  Surrenders............    (58,579)    (148,000)   (18,907)       (644)      (3,611)
  Cost of insurance and
   administrative
   expenses.............        --           --         --          --           --
 Transfers (to) from the
  Guarantee Account.....    150,344       82,774     21,136       4,164        6,696
 Interfund transfers....    940,109  (13,692,527)    87,529      30,883        9,648
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804  1,305,705     179,463      107,802
                         ----------  -----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........  5,774,481   30,441,494    964,040     272,185      151,448
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (85,129)    (141,659)   (22,314)        --          (531)
  Surrenders............   (369,864)    (673,097)   (87,339)    (11,185)     (23,090)
  Cost of insurance and
   administrative
   expenses.............     (5,229)      (2,393)      (661)       (150)        (145)
 Transfers (to) from the
  Guarantee Account.....    603,956        6,437    120,552      25,850       19,662
 Interfund transfers....    971,278  (28,713,829)   283,007     109,835      535,982
                         ----------  -----------  ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  6,889,493      916,953  1,257,285     396,535      683,326
                         ----------  -----------  ---------     -------      -------
Units outstanding at
 December 31, 2000...... 14,711,396   13,620,757  2,562,990     575,998      791,128
                         ==========  ===========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                  ----------------------------------------------
                                    Mid-Cap               U.S.        Premier
                                  Value Equity Income    Equity    Growth Equity
                                      Fund      Fund      Fund         Fund
                                  ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1998.......................         --        --         --           --
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................   1,036,116   314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................      (6,042)   (2,147)      (973)         --
  Surrenders....................     (17,768)   (6,141)   (11,217)      (6,629)
  Cost of insurance and
   administrative expenses......         --        --         --           --
 Transfers (to) from the
  Guarantee Account.............      22,379     6,119     13,194       26,808
 Interfund transfers............     133,571   121,853    220,867      424,162
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 1999.......................   1,168,256   433,696  1,442,844    1,380,434
                                   ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................     797,484   334,910  1,029,292    1,703,469
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (10,399)   (3,615)   (43,208)     (31,663)
  Surrenders....................     (59,184)  (28,237)   (75,910)     (99,921)
  Cost of insurance and
   administrative expenses......        (515)     (210)      (530)        (583)
 Transfers (to) from the
  Guarantee Account.............      97,643    52,181     87,757      147,794
 Interfund transfers............     232,088   189,635    239,013      476,258
                                   ---------   -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions......   1,057,117   544,664  1,236,414    2,195,354
                                   ---------   -------  ---------    ---------
Units outstanding at December
 31, 2000.......................   2,225,373   978,360  2,679,258    3,575,788
                                   =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --          --          --        --
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   598,416     986,033     593,660     879,869   293,357
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (24,269)     (1,032)     (3,451)     (1,416)      --
  Surrenders............   (13,660)    (15,060)    (10,533)     (8,322)   (2,950)
  Cost of insurance and
   administrative
   expenses.............       --          --          --          --        --
 Transfers (to) from the
  Guarantee Account.....    30,987      29,811      12,469      23,655     5,153
 Interfund transfers....    99,491     214,622     302,111      29,413    10,265
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
 Net premiums...........   561,154   2,286,496   1,962,697     474,064   433,524
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (10,903)     (6,001)     (4,544)     (4,043)   (4,968)
  Surrenders............   (52,952)    (96,312)   (110,707)    (29,941)  (17,849)
  Cost of insurance and
   administrative
   expenses.............      (354)       (947)       (796)       (422)     (369)
 Transfers (to) from the
  Guarantee Account.....    65,149      98,380      52,698      83,942    32,367
 Interfund transfers....   184,002   1,927,603   1,217,623     108,085    80,955
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 in units from capital
 transactions...........   746,096   4,209,219   3,116,971     631,685   523,660
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 December 31, 2000...... 1,437,061   5,423,593   4,011,227   1,554,884   829,485
                         =========   =========   =========   =========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                          Income      Growth    Overseas    Manager   Contrafund
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio
                         ---------  ----------  ---------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......       --          --         --         --          --
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 2,911,113   5,455,784    342,131    655,968   4,350,101
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)    (10,565)       --         --       (7,525)
  Surrenders............   (35,105)    (64,018)    (7,322)   (11,671)    (25,586)
  Cost of insurance and
   administrative
   expenses.............       --          --         --         --          --
 Transfers (to) from the
  Guarantee Account.....    76,560      94,771      1,189     13,510     129,791
 Interfund transfers....   252,253   1,085,738     52,069    119,705     765,205
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 3,203,653   6,561,710    388,067    777,512   5,211,986
                         ---------  ----------  ---------  ---------  ----------
From capital
 transactions:
 Net premiums........... 1,430,124   5,124,433    525,888    666,572   3,706,126
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (12,764)    (96,834)    (6,610)   (11,285)    (30,914)
  Surrenders............  (149,545)   (395,992)   (19,882)   (48,650)   (213,081)
  Cost of insurance and
   administrative
   expenses.............    (1,755)     (3,915)      (288)      (479)     (3,273)
 Transfers (to) from the
  Guarantee Account.....   241,179     348,094     58,777    121,216     345,995
 Interfund transfers....   431,516   1,683,041     88,996     73,238   1,029,703
                         ---------  ----------  ---------  ---------  ----------
Net increase (decrease)
 in units from capital
 transactions........... 1,938,755   6,658,827    646,881    800,612   4,834,556
                         ---------  ----------  ---------  ---------  ----------
Units outstanding at
 December 31, 2000...... 5,142,408  13,220,537  1,034,948  1,578,124  10,046,542
                         =========  ==========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III      Federated Insurance Series
                         ------------------------ ------------------------------
                         Growth &      Growth     American      High
                          Income    Opportunities  Leaders   Income Bond Utility
                         Portfolio    Portfolio    Fund II     Fund II   Fund II
                         ---------  ------------- ---------  ----------- -------
Type III Units:
Units outstanding at
 December 31, 1998......       --           --          --          --       --
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,863,827    1,517,495   1,215,352     684,526  421,560
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,287)      (1,320)        --       (2,079)    (120)
  Surrenders............   (35,107)     (10,269)     (9,777)    (12,146)  (8,023)
  Cost of insurance and
   administrative
   expenses.............       --           --          --          --       --
 Transfers (to) from the
  Guarantee Account.....    66,596       72,775      38,379      45,896   15,150
 Interfund transfers....   184,950      130,481    (129,411)     82,989   63,004
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 1999...... 2,078,979    1,709,162   1,114,543     799,186  491,571
                         ---------    ---------   ---------   ---------  -------
From capital
 transactions:
 Net premiums........... 1,574,724      823,186     484,175     405,619  347,573
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (8,988)     (20,103)     (5,456)     (2,461) (10,918)
  Surrenders............  (137,733)     (97,277)    (57,749)    (47,567) (16,240)
  Cost of insurance and
   administrative
   expenses.............    (1,241)        (826)       (655)       (337)    (340)
 Transfers (to) from the
  Guarantee Account.....   219,538       79,864      67,848      76,446   43,647
 Interfund transfers....   147,424      453,254     181,068       5,626  115,941
                         ---------    ---------   ---------   ---------  -------
Net increase (decrease)
 in units from capital
 transactions........... 1,793,724    1,238,098     669,231     437,326  479,663
                         ---------    ---------   ---------   ---------  -------
Units outstanding at
 December 31, 2000...... 3,872,703    2,947,260   1,783,774   1,236,512  971,234
                         =========    =========   =========   =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Alger American Fund            Janus Aspen Series
                         -------------------------  ----------------------------------
                             Small       LargeCap   Aggressive              Worldwide
                         Capitalization   Growth      Growth      Growth      Growth
                           Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                         -------------- ----------  ----------  ----------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......         --            --          --          --          --
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     998,630     4,680,722   3,433,215   6,733,050   4,679,934
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      (1,650)      (35,922)     (8,849)     (7,911)     (2,840)
  Surrenders............      (4,078)      (43,905)    (31,999)    (80,226)    (40,954)
  Cost of insurance and
   administrative
   expenses.............         --            --          --          --          --
 Transfers (to) from the
  Guarantee Account.....      18,113        66,471      44,684     140,668     134,338
 Interfund transfers....     149,741       709,788   1,344,419   1,493,334   1,019,353
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 1999......   1,160,756     5,377,154   4,781,470   8,278,915   5,789,831
                           ---------    ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........   1,805,717     4,061,228   5,048,611   8,254,239   6,027,813
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (10,607)      (92,337)    (52,425)    (86,594)    (67,189)
  Surrenders............     (72,933)     (268,900)   (284,650)   (503,590)   (358,494)
  Cost of insurance and
   administrative
   expenses.............        (673)       (2,774)     (2,620)     (4,831)     (3,091)
 Transfers (to) from the
  Guarantee Account.....     144,478       340,387     207,130     556,269     399,683
 Interfund transfers....     539,726       957,727   1,103,461   1,483,970   1,085,344
                           ---------    ----------  ----------  ----------  ----------
Net increase (decrease)
 in units from capital
 transactions...........   2,405,708     4,995,331   6,019,507   9,699,463   7,084,066
                           ---------    ----------  ----------  ----------  ----------
Units outstanding at
 December 31, 2000......   3,566,464    10,372,485  10,800,977  17,978,378  12,873,897
                           =========    ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Janus Aspen
                                                                             Series --Service
                                 Janus Aspen Series (continued)                   Shares
                         ------------------------------------------------- ---------------------
                                                                            Global
                                     Flexible   International   Capital      Life       Global
                          Balanced    Income       Growth     Appreciation Sciences   Technology
                         Portfolio   Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                         ----------  ---------  ------------- ------------ ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1998......        --         --           --            --         --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  6,431,170    572,513      863,953     6,946,766        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (2,310)       --        (3,678)      (45,793)       --         --
  Surrenders............    (74,010)   (18,968)     (11,168)      (66,978)       --         --
  Cost of insurance and
   administrative
   expenses.............        --         --           --            --         --         --
 Transfers (to) from the
  Guarantee Account.....    185,544      2,662       21,060        97,938        --         --
 Interfund transfers....    664,637     49,863      380,948     1,141,405        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 1999......  7,205,031    606,070    1,251,115     8,073,338        --         --
                         ----------  ---------    ---------    ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........  5,549,805    474,783    2,722,775     6,099,764    546,951    923,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (119,285)    (4,553)     (26,505)      (57,318)    (9,786)   (29,206)
  Surrenders............   (416,299)   (44,882)     (90,963)     (431,439)   (26,070)   (41,674)
  Cost of insurance and
   administrative
   expenses.............     (3,757)      (428)        (720)       (3,836)      (318)      (110)
 Transfers (to) from the
  Guarantee Account.....    561,825     87,528      118,468       276,061      7,816     27,397
 Interfund transfers....  1,233,177    232,132      594,430       492,024  1,019,942    540,146
                         ----------  ---------    ---------    ----------  ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  6,805,466    744,580    3,317,485     6,375,256  1,538,535  1,420,254
                         ----------  ---------    ---------    ----------  ---------  ---------
Units outstanding at
 December 31, 2000...... 14,010,497  1,350,650    4,568,600    14,448,594  1,538,535  1,420,254
                         ==========  =========    =========    ==========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                               Goldman Sachs
                                  Variable         Salomon Brothers Variable
                              Insurance Trust          Series Fund Inc.
                            --------------------  ----------------------------
                            Growth and  Mid Cap                         Total
                              Income     Value    Strategic Investors  Return
                               Fund      Fund     Bond Fund   Fund      Fund
                            ---------- ---------  --------- ---------  -------
Type III Units:
Units outstanding at
 December 31, 1998.........      --          --        --         --       --
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  179,877     448,554   166,205    164,131  100,325
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (3,176)      --         --       --
  Surrenders...............   (3,320)     (4,186)   (6,562)    (1,317)    (577)
  Cost of insurance and
   administrative
   expenses................      --          --        --         --       --
 Transfers (to) from the
  Guarantee Account........    9,236      20,162     4,931      9,264    2,093
 Interfund transfers.......   18,805      21,492    59,307     15,033   16,015
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 1999.........  204,598     482,846   223,881    187,111  117,856
                             -------   ---------   -------  ---------  -------
From capital transactions:
 Net premiums..............  368,448     642,274   263,180    548,934  177,293
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --       (2,268)   (2,174)      (764)  (4,720)
  Surrenders...............  (12,649)    (37,842)  (12,385)   (29,538)  (4,774)
  Cost of insurance and
   administrative
   expenses................      (91)       (494)     (126)      (212)     (56)
 Transfers (to) from the
  Guarantee Account........   34,448      52,728    13,748     31,103   19,817
 Interfund transfers.......   49,620   1,810,332    60,190  1,078,491   85,776
                             -------   ---------   -------  ---------  -------
Net increase (decrease) in
 units from capital
 transactions..............  439,776   2,464,730   322,433  1,628,014  273,336
                             -------   ---------   -------  ---------  -------
Units outstanding at
 December 31, 2000.........  644,374   2,947,576   546,314  1,815,125  391,192
                             =======   =========   =======  =========  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
                         ---------  ----------  -------  ------------- -----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --          --       --         --           --
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   436,947   2,333,947   58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --          --       --         --           --
  Surrenders............    (1,506)    (30,516)    (465)       --           --
  Cost of insurance and
   administrative
   expenses.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....     5,872         --     1,056        --           --
 Interfund transfers....   102,301  (1,089,158)  18,954      4,120        6,968
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums........... 1,005,103   6,174,022  197,106     79,360       33,012
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,563)        --      (243)       --           --
  Surrenders............   (63,232)   (300,043) (10,764)      (472)        (451)
  Cost of insurance and
   administrative
   expenses.............        (3)         (1)     --         --           --
 Transfers (to) from the
  Guarantee Account.....    27,047      54,077    9,156        485          206
 Interfund transfers....   242,583  (3,322,722)  10,107      2,411       26,822
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 1,209,935   2,605,333  205,362     81,784       59,589
                         ---------  ----------  -------     ------       ------
Units outstanding at
 December 31, 2000...... 1,753,549   3,819,606  283,441     96,984       70,076
                         =========  ==========  =======     ======       ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
                                   ------------ -------  -------  -------------
Type IV Units:
Units outstanding at December 31,
 1998.............................       --         --       --          --
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   130,022     53,541   76,072      61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................      (527)      (216)    (213)       (194)
  Cost of insurance and
   administrative expenses........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,195        --       385         105
 Interfund transfers..............    15,650     13,753   24,662      35,583
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,835
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   186,211    156,442  150,282     187,404
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --      (839)     (1,159)
  Surrenders......................   (15,962)    (7,035) (18,829)     (5,890)
  Cost of insurance and
   administrative expenses........        (1)       --       --          --
 Transfers (to) from the Guarantee
  Account.........................     4,748      1,219    4,582       2,245
 Interfund transfers..............     8,016    (52,298)  18,143      15,351
                                     -------    -------  -------     -------
Net increase (decrease) in units
 from capital transactions........   183,012     98,328  153,339     197,951
                                     -------    -------  -------     -------
Units outstanding at December 31,
 2000.............................   330,352    165,406  254,245     294,786
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Type IV Units:
Units outstanding at
 December 31, 1998........      --         --          --        --        --
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............   47,460     78,714      17,619    28,067     9,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --         --          --        --        --
  Surrenders..............     (245)      (899)        (66)      (48)      --
  Cost of insurance and
   administrative
   expenses...............      --         --          --        --        --
 Transfers (to) from the
  Guarantee Account.......      --         --          168       --        152
 Interfund transfers......   (5,466)     3,613       7,029     7,839       399
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   41,749     81,428      24,750    35,858    10,366
                            -------    -------     -------   -------   -------
From capital transactions:
 Net premiums.............  118,086    384,129     273,033   141,734   104,972
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........      --      (1,077)       (737)      --        --
  Surrenders..............   (7,806)   (19,233)     (7,253)   (4,679)   (1,704)
  Cost of insurance and
   administrative
   expenses...............       (1)        (1)        --        --        --
 Transfers (to) from the
  Guarantee Account.......    1,603      7,162       7,071     2,561       792
 Interfund transfers......   13,681    181,870     163,036   (33,850)    2,257
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  125,563    552,850     435,150   105,766   106,317
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........  167,312    634,278     459,900   141,624   116,683
                            =======    =======     =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                             Variable Insurance Products     Variable Insurance
                                        Fund                  Products Fund II
                            ------------------------------  --------------------
                             Equity-                          Asset
                             Income    Growth    Overseas    Manager  Contrafund
                            Portfolio Portfolio  Portfolio  Portfolio Portfolio
                            --------- ---------  ---------  --------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998.........      --         --        --         --         --
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  216,084    270,338    25,780     34,594    269,745
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........      --         --        --         --         --
  Surrenders...............     (756)    (1,836)       (2)      (134)    (1,607)
  Cost of insurance and
   administrative
   expenses................      --         --        --         --         --
 Transfers (to) from the
  Guarantee Account........    3,774      2,002       --         358      2,732
 Interfund transfers.......   23,594     63,231     2,412     10,072     65,745
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 1999.........  242,696    333,735    28,190     44,890    336,615
                             -------  ---------  --------    -------  ---------
From capital transactions:
 Net premiums..............  291,589    647,852   384,250    173,027    777,598
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........   (1,681)    (1,044)      --      (1,722)    (2,312)
  Surrenders...............  (16,446)   (44,814)  (21,243)    (2,688)   (38,033)
  Cost of insurance and
   administrative
   expenses................       (1)        (2)      --         --          (1)
 Transfers (to) from the
  Guarantee Account........   12,162     18,810     2,496      3,047     16,781
 Interfund transfers.......   29,395    168,139  (225,795)    (4,058)   124,096
                             -------  ---------  --------    -------  ---------
Net increase (decrease) in
 units from capital
 transactions..............  315,018    788,941   139,708    167,606    878,129
                             -------  ---------  --------    -------  ---------
Units outstanding at
 December 31, 2000.........  557,714  1,122,676   167,898    212,496  1,214,744
                             =======  =========  ========    =======  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                            Variable Insurance
                             Products Fund III     Federated Insurance Series
                          ----------------------- -----------------------------
                          Growth &     Growth     American     High
                           Income   Opportunities Leaders   Income Bond Utility
                          Portfolio   Portfolio   Fund II     Fund II   Fund II
                          --------- ------------- --------  ----------- -------
Type IV Units:
Units outstanding at
 December 31, 1998.......      --          --         --          --        --
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  134,288      65,370     76,520      55,116    33,820
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........      --          --         --          --        --
  Surrenders.............     (368)       (519)       (68)       (345)     (210)
  Cost of insurance and
   administrative
   expenses..............      --          --         --          --        --
 Transfers (to) from the
  Guarantee Account......    4,476         165        --          846       --
 Interfund transfers.....   12,269      27,604      8,735         256     2,649
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 1999.......  150,665      92,620     85,187      55,873    36,259
                           -------     -------    -------     -------   -------
From capital
 transactions:
 Net premiums............  326,342     127,121    154,329     136,513    61,072
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (267)        --         --          --        --
  Surrenders.............   (8,856)    (14,355)    (6,083)    (15,291)   (7,127)
  Cost of insurance and
   administrative
   expenses..............      --           (1)       --          --        --
 Transfers (to) from the
  Guarantee Account......   22,351       5,241      1,430       2,699       595
 Interfund transfers.....   22,858      25,667      8,484     (54,830)   16,557
                           -------     -------    -------     -------   -------
Net increase (decrease)
 in units from capital
 transactions............  362,428     143,673    158,160      69,091    71,097
                           -------     -------    -------     -------   -------
Units outstanding at
 December 31, 2000.......  513,093     236,293    243,347     124,964   107,356
                           =======     =======    =======     =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           Alger American Fund           Janus Aspen Series
                         ------------------------  --------------------------------
                             Small      LargeCap   Aggressive             Worldwide
                         Capitalization  Growth      Growth     Growth     Growth
                           Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                         -------------- ---------  ----------  ---------  ---------
Type IV Units:
Units outstanding at
 December 31, 1998......        --            --         --          --         --
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........     97,052       188,807    290,801     414,640    334,265
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --            --         --          --         --
  Surrenders............       (852)         (828)      (971)     (1,895)    (1,705)
  Cost of insurance and
   administrative
   expenses.............        --            --         --          --         --
 Transfers (to) from the
  Guarantee Account.....         45         3,434        767       1,935      4,641
 Interfund transfers....      1,414        40,348    222,512      85,744     69,747
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 1999......     97,659       231,761    513,109     500,424    406,948
                            -------     ---------  ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    388,027       772,600    890,520   1,325,252  1,062,555
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........        --         (1,486)   (25,359)    (17,314)    (1,483)
  Surrenders............    (14,857)      (33,599)   (71,142)    (91,553)   (45,450)
  Cost of insurance and
   administrative
   expenses.............         (1)          --          (2)         (1)        (3)
 Transfers (to) from the
  Guarantee Account.....      1,873        16,939      9,686      23,230     16,000
 Interfund transfers....     64,576       405,826    101,149     352,234    245,495
                            -------     ---------  ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    439,618     1,160,280    904,852   1,591,848  1,277,114
                            -------     ---------  ---------   ---------  ---------
Units outstanding at
 December 31, 2000......    537,277     1,392,041  1,417,961   2,092,272  1,684,062
                            =======     =========  =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Janus Aspen Series --
                                 Janus Aspen Series (continued)              Service Shares
                         ----------------------------------------------- ----------------------
                                    Flexible  International   Capital    Global Life   Global
                         Balanced    Income      Growth     Appreciation  Sciences   Technology
                         Portfolio  Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                         ---------  --------- ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at
 December 31, 1998......       --        --          --            --         --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   302,041    86,807      79,968       343,133        --          --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --        --          --            --         --          --
  Surrenders............    (1,671)     (692)       (353)       (1,763)       --          --
  Cost of insurance and
   administrative
   expenses.............       --        --          --            --         --          --
 Transfers (to) from the
  Guarantee Account.....     6,715     1,497          41         3,287        --          --
 Interfund transfers....    40,846     1,601      22,725        83,434        --          --
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions...........   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 1999......   347,931    89,213     102,381       428,091        --          --
                         ---------   -------     -------     ---------     ------     -------
From capital
 transactions:
 Net premiums...........   979,535    87,485     652,604     1,086,829     69,735     179,016
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,878)      --         (995)      (16,902)       --          --
  Surrenders............   (57,296)   (6,887)    (26,633)      (86,078)    (1,474)     (1,267)
  Cost of insurance and
   administrative
   expenses.............        (3)       (1)         (1)           (4)       --          --
 Transfers (to) from the
  Guarantee Account.....    30,092     4,045       6,572        14,252         22       1,409
 Interfund transfers....   140,209    17,150     151,626       149,512     29,476      42,975
                         ---------   -------     -------     ---------     ------     -------
Net increase (decrease)
 in units from capital
 transactions........... 1,089,659   101,792     783,173     1,147,609     97,759     222,133
                         ---------   -------     -------     ---------     ------     -------
Units outstanding at
 December 31, 2000...... 1,437,590   191,005     885,554     1,575,700     97,759     222,133
                         =========   =======     =======     =========     ======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust              Series Fund Inc.
                         -------------------------  --------------------------
                                        Mid Cap                         Total
                          Growth and     Value      Strategic Investors Return
                         Income Fund     Fund       Bond Fund   Fund     Fund
                         ------------  -----------  --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1998......          --           --        --        --      --
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       10,321       42,856    20,339     6,921  17,669
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............          --           (88)      --        (44)    --
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....          --           --        --        --      --
 Interfund transfers....        4,788           41    (5,043)   (4,012) (1,377)
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 1999......       15,109       42,809    15,296     2,865  16,292
                           ----------  -----------   -------   -------  ------
From capital
 transactions:
 Net premiums...........       64,837      140,173    94,063    85,493  16,928
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --           --        --        --      --
  Surrenders............       (5,060)      (7,660)   (2,791)   (1,074)   (125)
  Cost of insurance and
   administrative
   expenses.............          --           --        --        --      --
 Transfers (to) from the
  Guarantee Account.....        4,413          --      3,112     1,381     --
 Interfund transfers....        7,420       62,560    (1,211)   12,015     625
                           ----------  -----------   -------   -------  ------
Net increase (decrease)
 in units from capital
 transactions...........       71,610      195,073    93,173    97,815  17,428
                           ----------  -----------   -------   -------  ------
Units outstanding at
 December 31, 2000......       86,719      237,882   108,469   100,680  33,720
                           ==========  ===========   =======   =======  ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                           GE Investments Funds, Inc.   Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------
                         S&P 500   Money    Real Estate  Growth &          Growth
                          Index    Market   Securities    Income       Opportunities     Mid Cap
                          Fund      Fund       Fund     Portfolio        Portfolio      Portfolio
                         ------- ---------- ----------- ------------   --------------   ----------
Type V Units:
Units outstanding at
 December 31, 1999......    --          --      --                 --               --            --
                          -----  ----------     ---       ------------     ------------    ----------
From capital
 transactions:
 Net premiums...........  1,070   9,901,886       8                994            1,030            89
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --          --      --                 --               --            --
  Surrenders............    --          --      --                 --               --            --
  Cost of insurance and
   administrative
   expenses.............    --          --      --                 --               --            --
 Interfund transfers....  1,085     254,256     101                958            1,082           118
                          -----  ----------     ---       ------------     ------------    ----------
Net increase (decrease)
 in units from capital
 transactions...........  2,155  10,156,142     109              1,952            2,112           207
                          -----  ----------     ---       ------------     ------------    ----------
Units outstanding at
 December 31, 2000......  2,155  10,156,142     109              1,952            2,112           207
                          =====  ==========     ===       ============     ============    ==========

                                                Janus Aspen Series
                                  ----------------------------------------------
                                  International   Capital     Equity     High
                                     Growth     Appreciation  Income     Yield
                                    Portfolio    Portfolio   Portfolio Portfolio
                                  ------------- ------------ --------- ---------
Type V Units:
Units outstanding at December
 31, 1999.......................       --            --         --        --
                                       ---         -----        ---       ---
From capital transactions:
 Net premiums...................        (1)        1,083          7        10
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --            --         --        --
  Surrenders....................       --            --         --        --
  Cost of insurance and
   administrative expenses......       --            --         --        --
 Interfund transfers............       393         1,600         97       101
                                       ---         -----        ---       ---
Net increase (decrease) in units
 from capital transactions......       392         2,683        104       111
                                       ---         -----        ---       ---
Units outstanding at December
 31, 2000.......................       392         2,683        104       111
                                       ===         =====        ===       ===

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                      AIM Variable Insurance Funds
                          -----------------------------------------------------
                          AIM V.I. Capital     AIM V.I.           AIM V.I.
                            Appreciation   Aggressive Growth Telecommunications
                                Fund             Fund               Fund
                          ---------------- ----------------- ------------------
Type V Units:
Units outstanding at
 December 31, 1999.......        --               --                --
                               -----              ---               ---
From capital
 transactions:
 Net premiums............      1,000               17               118
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........        --               --                --
  Surrenders.............        --               --                --
  Cost of insurance and
   administrative
   expenses..............        --               --                --
 Interfund transfers.....      1,185              119               196
                               -----              ---               ---
Net increase (decrease)
 in units from capital
 transactions............      2,185              136               314
                               -----              ---               ---
Units outstanding at
 December 31, 2000.......      2,185              136               314
                               =====              ===               ===

                                      GE Investments Funds, Inc.
                          -----------------------------------------------------
                          S&P 500   Money      Mid-Cap     U.S.      Premier
                           Index    Market   Value Equity Equity  Growth Equity
                           Fund      Fund        Fund      Fund       Fund
                          -------  --------  ------------ ------  -------------
Type VI Units:
Units outstanding at
 December 31, 1999.......     --        --         --        --         --
                          -------  --------     ------    ------     ------
From capital
 transactions:
 Net premiums............ 275,490   333,385     18,237    24,796     50,386
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --         --        --         --
  Surrenders.............  (1,035)      (50)       (65)      (32)       (34)
  Cost of insurance and
   administrative
   expenses..............     --        --         --        --         --
 Transfers (to) from the
  Guarantee Account......  33,632    49,968      8,023     5,803      6,269
 Interfund transfers.....  (1,895) (104,080)     4,814       --         --
                          -------  --------     ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions............ 306,192   279,223     31,009    30,567     56,621
                          -------  --------     ------    ------     ------
Units outstanding at
 December 31, 2000....... 306,192   279,223     31,009    30,567     56,621
                          =======  ========     ======    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments       Oppenheimer Variable
                                      Funds, Inc.          Account Funds --
                                      (continued)           Class 2 Shares
                                  ------------------- --------------------------
                                  Value   Small-Cap     Global     Main Street
                                  Equity Value Equity Securities Growth & Income
                                   Fund      Fund      Fund/VA       Fund/VA
                                  ------ ------------ ---------- ---------------
Type VI Units:
Units outstanding at December
 31, 1999.......................     --        --          --            --
                                  ------    ------      ------       -------
From capital transactions:
 Net premiums...................  14,904    16,014      65,846        94,834
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     --        --          --            --
  Surrenders....................     --        --           (6)         (488)
  Cost of insurance and
   administrative expenses......     --        --          --            --
 Transfers (to) from the
  Guarantee Account.............   1,308       866       3,979        18,192
 Interfund transfers............     --        --         (822)        1,856
                                  ------    ------      ------       -------
Net increase (decrease) in units
 from capital transactions......  16,212    16,880      68,997       114,394
                                  ------    ------      ------       -------
Units outstanding at December
 31, 2000.......................  16,212    16,880      68,997       114,394
                                  ======    ======      ======       =======


                         Variable Insurance  Variable Insurance  Variable Insurance
                          Products Fund --   Products Fund II --  Products Fund III
                           Service Class 2     Service Class 2   -- Service Class 2
                         ------------------- ------------------- -------------------
                          Equity-                                Growth &
                          Income    Growth       Contrafund       Income    Mid Cap
                         Portfolio Portfolio      Portfolio      Portfolio Portfolio
                         --------- --------- ------------------- --------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --        --             --            --         --
                          -------   -------        -------        ------    -------
From capital
 transactions:
 Net premiums...........   85,628   273,173        176,603        50,476    212,608
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --        --             --            --         --
  Surrenders............     (390)     (680)        (1,076)          (19)    (1,329)
  Cost of insurance and
   administrative
   expenses.............      --        --             --            --         --
 Transfers (to) from the
  Guarantee Account.....   12,335    28,059         31,351         2,552     28,733
 Interfund transfers....   12,339     6,249          4,545           --       3,422
                          -------   -------        -------        ------    -------
Net increase (decrease)
 in units from capital
 transactions...........  109,912   306,801        211,423        53,009    243,434
                          -------   -------        -------        ------    -------
Units outstanding at
 December 31, 2000......  109,912   306,801        211,423        53,009    243,434
                          =======   =======        =======        ======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                            Federated Insurance
                            Federated            Series --           Janus Aspen Series -- Service
                         Insurance Series      Service Shares                   Shares
                         ---------------- ----------------------- -----------------------------------
                          International         High Income          Global       Global   Aggressive
                          Small Company            Bond           Life Sciences Technology   Growth
                             Fund II              Fund II           Portfolio   Portfolio  Portfolio
                         ---------------- ----------------------- ------------- ---------- ----------
Type VI Units:
Units outstanding at
 December 31, 1999......         --                  --                  --          --         --
                              ------              ------             -------     -------    -------
From capital
 transactions:
 Net premiums...........      10,016              31,514              94,375     246,571    428,722
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........         --                  --                  --          --         --
  Surrenders............        (152)                (19)               (317)       (822)    (1,455)
  Cost of insurance and
   administrative
   expenses.............         --                  --                  --          --         --
 Transfers (to) from the
  Guarantee Account.....         270               1,783              20,206      36,777     65,378
 Interfund transfers....      (3,490)                --                6,102       1,660     15,028
                              ------              ------             -------     -------    -------
Net increase (decrease)
 in units from capital
 transactions...........       6,644              33,278             120,366     284,186    507,673
                              ------              ------             -------     -------    -------
Units outstanding at
 December 31, 2000......       6,644              33,278             120,366     284,186    507,673
                              ======              ======             =======     =======    =======

                             Janus Aspen Series -- Service Shares (continued)
                         --------------------------------------------------------
                                     Capital    Worldwide International
                          Growth   Appreciation  Growth      Growth     Balanced
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                         --------- ------------ --------- ------------- ---------
Type VI Units:
Units outstanding at
 December 31, 1999......      --         --          --          --          --
                          -------    -------     -------     -------     -------
From capital
 transactions:
 Net premiums...........  483,076    488,459     478,138     184,789     241,000
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     (767)       --          523         --          --
  Surrenders............   (1,370)    (1,866)     (1,578)       (657)       (664)
  Cost of insurance and
   administrative
   expenses.............      --         --          --          --          --
 Transfers (to) from the
  Guarantee Account.....   34,405     33,204      74,720      40,712      30,846
 Interfund transfers....   (2,086)     4,590      10,473      (9,849)      9,270
                          -------    -------     -------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........  513,258    524,387     562,276     214,995     280,452
                          -------    -------     -------     -------     -------
Units outstanding at
 December 31, 2000......  513,258    524,387     562,276     214,995     280,452
                          =======    =======     =======     =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                MFS Variable
                                                                 Insurance
                                AIM Variable Insurance Funds       Trust
                                -----------------------------  ---------------
                                                                         MFS
                                  AIM V.I.     AIM      AIM             Growth
                                  Capital     V.I.     V.I.      MFS     With
                                Appreciation Growth    Value   Growth   Income
                                    Fund      Fund     Fund    Series   Series
                                ------------ -------  -------  -------  ------
Type VI Units:
Units outstanding at December
 31, 1999......................       --         --       --       --      --
                                  -------    -------  -------  -------  ------
From capital transactions:
 Net premiums..................   159,895    134,605  384,867  225,579  50,238
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............       --         --       --      (760)    --
  Surrenders...................      (652)      (321)    (701)    (407)   (101)
  Cost of insurance and
   administrative expenses.....       --         --       --       --      --
 Transfers (to) from the
  Guarantee Account............    21,291     19,203   31,148   22,332   2,434
 Interfund transfers...........     2,397      1,535    3,414      765   2,134
                                  -------    -------  -------  -------  ------
Net increase (decrease) in
 units from capital
 transactions..................   182,931    155,022  418,728  247,509  54,705
                                  -------    -------  -------  -------  ------
Units outstanding at December
 31, 2000......................   182,931    155,022  418,728  247,509  54,705
                                  =======    =======  =======  =======  ======

                             MFS Variable
                            Insurance Trust
                              (continued)                      Dreyfus
                         --------------------- ----------------------------------------
                          MFS New              Dreyfus Investment  The Dreyfus Socially
                         Discovery MFS Utility Portfolios-Emerging     Responsible
                          Series     Series     Markets Portfolio   Growth Fund, Inc.
                         --------- ----------- ------------------- --------------------
Type VI Units:
Units outstanding at
 December 31, 1999......     --         --              --                   --
                          ------     ------          ------               ------
From capital
 transactions:
 Net premiums...........  75,559     49,981           8,826               17,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --         --              --                   --
  Surrenders............     (39)       (86)           (150)                (170)
  Cost of insurance and
   administrative
   expenses.............     --         --              --                   --
 Transfers (to) from the
  Guarantee Account.....  19,102     17,538           7,604                1,748
 Interfund transfers....     (33)       (28)            --                   --
                          ------     ------          ------               ------
Net increase (decrease)
 in units from capital
 transactions...........  94,589     67,405          16,280               19,494
                          ------     ------          ------               ------
Units outstanding at
 December 31, 2000......  94,589     67,405          16,280               19,494
                          ======     ======          ======               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                                                               Rydex
                                  PIMCO Variable Insurance Trust           Variable Trust
                         ------------------------------------------------- --------------
                          Foreign     Long-Term    High Yield Total Return
                           Bond    U.S. Government    Bond        Bond          OTC
                         Portfolio Bond Portfolio  Portfolio   Portfolio        Fund
                         --------- --------------- ---------- ------------ --------------
Type VI Units:
Units outstanding at
 December 31, 1999......    --            --            --          --            --
                            ---        ------        ------      ------       -------
From capital
 transactions:
 Net premiums...........    --         43,385        12,360      80,928       262,860
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --            --            --          --            --
  Surrenders............    --           (221)          (52)       (452)         (672)
  Cost of insurance and
   administrative
   expenses.............    --            --            --          --            --
 Transfers (to) from the
  Guarantee Account.....    278         2,848         2,388       9,017        42,380
 Interfund transfers....    --            --            --         (373)        1,234
                            ---        ------        ------      ------       -------
Net increase (decrease)
 in units from capital
 transactions...........    278        46,012        14,696      89,120       305,802
                            ---        ------        ------      ------       -------
Units outstanding at
 December 31, 2000......    278        46,012        14,696      89,120       305,802
                            ===        ======        ======      ======       =======

                                                   Alliance Variable Products
                                                       Series Fund, Inc.
                                                 ------------------------------
                                                 Growth and  Premier
                                                   Income    Growth    Quasar
                                                 Portfolio  Portfolio Portfolio
                                                 ---------- --------- ---------
Type VI Units:
Units outstanding at December 31, 1999..........      --         --       --
                                                  -------    -------   ------
From capital transactions:
 Net premiums...................................   98,873    476,404   28,339
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits................................      --         --       --
  Surrenders....................................     (143)    (1,062)     (13)
  Cost of insurance and administrative
   expenses.....................................      --         --       --
 Transfers (to) from the Guarantee Account......   11,013     46,877    6,680
 Interfund transfers............................    1,490     38,718      161
                                                  -------    -------   ------
Net increase (decrease) in units from capital
 transactions...................................  111,233    560,937   35,167
                                                  -------    -------   ------
Units outstanding at December 31, 2000..........  111,233    560,937   35,167
                                                  =======    =======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                         -------------------------------------------------------------------------
                         S&P 500   Money     Mid-Cap     U.S.      Premier    Value    Small-Cap
                          Index   Market   Value Equity Equity  Growth Equity Equity  Value Equity
                          Fund     Fund        Fund      Fund       Fund       Fund       Fund
                         -------  -------  ------------ ------  ------------- ------  ------------
Type VII Units
Units outstanding at
 December 31, 1999......     --       --         --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
From capital
 transactions:
 Net premiums........... 115,889   89,897      8,751    83,675      7,804     3,406      4,146
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --       --         --        --         --        --         --
  Surrenders............    (222)     --         --       (436)      (609)      (16)      (206)
  Cost of insurance and
   administrative
   expenses.............     --       --         --        --         --        --         --
 Transfers (to) from the
  Guarantee Account.....  15,496    7,139      1,272       991      4,987       671        214
 Interfund transfers....   4,587  (20,250)       --        --         --        --         --
                         -------  -------     ------    ------     ------     -----      -----
Net increase (decrease)
 in units from capital
 transactions........... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         -------  -------     ------    ------     ------     -----      -----
Units outstanding at
 December 31, 2000...... 135,750   76,786     10,023    84,230     12,182     4,061      4,154
                         =======  =======     ======    ======     ======     =====      =====

                                                    Variable Insurance  Variable Insurance
                            Oppenheimer Variable         Products            Products
                         Account Funds --  Class 2    Fund -- Service   Fund II -- Service
                                   Shares                 Class 2            Class 2
                         -------------------------- ------------------- ------------------
                           Global     Main Street    Equity-
                         Securities Growth & Income  Income    Growth       Contrafund
                          Fund/VA       Fund/VA     Portfolio Portfolio     Portfolio
                         ---------- --------------- --------- --------- ------------------
Type VII Units
Units outstanding at
 December 31, 1999......      --            --          --        --             --
                           ------       -------      ------    ------        -------
From capital
 transactions:
 Net premiums...........   29,382        66,358      39,742    55,437        131,911
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --            --          --     (3,816)           --
  Surrenders............     (530)         (316)       (207)     (286)        (1,285)
  Cost of insurance and
   administrative
   expenses.............      --            --          --        --             --
 Transfers (to) from the
  Guarantee Account.....    2,196        20,823       1,123    10,504         12,030
 Interfund transfers....    4,267       (13,307)       (188)     (991)         2,178
                           ------       -------      ------    ------        -------
Net increase (decrease)
 in units from capital
 transactions...........   35,315        73,558      40,470    60,848        144,834
                           ------       -------      ------    ------        -------
Units outstanding at
 December 31, 2000......   35,315        73,558      40,470    60,848        144,834
                           ======       =======      ======    ======        =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance
                               Products         Federated        Federated
                          Fund III --Service    Insurance   Insurance Series --
                                Class 2          Series       Service Shares
                          ------------------- ------------- -------------------
                          Growth &            International     High Income
                           Income    Mid Cap  Small Company        Bond
                          Portfolio Portfolio    Fund II          Fund II
                          --------- --------- ------------- -------------------
Type VII Units
Units outstanding at
 December 31, 1999.......     --        --          --               --
                           ------    ------       -----           ------
From capital
 transactions:
 Net premiums............  83,012    42,740       3,788            9,701
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     --        --          --               --
  Surrenders.............    (296)     (133)        --              (117)
  Cost of insurance and
   administrative
   expenses..............     --        --          --               --
 Transfers (to) from the
  Guarantee Account......   4,665     5,247         --             3,446
 Interfund transfers.....   4,451     1,205         --               --
                           ------    ------       -----           ------
Net increase (decrease)
 in units from capital
 transactions............  91,832    49,059       3,788           13,030
                           ------    ------       -----           ------
Units outstanding at
 December 31, 2000.......  91,832    49,059       3,788           13,030
                           ======    ======       =====           ======

                                    Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------
                            Global       Global   Aggressive             Capital
                         Life Sciences Technology   Growth    Growth   Appreciation
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
                         ------------- ---------- ---------- --------- ------------
Type VII Units
Units outstanding at
 December 31, 1999......       --           --         --         --         --
                            ------       ------     ------    -------    -------
From capital
 transactions:
 Net premiums...........    24,302       40,115     72,275    115,134    103,916
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (2,243)      (1,788)       --         --      (1,869)
  Surrenders............       (87)         (28)      (406)      (617)      (332)
  Cost of insurance and
   administrative
   expenses.............       --           --         --         --         --
 Transfers (to) from the
  Guarantee Account.....     2,443        1,388     10,987      9,752     12,343
 Interfund transfers....    (1,403)        (641)       --       5,214     (1,947)
                            ------       ------     ------    -------    -------
Net increase (decrease)
 in units from capital
 transactions...........    23,012       39,046     82,856    129,483    112,111
                            ------       ------     ------    -------    -------
Units outstanding at
 December 31, 2000......    23,012       39,046     82,856    129,483    112,111
                            ======       ======     ======    =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued


                               Janus Aspen Series --
                            Service Shares (continued)       AIM Variable Insurance Funds
                         --------------------------------- ----------------------------------
                                                                                        AIM
                         Worldwide International           AIM V.I. Capital AIM V.I.   V.I.
                          Growth      Growth     Balanced    Appreciation    Growth    Value
                         Portfolio   Portfolio   Portfolio       Fund         Fund     Fund
                         --------- ------------- --------- ---------------- --------  -------
Type VII Units
Units outstanding at
 December 31, 1999......      --         --           --           --           --        --
                          -------     ------      -------       ------      -------   -------
From capital
 transactions:
 Net premiums...........   96,039     37,190      181,573       73,146      111,536   128,867
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........   (3,916)       --           --           --           --     (3,888)
  Surrenders............     (901)       (36)        (291)        (544)        (870)   (2,871)
  Cost of insurance and
   administrative
   expenses.............      --         --           --           --           --        --
 Transfers (to) from the
  Guarantee Account.....   22,075      6,268       16,777       10,106        5,178    14,585
 Interfund transfers....    5,256        --         3,463          --           145    (1,805)
                          -------     ------      -------       ------      -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  118,553     43,422      201,522       82,708      115,989   134,888
                          -------     ------      -------       ------      -------   -------
Units outstanding at
 December 31, 2000......  118,553     43,422      201,522       82,708      115,989   134,888
                          =======     ======      =======       ======      =======   =======

                             MFS Variable Insurance Trust                       Dreyfus
                         -------------------------------------  ----------------------------------------
                          MFS    MFS Growth   MFS New    MFS    Dreyfus Investment  The Dreyfus Socially
                         Growth  With Income Discovery Utility  Portfolios-Emerging     Responsible
                         Series    Series     Series   Series    Markets Portfolio   Growth Fund, Inc.
                         ------  ----------- --------- -------  ------------------- --------------------
Type VII Units
Units outstanding at
 December 31, 1999......    --        --         --       --             --                   --
                         ------     -----     ------   ------          -----               ------
From capital
 transactions:
 Net premiums........... 51,553     6,965     17,019   23,018          1,584               31,186
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    --        --         --       --             --                   --
  Surrenders............   (608)      (18)      (327)     (33)           --                   (13)
  Cost of insurance and
   administrative
   expenses.............    --        --         --       --             --                   --
 Transfers (to) from the
  Guarantee Account.....  6,724     1,691      1,581    6,028             32                1,299
 Interfund transfers....    --        --         --     3,258            --                   --
                         ------     -----     ------   ------          -----               ------
Net increase (decrease)
 in units from capital
 transactions........... 57,669     8,638     18,273   32,271          1,616               32,472
                         ------     -----     ------   ------          -----               ------
Units outstanding at
 December 31, 2000...... 57,669     8,638     18,273   32,271          1,616               32,472
                         ======     =====     ======   ======          =====               ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

                                        PIMCO Variable Insurance Trust
                               -------------------------------------------------
                                Foreign     Long-Term    High Yield Total Return
                                 Bond    U.S. Government    Bond        Bond
                               Portfolio Bond Portfolio  Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................      929       11,183        11,256      49,525
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --           --            --          --
  Surrenders.................      --           (28)          (64)       (147)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........      --         4,339           368       9,541
 Interfund transfers.........      --           --             51         (50)
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................      929       15,494        11,611      58,869
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................      929       15,494        11,611      58,869
                                ======       ======       =======      ======
                                 Rydex
                               Variable  Alliance Variable Products Series Fund,
                                 Trust                    Inc.
                               --------- ---------------------------------------
                                           Growth and     Premier
                                             Income        Growth      Quasar
                               OTC Fund     Portfolio    Portfolio   Portfolio
                               --------- --------------- ---------- ------------
Type VII Units
Units outstanding at December
 31, 1999....................      --           --            --          --
                                ------       ------       -------      ------
From capital transactions:
 Net premiums................   79,844       42,206       160,773      13,530
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      --        (1,920)          --          --
  Surrenders.................     (506)        (125)         (473)       (176)
  Cost of insurance and
   administrative expenses...      --           --            --          --
 Transfers (to) from the
  Guarantee Account..........    2,547        2,535        20,871       1,640
 Interfund transfers.........      374          240         3,714         --
                                ------       ------       -------      ------
Net increase (decrease) in
 units from capital
 transactions................   82,259       42,936       184,885      14,994
                                ------       ------       -------      ------
Units outstanding at December
 31, 2000....................   82,259       42,936       184,885      14,994
                                ======       ======       =======      ======

(d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I, certain Type II, Type VI and Type VII policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV and Type V policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, $25 plus .25% per year for both Type III and Type IV policies, .35% for Type V policies, and $30 plus .15% per year for Type VI and VII policies. For Type II, Type III and Type IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30%, Type IV--1.35%, Type V--.40%, Type VI--1.35%, and Type VII-- 1.55%. The basis points charged to cover administrative expenses and mortality and expense charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units.

  For Type III unit contracts, transfers from the guarantee account include approximately $46 and $38 million of payments by GE Life & Annuity in the form of bonus credits for the years or lesser periods ended December 31, 2000 and 1999, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.